As filed with the Securities and Exchange Commission on April 9, 2020
File Nos. 333-200237
811-03365
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 7	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 711	☒
(Check Appropriate Box or Boxes)
Brighthouse Separate Account A
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658 7581
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 2005
Approximate Date of Proposed Public Offering:
On May 1, 2020 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE SEPARATE ACCOUNT A
SUPPLEMENT DATED MAY 1, 2020
TO
THE PROSPECTUS DATED MAY 1, 2020
This supplements the prospectus dated May 1, 2020 for the PrimElite IVSM variable annuity contracts issued by Brighthouse Life Insurance Company (“we,” “us,” or “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (888) 556-5412 to request a free copy.
Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given in the prospectus.
1.	Non-Qualified Contract
The PrimElite IV variable annuity contract is only available in Puerto Rico as a Non-Qualified Contract.
2.	Premium Taxes
We will not deduct premium taxes paid by us to Puerto Rico from Purchase Payments, account balances, withdrawals, death benefits or income payments.
3.	Puerto Rico Tax Considerations
While the U.S. Internal Revenue Code generally excludes from income on an annual basis the amount attributable to the investment in a Non-Qualified Contract according to rules that take into consideration whether payments will be made over a term certain or for the life or lives of one or more individuals (and for that matter, life expectancy tables are used), the Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) provides different rules for the exclusion of income under the contract. Amounts distributed under the Non-Qualified Contract as annuities for a taxable year should be included in the annuitant's gross income as ordinary income, except that any portion of the annual amount in excess of 3% of the aggregate amount of the premiums paid will generally be excluded from gross income. Such exclusion from gross income will not be available once the aggregate amount excluded from gross income with respect to such distributions equals the total amount of the premiums paid. Payments not distributed as annuities are excludable from gross income each year until the total amount received exceeds the aggregate premiums or consideration paid. The total amounts accumulated under a variable annuity contract with respect to which an individual prepaid the special 10% tax under Puerto Rico Act No. 77-2014, will be considered as premiums or consideration paid for the annuity.
Similar to Section 1035 of the U.S. Internal Revenue Code, the 2011 PR Code allows the exchange of a life, endowment or annuity insurance contract for the Non-Qualified Contract without the recognition of gain or loss. Also, the total distribution of benefits accumulated under
SUPP-PEIVPRT520

said contracts may qualify as a non-taxable exchange provided the total amount received is reinvested in the Non-Qualified Contract within 60 days following the date of distribution. Unless otherwise provided by regulations, the described rules allowing tax-free exchanges will not be available to the extent the exchange or indirect transfer results in the transfer of property to a person that is a nonresident of Puerto Rico.
There is no specific guidance under the 2011 PR Code and its regulations as to whether owners of variable annuity contracts may be considered to be the owners of the assets of the underlying Separate Account for Puerto Rico income tax purposes due to their ability to exercise investment control over those assets. Some federal administrative pronouncements have held in this scenario that the contract owners should be currently taxed on income and gains attributable to the variable account assets. However, there are other federal administrative pronouncements, which might be persuasive in Puerto Rico, that establish that in order to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract, the Separate Account must be adequately diversified, it must have separate sub-accounts over which the contract owner can be allowed to allocate premiums, change allocations and transfer funds among them. At this point, we cannot predict with reasonable accuracy the tax treatment to be accorded by the Puerto Rico tax authorities to the contract owners with respect to the income and gains attributable to the variable account assets. However, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the variable annuity contract.
The U.S. Internal Revenue Service has issued guidance providing that payments to bona fide residents of Puerto Rico with respect to life insurance and annuity contracts issued by a U.S. life insurance company constitute U.S. source income not excludible from gross income of the recipient under Internal Revenue Code Section 933 and thus, subject to U.S. income taxation on an annual basis. Based on such guidance, Puerto Rico bona fide residents receiving payments under the Non-Qualified Contracts will also be subject to U.S. income taxation and will have to observe the different set of rules under the 2011 PR Code and the U.S. Internal Revenue Code which might produce differences in the timing of recognition of income. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual might not get full tax credit due to the timing differences.
The above discussion is based on the assumption that the Non-Qualified Contract is an annuity and endowment contract for purposes of the 2011 PR Code, and an annuity contract for purposes of the U.S. Internal Revenue Code. If the Non-Qualified Contract is not classified as an annuity and endowment contract for purposes of the 2011 PR Code, and as an annuity contract for purposes of the U.S. Internal Revenue Code, the owner of the Non-Qualified Contract may be taxed currently on the earnings of his/her contract, or may be considered the owner of the underlying securities and taxed on the earnings of the assets in the separate account underlying his/her contract.
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For tax years commencing after December 31, 2018, the 2011 PR Code allows taxpayers to elect, subject to certain requirements, to apply a 15% flat income tax rate, instead of the regular tax rates, on the total amount received during a taxable year under a variable annuity contract.
The above references to the term “Non-Qualified Contract” shall refer to the investment in a variable annuity contract which is independent of any formal retirement or pension plan program.
A Puerto Rico qualified retirement plan trust may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i) of the Employee Retirement Income Security Act of 1974, as amended (ERISA). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.
The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution.
Lump-Sum distributions from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
In the case of distributions from a qualified retirement plan under the 2011 PR Code in the form of annuity or installments as a result of termination of employment, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and $11,000 for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
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In the context of a Puerto Rico qualified retirement plan trust, the U.S. Internal Revenue Service has held that the transfer of assets and liabilities from a U.S. Internal Revenue Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a U.S. Internal Revenue Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes of U.S. Internal Revenue Code Section 401(a). The U.S. Internal Revenue Service has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section (i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the U.S. Internal Revenue Service has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
The discussion above shall not be construed as tax advice and is based on the income tax laws of Puerto Rico and the United States as in effect on the date of this prospectus, as well as regulations, administrative pronouncements and judicial decisions available on or before such date. All of the above is subject to change and not binding on the Puerto Rico Treasury, the U.S. Internal Revenue Service or the courts. You should consult your own tax adviser as to the application to your particular situation of the tax considerations discussed above, as well as the application of any other taxes.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
(888) 556-5412
PrimElite IVSM is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
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The Variable Annuity Contract
issued by
BRIGHTHOUSE LIFE INSURANCE COMPANY
and
Brighthouse Separate Account A
PrimElite IV
May 1, 2020
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 39 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 38 Investment Portfolios listed below. You can put your money in the Fixed Account and/or any of these Investment Portfolios.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Fund (Service Shares) (formerly Oppenheimer Main Street Small Cap Fund®/VA)
Invesco V.I. Equity and Income Fund (Series II)
Invesco V.I. International Growth Fund (Series II)
American Funds Insurance Series® (Class 2)
American Funds Bond Fund
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
American Funds® Growth Portfolio (Class C)
BlackRock High Yield Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
MFS® Research International Portfolio (Class B)
Morgan Stanley Discovery Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class E)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Brighthouse Funds Trust II (Class B)
BlackRock Bond Income Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio
Fidelity® Variable Insurance Products (Service Class 2)
Contrafund® Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Small Cap Value VIP Fund
Templeton Global Bond VIP Fund
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio (Class I)
ClearBridge Variable Appreciation Portfolio (Class I)
ClearBridge Variable Dividend Strategy Portfolio (Class II)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
QS Variable Conservative Growth (Class I)
QS Variable Growth (Class I)
Legg Mason Partners Variable Income Trust (Class I)
Western Asset Variable Global High Yield Bond Portfolio
Pioneer Variable Contracts Trust (Class II)
Pioneer Mid Cap Value VCT Portfolio
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the
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shareholder reports for the Investment Portfolios available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from BLIC. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from BLIC electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Investment Portfolios available under your contract.
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.
To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2020. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 69 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at www.brighthousefinancial.com, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
May 1, 2020
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TABLE OF CONTENTS	Page	Page

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INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................16
Accumulation Phase........................................................13
Accumulation Unit..........................................................16
Annual Benefit Payment..................................................39
Annuitant........................................................................68
Annuity Date..................................................................30
Annuity Options.............................................................31
Annuity Payments...........................................................30
Annuity Service Center......................................................6
Annuity Units..................................................................31
Beneficiary......................................................................68
Business Day...................................................................15
Contract Year.................................................................14
Fixed Account.................................................................13
Free Look........................................................................15
Good Order....................................................................66
Guaranteed Principal Adjustment...................................41
Guaranteed Withdrawal Amount....................................45
GWB Withdrawal Rate...................................................44
Income Phase..................................................................13
Investment Portfolios......................................................17
Joint Owners...................................................................68
Owner.............................................................................67
Purchase Payment...........................................................14
Remaining Guaranteed Withdrawal Amount..................38
Separate Account............................................................63
Total Guaranteed Withdrawal Amount...........................37
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HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select an optional guaranteed withdrawal benefit (GWB), the Lifetime Withdrawal Guarantee. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information).
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account,
5

if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company
Annuity Service Center
P.O. Box 10366
Des Moines, Iowa 50306-0366
(888) 556-5412
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
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FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	8%
Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	8
1	8
2	7
3	6
4	5
5	4
6	3
7	2
8 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.
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The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge (maximum) (Notes 3 and 4)	1.20%
Administration Charge	0.15%
Total Separate Account Annual Expenses (maximum) (Note 3)	1.35%

Death Benefit Rider Charge (Optional) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.15%
Additional Death Benefit — Earnings Preservation Benefit	0.25%

Total Separate Account Annual Expenses (maximum) Including Highest Charges for Optional Death Benefits (Note 5)	1.75%

Note 1. An Account Fee of $30 is charged on the contract anniversary each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses — Account Fee.”)
Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 3. The Mortality and Expense Charge may be reduced in certain circumstances. (These reductions do not apply to contracts issued in Oregon. In Oregon, the Mortality and Expense Charge is always 1.20%.) You are required to estimate on the application the total Purchase Payments you intend to make in the first Contract Year. This estimate will determine the Mortality and Expense charge you pay during the first Contract Year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your Purchase Payment estimate. Also, additional Purchase Payments in excess of your estimate and additional Purchase Payments after the first Contract Year will not lower your Mortality and Expense charge. Please see “Expenses — Product Charges — How to Reduce the Mortality and Expense Charge” for more information.
Estimated/Total Purchase Payments in First Contract Year	Mortality and Expense Charge
$0 - 99,999	1.20%
$100,000 - 249,999	1.05%
$250,000 - 499,999	0.95%
$500,000 or more	0.80%
Note 4. We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Invesco Comstock Portfolio (Class B) of Brighthouse Funds Trust I; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio (Class E) of Brighthouse Funds Trust II (see Appendix A — “Discontinued Investment Portfolios”); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Brighthouse Funds Trust I (see Appendix A — “Discontinued Investment Portfolios”).
Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit — Annual Step-Up Charge, and the Additional Death Benefit — Earnings Preservation Benefit Charge.
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Additional Optional Rider Charges (Note 1)
Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 2))

Lifetime Withdrawal Guarantee (Single Life version) — maximum charge	1.60%
Lifetime Withdrawal Guarantee (Single Life version) — current charge	1.40%

Lifetime Withdrawal Guarantee (Joint Life version) — maximum charge	1.80%
Lifetime Withdrawal Guarantee (Joint Life version) — current charge	1.55%

Guaranteed Withdrawal Benefit I Rider Charge
(as a percentage of the Guaranteed Withdrawal Amount) (Note 3)

Guaranteed Withdrawal Benefit I (GWB I)	0.25%

Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued on or before November 8, 2013 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge.”)
Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. (See “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge.”)
Note 3. The Guaranteed Withdrawal Benefit I rider is not available for purchase. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Guaranteed Withdrawal Amount.
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The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.55%	1.26%
Investment Portfolio Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Fund	0.68%	0.25%	0.18%	—	1.11%	0.06%	1.05%
Invesco V.I. Equity and Income Fund	0.38%	0.25%	0.17%	0.01%	0.81%	0.01%	0.80%
Invesco V.I. International Growth Fund	0.71%	0.25%	0.18%	0.01%	1.15%	—	1.15%
American Funds Insurance Series®
American Funds Bond Fund	0.36%	0.25%	0.04%	—	0.65%	—	0.65%
American Funds Global Growth Fund	0.52%	0.25%	0.05%	—	0.82%	—	0.82%
American Funds Global Small Capitalization Fund	0.70%	0.25%	0.06%	—	1.01%	—	1.01%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
American Funds® Growth Portfolio	—	0.55%	0.02%	0.35%	0.92%	—	0.92%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.01%	0.92%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.92%	0.25%	0.09%	—	1.26%	0.10%	1.16%
Clarion Global Real Estate Portfolio	0.62%	0.25%	0.05%	—	0.92%	0.04%	0.88%
Harris Oakmark International Portfolio	0.77%	0.25%	0.05%	—	1.07%	0.03%	1.04%
Invesco Comstock Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.08%	—	1.03%	0.01%	1.02%
Loomis Sayles Growth Portfolio*	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS ® Research International Portfolio	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	0.25%	0.04%	—	0.93%	0.02%	0.91%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.02%	0.62%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.02%	—	0.75%	0.03%	0.72%
Fidelity ® Variable Insurance Products
Contrafund ® Portfolio	0.54%	0.25%	0.07%	—	0.86%	—	0.86%
Mid Cap Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund	0.46%	0.25%	—	0.01%	0.72%	0.01%	0.71%
Franklin Mutual Shares VIP Fund	0.68%	0.25%	0.03%	—	0.96%	—	0.96%
Franklin Small Cap Value VIP Fund	0.64%	0.25%	0.03%	0.01%	0.93%	—	0.93%
Templeton Global Bond VIP Fund	0.46%	0.25%	0.07%	0.09%	0.87%	0.11%	0.76%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio	0.75%	—	0.04%	—	0.79%	—	0.79%
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.03%	—	0.73%	—	0.73%
ClearBridge Variable Dividend Strategy Portfolio	0.70%	0.25%	0.05%	—	1.00%	—	1.00%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
QS Variable Conservative Growth	—	—	0.12%	0.57%	0.69%	—	0.69%
QS Variable Growth	—	—	0.12%	0.68%	0.80%	—	0.80%
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.13%	—	0.83%	—	0.83%
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Portfolio	0.65%	0.25%	0.08%	—	0.98%	—	0.98%
*	Currently not available
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider, the Additional Death Benefit — Earnings Preservation Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee rider (assuming the maximum charge of 1.80% applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,311	$2,130	$2,979	$5,286
minimum	$1,240	$1,922	$2,641	$4,659

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$511	$1,500	$2,529	$5,286
minimum	$440	$1,292	$2,191	$4,659
Chart 2. Chart 2 below assumes that you do not select any optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,091	$1,460	$1,846	$2,932
minimum	$1,020	$1,247	$1,488	$2,213

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$291	$830	$1,396	$2,932
minimum	$220	$617	$1,038	$2,213
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
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1.    THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
2.    PURCHASE
The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers (“selling firms”). In
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connection with the offer of the contract through certain selling firms, minimum issue ages for the contract and certain of its riders may also be imposed. You should discuss this with your financial representative.
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $5,000. The selling firm with which your financial representative is associated may require a different amount.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	You are required to estimate on the application the total Purchase Payments you intend to make in the first contract year. This estimate will determine the Mortality and Expense charge you pay during the first contract year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your Purchase Payment estimate. Also, additional Purchase Payments in excess of your estimate and additional Purchase Payments after the first contract year will not lower your Mortality and Expense charge. Please see “Expenses — Product Charges — How to Reduce the Mortality and Expense Charge” for more information. (This requirement does not apply to applications in Oregon.)
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit I rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base of the Guaranteed Withdrawal
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Benefit I rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See “Investment Options — Dollar Cost Averaging Program.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the
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investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional Death Benefit — Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS® Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS® Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS® Research International Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
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Other Exchanges. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
Owning Multiple Contracts
You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your financial representative.
3.    INVESTMENT OPTIONS
The contract offers 38 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Variable and Fixed Annuity Products, P.O. Box 10426, Des Moines, Iowa 50306-0426, (888) 556-5412. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange
Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond
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prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class
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coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:
Invesco Oppenheimer V.I. Main Street Small Cap Fund (Service Shares) (formerly Oppenheimer Main Street Small Cap Fund®/VA)
Invesco V.I. Equity and Income Fund (Series II)
Invesco V.I. International Growth Fund (Series II)
American Funds Insurance Series® (Class 2)
American Funds Insurance Series® is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:
American Funds Bond Fund
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
American Funds® Growth Portfolio (Class C)
BlackRock High Yield Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class A)*
MFS® Research International Portfolio (Class B)
Morgan Stanley Discovery Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class E)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Brighthouse Funds Trust II (Class B)
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
BlackRock Bond Income Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio
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Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the contract:
Contrafund® Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Small Cap Value VIP Fund
Templeton Global Bond VIP Fund
Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
ClearBridge Variable Aggressive Growth Portfolio (Class I)
ClearBridge Variable Appreciation Portfolio (Class I)
ClearBridge Variable Dividend Strategy Portfolio (Class II)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
QS Variable Conservative Growth (Class I)
QS Variable Growth (Class I)
Legg Mason Partners Variable Income Trust (Class I)
Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:
Western Asset Variable Global High Yield Bond Portfolio
Pioneer Variable Contracts Trust (Class II)
Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:
Pioneer Mid Cap Value VCT Portfolio
* Currently not available
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
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•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value
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may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
BlackRock High Yield Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Franklin Small Cap Value VIP Fund
Harris Oakmark International Portfolio
Invesco Oppenheimer V.I. Main Street Small Cap Fund
Invesco Small Cap Growth Portfolio
Invesco V.I. International Growth Fund
Loomis Sayles Global Allocation Portfolio
MFS® Research International Portfolio
Templeton Global Bond VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more
“round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
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The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third
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occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Program
We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.
We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The DCA program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in “Purchase — Allocation of Purchase Payments.” If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next
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quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
4.    EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to a maximum of 1.20% of the average daily net asset value of each Investment Portfolio. This charge may be reduced based on the amount of your initial Purchase Payment or, as described below, the total amount of Purchase Payments made in the first Contract Year, as shown in the following table. (These reductions do not apply to contracts issued in Oregon. In Oregon, the Mortality and Expense Charge is always 1.20%.)
Estimated/Total Purchase Payments in First Contract Year	Mortality and Expense Charge
$0 - 99,999	1.20%
$100,000 - 249,999	1.05%
$250,000 - 499,999	0.95%
$500,000 or more	0.80%
This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
How to Reduce the Mortality and Expense Charge. If you anticipate making significant amounts of Purchase Payments after the initial Purchase Payment but during the first Contract Year, you may be able to lower the mortality and expense charge assessed by indicating to us on the application the total amount of Purchase Payments
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you intend to make during the first Contract Year. We will assess the daily mortality and expense charge during the first Contract Year based on the total amount of Purchase Payments you have indicated you intend to make during the first Contract Year. You are not obligated to reach your Purchase Payment goal. If you do not reach your Purchase Payment goal, at the first contract anniversary the mortality and expense charge will be adjusted to reflect the amount of Purchase Payments actually made during the first Contract Year as set forth in the table above, and the adjusted mortality and expense charge will remain in effect for the duration of your contract. We will not adjust the charge on a retroactive basis to recover any amount of the mortality and expense charge assessed during the first Contract Year.
It is important to understand that additional Purchase Payments made after the first Contract Year will not lower your mortality and expense charge. Furthermore, while we may increase your mortality and expense charge if you do not reach your Purchase Payment goal, we will not lower the charge if your actual Purchase Payments exceed the amount you indicated. Therefore, you should carefully consider the amount of Purchase Payments you intend to make during the first Contract Year and enter that amount on your application. By underestimating the amount of your Purchase Payments during the first Contract Year, you may pay a higher mortality and expense charge for the duration of your contract than if you accurately estimate the amount of your Purchase Payments during the first Contract Year.
If you elect to apply your Account Value to an annuity option (see “Annuity Payments (The Income Phase)”) prior to the first contract anniversary and you have not reached your Purchase Payment goal, the mortality and expense charge applied during the Income Phase will be increased to the charge that corresponds to the total Purchase Payments received prior to the Annuity Date.
Administration Charge. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charges. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:
Annual Step-Up Death Benefit	0.15%
Additional Death Benefit–Earnings Preservation Benefit	0.25%
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two optional guaranteed withdrawal benefits under the contract: the Lifetime Withdrawal Guarantee rider and the Guaranteed Withdrawal Benefit I rider (GWB I). The Lifetime Withdrawal Guarantee rider is currently available for purchase in all states. The GWB I is not available for purchase. If you elect either rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary.
The Lifetime Withdrawal Guarantee and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio and the Fixed Account in the ratio each portfolio/account bears to your total
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Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract) or is terminated pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the contract anniversary to the date the termination takes effect.
If the Lifetime Withdrawal Guarantee rider is in effect, the Lifetime Withdrawal Guarantee rider charge will continue even if your Remaining Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee”) equals zero. If there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value, whatever Account Value is available will be applied to pay the rider charge, and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract. If the GWB I rider is in effect, the GWB I rider charge will not continue if your Benefit Base (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of GWB I”) equals zero.
Lifetime Withdrawal Guarantee — Current Rider Charges
For contracts issued in all states, the current charge for the Lifetime Withdrawal Guarantee rider is equal to 1.40% (Single Life version) or 1.55% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee”) on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the Lifetime
Withdrawal Guarantee rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rider charge that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See below for information on rider charges for previously issued contracts.)
Lifetime Withdrawal Guarantee — Previously Issued Contracts — All States Except Nevada and Oregon
Contracts based on applications received after May 1, 2009 and by July 15, 2011: For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on July 15, 2011, the charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
Contracts based on applications received on or before May 1, 2009: For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the
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rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.
Lifetime Withdrawal Guarantee — Previously Issued Contracts — Nevada
Contracts issued in Nevada based on applications received after May 1, 2009 and by November 8, 2013: For contracts issued in Nevada based on applications and necessary information received at our Annuity Service Center in Good Order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on November 8, 2013, the charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If, at the time your contract was issued, the rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up.
Contracts issued in Nevada based on applications received on or before May 1, 2009: For contracts issued in Nevada based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount
Lifetime Withdrawal Guarantee — Previously Issued Contracts — Oregon
Contracts issued in Oregon based on applications received on or before November 9, 2012: For contracts issued in Oregon based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on November 9, 2012, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
Guaranteed Withdrawal Benefit I — All States
The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of GWB I”) on the applicable contract anniversary.
Withdrawal Charge
We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment
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second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	8
1	8
2	7
3	6
4	5
5	4
6	3
7	2
8 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts. This rider is also not available for contracts issued in South Dakota based on applications and necessary information received in Good Order at our Annuity Service Center after the close of the New York Stock Exchange on December 31, 2012.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the
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Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or the Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
5.	ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected the Guaranteed Withdrawal Benefit I or Lifetime Withdrawal Guarantee rider, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Lifetime Withdrawal Guarantee rider) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
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During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4% (state restrictions may apply). You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a
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shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value
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in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a
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transfer from the fixed Annuity Option to the variable Annuity Option.
6.    ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”)
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GWB rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must
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be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
7.    LIVING BENEFITS
Guaranteed Withdrawal Benefits
There are two optional guaranteed withdrawal benefit (GWB) riders under this contract:
•	the Lifetime Withdrawal Guarantee
•	the Guaranteed Withdrawal Benefit I (GWB I)
The Lifetime Withdrawal Guarantee is currently available for purchase in all states. The GWB I is not available for purchase. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
If you purchase the Lifetime Withdrawal Guarantee rider, you must elect it at the time you purchase the contract,
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prior to age 81. The GWB I rider must also have been elected at the time you purchased the contract, prior to age 81. Once elected, a guaranteed withdrawal benefit rider cannot be terminated, except as stated below in the description of each rider.
Each guaranteed withdrawal benefit rider guarantees that the entire amount of Purchase Payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee” below and section A of Appendix D.)
The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The guaranteed withdrawal benefit riders do not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (both as described below) under the Lifetime Withdrawal Guarantee, and the Benefit Base (as described below) under the GWB I, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect such withdrawals under a
Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”) The withdrawal charge is deducted from the Remaining Guaranteed Withdrawal Amount or the Benefit Base.
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the guaranteed withdrawal benefit riders guarantee that you or your Beneficiary will receive from the contract over time may be less than the initial Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee or the initial Guaranteed Withdrawal Amount for GWB I. This reduction may be significant and means that return of your Purchase Payments may be lost. The rider charge will continue to be deducted and calculated based on the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee, or the Guaranteed Withdrawal Amount for GWB I, until termination of the rider (except as described below for the GWB I rider charge when the Benefit Base equals zero).
•	If the Lifetime Withdrawal Guarantee is in effect, the Total Guaranteed Withdrawal Amount will not decrease due to withdrawals that do not exceed the maximum amount allowed in any Contract Year. Withdrawals that exceed the maximum amount allowed in any Contract Year may decrease the Total Guaranteed Withdrawal Amount.
•	If the GWB I rider is in effect, the Guaranteed Withdrawal Amount will not decrease due to withdrawals.
If the Lifetime Withdrawal Guarantee is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first eight years
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following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the guaranteed withdrawal benefit riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or the Benefit Base (for GWB I) at the time of the withdrawal, if the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or the Benefit Base (for GWB I) is greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB I, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract (whether a Qualified Contract or a Non-Qualified Contract) or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the GWB I rider.
(See Appendix D for examples of the guaranteed withdrawal benefit riders.)
Description of the Lifetime Withdrawal Guarantee
The Lifetime Withdrawal Guarantee rider is an optional rider. In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your Account Value may be higher. In considering the benefit of lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any guaranteed withdrawal benefit rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.
Total Guaranteed Withdrawal Amount. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. The Total Guaranteed Withdrawal Amount is also increased by the Compounding Income Amount, as described below.
Withdrawals that do not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below) do not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment (an “Excess Withdrawal”), then we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the decrease for the withdrawal (including any applicable withdrawal charge), if such Account Value is lower than the Total Guaranteed Withdrawal Amount. Depending on the relative amounts of the Total Guaranteed Withdrawal Amount and the Account Value, such a reduction may result in a significant reduction in the Total
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Guaranteed Withdrawal Amount, and could have the effect of reducing or eliminating the total amount you are guaranteed to receive over time under the LWG rider. (See “Managing Your Withdrawals” below.) If the Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) is equal to or higher than the Total Guaranteed Withdrawal Amount after the withdrawal, the Total Guaranteed Withdrawal Amount will not change. (See sections A and B of Appendix D for examples of how withdrawals affect the Total Guaranteed Withdrawal Amount.)
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. The Remaining Guaranteed Withdrawal Amount is also increased by the Compounding Income Amount, as described below.
The Remaining Guaranteed Withdrawal Amount is decreased by the amount of each withdrawal (including any applicable withdrawal charges), regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. If a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment (an “Excess Withdrawal”), the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if such Account Value is lower than the Remaining Guaranteed Withdrawal Amount). Depending on the relative amounts of the Remaining Guaranteed Withdrawal Amount and the Account Value, such a reduction may result in a significant reduction in the Remaining Guaranteed Withdrawal Amount, and could have the effect of reducing or eliminating the total amount you are guaranteed to receive over time under the LWG rider. (See “Managing Your Withdrawals” below.) If the Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) is equal to or higher than the Remaining Guaranteed Withdrawal
Amount after the withdrawal, the only change to the Remaining Guaranteed Withdrawal Amount will be the reduction by the amount of the withdrawal (including any applicable withdrawal charge). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below). We will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount equals zero. (See sections A and B of Appendix D for examples of how withdrawals affect the Remaining Guaranteed Withdrawal Amount.)
Compounding Income Amount. The Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary. For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 4% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. (See section B of Appendix D.) The 4% increase described in this section will be made before any step-ups as described under
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“Automatic Annual Step-Up” below. (For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), see “Prior Version of Lifetime Withdrawal Guarantee” below.)
Automatic Annual Step-Up. On each contract anniversary prior to the Owner’s 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have chosen not to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000;
•	resets the Annual Benefit Payment equal to the Withdrawal Rate (see “Annual Benefit Payment” below) multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and
•	may reset the Lifetime Withdrawal Guarantee rider charge to a rate that does not exceed the lower of: (a) the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the step-up.
For information on the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee, see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge.”
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. (See section C of Appendix D.)
For contracts issued in all states except Oregon, if your contract was issued based on an application and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, and your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.
Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, since the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Withdrawal Rate is 4%. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. (For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), see “Prior Version of Lifetime Withdrawal Guarantee” below.)
•	If you take your first withdrawal before the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year until the Remaining
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Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the Lifetime Withdrawal Guarantee rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero.
You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee. If you begin taking withdrawals too soon, you may limit the value of the Lifetime Withdrawal Guarantee. For example, if you take your first withdrawal before the date you reach age 59 1⁄2, you will not be guaranteed income for the rest of your life. In addition, your Total Guaranteed Withdrawal Amount is no longer increased by the Compounding Income Amount once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. Annuitization may provide higher income amounts if the current Annuity Option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the Lifetime Withdrawal Guarantee rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the Lifetime Withdrawal Guarantee rider. (See “Federal Income Tax Status — Withdrawals,” and see “Lifetime Withdrawal Guarantee and Annuitization” at the end of this section of the prospectus.)
Prior Version of Lifetime Withdrawal Guarantee. For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Compounding Income Amount and Withdrawal Rate for the Lifetime Withdrawal Guarantee are 5%.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment.
If you take an Excess Withdrawal (a withdrawal from your contract that results in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment), the Total Guaranteed Withdrawal Amount may be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. In addition, as noted above, if you take an Excess Withdrawal, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if such Account Value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the Excess Withdrawal did not cause your Account Value to drop to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For
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example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 5% the next year without exceeding your Annual Benefit Payment in the second year. (See sections A and B of Appendix D.)
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment and may cause the Total Guaranteed Withdrawal Amount to be recalculated and the Annual Benefit Payment to be reduced. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Joint Life Version. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available. Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1⁄2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1⁄2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. (For information on the current and maximum rider charges for the Joint Life version of the Lifetime Withdrawal Guarantee, see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge.”)
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply.
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate and we will no longer deduct the Lifetime Withdrawal Guarantee rider charge. The variable annuity contract, however, will continue.
If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) – (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the
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portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee Rider. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary
Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider; or
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).
Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted.
Additional Information. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider which can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed
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the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the Lifetime Withdrawal Guarantee rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the Lifetime Withdrawal Guarantee rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Lifetime Withdrawal Guarantee rider.
(See Appendix D for examples of the guaranteed withdrawal benefit riders.)
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Description of GWB I
The GWB I is not available for purchase. In marketing or other materials, we may refer to the GWB I as the “GWB” or the “Guaranteed Withdrawal Benefit.”
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Benefit Base and the Guaranteed Withdrawal Amount are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment;
•	Increased by each subsequent Purchase Payment made;
•	Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.
(See section D of Appendix D for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a Contract Year exceeding the Annual Benefit Payment or is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Furthermore, since the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections E and F of Appendix D for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally
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beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than the Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment; if such withdrawals exceed your Annual Benefit Payment, the Annual Benefit Payment will be recalculated and may be reduced. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB I rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section G of Appendix D.) If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.
Cancellation. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.
Termination. The GWB I rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;
(5)    a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason;
(6)    the termination of your contract; or
(7)    the effective date of the cancellation of the GWB I rider.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency,
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but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) of a Non-Qualified Contract should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the “annuity starting date” (as defined under the Internal
Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because: (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
GWB I and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity
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Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.
(See Appendix D for examples of the guaranteed withdrawal benefit riders.)
8.    PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
9.    DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up death benefit or the Additional Death Benefit — Earnings Preservation Benefit.
If you select both a death benefit rider and a living benefit rider, you should consider how any withdrawals you plan to take will affect the benefits under each rider. Withdrawals may affect the death benefit under the death benefit rider and the benefit base under the living benefit rider differently. Refer to the descriptions of the death benefit riders and living benefit riders for details on how withdrawals are treated under each rider.
The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If
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you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix E for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
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If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date”; and
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix E for examples of the Annual Step-Up death benefit rider.)
Additional Death Benefit — Earnings Preservation Benefit
You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract.
The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).
Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
(a)    is the death benefit under your contract; and
(b)    is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
(a)    is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and
(b)    is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
Benefit Percentage
Issue Age	Percentage
Ages 69 or younger	40%
Ages 70-79	25%
Age 80	0%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
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General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
Please check with your financial representative regarding the availability of the following in your state.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within 5 years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner
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as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value, are reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a corporation), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
10. FEDERAL INCOME TAX STATUS
Special Distribution Rules During 2020: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (“RMD”) for 2020. Additionally, any RMDs already taken in 2020 may be eligible for rollover and not be subject to the 20% mandatory withholding. For after-death RMDs, the five-year rule is applied without regard to calendar year 2020. For instance, if you had died in 2018, the five-year period would end in 2024 instead of 2023. The RMD rules are complex, so please consult with your tax adviser before waiving your 2020 RMD payment.
The legislation also contains provisions that would allow eligible individuals to receive certain 2020 distributions from IRAs and qualified plans free of the 10% additional tax on early distributions, or in the case of some qualified plans, free of plan restrictions on early distributions and the 20% withholding tax. You should consult your tax adviser to see if you may be eligible for these and other benefits (such as loan relief, if applicable) provided by the legislation.
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
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Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the
2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future,
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the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The
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method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
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3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
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Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the
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withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
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Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the
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RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50%
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excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
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Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
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If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
11. OTHER INFORMATION
Brighthouse Life Insurance Company
Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in
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1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
PrimElite IVSM is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
The Separate Account
We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MetLife Investors), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional
Guaranteed Withdrawal Benefit, or optional Lifetime Withdrawal Guarantee benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts.
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Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The commission rate paid to selling firms is determined by the estimated first year Purchase Payments, or in certain circumstances total Purchase Payments made in the first Contract Year. The dollar amount of your estimated first year Purchase Payments, or in certain circumstances total Purchase Payments made in the first Contract Year, will determine your mortality and expense charge for the duration of your contract (see “Expenses — Product Charges — Mortality and Expense Charge”). The higher the mortality and expense charge, the higher the commission rate the selling firm will receive. The compensation earned by your registered representative in connection with the sale of the contract will be higher if you do not qualify for a lower mortality and expense charge.
As described in “Expenses — Product Charges — Mortality and Expense Charge,” the mortality and expense charge paid during the first Contract Year is determined at contract issue based on your estimate of the total Purchase Payments to be made during the first Contract Year. If actual Purchase Payments made during the first Contract Year fall into a range of dollar amounts corresponding to a higher mortality and expense charge, you will pay that higher mortality and expense charge for all subsequent Contract Years. However, if actual Purchase Payments made during the first Contract Year fall into a range of dollar amounts corresponding to a lower mortality and expense charge than did your estimated Purchase Payments, no adjustment will be made. As a result, the rate of compensation paid on Purchase Payments will be highest when your estimate falls into the range of dollar amounts corresponding to the highest mortality and expense charge, regardless of actual Purchase Payments made.
Please note that if your estimated total Purchase Payments during the first Contract Year are just below one of the threshold dollar amounts set out in the table under “Expenses — Product Charges — Mortality and Expense Charge,” the rate of commission will be higher than if your initial Purchase Payment or your estimated Purchase Payments are at or just above the threshold dollar amount. For example, the rate of commission paid if your estimated total Purchase Payments in the first Contract Year are $99,999 is higher than if your estimated total Purchase Payments in the first Contract Year are $100,000. In addition, any Purchase Payments in excess of your estimated total Purchase Payments during the first Contract Year do not reduce your mortality and expense charge. For these reasons, your registered representative may have an incentive for you to underestimate the total Purchase Payments during the first Contract Year.
Also, because Purchase Payments made after the first contract anniversary do not qualify you for a lower mortality and expense charge, the commission rate paid to selling firms, and therefore the total dollar amount of compensation, will be higher than if all Purchase Payments were made during the first Contract Year and the total
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amount of Purchase Payments qualified you for a lower mortality and expense charge. The maximum commission payable for contract sales and additional Purchase Payments to selling firms is 6% of Purchase Payments, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2019, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your Purchase Payments or transaction requests to an
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address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday
•	In writing to our Annuity Service Center
•	By fax at (877) 549-5850 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing
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of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before
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you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
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Table of Contents of the Statement of Additional Information
Company
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
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APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2019. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES — Separate Account
Annual Expenses” for more information. Charges for the optional Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing the optional Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account (Series II) (formerly Oppenheimer Main Street Small Cap Fund®/VA Sub-Account (Series II))
01/01/2010 to 12/31/2010	13.584572	16.426891	82,832.3214
01/01/2011 to 12/31/2011	16.426891	15.757799	103,990.7000
01/01/2012 to 12/31/2012	15.757799	18.218959	107,097.5667
01/01/2013 to 12/31/2013	18.218959	25.175898	101,032.0694
01/01/2014 to 12/31/2014	25.175898	27.622403	101,798.5918
01/01/2015 to 12/31/2015	27.622403	25.489103	96,563.5798
01/01/2016 to 12/31/2016	25.489103	29.473298	90,707.8087
01/01/2017 to 12/31/2017	29.473298	32.992404	83,164.5381
01/01/2018 to 12/31/2018	32.992404	29.000405	74,825.7489
01/01/2019 to 12/31/2019	29.000405	35.944695	67,495.1908
Invesco V.I. Equity and Income Sub-Account (Series II)
01/01/2010 to 12/31/2010	13.764905	15.153614	376,852.7365
01/01/2011 to 12/31/2011	15.153614	14.697707	483,074.2193
01/01/2012 to 12/31/2012	14.697707	16.230459	575,825.9898
01/01/2013 to 12/31/2013	16.230459	19.918000	618,005.6940
01/01/2014 to 12/31/2014	19.918000	21.288406	616,195.5079
01/01/2015 to 12/31/2015	21.288406	20.378249	613,413.7918
01/01/2016 to 12/31/2016	20.378249	22.995540	605,251.1952
01/01/2017 to 12/31/2017	22.995540	25.033754	580,654.4427
01/01/2018 to 12/31/2018	25.033754	22.204225	547,371.7549
01/01/2019 to 12/31/2019	22.204225	26.184954	501,886.7092

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2010 to 12/31/2010	21.868456	24.198796	86,843.2950
01/01/2011 to 12/31/2011	24.198796	22.116999	133,465.1013
01/01/2012 to 12/31/2012	22.116999	25.046491	169,350.5845
01/01/2013 to 12/31/2013	25.046491	29.218895	187,962.6653
01/01/2014 to 12/31/2014	29.218895	28.737751	192,393.7500
01/01/2015 to 12/31/2015	28.737751	27.500425	192,955.4516
01/01/2016 to 12/31/2016	27.500425	26.835074	197,684.7049
01/01/2017 to 12/31/2017	26.835074	32.364107	184,076.6553
01/01/2018 to 12/31/2018	32.364107	26.964160	183,973.2248
01/01/2019 to 12/31/2019	26.964160	33.978688	160,208.0368
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2010 to 12/31/2010	15.054378	15.746608	93,490.8090
01/01/2011 to 12/31/2011	15.746608	16.418641	132,875.0530
01/01/2012 to 12/31/2012	16.418641	16.999225	158,808.9239
01/01/2013 to 12/31/2013	16.999225	16.343780	168,870.5706
01/01/2014 to 12/31/2014	16.343780	16.907934	187,947.6611
01/01/2015 to 12/31/2015	16.907934	16.660176	186,064.1850
01/01/2016 to 12/31/2016	16.660176	16.853172	159,506.3677
01/01/2017 to 12/31/2017	16.853172	17.168553	162,851.0729
01/01/2018 to 12/31/2018	17.168553	16.748840	154,044.5890
01/01/2019 to 12/31/2019	16.748840	17.998462	150,255.6332
American Funds Global Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	23.915309	26.261096	140,549.7932
01/01/2011 to 12/31/2011	26.261096	23.513160	160,219.7565
01/01/2012 to 12/31/2012	23.513160	28.315982	159,722.0072
01/01/2013 to 12/31/2013	28.315982	35.943635	156,529.2143
01/01/2014 to 12/31/2014	35.943635	36.137085	146,987.4274
01/01/2015 to 12/31/2015	36.137085	37.973484	138,097.3525
01/01/2016 to 12/31/2016	37.973484	37.546494	132,418.5949
01/01/2017 to 12/31/2017	37.546494	48.508844	108,138.5477
01/01/2018 to 12/31/2018	48.508844	43.352171	98,533.7421
01/01/2019 to 12/31/2019	43.352171	57.628383	88,040.8120
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2010 to 12/31/2010	24.727275	29.745035	33,541.8680
01/01/2011 to 12/31/2011	29.745035	23.633842	48,120.7947
01/01/2012 to 12/31/2012	23.633842	27.443086	62,050.5380
01/01/2013 to 12/31/2013	27.443086	34.593253	61,182.6957
01/01/2014 to 12/31/2014	34.593253	34.714639	70,755.0280
01/01/2015 to 12/31/2015	34.714639	34.202960	65,393.1033
01/01/2016 to 12/31/2016	34.202960	34.314862	63,194.0578
01/01/2017 to 12/31/2017	34.314862	42.453341	59,259.3641
01/01/2018 to 12/31/2018	42.453341	37.312804	55,667.3229
01/01/2019 to 12/31/2019	37.312804	48.221944	49,946.5366

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	122.507780	142.872903	78,117.4308
01/01/2011 to 12/31/2011	142.872903	134.394528	84,347.6569
01/01/2012 to 12/31/2012	134.394528	155.677043	92,025.2932
01/01/2013 to 12/31/2013	155.677043	199.026955	88,811.1467
01/01/2014 to 12/31/2014	199.026955	212.215715	82,342.0672
01/01/2015 to 12/31/2015	212.215715	222.835671	72,089.3764
01/01/2016 to 12/31/2016	222.835671	239.745768	64,969.1631
01/01/2017 to 12/31/2017	239.745768	302.255530	54,214.5972
01/01/2018 to 12/31/2018	302.255530	296.248134	46,789.0325
01/01/2019 to 12/31/2019	296.248134	380.694999	40,882.6320
American Funds Growth-Income Sub-Account (Class 2)
01/01/2010 to 12/31/2010	86.949068	95.204755	65,717.9514
01/01/2011 to 12/31/2011	95.204755	91.844404	71,887.6124
01/01/2012 to 12/31/2012	91.844404	106.019826	77,506.4487
01/01/2013 to 12/31/2013	106.019826	139.082350	73,709.7824
01/01/2014 to 12/31/2014	139.082350	151.203882	72,323.8733
01/01/2015 to 12/31/2015	151.203882	150.742111	68,381.5331
01/01/2016 to 12/31/2016	150.742111	165.193282	64,048.8034
01/01/2017 to 12/31/2017	165.193282	198.671299	58,815.1437
01/01/2018 to 12/31/2018	198.671299	191.717352	51,707.9541
01/01/2019 to 12/31/2019	191.717352	237.631446	46,118.4102
Brighthouse Funds Trust I
American Funds® Growth Sub-Account (Class C)
08/12/2013 to 12/31/2013	11.320408	12.576555	3,014,569.2270
01/01/2014 to 12/31/2014	12.576555	13.369741	2,791,364.6026
01/01/2015 to 12/31/2015	13.369741	13.990630	2,445,514.7955
01/01/2016 to 12/31/2016	13.990630	14.998904	2,259,572.2591
01/01/2017 to 12/31/2017	14.998904	18.852015	2,058,901.9169
01/01/2018 to 12/31/2018	18.852015	18.430712	1,817,062.9248
01/01/2019 to 12/31/2019	18.430712	23.605497	1,662,368.9454
BlackRock High Yield Sub-Account (Class B)
04/30/2012 to 12/31/2012	21.191769	22.743320	981,519.8349
01/01/2013 to 12/31/2013	22.743320	24.434687	830,339.2561
01/01/2014 to 12/31/2014	24.434687	24.802021	596,045.2187
01/01/2015 to 12/31/2015	24.802021	23.385369	586,471.2775
01/01/2016 to 12/31/2016	23.385369	26.191865	651,769.4115
01/01/2017 to 12/31/2017	26.191865	27.735947	614,188.3058
01/01/2018 to 12/31/2018	27.735947	26.469088	479,180.2939
01/01/2019 to 12/31/2019	26.469088	29.873216	520,560.5208
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.179606	12.369549	1,467,135.4771
01/01/2011 to 12/31/2011	12.369549	9.881769	1,629,712.7032
01/01/2012 to 12/31/2012	9.881769	11.544206	1,554,775.7798
01/01/2013 to 12/31/2013	11.544206	10.778868	1,596,472.0004
01/01/2014 to 12/31/2014	10.778868	9.901143	1,558,190.3139
01/01/2015 to 12/31/2015	9.901143	8.385404	1,612,334.0163
01/01/2016 to 12/31/2016	8.385404	9.187708	1,437,497.2226
01/01/2017 to 12/31/2017	9.187708	11.586489	1,328,325.3335
01/01/2018 to 12/31/2018	11.586489	9.769851	1,333,077.5325
01/01/2019 to 12/31/2019	9.769851	11.592389	1,174,023.2397

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	17.091830	18.122311	766,114.7711
01/01/2015 to 12/31/2015	18.122311	17.558323	698,274.6675
01/01/2016 to 12/31/2016	17.558323	17.404553	659,523.4915
01/01/2017 to 12/31/2017	17.404553	18.941275	617,036.9436
01/01/2018 to 12/31/2018	18.941275	17.001771	582,039.5546
01/01/2019 to 12/31/2019	17.001771	20.851901	517,369.9898
Clarion Global Real Estate Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Real Estate (Series II))
01/01/2010 to 12/31/2010	6.706608	7.726471	23,831.5630
01/01/2011 to 12/31/2011	7.726471	7.081874	40,113.2090
01/01/2012 to 12/31/2012	7.081874	8.896106	48,108.7327
01/01/2013 to 12/31/2013	8.896106	8.954858	58,248.6185
01/01/2014 to 04/25/2014	8.954858	9.407698	0.0000
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2010 to 12/31/2010	18.671955	23.845993	54,604.1581
01/01/2011 to 12/31/2011	23.845993	24.820407	63,365.4400
01/01/2012 to 12/31/2012	24.820407	28.249716	78,666.6341
01/01/2013 to 12/31/2013	28.249716	28.329729	85,582.0124
01/01/2014 to 04/25/2014	28.329729	31.557188	0.0000
Harris Oakmark International Sub-Account (Class B)
04/30/2012 to 12/31/2012	17.926428	20.670059	2,030,456.0944
01/01/2013 to 12/31/2013	20.670059	26.504545	1,937,964.8981
01/01/2014 to 12/31/2014	26.504545	24.536719	1,902,582.2460
01/01/2015 to 12/31/2015	24.536719	23.020700	1,768,822.4687
01/01/2016 to 12/31/2016	23.020700	24.471249	1,625,716.8478
01/01/2017 to 12/31/2017	24.471249	31.365374	1,459,735.3285
01/01/2018 to 12/31/2018	31.365374	23.430083	1,387,154.3275
01/01/2019 to 12/31/2019	23.430083	28.668752	1,227,689.4405
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	8.945174	10.097738	887,283.3967
01/01/2011 to 12/31/2011	10.097738	9.777703	958,064.8916
01/01/2012 to 12/31/2012	9.777703	11.386622	1,057,626.4723
01/01/2013 to 12/31/2013	11.386622	15.149305	1,014,461.6831
01/01/2014 to 12/31/2014	15.149305	16.272764	1,419,527.6653
01/01/2015 to 12/31/2015	16.272764	15.035650	1,501,128.4135
01/01/2016 to 12/31/2016	15.035650	17.330567	1,508,561.1568
01/01/2017 to 12/31/2017	17.330567	20.099839	1,348,478.6999
01/01/2018 to 12/31/2018	20.099839	17.348646	1,265,949.8899
01/01/2019 to 12/31/2019	17.348646	21.302075	1,146,255.5080
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II))
01/01/2010 to 12/31/2010	11.432514	12.603970	233,027.6932
01/01/2011 to 12/31/2011	12.603970	12.105625	323,634.2449
01/01/2012 to 12/31/2012	12.105625	13.601178	387,945.1769
01/01/2013 to 12/31/2013	13.601178	17.878498	408,285.2771
01/01/2014 to 04/25/2014	17.878498	17.969948	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	15.625418	17.800035	16,240.1497
01/01/2011 to 12/31/2011	17.800035	16.021549	16,308.8165
01/01/2012 to 12/31/2012	16.021549	19.075725	15,336.6101
01/01/2013 to 12/31/2013	19.075725	23.827264	61,282.1456
01/01/2014 to 12/31/2014	23.827264	23.915490	56,568.4848
01/01/2015 to 12/31/2015	23.915490	24.425474	55,591.2867
01/01/2016 to 12/31/2016	24.425474	24.057182	49,538.2727
01/01/2017 to 12/31/2017	24.057182	32.325602	42,134.9859
01/01/2018 to 12/31/2018	32.325602	27.586643	37,295.9331
01/01/2019 to 12/31/2019	27.586643	35.665323	30,240.1641
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	13.593456	14.345478	31,619.8593
01/01/2011 to 04/29/2011	14.345478	15.986985	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
05/03/2010 to 12/31/2010	13.356459	13.950884	2,790.8672
01/01/2011 to 12/31/2011	13.950884	12.763786	34,972.2441
01/01/2012 to 12/31/2012	12.763786	15.327269	44,231.9129
01/01/2013 to 04/26/2013	15.327269	16.276366	0.0000
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.418277	15.398109	846,016.4778
01/01/2011 to 12/31/2011	15.398109	14.967924	864,736.8237
01/01/2012 to 12/31/2012	14.967924	17.388169	784,137.3610
01/01/2013 to 12/31/2013	17.388169	23.951394	745,938.6184
01/01/2014 to 12/31/2014	23.951394	25.397771	657,045.6631
01/01/2015 to 12/31/2015	25.397771	24.530441	600,854.5033
01/01/2016 to 12/31/2016	24.530441	26.861220	583,220.6116
01/01/2017 to 12/31/2017	26.861220	33.083429	509,380.0986
01/01/2018 to 12/31/2018	33.083429	29.565139	460,100.0769
01/01/2019 to 12/31/2019	29.565139	36.143638	416,468.5464
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
04/30/2012 to 12/31/2012	13.927955	14.272304	804,009.2089
01/01/2013 to 12/31/2013	14.272304	16.426933	684,376.7472
01/01/2014 to 12/31/2014	16.426933	16.701626	574,929.7539
01/01/2015 to 12/31/2015	16.701626	16.613369	499,172.6241
01/01/2016 to 12/31/2016	16.613369	17.105049	417,506.6311
01/01/2017 to 12/31/2017	17.105049	20.670092	349,342.0341
01/01/2018 to 12/31/2018	20.670092	19.215263	336,168.8306
01/01/2019 to 12/31/2019	19.215263	24.079240	346,550.1710
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
05/02/2011 to 12/31/2011	8.202138	7.417176	2,092,369.8231
01/01/2012 to 12/31/2012	7.417176	8.636667	1,876,364.4859
01/01/2013 to 12/31/2013	8.636667	12.357081	2,349,066.1444
01/01/2014 to 12/31/2014	12.357081	14.436842	2,617,829.6241
01/01/2015 to 12/31/2015	14.436842	13.613734	2,596,366.5865
01/01/2016 to 12/31/2016	13.613734	13.736148	2,293,067.4522
01/01/2017 to 12/31/2017	13.736148	15.983387	2,044,022.7552
01/01/2018 to 12/31/2018	15.983387	14.596073	1,721,059.2148
01/01/2019 to 12/31/2019	14.596073	17.723360	1,472,565.7483

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.216925	6.557220	652,925.8722
01/01/2011 to 04/29/2011	6.557220	6.964406	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.822103	14.036777	1,558,754.1578
01/01/2011 to 12/31/2011	14.036777	12.315804	1,451,252.3352
01/01/2012 to 12/31/2012	12.315804	14.122923	1,356,246.8699
01/01/2013 to 12/31/2013	14.122923	16.550500	1,220,678.8154
01/01/2014 to 12/31/2014	16.550500	15.133116	1,100,374.5092
01/01/2015 to 12/31/2015	15.133116	14.606784	1,037,707.0313
01/01/2016 to 12/31/2016	14.606784	14.227740	951,290.4147
01/01/2017 to 12/31/2017	14.227740	17.918161	818,774.5442
01/01/2018 to 12/31/2018	17.918161	15.141437	765,834.2134
01/01/2019 to 12/31/2019	15.141437	19.091625	688,061.8904
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.332240	13.410930	85,188.3210
01/01/2011 to 12/31/2011	13.410930	12.266496	129,160.8823
01/01/2012 to 12/31/2012	12.266496	13.171308	198,356.4377
01/01/2013 to 12/31/2013	13.171308	17.993720	235,389.4485
01/01/2014 to 12/31/2014	17.993720	17.860862	242,691.2770
01/01/2015 to 12/31/2015	17.860862	16.669429	256,330.3343
01/01/2016 to 12/31/2016	16.669429	14.994415	283,118.7838
01/01/2017 to 12/31/2017	14.994415	20.616222	251,237.6495
01/01/2018 to 12/31/2018	20.616222	22.312824	202,254.2884
01/01/2019 to 12/31/2019	22.312824	30.724448	168,229.2926
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	41.807187	45.563726	59,098.7180
01/01/2015 to 12/31/2015	45.563726	43.212677	56,818.8177
01/01/2016 to 12/31/2016	43.212677	49.281958	55,461.0724
01/01/2017 to 12/31/2017	49.281958	56.695898	53,446.0516
01/01/2018 to 12/31/2018	56.695898	50.658436	50,015.9940
01/01/2019 to 12/31/2019	50.658436	63.029028	46,037.9094
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2010 to 12/31/2010	26.811748	30.721653	50,573.8244
01/01/2011 to 12/31/2011	30.721653	28.319097	56,091.9998
01/01/2012 to 12/31/2012	28.319097	31.993213	62,067.0397
01/01/2013 to 12/31/2013	31.993213	41.550800	59,672.2393
01/01/2014 to 04/25/2014	41.550800	41.747665	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - UIF U.S. Mid Cap Value Sub-Account Class II))

01/01/2010 to 12/31/2010	8.622029	10.351908	55,954.4267
01/01/2011 to 12/31/2011	10.351908	10.256755	104,325.9335
01/01/2012 to 12/31/2012	10.256755	11.798803	131,565.2581
01/01/2013 to 12/31/2013	11.798803	15.528406	126,642.4040
01/01/2014 to 04/25/2014	15.528406	15.505575	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Victory Sycamore Mid Cap Value Sub-Account (Class B)
04/28/2014 to 12/31/2014	33.284417	35.984283	195,788.3785
01/01/2015 to 12/31/2015	35.984283	32.184148	222,380.3688
01/01/2016 to 12/31/2016	32.184148	36.529158	230,168.7809
01/01/2017 to 12/31/2017	36.529158	39.298482	216,608.5816
01/01/2018 to 12/31/2018	39.298482	34.694792	179,945.7513
01/01/2019 to 12/31/2019	34.694792	43.974824	162,574.4944
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class B)
04/30/2012 to 12/31/2012	50.998518	52.904726	3,329.1008
01/01/2013 to 12/31/2013	52.904726	51.463050	4,162.4821
01/01/2014 to 12/31/2014	51.463050	54.014074	4,735.7515
01/01/2015 to 12/31/2015	54.014074	53.257892	6,427.5796
01/01/2016 to 12/31/2016	53.257892	53.833606	9,042.0125
01/01/2017 to 12/31/2017	53.833606	54.938251	7,162.0740
01/01/2018 to 12/31/2018	54.938251	53.647855	6,545.9012
01/01/2019 to 12/31/2019	53.647855	57.753386	6,436.5334
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2010 to 12/31/2010	12.768818	15.034354	4,704.3799
01/01/2011 to 12/31/2011	15.034354	13.452339	4,395.7406
01/01/2012 to 12/31/2012	13.452339	15.117541	4,195.7554
01/01/2013 to 12/31/2013	15.117541	19.938763	4,707.5486
01/01/2014 to 12/31/2014	19.938763	21.336198	4,556.6251
01/01/2015 to 12/31/2015	21.336198	22.282513	3,606.8049
01/01/2016 to 12/31/2016	22.282513	21.914631	7,964.5876
01/01/2017 to 12/31/2017	21.914631	28.842676	5,796.6574
01/01/2018 to 12/31/2018	28.842676	29.026609	5,382.5127
01/01/2019 to 12/31/2019	29.026609	37.893537	4,317.8231
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
08/12/2013 to 12/31/2013	9.778120	9.712238	4,624,974.0332
01/01/2014 to 12/31/2014	9.712238	9.543745	4,196,690.0924
01/01/2015 to 12/31/2015	9.543745	9.378175	4,718,394.5202
01/01/2016 to 12/31/2016	9.378175	9.225813	3,790,678.8024
01/01/2017 to 12/31/2017	9.225813	9.123732	3,095,629.1572
01/01/2018 to 12/31/2018	9.123732	9.103447	2,684,044.8442
01/01/2019 to 12/31/2019	9.103447	9.113529	2,151,829.7538
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
05/03/2010 to 12/31/2010	13.002321	12.852324	156,387.1165
01/01/2011 to 12/31/2011	12.852324	12.629961	192,111.3912
01/01/2012 to 12/31/2012	12.629961	12.409660	161,076.9809
01/01/2013 to 12/31/2013	12.409660	12.194371	140,374.2592
01/01/2014 to 12/31/2014	12.194371	11.982817	88,784.4511
01/01/2015 to 12/31/2015	11.982817	11.774933	117,422.5207
01/01/2016 to 12/31/2016	11.774933	11.593866	58,650.6395
01/01/2017 to 12/31/2017	11.593866	11.477504	45,773.3633
01/01/2018 to 12/31/2018	11.477504	11.465291	34,888.8237
01/01/2019 to 12/31/2019	11.465291	11.490291	28,881.1422
BlackRock Ultra-Short Term Bond Sub-Account (Class E) (formerly Legg Mason Partners Variable Income Trust - Legg Mason Western Asset Variable Money Market Sub-Account))
01/01/2010 to 04/30/2010	13.078522	13.004192	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	50.539167	51.414418	93,820.4361
01/01/2017 to 12/31/2017	51.414418	60.159628	85,350.3501
01/01/2018 to 12/31/2018	60.159628	59.058336	71,740.7691
01/01/2019 to 12/31/2019	59.058336	75.988242	60,269.2848
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2010 to 12/31/2010	15.602346	17.818973	115,528.8044
01/01/2011 to 12/31/2011	17.818973	16.714191	180,610.2703
01/01/2012 to 12/31/2012	16.714191	18.162030	234,704.7727
01/01/2013 to 12/31/2013	18.162030	23.750222	244,324.8219
01/01/2014 to 12/31/2014	23.750222	25.942173	222,772.8550
01/01/2015 to 12/31/2015	25.942173	25.508229	196,063.3466
01/01/2016 to 04/29/2016	25.508229	25.646358	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.897491	22.236591	161,372.5621
01/01/2017 to 12/31/2017	22.236591	25.962156	158,345.7145
01/01/2018 to 12/31/2018	25.962156	25.419214	159,981.1680
01/01/2019 to 12/31/2019	25.419214	32.632710	160,317.8375
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
08/12/2013 to 12/31/2013	21.444192	23.399440	73,838.0464
01/01/2014 to 12/31/2014	23.399440	25.507070	71,817.6008
01/01/2015 to 12/31/2015	25.507070	25.001745	88,874.7119
01/01/2016 to 04/29/2016	25.001745	25.128938	0.0000
Jennison Growth Sub-Account (Class B)
04/30/2012 to 12/31/2012	13.888980	13.358605	2,574,947.6990
01/01/2013 to 12/31/2013	13.358605	17.948732	2,333,821.9085
01/01/2014 to 12/31/2014	17.948732	19.179453	2,023,452.4397
01/01/2015 to 12/31/2015	19.179453	20.833099	1,710,224.0089
01/01/2016 to 12/31/2016	20.833099	20.445118	1,572,748.2896
01/01/2017 to 12/31/2017	20.445118	27.523129	1,325,820.8842
01/01/2018 to 12/31/2018	27.523129	27.073768	1,256,088.7041
01/01/2019 to 12/31/2019	27.073768	35.249187	1,099,959.3529
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.568480	8.136100	2,020,755.9839
01/01/2011 to 12/31/2011	8.136100	7.884860	1,836,098.7767
01/01/2012 to 04/27/2012	7.884860	8.860339	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	29.280780	30.329874	311,548.5123
01/01/2017 to 12/31/2017	30.329874	32.257245	301,916.2830
01/01/2018 to 12/31/2018	32.257245	30.491004	290,146.6977
01/01/2019 to 12/31/2019	30.491004	34.302787	253,871.1354
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2010 to 12/31/2010	22.106133	24.367609	181,169.3899
01/01/2011 to 12/31/2011	24.367609	24.814938	280,091.2678
01/01/2012 to 12/31/2012	24.814938	27.216721	359,434.8982
01/01/2013 to 12/31/2013	27.216721	27.157692	422,586.7892
01/01/2014 to 12/31/2014	27.157692	27.909798	408,029.1221
01/01/2015 to 12/31/2015	27.909798	27.070266	361,538.3017
01/01/2016 to 04/29/2016	27.070266	27.734449	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.816144	28.784562	707,485.2257
01/01/2017 to 12/31/2017	28.784562	30.530425	670,294.5099
01/01/2018 to 12/31/2018	30.530425	28.790732	596,341.0227
01/01/2019 to 12/31/2019	28.790732	32.318379	559,824.0882
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class B))
08/12/2013 to 12/31/2013	2.512323	2.534861	158,055.4098
01/01/2014 to 12/31/2014	2.534861	2.600411	506,103.8159
01/01/2015 to 12/31/2015	2.600411	2.514926	785,859.5619
01/01/2016 to 04/29/2016	2.514926	2.573837	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	15.840564	16.420744	654,029.8508
01/01/2011 to 12/31/2011	16.420744	16.986337	689,015.3491
01/01/2012 to 12/31/2012	16.986337	17.198787	610,046.0423
01/01/2013 to 12/31/2013	17.198787	16.747425	537,936.8763
01/01/2014 to 12/31/2014	16.747425	16.876560	477,768.6113
01/01/2015 to 12/31/2015	16.876560	16.634701	467,028.9623
01/01/2016 to 12/31/2016	16.634701	16.513066	453,737.5492
01/01/2017 to 12/31/2017	16.513066	16.499340	397,472.7522
01/01/2018 to 12/31/2018	16.499340	16.324645	367,681.7250
01/01/2019 to 12/31/2019	16.324645	16.968655	393,149.4868
Fidelity ® Variable Insurance Products
Contrafund ® Sub-Account (Service Class 2)
08/12/2013 to 12/31/2013	49.138625	54.112303	4,709.0434
01/01/2014 to 12/31/2014	54.112303	59.370732	16,115.3299
01/01/2015 to 12/31/2015	59.370732	58.583071	27,601.4366
01/01/2016 to 12/31/2016	58.583071	62.016796	39,063.9298
01/01/2017 to 12/31/2017	62.016796	74.100475	38,100.2033
01/01/2018 to 12/31/2018	74.100475	67.973092	37,241.1597
01/01/2019 to 12/31/2019	67.973092	87.683873	36,142.1587
Contrafund ® Sub-Account (Service Class)
01/01/2010 to 12/31/2010	34.088192	39.228206	87,585.0005
01/01/2011 to 12/31/2011	39.228206	37.532473	113,187.1419
01/01/2012 to 12/31/2012	37.532473	42.892338	135,805.9207
01/01/2013 to 12/31/2013	42.892338	55.275976	145,298.7672
01/01/2014 to 12/31/2014	55.275976	60.735536	124,476.9333
01/01/2015 to 12/31/2015	60.735536	60.014770	109,624.7055
01/01/2016 to 12/31/2016	60.014770	63.639593	101,772.0965
01/01/2017 to 12/31/2017	63.639593	76.149188	78,566.4681
01/01/2018 to 12/31/2018	76.149188	69.966804	69,521.4653
01/01/2019 to 12/31/2019	69.966804	90.375559	61,324.2808

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Mid Cap Sub-Account (Service Class 2)
01/01/2010 to 12/31/2010	32.526324	41.094769	72,960.5362
01/01/2011 to 12/31/2011	41.094769	36.000387	108,503.5387
01/01/2012 to 12/31/2012	36.000387	40.523918	141,238.9584
01/01/2013 to 12/31/2013	40.523918	54.104996	151,291.1182
01/01/2014 to 12/31/2014	54.104996	56.373165	154,714.3071
01/01/2015 to 12/31/2015	56.373165	54.492867	146,299.0463
01/01/2016 to 12/31/2016	54.492867	59.932142	141,142.6496
01/01/2017 to 12/31/2017	59.932142	70.990878	129,582.6863
01/01/2018 to 12/31/2018	70.990878	59.447848	121,358.0316
01/01/2019 to 12/31/2019	59.447848	71.953075	117,223.4068
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	39.871233	44.145134	53,358.8300
01/01/2011 to 12/31/2011	44.145134	44.415260	58,361.6590
01/01/2012 to 12/31/2012	44.415260	49.162538	66,799.5054
01/01/2013 to 12/31/2013	49.162538	55.044838	70,510.0656
01/01/2014 to 12/31/2014	55.044838	56.586610	72,268.7912
01/01/2015 to 12/31/2015	56.586610	51.682213	70,681.0059
01/01/2016 to 12/31/2016	51.682213	57.907638	69,491.1544
01/01/2017 to 12/31/2017	57.907638	62.410496	63,939.5524
01/01/2018 to 12/31/2018	62.410496	58.682457	60,772.2777
01/01/2019 to 12/31/2019	58.682457	66.924776	57,716.3701
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	17.822727	19.474353	51,807.0952
01/01/2011 to 12/31/2011	19.474353	18.937750	56,808.3885
01/01/2012 to 12/31/2012	18.937750	21.258019	56,028.6023
01/01/2013 to 12/31/2013	21.258019	26.792985	55,149.2207
01/01/2014 to 12/31/2014	26.792985	28.203296	50,667.7934
01/01/2015 to 12/31/2015	28.203296	26.345810	46,950.7968
01/01/2016 to 12/31/2016	26.345810	30.046043	41,108.6579
01/01/2017 to 12/31/2017	30.046043	31.991025	39,089.4886
01/01/2018 to 12/31/2018	31.991025	28.582993	36,546.2112
01/01/2019 to 12/31/2019	28.582993	34.427127	35,432.2352
Franklin Small Cap Value VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	7.308684	9.208932	38,035.2151
01/01/2011 to 12/31/2011	9.208932	8.709189	67,694.2444
01/01/2012 to 12/31/2012	8.709189	10.130877	101,733.1793
01/01/2013 to 12/31/2013	10.130877	13.562815	116,182.4686
01/01/2014 to 12/31/2014	13.562815	13.403590	119,780.4683
01/01/2015 to 12/31/2015	13.403590	12.198077	120,947.8307
01/01/2016 to 12/31/2016	12.198077	15.604976	117,582.0487
01/01/2017 to 12/31/2017	15.604976	16.968482	111,121.8609
01/01/2018 to 12/31/2018	16.968482	14.525537	108,076.5862
01/01/2019 to 12/31/2019	14.525537	18.034377	103,565.5637

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Templeton Global Bond VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	14.932217	16.793342	48,070.6724
01/01/2011 to 12/31/2011	16.793342	16.359004	87,289.6978
01/01/2012 to 12/31/2012	16.359004	18.495458	125,197.8537
01/01/2013 to 12/31/2013	18.495458	18.470688	139,115.9801
01/01/2014 to 12/31/2014	18.470688	18.482954	149,728.4285
01/01/2015 to 12/31/2015	18.482954	17.380407	145,813.6480
01/01/2016 to 12/31/2016	17.380407	17.580759	147,554.9085
01/01/2017 to 12/31/2017	17.580759	17.609296	141,733.4612
01/01/2018 to 12/31/2018	17.609296	17.637409	135,174.1206
01/01/2019 to 12/31/2019	17.637409	17.680306	130,666.4739
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	10.395885	12.770644	178,895.4956
01/01/2011 to 12/31/2011	12.770644	12.859602	188,142.7430
01/01/2012 to 12/31/2012	12.859602	15.001145	204,943.7944
01/01/2013 to 12/31/2013	15.001145	21.784460	211,991.5231
01/01/2014 to 12/31/2014	21.784460	25.772387	219,562.7292
01/01/2015 to 12/31/2015	25.772387	24.885713	231,174.6582
01/01/2016 to 12/31/2016	24.885713	24.748129	249,134.2288
01/01/2017 to 12/31/2017	24.748129	28.281877	235,649.3843
01/01/2018 to 12/31/2018	28.281877	25.469502	217,753.0153
01/01/2019 to 12/31/2019	25.469502	31.302884	209,335.3313
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2010 to 12/31/2010	26.979901	29.859490	85,920.1573
01/01/2011 to 12/31/2011	29.859490	30.106647	123,135.4835
01/01/2012 to 12/31/2012	30.106647	34.299843	143,688.0657
01/01/2013 to 12/31/2013	34.299843	43.816790	166,163.4726
01/01/2014 to 12/31/2014	43.816790	47.789945	174,541.9151
01/01/2015 to 12/31/2015	47.789945	47.712198	173,371.6415
01/01/2016 to 12/31/2016	47.712198	51.464649	179,652.4529
01/01/2017 to 12/31/2017	51.464649	60.459650	171,193.0430
01/01/2018 to 12/31/2018	60.459650	58.370511	155,413.0118
01/01/2019 to 12/31/2019	58.370511	74.488917	138,556.6793
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2010 to 12/31/2010	11.375389	12.532613	54,235.1590
01/01/2011 to 12/31/2011	12.532613	13.265260	76,865.0190
01/01/2012 to 12/31/2012	13.265260	14.868763	109,215.0192
01/01/2013 to 12/31/2013	14.868763	18.363406	125,932.2480
01/01/2014 to 12/31/2014	18.363406	20.477816	131,739.1391
01/01/2015 to 12/31/2015	20.477816	19.229329	131,516.1815
01/01/2016 to 12/31/2016	19.229329	21.688550	122,634.2259
01/01/2017 to 12/31/2017	21.688550	25.365178	116,157.9833
01/01/2018 to 12/31/2018	25.365178	23.677492	106,005.5076
01/01/2019 to 12/31/2019	23.677492	30.575397	95,154.2597

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	11.612105	14.284403	30,868.4103
01/01/2011 to 12/31/2011	14.284403	14.231728	38,122.4730
01/01/2012 to 12/31/2012	14.231728	16.700297	53,811.9901
01/01/2013 to 12/31/2013	16.700297	24.132118	68,244.3643
01/01/2014 to 12/31/2014	24.132118	24.680531	68,729.9806
01/01/2015 to 12/31/2015	24.680531	23.191186	74,943.1412
01/01/2016 to 12/31/2016	23.191186	24.111257	90,832.1948
01/01/2017 to 12/31/2017	24.111257	29.443866	85,812.9838
01/01/2018 to 12/31/2018	29.443866	29.924130	72,246.1338
01/01/2019 to 12/31/2019	29.924130	37.307162	73,059.6269
QS Variable Conservative Growth Sub-Account (Class I)
05/03/2010 to 12/31/2010	15.523505	16.386410	3,515.5468
01/01/2011 to 12/31/2011	16.386410	16.291515	8,335.2084
01/01/2012 to 12/31/2012	16.291515	18.103692	16,654.2107
01/01/2013 to 12/31/2013	18.103692	20.517583	23,273.6014
01/01/2014 to 12/31/2014	20.517583	21.150985	26,954.1260
01/01/2015 to 12/31/2015	21.150985	20.537660	26,704.5583
01/01/2016 to 12/31/2016	20.537660	21.681035	26,810.0302
01/01/2017 to 12/31/2017	21.681035	24.192795	25,993.6899
01/01/2018 to 12/31/2018	24.192795	22.724991	24,820.2801
01/01/2019 to 12/31/2019	22.724991	26.208595	23,524.9393
QS Variable Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	12.041581	13.690364	66,297.8202
01/01/2011 to 12/31/2011	13.690364	13.142632	76,002.4387
01/01/2012 to 12/31/2012	13.142632	14.965277	82,707.0630
01/01/2013 to 12/31/2013	14.965277	18.602546	82,785.4151
01/01/2014 to 12/31/2014	18.602546	19.136460	83,601.4661
01/01/2015 to 12/31/2015	19.136460	18.384405	73,473.2487
01/01/2016 to 12/31/2016	18.384405	19.600711	67,643.7514
01/01/2017 to 12/31/2017	19.600711	22.985833	62,589.4889
01/01/2018 to 12/31/2018	22.985833	20.768081	48,161.0530
01/01/2019 to 12/31/2019	20.768081	25.015438	44,885.0748
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2010 to 12/31/2010	16.558771	18.699503	29,512.2820
01/01/2011 to 12/31/2011	18.699503	18.690509	38,384.7463
01/01/2012 to 12/31/2012	18.690509	21.730494	52,943.4849
01/01/2013 to 12/31/2013	21.730494	22.692381	61,260.1596
01/01/2014 to 12/31/2014	22.692381	22.041717	67,141.7445
01/01/2015 to 12/31/2015	22.041717	20.394505	60,807.3329
01/01/2016 to 12/31/2016	20.394505	23.168116	58,467.3829
01/01/2017 to 12/31/2017	23.168116	24.737042	55,868.4896
01/01/2018 to 12/31/2018	24.737042	23.352429	50,659.0941
01/01/2019 to 12/31/2019	23.352429	26.248445	49,374.5050

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2010 to 12/31/2010	25.667474	29.735535	25,844.7653
01/01/2011 to 12/31/2011	29.735535	27.513838	30,027.3219
01/01/2012 to 12/31/2012	27.513838	29.960773	35,742.1704
01/01/2013 to 12/31/2013	29.960773	39.084043	36,822.8198
01/01/2014 to 12/31/2014	39.084043	44.089781	36,076.7899
01/01/2015 to 12/31/2015	44.089781	40.572077	33,138.7091
01/01/2016 to 12/31/2016	40.572077	46.339077	33,166.9650
01/01/2017 to 12/31/2017	46.339077	51.397524	32,745.5845
01/01/2018 to 12/31/2018	51.397524	40.655252	31,918.9185
01/01/2019 to 12/31/2019	40.655252	51.169759	27,786.5206

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account (Series II) (formerly Oppenheimer Main Street Small Cap Fund®/VA Sub-Account (Series II))
01/01/2010 to 12/31/2010	14.537434	17.720175	73,955.8331
01/01/2011 to 12/31/2011	17.720175	17.134717	106,101.1931
01/01/2012 to 12/31/2012	17.134717	19.970866	115,067.1786
01/01/2013 to 12/31/2013	19.970866	27.818217	97,105.8289
01/01/2014 to 12/31/2014	27.818217	30.766667	91,269.7507
01/01/2015 to 12/31/2015	30.766667	28.618695	81,274.0334
01/01/2016 to 12/31/2016	28.618695	33.357781	66,113.9596
01/01/2017 to 12/31/2017	33.357781	37.639721	63,535.4248
01/01/2018 to 12/31/2018	37.639721	33.352934	54,430.6765
01/01/2019 to 12/31/2019	33.352934	41.671457	48,577.4188
Invesco V.I. Equity and Income Sub-Account (Series II)
01/01/2010 to 12/31/2010	14.519840	16.113025	218,377.5356
01/01/2011 to 12/31/2011	16.113025	15.753544	256,883.3842
01/01/2012 to 12/31/2012	15.753544	17.536875	283,433.0953
01/01/2013 to 12/31/2013	17.536875	21.694021	366,850.0770
01/01/2014 to 12/31/2014	21.694021	23.372879	406,737.0989
01/01/2015 to 12/31/2015	23.372879	22.553390	384,453.3756
01/01/2016 to 12/31/2016	22.553390	25.654449	304,872.6952
01/01/2017 to 12/31/2017	25.654449	28.151978	285,650.2567
01/01/2018 to 12/31/2018	28.151978	25.171810	213,870.6864
01/01/2019 to 12/31/2019	25.171810	29.922934	175,379.9455
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2010 to 12/31/2010	24.988203	27.872868	95,365.8994
01/01/2011 to 12/31/2011	27.872868	25.679388	149,191.3973
01/01/2012 to 12/31/2012	25.679388	29.315476	162,028.7299
01/01/2013 to 12/31/2013	29.315476	34.473626	158,861.8740
01/01/2014 to 12/31/2014	34.473626	34.178416	154,793.8517
01/01/2015 to 12/31/2015	34.178416	32.969745	152,312.0124
01/01/2016 to 12/31/2016	32.969745	32.430543	132,055.5425
01/01/2017 to 12/31/2017	32.430543	39.425561	117,685.5409
01/01/2018 to 12/31/2018	39.425561	33.113037	106,582.0209
01/01/2019 to 12/31/2019	33.113037	42.062242	81,763.3879
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2010 to 12/31/2010	16.661366	17.567445	40,783.1602
01/01/2011 to 12/31/2011	17.567445	18.463890	117,582.3349
01/01/2012 to 12/31/2012	18.463890	19.271176	148,052.6942
01/01/2013 to 12/31/2013	19.271176	18.676995	118,896.5603
01/01/2014 to 12/31/2014	18.676995	19.476886	114,099.4039
01/01/2015 to 12/31/2015	19.476886	19.345667	94,606.3176
01/01/2016 to 12/31/2016	19.345667	19.726976	103,894.9224
01/01/2017 to 12/31/2017	19.726976	20.257112	121,977.6526
01/01/2018 to 12/31/2018	20.257112	19.921530	70,602.1700
01/01/2019 to 12/31/2019	19.921530	21.579800	64,398.3996

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Global Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	26.469174	29.298701	86,016.7755
01/01/2011 to 12/31/2011	29.298701	26.443373	133,641.5717
01/01/2012 to 12/31/2012	26.443373	32.101744	143,907.5469
01/01/2013 to 12/31/2013	32.101744	41.076324	122,934.5516
01/01/2014 to 12/31/2014	41.076324	41.629196	125,179.3753
01/01/2015 to 12/31/2015	41.629196	44.096132	116,160.8843
01/01/2016 to 12/31/2016	44.096132	43.950491	105,099.8535
01/01/2017 to 12/31/2017	43.950491	57.237005	89,994.5242
01/01/2018 to 12/31/2018	57.237005	51.566038	69,931.7340
01/01/2019 to 12/31/2019	51.566038	69.097537	57,669.6646
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2010 to 12/31/2010	27.149589	32.920904	30,855.6317
01/01/2011 to 12/31/2011	32.920904	26.367194	41,318.5961
01/01/2012 to 12/31/2012	26.367194	30.864168	40,231.2954
01/01/2013 to 12/31/2013	30.864168	39.217957	43,084.9549
01/01/2014 to 12/31/2014	39.217957	39.671843	41,261.7406
01/01/2015 to 12/31/2015	39.671843	39.401306	34,987.6912
01/01/2016 to 12/31/2016	39.401306	39.847759	32,052.6529
01/01/2017 to 12/31/2017	39.847759	49.693063	29,320.2156
01/01/2018 to 12/31/2018	49.693063	44.029070	25,598.2529
01/01/2019 to 12/31/2019	44.029070	57.358792	15,232.2637
American Funds Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	150.728252	177.195243	46,629.9386
01/01/2011 to 12/31/2011	177.195243	168.016565	58,331.9511
01/01/2012 to 12/31/2012	168.016565	196.194402	61,656.4396
01/01/2013 to 12/31/2013	196.194402	252.840465	49,595.1800
01/01/2014 to 12/31/2014	252.840465	271.761060	41,323.5028
01/01/2015 to 12/31/2015	271.761060	287.653376	35,408.0416
01/01/2016 to 12/31/2016	287.653376	311.967572	29,588.0905
01/01/2017 to 12/31/2017	311.967572	396.455917	25,536.7591
01/01/2018 to 12/31/2018	396.455917	391.716363	20,206.7858
01/01/2019 to 12/31/2019	391.716363	507.419324	15,389.1768
American Funds Growth-Income Sub-Account (Class 2)
01/01/2010 to 12/31/2010	106.974827	118.072022	18,479.7159
01/01/2011 to 12/31/2011	118.072022	114.817799	33,291.5063
01/01/2012 to 12/31/2012	114.817799	133.608914	30,804.2398
01/01/2013 to 12/31/2013	133.608914	176.682140	30,858.6436
01/01/2014 to 12/31/2014	176.682140	193.623568	27,470.2452
01/01/2015 to 12/31/2015	193.623568	194.583226	25,073.5767
01/01/2016 to 12/31/2016	194.583226	214.949723	20,953.6532
01/01/2017 to 12/31/2017	214.949723	260.580655	19,156.1203
01/01/2018 to 12/31/2018	260.580655	253.491894	14,901.8112
01/01/2019 to 12/31/2019	253.491894	316.723700	11,942.0725
Brighthouse Funds Trust I
American Funds® Growth Sub-Account (Class C)
08/12/2013 to 12/31/2013	1.181135	1.316256	947,017.3403
01/01/2014 to 12/31/2014	1.316256	1.410512	1,793,020.2326
01/01/2015 to 12/31/2015	1.410512	1.487874	2,248,418.3849
01/01/2016 to 12/31/2016	1.487874	1.607912	2,014,555.0147
01/01/2017 to 12/31/2017	1.607912	2.037149	1,914,805.8397
01/01/2018 to 12/31/2018	2.037149	2.007717	1,847,095.6086
01/01/2019 to 12/31/2019	2.007717	2.592074	1,750,975.2619

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
04/30/2012 to 12/31/2012	24.023273	25.920908	24,085.7621
01/01/2013 to 12/31/2013	25.920908	28.072241	24,857.4426
01/01/2014 to 12/31/2014	28.072241	28.723148	33,446.1729
01/01/2015 to 12/31/2015	28.723148	27.300171	36,011.6210
01/01/2016 to 12/31/2016	27.300171	30.822008	34,585.4006
01/01/2017 to 12/31/2017	30.822008	32.900453	35,256.7561
01/01/2018 to 12/31/2018	32.900453	31.651347	27,358.9162
01/01/2019 to 12/31/2019	31.651347	36.008793	25,335.6073
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.484031	12.841620	106,855.1974
01/01/2011 to 12/31/2011	12.841620	10.341248	146,785.6614
01/01/2012 to 12/31/2012	10.341248	12.178515	178,293.3522
01/01/2013 to 12/31/2013	12.178515	11.462506	198,870.9139
01/01/2014 to 12/31/2014	11.462506	10.613764	214,765.8897
01/01/2015 to 12/31/2015	10.613764	9.061247	208,996.8001
01/01/2016 to 12/31/2016	9.061247	10.007944	175,729.7571
01/01/2017 to 12/31/2017	10.007944	12.721859	182,237.1249
01/01/2018 to 12/31/2018	12.721859	10.813971	131,180.4616
01/01/2019 to 12/31/2019	10.813971	12.934363	93,419.3186
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	67.785500	72.262402	36,577.6600
01/01/2015 to 12/31/2015	72.262402	70.576118	35,103.8501
01/01/2016 to 12/31/2016	70.576118	70.519638	30,082.7747
01/01/2017 to 12/31/2017	70.519638	77.360706	29,999.1619
01/01/2018 to 12/31/2018	77.360706	70.000613	27,399.8576
01/01/2019 to 12/31/2019	70.000613	86.542010	22,317.0418
Clarion Global Real Estate Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Real Estate (Series II))
01/01/2010 to 12/31/2010	6.874761	7.983722	21,222.8993
01/01/2011 to 12/31/2011	7.983722	7.376361	19,448.7532
01/01/2012 to 12/31/2012	7.376361	9.340818	32,610.8047
01/01/2013 to 12/31/2013	9.340818	9.478058	36,571.8071
01/01/2014 to 04/25/2014	9.478058	9.982482	0.0000
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2010 to 12/31/2010	38.469011	49.522754	20,836.9752
01/01/2011 to 12/31/2011	49.522754	51.959472	24,642.2550
01/01/2012 to 12/31/2012	51.959472	59.615816	28,936.8232
01/01/2013 to 12/31/2013	59.615816	60.265046	34,351.2134
01/01/2014 to 04/25/2014	60.265046	67.299977	0.0000
Harris Oakmark International Sub-Account (Class B)
04/30/2012 to 12/31/2012	19.506232	22.612712	5,901.3346
01/01/2013 to 12/31/2013	22.612712	29.228285	25,487.3795
01/01/2014 to 12/31/2014	29.228285	27.275697	32,422.0714
01/01/2015 to 12/31/2015	27.275697	25.796160	30,628.1942
01/01/2016 to 12/31/2016	25.796160	27.641863	26,674.4777
01/01/2017 to 12/31/2017	27.641863	35.712787	27,107.9261
01/01/2018 to 12/31/2018	35.712787	26.893417	30,954.4148
01/01/2019 to 12/31/2019	26.893417	33.170744	31,875.9655

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.821463	14.589633	117,409.7651
01/01/2011 to 12/31/2011	14.589633	14.240519	133,526.7975
01/01/2012 to 12/31/2012	14.240519	16.717675	125,697.1413
01/01/2013 to 12/31/2013	16.717675	22.420526	123,208.8937
01/01/2014 to 12/31/2014	22.420526	24.276704	336,326.1008
01/01/2015 to 12/31/2015	24.276704	22.611394	315,388.8666
01/01/2016 to 12/31/2016	22.611394	26.271956	270,563.1872
01/01/2017 to 12/31/2017	26.271956	30.713918	234,458.0412
01/01/2018 to 12/31/2018	30.713918	26.724222	202,069.6961
01/01/2019 to 12/31/2019	26.724222	33.077637	174,647.7830
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II))
01/01/2010 to 12/31/2010	22.547720	25.057642	116,157.0493
01/01/2011 to 12/31/2011	25.057642	24.259890	159,073.5769
01/01/2012 to 12/31/2012	24.259890	27.477095	151,511.9590
01/01/2013 to 12/31/2013	27.477095	36.408066	150,362.6552
01/01/2014 to 04/25/2014	36.408066	36.686708	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	17.315806	19.883957	0.0000
01/01/2011 to 12/31/2011	19.883957	18.040869	0.0000
01/01/2012 to 12/31/2012	18.040869	21.653369	0.0000
01/01/2013 to 12/31/2013	21.653369	27.264098	38,755.1983
01/01/2014 to 12/31/2014	27.264098	27.584920	39,842.8405
01/01/2015 to 12/31/2015	27.584920	28.399517	38,776.7835
01/01/2016 to 12/31/2016	28.399517	28.196028	33,952.7246
01/01/2017 to 12/31/2017	28.196028	38.190146	30,833.0869
01/01/2018 to 12/31/2018	38.190146	32.855021	21,997.1050
01/01/2019 to 12/31/2019	32.855021	42.817658	21,225.3193
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.792884	11.481389	45,935.3928
01/01/2011 to 04/29/2011	11.481389	12.828569	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
05/03/2010 to 12/31/2010	8.791511	9.231599	0.0000
01/01/2011 to 12/31/2011	9.231599	8.513842	81,023.1101
01/01/2012 to 12/31/2012	8.513842	10.306291	82,044.8023
01/01/2013 to 04/26/2013	10.306291	10.972356	0.0000
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	13.264076	16.578824	25,652.7033
01/01/2011 to 12/31/2011	16.578824	16.244891	53,569.6881
01/01/2012 to 12/31/2012	16.244891	19.023975	49,757.9837
01/01/2013 to 12/31/2013	19.023975	26.414943	43,769.2471
01/01/2014 to 12/31/2014	26.414943	28.235140	50,571.3829
01/01/2015 to 12/31/2015	28.235140	27.490064	35,152.3112
01/01/2016 to 12/31/2016	27.490064	30.343830	27,038.1376
01/01/2017 to 12/31/2017	30.343830	37.671927	26,190.9792
01/01/2018 to 12/31/2018	37.671927	33.937905	22,528.3138
01/01/2019 to 12/31/2019	33.937905	41.822710	20,537.1796

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
04/30/2012 to 12/31/2012	14.614180	15.056127	0.0000
01/01/2013 to 12/31/2013	15.056127	17.468230	10,858.9626
01/01/2014 to 12/31/2014	17.468230	17.903021	16,896.5324
01/01/2015 to 12/31/2015	17.903021	17.951504	16,528.7897
01/01/2016 to 12/31/2016	17.951504	18.631245	8,834.4301
01/01/2017 to 12/31/2017	18.631245	22.694597	10,787.6339
01/01/2018 to 12/31/2018	22.694597	21.267786	10,124.5603
01/01/2019 to 12/31/2019	21.267786	26.865346	9,128.9430
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
05/02/2011 to 12/31/2011	7.277211	6.615825	141,635.4552
01/01/2012 to 12/31/2012	6.615825	7.765768	126,455.8870
01/01/2013 to 12/31/2013	7.765768	11.200188	104,940.8168
01/01/2014 to 12/31/2014	11.200188	13.190326	90,860.8751
01/01/2015 to 12/31/2015	13.190326	12.538271	86,227.9279
01/01/2016 to 12/31/2016	12.538271	12.752656	64,599.0527
01/01/2017 to 12/31/2017	12.752656	14.957790	61,129.7623
01/01/2018 to 12/31/2018	14.957790	13.769916	34,431.6782
01/01/2019 to 12/31/2019	13.769916	16.854503	33,944.8564
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.428143	6.834420	139,898.4152
01/01/2011 to 04/29/2011	6.834420	7.277779	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	13.746200	15.169141	23,095.6222
01/01/2011 to 12/31/2011	15.169141	13.416162	33,661.6486
01/01/2012 to 12/31/2012	13.416162	15.508940	38,327.9220
01/01/2013 to 12/31/2013	15.508940	18.320688	37,160.3047
01/01/2014 to 12/31/2014	18.320688	16.886355	41,027.0503
01/01/2015 to 12/31/2015	16.886355	16.430038	38,782.4928
01/01/2016 to 12/31/2016	16.430038	16.132257	33,659.6984
01/01/2017 to 12/31/2017	16.132257	20.479289	32,410.5440
01/01/2018 to 12/31/2018	20.479289	17.445606	21,814.4538
01/01/2019 to 12/31/2019	17.445606	22.173567	16,294.7609
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	11.093812	14.514940	67,429.6049
01/01/2011 to 12/31/2011	14.514940	13.382780	131,428.8248
01/01/2012 to 12/31/2012	13.382780	14.486002	139,003.0032
01/01/2013 to 12/31/2013	14.486002	19.948581	151,981.9135
01/01/2014 to 12/31/2014	19.948581	19.960415	148,057.1742
01/01/2015 to 12/31/2015	19.960415	18.778676	159,558.4299
01/01/2016 to 12/31/2016	18.778676	17.027449	143,341.6989
01/01/2017 to 12/31/2017	17.027449	23.598819	113,638.6605
01/01/2018 to 12/31/2018	23.598819	25.747350	90,426.8978
01/01/2019 to 12/31/2019	25.747350	35.738464	90,550.4409
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	49.009942	53.703573	34,639.8642
01/01/2015 to 12/31/2015	53.703573	51.341793	31,241.1523
01/01/2016 to 12/31/2016	51.341793	59.023051	36,578.7977
01/01/2017 to 12/31/2017	59.023051	68.446087	36,306.2123
01/01/2018 to 12/31/2018	68.446087	61.651722	39,268.4792
01/01/2019 to 12/31/2019	61.651722	77.322855	32,672.9686

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2010 to 12/31/2010	30.361880	35.068692	29,495.4677
01/01/2011 to 12/31/2011	35.068692	32.585485	33,109.1803
01/01/2012 to 12/31/2012	32.585485	37.110335	40,960.2139
01/01/2013 to 12/31/2013	37.110335	48.583491	37,856.5270
01/01/2014 to 04/25/2014	48.583491	48.936952	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - UIF U.S. Mid Cap Value Sub-Account Class II))

01/01/2010 to 12/31/2010	8.838450	10.696895	37,144.0586
01/01/2011 to 12/31/2011	10.696895	10.683554	68,136.0507
01/01/2012 to 12/31/2012	10.683554	12.388998	60,789.3073
01/01/2013 to 12/31/2013	12.388998	16.436036	76,567.5468
01/01/2014 to 04/25/2014	16.436036	16.453329	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
04/28/2014 to 12/31/2014	16.425116	17.853812	78,072.4505
01/01/2015 to 12/31/2015	17.853812	16.096718	61,340.5418
01/01/2016 to 12/31/2016	16.096718	18.416626	57,124.4246
01/01/2017 to 12/31/2017	18.416626	19.971477	43,720.5550
01/01/2018 to 12/31/2018	19.971477	17.774423	33,062.4454
01/01/2019 to 12/31/2019	17.774423	22.709578	30,442.0793
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class B)
04/30/2012 to 12/31/2012	64.160311	66.916768	1,663.6997
01/01/2013 to 12/31/2013	66.916768	65.616240	5,472.1229
01/01/2014 to 12/31/2014	65.616240	69.421967	8,512.7362
01/01/2015 to 12/31/2015	69.421967	68.999993	9,746.1027
01/01/2016 to 12/31/2016	68.999993	70.306108	12,420.0529
01/01/2017 to 12/31/2017	70.306108	72.323478	12,348.9326
01/01/2018 to 12/31/2018	72.323478	71.195237	10,758.8521
01/01/2019 to 12/31/2019	71.195237	77.259165	11,886.6837
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2010 to 12/31/2010	12.109403	14.372343	0.0000
01/01/2011 to 12/31/2011	14.372343	12.963125	0.0000
01/01/2012 to 12/31/2012	12.963125	14.685374	0.0000
01/01/2013 to 12/31/2013	14.685374	19.524283	0.0000
01/01/2014 to 12/31/2014	19.524283	21.060522	0.0000
01/01/2015 to 12/31/2015	21.060522	22.171319	0.0000
01/01/2016 to 12/31/2016	22.171319	21.980431	0.0000
01/01/2017 to 12/31/2017	21.980431	29.160780	0.0000
01/01/2018 to 12/31/2018	29.160780	29.583911	0.0000
01/01/2019 to 12/31/2019	29.583911	38.931287	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
08/12/2013 to 12/31/2013	2.558243	2.548873	167,937.6411
01/01/2014 to 12/31/2014	2.548873	2.524776	568,656.4904
01/01/2015 to 12/31/2015	2.524776	2.500907	494,949.1252
01/01/2016 to 12/31/2016	2.500907	2.480041	246,480.8414
01/01/2017 to 12/31/2017	2.480041	2.472249	164,792.5818
01/01/2018 to 12/31/2018	2.472249	2.486677	191,474.8742
01/01/2019 to 12/31/2019	2.486677	2.509429	328.1085

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
05/03/2010 to 12/31/2010	14.690518	14.598288	90,923.3347
01/01/2011 to 12/31/2011	14.598288	14.460652	92,768.8676
01/01/2012 to 12/31/2012	14.460652	14.323195	18,965.0130
01/01/2013 to 12/31/2013	14.323195	14.187783	34,865.1558
01/01/2014 to 12/31/2014	14.187783	14.053651	12,217.9414
01/01/2015 to 12/31/2015	14.053651	13.920788	7,753.4325
01/01/2016 to 12/31/2016	13.920788	13.816840	6,945.5132
01/01/2017 to 12/31/2017	13.816840	13.787748	5,014.5079
01/01/2018 to 12/31/2018	13.787748	13.884328	2,562.3635
01/01/2019 to 12/31/2019	13.884328	14.026377	1,582.6048
BlackRock Ultra-Short Term Bond Sub-Account (Class E) (formerly Legg Mason Partners Variable Income Trust - Legg Mason Western Asset Variable Money Market Sub-Account))
01/01/2010 to 04/30/2010	14.736821	14.691665	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	60.033085	61.397525	48,409.7233
01/01/2017 to 12/31/2017	61.397525	72.415897	44,055.3014
01/01/2018 to 12/31/2018	72.415897	71.664744	32,498.2799
01/01/2019 to 12/31/2019	71.664744	92.948961	24,320.8862
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2010 to 12/31/2010	17.720828	20.400850	119,517.8810
01/01/2011 to 12/31/2011	20.400850	19.289436	179,392.8894
01/01/2012 to 12/31/2012	19.289436	21.129602	171,966.7407
01/01/2013 to 12/31/2013	21.129602	27.852667	150,700.1756
01/01/2014 to 12/31/2014	27.852667	30.667620	125,720.4324
01/01/2015 to 12/31/2015	30.667620	30.396907	109,769.4571
01/01/2016 to 04/29/2016	30.396907	30.642039	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	56.964433	58.154190	14,417.1024
01/01/2017 to 12/31/2017	58.154190	68.441012	10,709.9096
01/01/2018 to 12/31/2018	68.441012	67.551248	9,779.0719
01/01/2019 to 12/31/2019	67.551248	87.417483	12,523.4759
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
08/12/2013 to 12/31/2013	2.507100	2.744156	55,639.4029
01/01/2014 to 12/31/2014	2.744156	3.015355	164,797.0708
01/01/2015 to 12/31/2015	3.015355	2.979365	277,095.1370
01/01/2016 to 04/29/2016	2.979365	3.002412	0.0000
Jennison Growth Sub-Account (Class B)
04/30/2012 to 12/31/2012	15.046756	14.550098	20,801.1964
01/01/2013 to 12/31/2013	14.550098	19.706583	18,984.4745
01/01/2014 to 12/31/2014	19.706583	21.226995	17,360.4264
01/01/2015 to 12/31/2015	21.226995	23.242392	15,357.7992
01/01/2016 to 12/31/2016	23.242392	22.992773	13,373.2455
01/01/2017 to 12/31/2017	22.992773	31.200439	11,047.2624
01/01/2018 to 12/31/2018	31.200439	30.939098	8,565.7048
01/01/2019 to 12/31/2019	30.939098	40.605251	7,143.5124
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.113998	8.792544	38,543.8609
01/01/2011 to 12/31/2011	8.792544	8.589343	36,226.7544
01/01/2012 to 04/27/2012	8.589343	9.677146	0.0000

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	34.780602	36.218315	322,455.7134
01/01/2017 to 12/31/2017	36.218315	38.828358	302,072.8288
01/01/2018 to 12/31/2018	38.828358	36.998830	255,948.4756
01/01/2019 to 12/31/2019	36.998830	41.958428	214,308.5754
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2010 to 12/31/2010	24.536094	27.263311	320,647.7964
01/01/2011 to 12/31/2011	27.263311	27.986199	464,636.4671
01/01/2012 to 12/31/2012	27.986199	30.942737	517,475.8781
01/01/2013 to 12/31/2013	30.942737	31.123668	530,341.2169
01/01/2014 to 12/31/2014	31.123668	32.242531	479,226.4374
01/01/2015 to 12/31/2015	32.242531	31.523929	439,037.6211
01/01/2016 to 04/29/2016	31.523929	32.382436	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	33.040940	34.373068	121,746.0695
01/01/2017 to 12/31/2017	34.373068	36.749863	95,714.0512
01/01/2018 to 12/31/2018	36.749863	34.935753	87,327.4684
01/01/2019 to 12/31/2019	34.935753	39.531255	81,516.7375
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class B))
08/12/2013 to 12/31/2013	2.928693	2.964113	408,188.7640
01/01/2014 to 12/31/2014	2.964113	3.065187	757,109.7488
01/01/2015 to 12/31/2015	3.065187	2.988241	1,225,712.3813
01/01/2016 to 04/29/2016	2.988241	3.066292	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	17.885409	18.689405	140,001.6577
01/01/2011 to 12/31/2011	18.689405	19.487980	153,084.9709
01/01/2012 to 12/31/2012	19.487980	19.891083	211,319.9746
01/01/2013 to 12/31/2013	19.891083	19.524672	162,964.8639
01/01/2014 to 12/31/2014	19.524672	19.833270	143,325.1372
01/01/2015 to 12/31/2015	19.833270	19.706091	149,183.8896
01/01/2016 to 12/31/2016	19.706091	19.719143	136,067.3800
01/01/2017 to 12/31/2017	19.719143	19.860591	111,634.9693
01/01/2018 to 12/31/2018	19.860591	19.809035	95,831.6508
01/01/2019 to 12/31/2019	19.809035	20.755894	90,099.9415
Fidelity ® Variable Insurance Products
Contrafund ® Sub-Account (Service Class 2)
08/12/2013 to 12/31/2013	5.703165	6.299850	99,050.2761
01/01/2014 to 12/31/2014	6.299850	6.967567	262,271.8460
01/01/2015 to 12/31/2015	6.967567	6.930371	335,927.7323
01/01/2016 to 12/31/2016	6.930371	7.395514	333,718.7454
01/01/2017 to 12/31/2017	7.395514	8.907228	287,325.4589
01/01/2018 to 12/31/2018	8.907228	8.236736	249,391.7377
01/01/2019 to 12/31/2019	8.236736	10.710552	208,922.4181

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Contrafund ® Sub-Account (Service Class)
01/01/2010 to 12/31/2010	38.438102	44.588947	71,263.6227
01/01/2011 to 12/31/2011	44.588947	43.003573	103,851.8550
01/01/2012 to 12/31/2012	43.003573	49.541477	111,889.7356
01/01/2013 to 12/31/2013	49.541477	64.357327	117,488.4276
01/01/2014 to 12/31/2014	64.357327	71.281856	91,329.4874
01/01/2015 to 12/31/2015	71.281856	71.001878	79,590.1779
01/01/2016 to 12/31/2016	71.001878	75.895104	65,769.9976
01/01/2017 to 12/31/2017	75.895104	91.540680	54,823.8320
01/01/2018 to 12/31/2018	91.540680	84.788591	40,042.4111
01/01/2019 to 12/31/2019	84.788591	110.400327	29,402.4006
Mid Cap Sub-Account (Service Class 2)
01/01/2010 to 12/31/2010	35.522872	45.240738	88,641.1341
01/01/2011 to 12/31/2011	45.240738	39.950387	127,664.5694
01/01/2012 to 12/31/2012	39.950387	45.333338	142,079.3654
01/01/2013 to 12/31/2013	45.333338	61.012044	138,785.3568
01/01/2014 to 12/31/2014	61.012044	64.080558	121,409.1220
01/01/2015 to 12/31/2015	64.080558	62.440954	114,338.7754
01/01/2016 to 12/31/2016	62.440954	69.225210	92,860.3954
01/01/2017 to 12/31/2017	69.225210	82.655126	84,370.2695
01/01/2018 to 12/31/2018	82.655126	69.775213	75,560.7406
01/01/2019 to 12/31/2019	69.775213	85.131206	60,892.2194
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	47.138964	52.610849	60,760.2460
01/01/2011 to 12/31/2011	52.610849	53.357011	77,178.3877
01/01/2012 to 12/31/2012	53.357011	59.536890	97,646.4609
01/01/2013 to 12/31/2013	59.536890	67.195806	110,108.4241
01/01/2014 to 12/31/2014	67.195806	69.632887	107,774.8400
01/01/2015 to 12/31/2015	69.632887	64.108912	107,918.9363
01/01/2016 to 12/31/2016	64.108912	72.407972	89,126.7585
01/01/2017 to 12/31/2017	72.407972	78.663287	82,874.2642
01/01/2018 to 12/31/2018	78.663287	74.562033	73,073.8714
01/01/2019 to 12/31/2019	74.562033	85.717676	65,251.7596
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	19.800586	21.809155	48,474.7767
01/01/2011 to 12/31/2011	21.809155	21.378284	70,212.8335
01/01/2012 to 12/31/2012	21.378284	24.191323	66,404.7638
01/01/2013 to 12/31/2013	24.191323	30.734779	66,230.4870
01/01/2014 to 12/31/2014	30.734779	32.612489	63,910.9981
01/01/2015 to 12/31/2015	32.612489	30.709448	54,208.4537
01/01/2016 to 12/31/2016	30.709448	35.303843	47,524.2903
01/01/2017 to 12/31/2017	35.303843	37.890220	45,207.2684
01/01/2018 to 12/31/2018	37.890220	34.127364	34,825.2121
01/01/2019 to 12/31/2019	34.127364	41.435215	27,511.2439

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Small Cap Value VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	7.463555	9.479518	93,191.5812
01/01/2011 to 12/31/2011	9.479518	9.036994	135,611.8886
01/01/2012 to 12/31/2012	9.036994	10.597050	222,541.8105
01/01/2013 to 12/31/2013	10.597050	14.300797	222,797.7314
01/01/2014 to 12/31/2014	14.300797	14.246505	227,225.0138
01/01/2015 to 12/31/2015	14.246505	13.069386	217,304.9681
01/01/2016 to 12/31/2016	13.069386	16.853863	183,715.9083
01/01/2017 to 12/31/2017	16.853863	18.473270	148,606.7989
01/01/2018 to 12/31/2018	18.473270	15.941553	141,334.8024
01/01/2019 to 12/31/2019	15.941553	19.951419	131,193.4702
Templeton Global Bond VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	16.304606	18.483967	95,869.5530
01/01/2011 to 12/31/2011	18.483967	18.150202	193,341.5081
01/01/2012 to 12/31/2012	18.150202	20.686273	263,225.3291
01/01/2013 to 12/31/2013	20.686273	20.824525	287,760.7686
01/01/2014 to 12/31/2014	20.824525	21.005784	271,924.3992
01/01/2015 to 12/31/2015	21.005784	19.911513	256,128.7194
01/01/2016 to 12/31/2016	19.911513	20.302819	227,949.4141
01/01/2017 to 12/31/2017	20.302819	20.498679	223,849.2254
01/01/2018 to 12/31/2018	20.498679	20.697306	205,715.2220
01/01/2019 to 12/31/2019	20.697306	20.914329	171,494.3148
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	12.008979	14.870580	120,566.7696
01/01/2011 to 12/31/2011	14.870580	15.094226	136,901.5127
01/01/2012 to 12/31/2012	15.094226	17.750083	165,773.3722
01/01/2013 to 12/31/2013	17.750083	25.983265	172,550.2475
01/01/2014 to 12/31/2014	25.983265	30.986686	216,490.8118
01/01/2015 to 12/31/2015	30.986686	30.161110	231,875.8921
01/01/2016 to 12/31/2016	30.161110	30.235335	185,098.8415
01/01/2017 to 12/31/2017	30.235335	34.829222	167,479.9375
01/01/2018 to 12/31/2018	34.829222	31.619328	144,180.2305
01/01/2019 to 12/31/2019	31.619328	39.173370	130,853.1450
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2010 to 12/31/2010	30.848624	34.415155	79,411.2760
01/01/2011 to 12/31/2011	34.415155	34.978147	116,853.0934
01/01/2012 to 12/31/2012	34.978147	40.171533	131,745.8313
01/01/2013 to 12/31/2013	40.171533	51.729615	128,597.5080
01/01/2014 to 12/31/2014	51.729615	56.873468	118,504.5295
01/01/2015 to 12/31/2015	56.873468	57.237087	120,180.2066
01/01/2016 to 12/31/2016	57.237087	62.234474	102,336.1413
01/01/2017 to 12/31/2017	62.234474	73.697119	91,124.2998
01/01/2018 to 12/31/2018	73.697119	71.725570	77,931.8332
01/01/2019 to 12/31/2019	71.725570	92.266888	65,154.0295

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2010 to 12/31/2010	12.055225	13.388208	18,136.3358
01/01/2011 to 12/31/2011	13.388208	14.284426	55,026.0880
01/01/2012 to 12/31/2012	14.284426	16.140385	58,567.1188
01/01/2013 to 12/31/2013	16.140385	20.093938	103,069.1623
01/01/2014 to 12/31/2014	20.093938	22.587589	103,776.2488
01/01/2015 to 12/31/2015	22.587589	21.380907	121,253.3145
01/01/2016 to 12/31/2016	21.380907	24.308923	124,196.4596
01/01/2017 to 12/31/2017	24.308923	28.657338	114,397.5801
01/01/2018 to 12/31/2018	28.657338	26.966804	99,487.3694
01/01/2019 to 12/31/2019	26.966804	35.102600	86,187.8878
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	14.738966	18.276335	20,669.5803
01/01/2011 to 12/31/2011	18.276335	18.354961	22,550.6420
01/01/2012 to 12/31/2012	18.354961	21.712623	49,249.6731
01/01/2013 to 12/31/2013	21.712623	31.626723	61,952.9195
01/01/2014 to 12/31/2014	31.626723	32.605370	78,845.5533
01/01/2015 to 12/31/2015	32.605370	30.884034	83,357.6254
01/01/2016 to 12/31/2016	30.884034	32.367244	59,284.3255
01/01/2017 to 12/31/2017	32.367244	39.842208	46,674.2803
01/01/2018 to 12/31/2018	39.842208	40.819337	44,516.1555
01/01/2019 to 12/31/2019	40.819337	51.299268	45,183.5402
QS Variable Conservative Growth Sub-Account (Class I)
05/03/2010 to 12/31/2010	17.259051	18.315294	0.0000
01/01/2011 to 12/31/2011	18.315294	18.355175	0.0000
01/01/2012 to 12/31/2012	18.355175	20.561593	2,822.2482
01/01/2013 to 12/31/2013	20.561593	23.490348	71,962.9725
01/01/2014 to 12/31/2014	23.490348	24.410065	71,882.0255
01/01/2015 to 12/31/2015	24.410065	23.892693	17,662.1178
01/01/2016 to 12/31/2016	23.892693	25.425428	14,252.1620
01/01/2017 to 12/31/2017	25.425428	28.598151	12,945.3677
01/01/2018 to 12/31/2018	28.598151	27.080137	12,686.4403
01/01/2019 to 12/31/2019	27.080137	31.482186	12,494.5581
QS Variable Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	13.352086	15.302134	160,716.6490
01/01/2011 to 12/31/2011	15.302134	14.807712	109,499.8434
01/01/2012 to 12/31/2012	14.807712	16.997405	116,366.8727
01/01/2013 to 12/31/2013	16.997405	21.298194	88,829.4075
01/01/2014 to 12/31/2014	21.298194	22.085509	53,620.2089
01/01/2015 to 12/31/2015	22.085509	21.388065	42,792.6862
01/01/2016 to 12/31/2016	21.388065	22.986238	41,598.6497
01/01/2017 to 12/31/2017	22.986238	27.171854	39,301.1235
01/01/2018 to 12/31/2018	27.171854	24.748654	35,600.1284
01/01/2019 to 12/31/2019	24.748654	30.049503	33,987.4246

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2010 to 12/31/2010	18.179915	20.695058	27,476.5792
01/01/2011 to 12/31/2011	20.695058	20.850846	40,448.7210
01/01/2012 to 12/31/2012	20.850846	24.437921	63,633.1906
01/01/2013 to 12/31/2013	24.437921	25.724640	85,739.2204
01/01/2014 to 12/31/2014	25.724640	25.187799	84,422.0180
01/01/2015 to 12/31/2015	25.187799	23.492806	86,944.7298
01/01/2016 to 12/31/2016	23.492806	26.902081	68,324.4272
01/01/2017 to 12/31/2017	26.902081	28.953908	63,536.6712
01/01/2018 to 12/31/2018	28.953908	27.554126	61,691.7077
01/01/2019 to 12/31/2019	27.554126	31.219955	56,358.7426

APPENDIX A
Condensed Financial Information (continued)
0.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2010 to 12/31/2010	28.904949	33.754834	24,077.7931
01/01/2011 to 12/31/2011	33.754834	31.483356	34,762.8350
01/01/2012 to 12/31/2012	31.483356	34.560182	33,396.3406
01/01/2013 to 12/31/2013	34.560182	45.445910	33,660.5054
01/01/2014 to 12/31/2014	45.445910	51.678265	30,040.9797
01/01/2015 to 12/31/2015	51.678265	47.937327	24,431.3766
01/01/2016 to 12/31/2016	47.937327	55.190846	11,100.7024
01/01/2017 to 12/31/2017	55.190846	61.705663	10,935.2986
01/01/2018 to 12/31/2018	61.705663	49.203730	10,466.8884
01/01/2019 to 12/31/2019	49.203730	62.426442	10,449.5197
Discontinued Investment Portfolios. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) American Funds Insurance Series®: American Funds Growth Fund (Class 2) (closed effective August 9, 2013); (b) Fidelity® Variable Insurance Products: Contrafund® Portfolio (Service Class) (closed effective August 9, 2013); (c) Brighthouse Funds Trust I: Loomis Sayles Growth Portfolio (Class B) (formerly ClearBridge Aggressive Growth Portfolio (Class B) and previously Legg Mason ClearBridge Aggressive Growth Portfolio) (closed effective May 1, 2011), Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (formerly Met/Wellington Core Equity Opportunities Portfolio) (closed effective August 9, 2013), Oppenheimer Global Equity Portfolio (Class B) (formerly Met/Templeton Growth Portfolio) (closed effective April 29, 2013), and Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Pioneer Strategic Income Portfolio) (closed effective August 9, 2013); (d) Brighthouse Funds Trust II: BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio) (closed effective May 4, 2009), BlackRock Ultra-Short Term Bond Portfolio (Class E) (formerly BlackRock Money Market Portfolio) (closed effective August 9, 2013), and Jennison Growth Portfolio (Class B) (closed effective April 30, 2012).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Brighthouse Funds Trust I: Invesco Comstock Portfolio (Class B) (formerly Van Kampen Comstock Portfolio).
Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) merged into Brighthouse Funds Trust II: BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio).
Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Brighthouse Funds Trust II: BlackRock Money Market Portfolio (Class E).
Effective as of June 1, 2010, The Universal Institutional Funds, Inc.: Equity and Income Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Equity and Income Fund (Series II) (formerly Invesco Van Kampen V.I. Equity and Income Fund), and The Universal Institutional Funds, Inc.: U.S. Mid Cap Value Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco

APPENDIX A
Condensed Financial Information (continued)
V.I. Mid Cap Value Fund (Series II) (formerly Invesco Van Kampen V.I. Mid Cap Value Fund).
Effective as of June 1, 2010, Van Kampen Life Investment Trust: Growth and Income Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Growth and Income Fund (Series II) (formerly Invesco Van Kampen V.I. Growth and Income Fund).
Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 30, 2010) was replaced with Brighthouse Funds Trust I: Oppenheimer Global Equity Portfolio (Class B) (formerly Met/Templeton Growth Portfolio).
Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (closed effective May 1, 2011).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B) (closed effective April 30, 2012).
Effective as of April 29, 2013, Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009) merged into Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.
Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. American Value Fund (Series II) was replaced with Brighthouse Funds Trust I: Invesco Mid Cap Value Portfolio (Class B).
Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Global Real Estate Fund (Series II) was replaced with Brighthouse Funds Trust I: Clarion Global Real Estate Portfolio (Class B).
Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Growth and Income Fund (Series II) was replaced with Brighthouse Funds Trust I: Invesco Comstock Portfolio (Class B).
Effective as of April 28, 2014, Legg Mason Partners Variable Equity Trust: ClearBridge Variable All Cap Value Portfolio (Class I) was replaced with Brighthouse Funds Trust I: T. Rowe Price Large Cap Value Portfolio (Class E).
Effective as of April 28, 2014, The Universal Institutional Funds, Inc.: U.S. Real Estate Portfolio (Class I) was replaced with Brighthouse Funds Trust I: Clarion Global Real Estate Portfolio (Class B).
Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) (closed effective August 9, 2013) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A);
Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B);
Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) (closed effective August 9, 2013) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A); and
Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).
Effective May 28, 2019, Oppenheimer Variable Account Funds: Oppenheimer Main Street Small Cap Fund®/VA (Service Shares) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco Oppenheimer V.I. Main Street Small Cap fund (Series II).

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APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Fund (Service Shares) (formerly Oppenheimer Main Street Small Cap Fund®/VA)	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund (Series II)	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund (Series II)	Seeks long-term growth of capital.	Invesco Advisers, Inc.
American Funds Insurance Series® (Class 2)
American Funds Bond Fund	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
American Funds® Growth Portfolio (Class C)	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class A)*	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Large Cap Value Portfolio (Class E)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II (Class B)
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products (Service Class 2)
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund	Seeks long-term total return.	Franklin Mutual Advisers, LLC
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio (Class I)	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Appreciation Portfolio (Class I)	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio (Class II)	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio (Class I)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
QS Variable Conservative Growth (Class I)	Seeks a balance of growth of capital and income.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC
QS Variable Growth (Class I)	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC
Legg Mason Partners Variable Income Trust (Class I)
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Pioneer Variable Contracts Trust (Class II)
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Amundi Pioneer Asset Management, Inc.

*	Currently not available

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APPENDIX C
Investment Portfolios: Marketing Names and Prospectus Names
In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.
Marketing Name	Prospectus Name
ClearBridge Variable Aggressive Growth	ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Appreciation	ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Dividend Strategy	ClearBridge Variable Dividend Strategy Portfolio
ClearBridge Variable Small Cap Growth	ClearBridge Variable Small Cap Growth Portfolio
Fidelity VIP Contrafund® Portfolio	Contrafund ® Portfolio
Fidelity VIP Mid Cap Portfolio	Mid Cap Portfolio
Ultra-Short Term Bond Portfolio	BlackRock Ultra-Short Term Bond Portfolio
Western Asset Variable Global High Yield Bond	Western Asset Variable Global High Yield Bond Portfolio
C-1

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APPENDIX D
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee rider (examples A through C) and the GWB I rider (examples D through H). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges and applicable income taxes and penalties. The Lifetime Withdrawal Guarantee and GWB I riders do not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.
Lifetime Withdrawal Guarantee
These examples illustrate the operation of the version of the Lifetime Withdrawal Guarantee rider available with contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon). The version of the Lifetime Withdrawal Guarantee rider available with contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon) had a different Compounding Income Amount and Withdrawal Rate. (See “Living Benefits — Description of the Lifetime Withdrawal Guarantee — Prior Version of Lifetime Withdrawal Guarantee.”)
A.    Lifetime Withdrawal Guarantee
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).
Assume that $4,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $4,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $4,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $4,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero.

2.    When Withdrawals Exceed the Annual Benefit Payment (Excess Withdrawals)
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 × 4%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $96,000 due to a withdrawal of $4,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $96,000 – $10,000 = $86,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $4,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 4% × $65,000 = $2,600.
B.    Compounding Income Amount
Assume that a contract had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $4,000 ($100,000 × 4%).
The Total Guaranteed Withdrawal Amount will increase by 4% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated on each contract anniversary as 4% of the new Total Guaranteed Withdrawal Amount.
If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $4,000 ($100,000 × 4%).
If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $104,000 ($100,000 × 104%), and the Annual Benefit Payment would increase to $4,160 ($104,000 × 4%).
If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $108,160 ($104,000 × 104%), and the Annual Benefit Payment would increase to $4,326 ($108,160 × 4%).

If the first withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $148,024 (the initial $100,000, increased by 4% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $5,921 ($148,024 × 4%).

C.    Automatic Annual Step-Ups and Compounding Income Amount (No Withdrawals)
Assume that a contract had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.
At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $104,000 ($100,000 increased by 4%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $104,000 to $110,000 and reset the Annual Benefit Payment to $4,400 ($110,000 × 4%).
At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $114,400 ($110,000 increased by 4%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $114,400 to $120,000 and reset the Annual Benefit Payment to $4,800 ($120,000 × 4%).
Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 4%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $157,912. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $157,912 to $180,000 and reset the Annual Benefit Payment to $7,200 ($180,000 × 4%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $187,200 ($180,000 increased by 4%, compounded annually). Assume the Account Value is less than $187,200. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 4% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,488 ($187,200 × 4%).
GWB I
D.    How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.
E.    How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.
F.    How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.
G.    How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.
H.    Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.

2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

APPENDIX E
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2020	$100,000
B	Account Value	9/1/2021 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 9/1/2021	$104,000 (= greater of A and B)
D	Account Value	9/1/2022 (Second Contract Anniversary)	$90,000
E	Death Benefit	9/1/2022	$100,000 (= greater of A and D)
F	Withdrawal	9/2/2022	$9,000
G	Percentage Reduction in Account Value	9/2/2022	10% (= F/D)
H	Account Value after Withdrawal	9/2/2022	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 9/2/2022	$90,000 (= A-(A × G))
J	Death Benefit	9/2/2022	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2022 and 9/2/2022 are assumed to be equal prior to the withdrawal.
E-1

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2020	$100,000
B	Account Value	9/1/2021 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 9/1/2021	$104,000 (= greater of A and B)
D	Account Value	9/1/2022 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	9/1/2022	$104,000 (= greater of B and D)
F	Withdrawal	9/2/2022	$9,000
G	Percentage Reduction in Account Value	9/2/2022	10% (= F/D)
H	Account Value after Withdrawal	9/2/2022	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2022	$93,600 (= E-(E × G))
J	Death Benefit	9/2/2022	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2022 and 9/2/2022 are assumed to be equal prior to the withdrawal.
E-2

Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Separate Account A
and
Brighthouse Life Insurance Company
PrimElite IVSM
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2020, for the Individual Variable Deferred Annuity Contract that is described herein.
The prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus write us at: P.O. Box 10426, Des Moines, Iowa 50306-0426, or call (888) 556-5412.
This Statement of Additional Information is dated May 1, 2020.
PrimElite IVSM is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
SAI-0520BLICPRIMELITE IV

COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as
Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
SERVICES
BLIC maintains certain books and records of Brighthouse Separate Account A (the “Separate Account”) and provides certain issuance and other administrative services for the Contracts. Pursuant to service agreements, certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC were performed by MetLife Services and Solutions, LLC for the period ended September 30, 2019, and by Computer Sciences Corporation for the period beginning October 1, 2019.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Distributor was the recipient of these commissions thereafter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2019	$649,095,230	$0
2018	$604,739,251	$0
2017	$599,512,866	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2019 ranged from $200 to $12,617,284.* The amount of commissions paid to selected selling firms during 2019 ranged from $4,572 to $54,405,617. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2019 ranged from $1,000 to $60,643,801.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.
The following list sets forth the names of selling firms that received additional compensation in 2019 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
AXA Network LLC
BB&T Investment Division of BB&T Securities, LLC
Beaconsfield Financial Services, Inc.
Benjamin R. Edwards & Co.
Berthel Fisher Company
BOK Financial Advisors
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Citizens Investment Services, Inc.
First Command Financial Planning, Inc.
Founders Financial Securities, LLC
FTB Advisors, Inc.
Girard Securities, Inc.
GWN Securities Corporation
Hazard & Siegel, Inc.
H. Beck, Inc.
H. D. Vest Investment Services, Inc.
J.J.B Hilliard, W.L. Lyons, LLC
Independent Financial Group
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
KMS Financial Services, Inc.
Kovack Securities, Inc.
Ladenburg Thalmann Financial Services, Inc.
Lincoln Investment Planning Inc.
LPL Financial Corp. Affiliates
Lion Street Financial, LLC
Lucia Securities, LLC
Merrill Lynch, Inc.
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
Money Concepts Capital Corp
Navy Federal Brokerage Services, LLC
NEXT Financial Group, Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Questar Capital Corporation
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Securities America, Inc.
Securities Service Network
Sigma Financial Corporation
Signator Investors, Inc.
Simplicity Financial Services
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
SWBC Investment Services, LLC
Synovus Securities, Inc.
TFS Securities, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica financial Advisors, Inc.
Triad Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.

United Planners Financial Services
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge
The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:
1.	The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.
2.	The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.
3.	Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.
4.	There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.
If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.
The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.
CALCULATION OF PERFORMANCE INFORMATION
Total Return
From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.
Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised and any applicable account fee, withdrawal charges and/or GWB rider charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.
The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
        P (1 + T)n  =  ERV
Where:
         P  =  a hypothetical initial payment of $1,000
         T  =  average annual total return

         n  =  number of years
ERV =	ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.
The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.
Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio’s total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.
Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by

“(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rates of 40.08% on investment income:
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k) : elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2020 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $57,000 and 100% of an employee’s compensation for 2020.
ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2019. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account (Series II) (formerly Oppenheimer Main Street Small Cap Fund®/VA Sub-Account (Series II))
01/01/2010 to 12/31/2010	14.353844	17.470194	341,955.5165
01/01/2011 to 12/31/2011	17.470194	16.867717	398,887.3752
01/01/2012 to 12/31/2012	16.867717	19.630057	420,152.3817
01/01/2013 to 12/31/2013	19.630057	27.302549	368,081.9826
01/01/2014 to 12/31/2014	27.302549	30.151082	312,107.3666
01/01/2015 to 12/31/2015	30.151082	28.004029	285,929.7582
01/01/2016 to 12/31/2016	28.004029	32.592424	262,304.7981
01/01/2017 to 12/31/2017	32.592424	36.721164	225,580.1426
01/01/2018 to 12/31/2018	36.721164	32.489898	191,085.8736
01/01/2019 to 12/31/2019	32.489898	40.532339	153,901.1375
Invesco V.I. Equity and Income Sub-Account (Series II)
01/01/2010 to 12/31/2010	14.375222	15.928644	1,689,655.4853
01/01/2011 to 12/31/2011	15.928644	15.549980	2,198,387.0562
01/01/2012 to 12/31/2012	15.549980	17.284185	2,535,130.6471
01/01/2013 to 12/31/2013	17.284185	21.349398	2,787,228.4065
01/01/2014 to 12/31/2014	21.349398	22.967108	2,591,816.7406
01/01/2015 to 12/31/2015	22.967108	22.128615	2,386,889.1478
01/01/2016 to 12/31/2016	22.128615	25.133545	2,158,374.0891
01/01/2017 to 12/31/2017	25.133545	27.539150	2,005,541.7675
01/01/2018 to 12/31/2018	27.539150	24.586722	1,641,074.4231
01/01/2019 to 12/31/2019	24.586722	29.183617	1,365,694.4139
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2010 to 12/31/2010	24.371222	27.143957	391,364.5772
01/01/2011 to 12/31/2011	27.143957	24.970400	553,180.5386
01/01/2012 to 12/31/2012	24.970400	28.463162	669,145.7929
01/01/2013 to 12/31/2013	28.463162	33.421195	743,498.9115
01/01/2014 to 12/31/2014	33.421195	33.085313	696,002.3894
01/01/2015 to 12/31/2015	33.085313	31.867427	656,565.8677
01/01/2016 to 12/31/2016	31.867427	31.299260	606,735.1339
01/01/2017 to 12/31/2017	31.299260	37.993428	521,724.2602
01/01/2018 to 12/31/2018	37.993428	31.862057	470,381.3851
01/01/2019 to 12/31/2019	31.862057	40.412521	385,331.7287

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2010 to 12/31/2010	16.347559	17.210743	541,666.1840
01/01/2011 to 12/31/2011	17.210743	18.061951	627,631.6911
01/01/2012 to 12/31/2012	18.061951	18.823257	727,045.1206
01/01/2013 to 12/31/2013	18.823257	18.215536	799,514.4089
01/01/2014 to 12/31/2014	18.215536	18.967192	766,499.3053
01/01/2015 to 12/31/2015	18.967192	18.811165	714,460.3112
01/01/2016 to 12/31/2016	18.811165	19.153186	611,570.6073
01/01/2017 to 12/31/2017	19.153186	19.638504	642,229.1737
01/01/2018 to 12/31/2018	19.638504	19.284059	506,234.6190
01/01/2019 to 12/31/2019	19.284059	20.857960	475,450.8394
American Funds Global Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	25.970580	28.703763	431,922.7333
01/01/2011 to 12/31/2011	28.703763	25.867632	501,573.9487
01/01/2012 to 12/31/2012	25.867632	31.355512	580,519.8606
01/01/2013 to 12/31/2013	31.355512	40.061369	587,719.3181
01/01/2014 to 12/31/2014	40.061369	40.539711	558,736.5203
01/01/2015 to 12/31/2015	40.539711	42.877709	511,594.2219
01/01/2016 to 12/31/2016	42.877709	42.672041	447,527.1316
01/01/2017 to 12/31/2017	42.672041	55.489087	385,389.9754
01/01/2018 to 12/31/2018	55.489087	49.915889	330,498.2582
01/01/2019 to 12/31/2019	49.915889	66.786152	274,033.9093
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2010 to 12/31/2010	26.678066	32.300720	156,448.0006
01/01/2011 to 12/31/2011	32.300720	25.831721	193,048.1977
01/01/2012 to 12/31/2012	25.831721	30.191820	219,177.9919
01/01/2013 to 12/31/2013	30.191820	38.306171	232,801.1273
01/01/2014 to 12/31/2014	38.306171	38.691397	223,897.4504
01/01/2015 to 12/31/2015	38.691397	38.369904	221,976.4467
01/01/2016 to 12/31/2016	38.369904	38.746504	210,462.7667
01/01/2017 to 12/31/2017	38.746504	48.247550	190,719.5032
01/01/2018 to 12/31/2018	48.247550	42.683815	156,556.4488
01/01/2019 to 12/31/2019	42.683815	55.522938	123,633.6175
American Funds Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	144.982734	170.185625	179,147.0797
01/01/2011 to 12/31/2011	170.185625	161.128605	207,074.5293
01/01/2012 to 12/31/2012	161.128605	187.867881	222,224.1269
01/01/2013 to 12/31/2013	187.867881	241.747185	217,081.0434
01/01/2014 to 12/31/2014	241.747185	259.448133	188,899.8486
01/01/2015 to 12/31/2015	259.448133	274.208721	158,752.5202
01/01/2016 to 12/31/2016	274.208721	296.940855	136,002.8666
01/01/2017 to 12/31/2017	296.940855	376.796011	111,824.1498
01/01/2018 to 12/31/2018	376.796011	371.730119	86,711.9262
01/01/2019 to 12/31/2019	371.730119	480.808077	67,333.4402

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Growth-Income Sub-Account (Class 2)
01/01/2010 to 12/31/2010	102.897785	113.401952	94,562.6974
01/01/2011 to 12/31/2011	113.401952	110.111457	106,783.7077
01/01/2012 to 12/31/2012	110.111457	127.939323	108,933.3473
01/01/2013 to 12/31/2013	127.939323	168.931350	106,753.7349
01/01/2014 to 12/31/2014	168.931350	184.852090	106,603.5636
01/01/2015 to 12/31/2015	184.852090	185.489754	96,415.0979
01/01/2016 to 12/31/2016	185.489754	204.597413	89,569.7940
01/01/2017 to 12/31/2017	204.597413	247.660210	81,717.9786
01/01/2018 to 12/31/2018	247.660210	240.559635	71,147.0751
01/01/2019 to 12/31/2019	240.559635	300.115142	52,335.5601
Brighthouse Funds Trust I
American Funds® Growth Sub-Account (Class C)
08/12/2013 to 12/31/2013	1.171771	1.305065	1,664,164.4106
01/01/2014 to 12/31/2014	1.305065	1.396423	3,736,391.6406
01/01/2015 to 12/31/2015	1.396423	1.470804	5,337,609.0848
01/01/2016 to 12/31/2016	1.470804	1.587083	5,490,752.7493
01/01/2017 to 12/31/2017	1.587083	2.007756	5,495,324.0154
01/01/2018 to 12/31/2018	2.007756	1.975766	5,500,122.1691
01/01/2019 to 12/31/2019	1.975766	2.547000	5,161,152.0673
BlackRock High Yield Sub-Account (Class B)
04/30/2012 to 12/31/2012	23.465001	25.293068	26,692.9593
01/01/2013 to 12/31/2013	25.293068	27.351242	130,266.9400
01/01/2014 to 12/31/2014	27.351242	27.943483	150,490.4427
01/01/2015 to 12/31/2015	27.943483	26.519305	146,937.7008
01/01/2016 to 12/31/2016	26.519305	29.895545	153,841.8267
01/01/2017 to 12/31/2017	29.895545	31.863824	139,869.1820
01/01/2018 to 12/31/2018	31.863824	30.607867	129,363.3541
01/01/2019 to 12/31/2019	30.607867	34.769482	107,057.3524
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.426272	12.751764	373,952.0123
01/01/2011 to 12/31/2011	12.751764	10.253506	542,666.5582
01/01/2012 to 12/31/2012	10.253506	12.056994	621,560.0134
01/01/2013 to 12/31/2013	12.056994	11.331112	789,686.1232
01/01/2014 to 12/31/2014	11.331112	10.476359	834,405.3756
01/01/2015 to 12/31/2015	10.476359	8.930515	794,227.0620
01/01/2016 to 12/31/2016	8.930515	9.848772	697,347.5234
01/01/2017 to 12/31/2017	9.848772	12.500832	615,740.9699
01/01/2018 to 12/31/2018	12.500832	10.610054	553,555.2238
01/01/2019 to 12/31/2019	10.610054	12.671439	456,317.7074
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	18.240023	19.424967	646,004.7663
01/01/2015 to 12/31/2015	19.424967	18.943227	570,047.9033
01/01/2016 to 12/31/2016	18.943227	18.899713	519,271.9274
01/01/2017 to 12/31/2017	18.899713	20.702181	494,387.3199
01/01/2018 to 12/31/2018	20.702181	18.704323	396,644.9053
01/01/2019 to 12/31/2019	18.704323	23.089570	329,171.9933
Clarion Global Real Estate Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Real Estate (Series II))
01/01/2010 to 12/31/2010	6.842918	7.934848	129,124.5943
01/01/2011 to 12/31/2011	7.934848	7.320231	176,231.1814
01/01/2012 to 12/31/2012	7.320231	9.255781	207,981.9687
01/01/2013 to 12/31/2013	9.255781	9.377689	326,956.0520
01/01/2014 to 04/25/2014	9.377689	9.872106	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2010 to 12/31/2010	37.640892	48.384186	77,047.2440
01/01/2011 to 12/31/2011	48.384186	50.688969	92,552.3368
01/01/2012 to 12/31/2012	50.688969	58.070504	110,278.6875
01/01/2013 to 12/31/2013	58.070504	58.614890	143,779.2746
01/01/2014 to 04/25/2014	58.614890	65.426298	0.0000
Harris Oakmark International Sub-Account (Class B)
04/30/2012 to 12/31/2012	19.199458	22.234693	22,882.4962
01/01/2013 to 12/31/2013	22.234693	28.696628	136,008.3392
01/01/2014 to 12/31/2014	28.696628	26.739396	170,228.7878
01/01/2015 to 12/31/2015	26.739396	25.251017	168,736.9302
01/01/2016 to 12/31/2016	25.251017	27.017159	156,221.0410
01/01/2017 to 12/31/2017	27.017159	34.853549	136,999.0484
01/01/2018 to 12/31/2018	34.853549	26.206755	122,196.7627
01/01/2019 to 12/31/2019	26.206755	32.275360	110,541.8055
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.617682	14.336251	647,928.4828
01/01/2011 to 12/31/2011	14.336251	13.972262	769,293.6339
01/01/2012 to 12/31/2012	13.972262	16.378048	720,220.3918
01/01/2013 to 12/31/2013	16.378048	21.932144	712,484.9010
01/01/2014 to 12/31/2014	21.932144	23.712287	1,918,804.3797
01/01/2015 to 12/31/2015	23.712287	22.052570	1,790,847.0710
01/01/2016 to 12/31/2016	22.052570	25.584260	1,564,593.2276
01/01/2017 to 12/31/2017	25.584260	29.865266	1,343,557.1908
01/01/2018 to 12/31/2018	29.865266	25.946610	1,075,318.4311
01/01/2019 to 12/31/2019	25.946610	32.067040	946,137.1982
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II))
01/01/2010 to 12/31/2010	22.111343	24.535886	499,908.6904
01/01/2011 to 12/31/2011	24.535886	23.719199	709,853.8088
01/01/2012 to 12/31/2012	23.719199	26.824225	829,388.9321
01/01/2013 to 12/31/2013	26.824225	35.489751	863,657.9216
01/01/2014 to 04/25/2014	35.489751	35.744459	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	16.985547	19.475512	40,185.4378
01/01/2011 to 12/31/2011	19.475512	17.643825	30,210.9260
01/01/2012 to 12/31/2012	17.643825	21.144925	30,821.7385
01/01/2013 to 12/31/2013	21.144925	26.584026	163,149.8513
01/01/2014 to 12/31/2014	26.584026	26.856520	140,427.1696
01/01/2015 to 12/31/2015	26.856520	27.608153	126,216.9424
01/01/2016 to 12/31/2016	27.608153	27.369247	121,491.7319
01/01/2017 to 12/31/2017	27.369247	37.014961	101,116.3745
01/01/2018 to 12/31/2018	37.014961	31.795953	81,604.0303
01/01/2019 to 12/31/2019	31.795953	41.375352	65,806.5463
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.616377	11.276707	167,908.5778
01/01/2011 to 04/29/2011	11.276707	12.593713	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
05/03/2010 to 12/31/2010	8.764832	9.194438	22,630.5687
01/01/2011 to 12/31/2011	9.194438	8.466874	287,708.7645
01/01/2012 to 12/31/2012	8.466874	10.233998	294,307.5928
01/01/2013 to 04/26/2013	10.233998	10.890196	0.0000
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	13.101239	16.350777	104,574.1799
01/01/2011 to 12/31/2011	16.350777	15.997462	150,345.3868
01/01/2012 to 12/31/2012	15.997462	18.705995	141,243.7862
01/01/2013 to 12/31/2013	18.705995	25.934529	180,892.1332
01/01/2014 to 12/31/2014	25.934529	27.680060	174,335.7501
01/01/2015 to 12/31/2015	27.680060	26.909221	193,868.0184
01/01/2016 to 12/31/2016	26.909221	29.658172	196,106.8270
01/01/2017 to 12/31/2017	29.658172	36.765681	178,335.0877
01/01/2018 to 12/31/2018	36.765681	33.071509	149,241.8159
01/01/2019 to 12/31/2019	33.071509	40.693926	131,483.2733
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
04/30/2012 to 12/31/2012	14.482995	14.905960	4,767.6511
01/01/2013 to 12/31/2013	14.905960	17.268093	45,482.7928
01/01/2014 to 12/31/2014	17.268093	17.671372	71,457.9313
01/01/2015 to 12/31/2015	17.671372	17.692661	74,420.7864
01/01/2016 to 12/31/2016	17.692661	18.335079	73,099.6859
01/01/2017 to 12/31/2017	18.335079	22.300479	64,219.4594
01/01/2018 to 12/31/2018	22.300479	20.866930	43,429.8591
01/01/2019 to 12/31/2019	20.866930	26.319488	30,037.7907
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
05/02/2011 to 12/31/2011	7.217320	6.554844	547,945.6872
01/01/2012 to 12/31/2012	6.554844	7.682595	471,717.0922
01/01/2013 to 12/31/2013	7.682595	11.063639	367,839.1557
01/01/2014 to 12/31/2014	11.063639	13.009988	284,145.9214
01/01/2015 to 12/31/2015	13.009988	12.348299	260,983.1267
01/01/2016 to 12/31/2016	12.348299	12.540607	227,129.3449
01/01/2017 to 12/31/2017	12.540607	14.687101	188,412.6462
01/01/2018 to 12/31/2018	14.687101	13.500329	148,977.9046
01/01/2019 to 12/31/2019	13.500329	16.499757	131,277.0268
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.388005	6.781572	604,106.3569
01/01/2011 to 04/29/2011	6.781572	7.217972	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	13.564106	14.945790	206,111.7131
01/01/2011 to 12/31/2011	14.945790	13.198825	234,523.8234
01/01/2012 to 12/31/2012	13.198825	15.234716	264,041.0244
01/01/2013 to 12/31/2013	15.234716	17.969784	278,262.1907
01/01/2014 to 12/31/2014	17.969784	16.538081	276,324.1893
01/01/2015 to 12/31/2015	16.538081	16.067044	269,590.5713
01/01/2016 to 12/31/2016	16.067044	15.752191	248,673.0956
01/01/2017 to 12/31/2017	15.752191	19.966943	219,945.9301
01/01/2018 to 12/31/2018	19.966943	16.983494	191,774.6077
01/01/2019 to 12/31/2019	16.983494	21.553870	154,125.0821

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.946822	14.301181	406,220.3839
01/01/2011 to 12/31/2011	14.301181	13.165959	596,343.2615
01/01/2012 to 12/31/2012	13.165959	14.229829	886,501.0768
01/01/2013 to 12/31/2013	14.229829	19.566461	1,000,703.8326
01/01/2014 to 12/31/2014	19.566461	19.548710	964,487.9298
01/01/2015 to 12/31/2015	19.548710	18.363760	897,111.3208
01/01/2016 to 12/31/2016	18.363760	16.626260	853,661.0699
01/01/2017 to 12/31/2017	16.626260	23.008395	740,706.0565
01/01/2018 to 12/31/2018	23.008395	25.065303	567,022.2112
01/01/2019 to 12/31/2019	25.065303	34.739616	464,774.1336
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	47.533060	52.032422	186,330.7696
01/01/2015 to 12/31/2015	52.032422	49.669546	161,855.7370
01/01/2016 to 12/31/2016	49.669546	57.015051	157,031.8472
01/01/2017 to 12/31/2017	57.015051	66.018730	142,989.7128
01/01/2018 to 12/31/2018	66.018730	59.375626	108,454.8133
01/01/2019 to 12/31/2019	59.375626	74.356608	90,971.2900
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2010 to 12/31/2010	29.638631	34.182056	128,617.0603
01/01/2011 to 12/31/2011	34.182056	31.714090	170,389.7874
01/01/2012 to 12/31/2012	31.714090	36.063527	191,167.1481
01/01/2013 to 12/31/2013	36.063527	47.142328	186,377.3394
01/01/2014 to 04/25/2014	47.142328	47.462854	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - UIF U.S. Mid Cap Value Sub-Account Class II))

01/01/2010 to 12/31/2010	8.797462	10.631347	223,251.3288
01/01/2011 to 12/31/2011	10.631347	10.602201	405,136.6614
01/01/2012 to 12/31/2012	10.602201	12.276135	489,779.7639
01/01/2013 to 12/31/2013	12.276135	16.261913	566,350.0740
01/01/2014 to 04/25/2014	16.261913	16.271324	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
04/28/2014 to 12/31/2014	37.100654	40.286855	230,845.7917
01/01/2015 to 12/31/2015	40.286855	36.267515	235,572.9850
01/01/2016 to 12/31/2016	36.267515	41.432296	230,101.5862
01/01/2017 to 12/31/2017	41.432296	44.863139	200,354.0849
01/01/2018 to 12/31/2018	44.863139	39.867533	174,657.1245
01/01/2019 to 12/31/2019	39.867533	50.860618	150,905.5971
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class B)
04/30/2012 to 12/31/2012	61.457122	64.032960	7,205.2193
01/01/2013 to 12/31/2013	64.032960	62.694346	17,894.2156
01/01/2014 to 12/31/2014	62.694346	66.231194	41,210.1809
01/01/2015 to 12/31/2015	66.231194	65.729931	78,171.0656
01/01/2016 to 12/31/2016	65.729931	66.873762	78,763.6522
01/01/2017 to 12/31/2017	66.873762	68.689820	70,018.9506
01/01/2018 to 12/31/2018	68.689820	67.516343	60,084.8487
01/01/2019 to 12/31/2019	67.516343	73.157129	47,882.4318

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2010 to 12/31/2010	11.853496	14.047549	9,941.4088
01/01/2011 to 12/31/2011	14.047549	12.651216	7,703.2552
01/01/2012 to 12/31/2012	12.651216	14.310437	7,528.5106
01/01/2013 to 12/31/2013	14.310437	18.997297	13,716.1142
01/01/2014 to 12/31/2014	18.997297	20.461350	19,686.0319
01/01/2015 to 12/31/2015	20.461350	21.508252	22,455.8305
01/01/2016 to 12/31/2016	21.508252	21.291112	26,652.5010
01/01/2017 to 12/31/2017	21.291112	28.204101	25,182.2785
01/01/2018 to 12/31/2018	28.204101	28.570203	24,061.3094
01/01/2019 to 12/31/2019	28.570203	37.540935	23,569.3472
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
08/12/2013 to 12/31/2013	24.457412	24.353713	14,534.6096
01/01/2014 to 12/31/2014	24.353713	24.087308	271,014.4532
01/01/2015 to 12/31/2015	24.087308	23.823818	352,808.0189
01/01/2016 to 12/31/2016	23.823818	23.589634	297,362.2166
01/01/2017 to 12/31/2017	23.589634	23.480364	134,846.0531
01/01/2018 to 12/31/2018	23.480364	23.581804	102,935.9012
01/01/2019 to 12/31/2019	23.581804	23.761892	115,054.8379
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
05/03/2010 to 12/31/2010	14.344570	14.240341	348,287.8553
01/01/2011 to 12/31/2011	14.240341	14.084990	597,931.2546
01/01/2012 to 12/31/2012	14.084990	13.930076	620,671.1974
01/01/2013 to 12/31/2013	13.930076	13.777695	285,159.4704
01/01/2014 to 12/31/2014	13.777695	13.626981	240,521.0754
01/01/2015 to 12/31/2015	13.626981	13.477916	199,312.0539
01/01/2016 to 12/31/2016	13.477916	13.357222	181,415.4603
01/01/2017 to 12/31/2017	13.357222	13.309172	163,965.4206
01/01/2018 to 12/31/2018	13.309172	13.382199	149,075.7996
01/01/2019 to 12/31/2019	13.382199	13.498847	133,270.0408
BlackRock Ultra-Short Term Bond Sub-Account (Class E) (formerly Legg Mason Partners Variable Income Trust - Legg Mason Western Asset Variable Money Market Sub-Account))
01/01/2010 to 04/30/2010	14.397060	14.345867	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	58.126418	59.388440	257,622.7805
01/01/2017 to 12/31/2017	59.388440	69.941626	214,621.8996
01/01/2018 to 12/31/2018	69.941626	69.111765	166,527.6146
01/01/2019 to 12/31/2019	69.111765	89.503430	128,255.2794
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2010 to 12/31/2010	17.302864	19.889845	358,402.0255
01/01/2011 to 12/31/2011	19.889845	18.778130	597,570.2613
01/01/2012 to 12/31/2012	18.778130	20.538526	727,968.2565
01/01/2013 to 12/31/2013	20.538526	27.032969	736,424.2894
01/01/2014 to 12/31/2014	27.032969	29.720464	652,472.5830
01/01/2015 to 12/31/2015	29.720464	29.413948	565,392.2180
01/01/2016 to 04/29/2016	29.413948	29.636527	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	55.155207	56.251213	42,989.2431
01/01/2017 to 12/31/2017	56.251213	66.102526	42,397.4169
01/01/2018 to 12/31/2018	66.102526	65.144780	41,692.6400
01/01/2019 to 12/31/2019	65.144780	84.176959	42,911.4512

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
08/12/2013 to 12/31/2013	2.434716	2.663385	369,697.9280
01/01/2014 to 12/31/2014	2.663385	2.922216	591,421.0909
01/01/2015 to 12/31/2015	2.922216	2.883008	725,687.6607
01/01/2016 to 04/29/2016	2.883008	2.903877	0.0000
Jennison Growth Sub-Account (Class B)
04/30/2012 to 12/31/2012	14.822569	14.318887	127,274.1170
01/01/2013 to 12/31/2013	14.318887	19.364378	111,248.2816
01/01/2014 to 12/31/2014	19.364378	20.827123	91,492.7689
01/01/2015 to 12/31/2015	20.827123	22.770372	84,023.2350
01/01/2016 to 12/31/2016	22.770372	22.492057	76,712.3876
01/01/2017 to 12/31/2017	22.492057	30.475413	62,631.4332
01/01/2018 to 12/31/2018	30.475413	30.174569	44,201.3714
01/01/2019 to 12/31/2019	30.174569	39.542513	30,918.3436
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	8.006489	8.663049	203,641.1512
01/01/2011 to 12/31/2011	8.663049	8.450181	234,133.5850
01/01/2012 to 04/27/2012	8.450181	9.515713	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	33.676079	35.033284	1,542,712.0018
01/01/2017 to 12/31/2017	35.033284	37.501804	1,398,876.5412
01/01/2018 to 12/31/2018	37.501804	35.680911	1,216,646.6782
01/01/2019 to 12/31/2019	35.680911	40.403214	1,010,040.6983
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2010 to 12/31/2010	23.971979	26.596587	1,218,428.8327
01/01/2011 to 12/31/2011	26.596587	27.260987	1,745,853.4000
01/01/2012 to 12/31/2012	27.260987	30.095505	2,177,123.7061
01/01/2013 to 12/31/2013	30.095505	30.226103	2,414,677.4233
01/01/2014 to 12/31/2014	30.226103	31.265766	2,213,256.3856
01/01/2015 to 12/31/2015	31.265766	30.523104	1,951,310.1227
01/01/2016 to 04/29/2016	30.523104	31.338899	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	31.991649	33.248397	316,495.2499
01/01/2017 to 12/31/2017	33.248397	35.494302	332,851.4052
01/01/2018 to 12/31/2018	35.494302	33.691306	271,100.8960
01/01/2019 to 12/31/2019	33.691306	38.065985	249,407.8938
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class B))
08/12/2013 to 12/31/2013	2.845689	2.878436	1,270,247.6427
01/01/2014 to 12/31/2014	2.878436	2.972128	2,487,357.4659
01/01/2015 to 12/31/2015	2.972128	2.893174	3,138,301.3488
01/01/2016 to 04/29/2016	2.893174	2.967279	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	17.482915	18.241437	538,394.7541
01/01/2011 to 12/31/2011	18.241437	18.992444	673,262.9450
01/01/2012 to 12/31/2012	18.992444	19.356082	894,012.7561
01/01/2013 to 12/31/2013	19.356082	18.971044	894,577.4332
01/01/2014 to 12/31/2014	18.971044	19.242006	797,024.3326
01/01/2015 to 12/31/2015	19.242006	19.089958	813,969.8871
01/01/2016 to 12/31/2016	19.089958	19.073967	682,695.8727
01/01/2017 to 12/31/2017	19.073967	19.182069	665,355.6774
01/01/2018 to 12/31/2018	19.182069	19.103438	575,370.6699
01/01/2019 to 12/31/2019	19.103438	19.986569	529,027.4339
Fidelity ® Variable Insurance Products
Contrafund ® Sub-Account (Service Class 2)
08/12/2013 to 12/31/2013	5.546090	6.122796	470,064.8206
01/01/2014 to 12/31/2014	6.122796	6.761596	918,837.1038
01/01/2015 to 12/31/2015	6.761596	6.715416	1,156,478.7366
01/01/2016 to 12/31/2016	6.715416	7.155390	1,119,821.3199
01/01/2017 to 12/31/2017	7.155390	8.605148	1,124,363.7455
01/01/2018 to 12/31/2018	8.605148	7.945393	981,598.7110
01/01/2019 to 12/31/2019	7.945393	10.316224	895,946.8302
Contrafund ® Sub-Account (Service Class)
01/01/2010 to 12/31/2010	37.582358	43.530993	369,250.3887
01/01/2011 to 12/31/2011	43.530993	41.920415	458,271.4172
01/01/2012 to 12/31/2012	41.920415	48.220899	539,884.3181
01/01/2013 to 12/31/2013	48.220899	62.547985	532,394.2319
01/01/2014 to 12/31/2014	62.547985	69.174001	443,159.4806
01/01/2015 to 12/31/2015	69.174001	68.798996	370,798.9803
01/01/2016 to 12/31/2016	68.798996	73.430175	318,470.8601
01/01/2017 to 12/31/2017	73.430175	88.435323	268,232.9836
01/01/2018 to 12/31/2018	88.435323	81.788735	214,396.1293
01/01/2019 to 12/31/2019	81.788735	106.334723	171,494.5064
Mid Cap Sub-Account (Service Class 2)
01/01/2010 to 12/31/2010	34.940819	44.432842	322,765.9648
01/01/2011 to 12/31/2011	44.432842	39.178219	487,147.4113
01/01/2012 to 12/31/2012	39.178219	44.390150	599,526.0722
01/01/2013 to 12/31/2013	44.390150	59.653172	622,009.7147
01/01/2014 to 12/31/2014	59.653172	62.559404	585,097.9712
01/01/2015 to 12/31/2015	62.559404	60.867314	531,295.3462
01/01/2016 to 12/31/2016	60.867314	67.379447	469,510.3191
01/01/2017 to 12/31/2017	67.379447	80.331102	404,085.5302
01/01/2018 to 12/31/2018	80.331102	67.711013	328,318.0372
01/01/2019 to 12/31/2019	67.711013	82.488901	286,186.8146
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	45.683108	50.909631	256,004.8802
01/01/2011 to 12/31/2011	50.909631	51.554448	346,964.2728
01/01/2012 to 12/31/2012	51.554448	57.438882	395,522.1720
01/01/2013 to 12/31/2013	57.438882	64.730762	424,182.5998
01/01/2014 to 12/31/2014	64.730762	66.977881	406,067.7498
01/01/2015 to 12/31/2015	66.977881	61.572048	380,029.8373
01/01/2016 to 12/31/2016	61.572048	69.438508	345,283.9749
01/01/2017 to 12/31/2017	69.438508	75.324567	304,170.9037
01/01/2018 to 12/31/2018	75.324567	71.289739	244,004.7012
01/01/2019 to 12/31/2019	71.289739	81.832975	211,135.9411

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	19.413799	21.351106	311,272.8042
01/01/2011 to 12/31/2011	21.351106	20.897968	358,240.6530
01/01/2012 to 12/31/2012	20.897968	23.612178	373,022.9676
01/01/2013 to 12/31/2013	23.612178	29.954049	371,783.4321
01/01/2014 to 12/31/2014	29.954049	31.736414	343,275.6117
01/01/2015 to 12/31/2015	31.736414	29.839679	278,205.1735
01/01/2016 to 12/31/2016	29.839679	34.252536	289,643.0645
01/01/2017 to 12/31/2017	34.252536	36.706955	264,453.4326
01/01/2018 to 12/31/2018	36.706955	33.011748	212,174.5336
01/01/2019 to 12/31/2019	33.011748	40.020644	177,881.3903
Franklin Small Cap Value VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	7.434270	9.428187	331,403.2607
01/01/2011 to 12/31/2011	9.428187	8.974607	554,588.6483
01/01/2012 to 12/31/2012	8.974607	10.508042	770,942.3960
01/01/2013 to 12/31/2013	10.508042	14.159438	901,947.2097
01/01/2014 to 12/31/2014	14.159438	14.084526	879,399.1529
01/01/2015 to 12/31/2015	14.084526	12.901413	794,045.9950
01/01/2016 to 12/31/2016	12.901413	16.612328	673,913.2497
01/01/2017 to 12/31/2017	16.612328	18.181314	613,040.0994
01/01/2018 to 12/31/2018	18.181314	15.665936	522,177.9177
01/01/2019 to 12/31/2019	15.665936	19.577090	440,624.3375
Templeton Global Bond VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	16.038048	18.154547	548,702.2702
01/01/2011 to 12/31/2011	18.154547	17.800072	894,637.1254
01/01/2012 to 12/31/2012	17.800072	20.256655	1,213,512.7339
01/01/2013 to 12/31/2013	20.256655	20.361468	1,379,641.1187
01/01/2014 to 12/31/2014	20.361468	20.507903	1,274,941.6936
01/01/2015 to 12/31/2015	20.507903	19.410413	1,134,765.0932
01/01/2016 to 12/31/2016	19.410413	19.762207	1,026,143.0715
01/01/2017 to 12/31/2017	19.762207	19.923026	942,604.2368
01/01/2018 to 12/31/2018	19.923026	20.085745	825,025.5087
01/01/2019 to 12/31/2019	20.085745	20.265929	700,959.3642
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	11.827034	14.623354	639,759.9350
01/01/2011 to 12/31/2011	14.623354	14.821074	681,024.7199
01/01/2012 to 12/31/2012	14.821074	17.402610	691,731.2493
01/01/2013 to 12/31/2013	17.402610	25.436477	807,774.9394
01/01/2014 to 12/31/2014	25.436477	30.289152	759,250.9478
01/01/2015 to 12/31/2015	30.289152	29.437943	771,368.0163
01/01/2016 to 12/31/2016	29.437943	29.466148	705,639.9387
01/01/2017 to 12/31/2017	29.466148	33.892458	635,322.8679
01/01/2018 to 12/31/2018	33.892458	30.722485	568,199.2396
01/01/2019 to 12/31/2019	30.722485	38.005219	493,524.4061

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2010 to 12/31/2010	30.018649	33.439065	315,613.9172
01/01/2011 to 12/31/2011	33.439065	33.935259	468,617.2173
01/01/2012 to 12/31/2012	33.935259	38.915095	559,232.3396
01/01/2013 to 12/31/2013	38.915095	50.036612	631,552.8965
01/01/2014 to 12/31/2014	50.036612	54.929663	609,707.6589
01/01/2015 to 12/31/2015	54.929663	55.197988	533,615.8444
01/01/2016 to 12/31/2016	55.197988	59.927398	492,084.1928
01/01/2017 to 12/31/2017	59.927398	70.859106	446,497.0546
01/01/2018 to 12/31/2018	70.859106	68.859485	371,822.6488
01/01/2019 to 12/31/2019	68.859485	88.447256	296,649.1456
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2010 to 12/31/2010	11.924727	13.223447	375,829.1220
01/01/2011 to 12/31/2011	13.223447	14.087539	467,446.3777
01/01/2012 to 12/31/2012	14.087539	15.893938	640,016.0197
01/01/2013 to 12/31/2013	15.893938	19.757482	808,605.2586
01/01/2014 to 12/31/2014	19.757482	22.176092	714,666.0010
01/01/2015 to 12/31/2015	22.176092	20.959918	675,940.2249
01/01/2016 to 12/31/2016	20.959918	23.794577	661,954.4472
01/01/2017 to 12/31/2017	23.794577	28.009084	607,339.8658
01/01/2018 to 12/31/2018	28.009084	26.317044	514,286.8098
01/01/2019 to 12/31/2019	26.317044	34.205480	400,458.4220
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	14.515667	17.972493	163,640.2618
01/01/2011 to 12/31/2011	17.972493	18.022802	194,293.1034
01/01/2012 to 12/31/2012	18.022802	21.287584	256,676.8805
01/01/2013 to 12/31/2013	21.287584	30.961185	388,777.3323
01/01/2014 to 12/31/2014	30.961185	31.871377	377,481.2168
01/01/2015 to 12/31/2015	31.871377	30.143517	299,327.7500
01/01/2016 to 12/31/2016	30.143517	31.543810	283,499.5145
01/01/2017 to 12/31/2017	31.543810	38.770607	221,820.4252
01/01/2018 to 12/31/2018	38.770607	39.661554	190,722.9336
01/01/2019 to 12/31/2019	39.661554	49.769527	177,979.3547
QS Variable Conservative Growth Sub-Account (Class I)
05/03/2010 to 12/31/2010	16.919497	17.937118	47,334.2586
01/01/2011 to 12/31/2011	17.937118	17.949290	123,022.2648
01/01/2012 to 12/31/2012	17.949290	20.076624	151,899.4141
01/01/2013 to 12/31/2013	20.076624	22.901932	169,683.5203
01/01/2014 to 12/31/2014	22.901932	23.762934	160,732.5007
01/01/2015 to 12/31/2015	23.762934	23.224403	156,638.6617
01/01/2016 to 12/31/2016	23.224403	24.677228	164,217.4526
01/01/2017 to 12/31/2017	24.677228	27.715113	141,235.6992
01/01/2018 to 12/31/2018	27.715113	26.204402	111,773.1906
01/01/2019 to 12/31/2019	26.204402	30.418440	95,188.8973
QS Variable Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	13.095990	14.986160	406,220.9245
01/01/2011 to 12/31/2011	14.986160	14.480247	373,157.1196
01/01/2012 to 12/31/2012	14.480247	16.596477	355,824.6458
01/01/2013 to 12/31/2013	16.596477	20.764668	349,637.1960
01/01/2014 to 12/31/2014	20.764668	21.499979	326,909.8384
01/01/2015 to 12/31/2015	21.499979	20.789803	314,884.4167
01/01/2016 to 12/31/2016	20.789803	22.309787	286,079.7519
01/01/2017 to 12/31/2017	22.309787	26.332830	271,833.6233
01/01/2018 to 12/31/2018	26.332830	23.948281	241,706.2779
01/01/2019 to 12/31/2019	23.948281	29.034124	174,584.6048

CONDENSED FINANCIAL INFORMATION (continued)
1.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2010 to 12/31/2010	17.864355	20.305376	141,208.0914
01/01/2011 to 12/31/2011	20.305376	20.427642	194,806.9404
01/01/2012 to 12/31/2012	20.427642	23.905844	244,387.5734
01/01/2013 to 12/31/2013	23.905844	25.126830	312,850.9997
01/01/2014 to 12/31/2014	25.126830	24.565578	331,954.9782
01/01/2015 to 12/31/2015	24.565578	22.878090	273,295.0539
01/01/2016 to 12/31/2016	22.878090	26.158903	249,888.7556
01/01/2017 to 12/31/2017	26.158903	28.111973	235,012.6136
01/01/2018 to 12/31/2018	28.111973	26.712558	210,673.0337
01/01/2019 to 12/31/2019	26.712558	30.221065	178,216.8760
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2010 to 12/31/2010	28.268382	32.962027	89,650.4818
01/01/2011 to 12/31/2011	32.962027	30.697884	105,165.9115
01/01/2012 to 12/31/2012	30.697884	33.647168	123,858.1549
01/01/2013 to 12/31/2013	33.647168	44.179041	123,585.3362
01/01/2014 to 12/31/2014	44.179041	50.162359	121,410.5911
01/01/2015 to 12/31/2015	50.162359	46.461371	116,744.6985
01/01/2016 to 12/31/2016	46.461371	53.411416	103,917.6153
01/01/2017 to 12/31/2017	53.411416	59.626973	92,420.3222
01/01/2018 to 12/31/2018	59.626973	47.474438	83,593.4013
01/01/2019 to 12/31/2019	47.474438	60.142168	73,202.7308

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account (Series II) (formerly Oppenheimer Main Street Small Cap Fund®/VA Sub-Account (Series II))
01/01/2010 to 12/31/2010	14.232718	17.305474	417,990.9079
01/01/2011 to 12/31/2011	17.305474	16.692006	492,186.1469
01/01/2012 to 12/31/2012	16.692006	19.406057	488,712.0158
01/01/2013 to 12/31/2013	19.406057	26.964048	449,421.7942
01/01/2014 to 12/31/2014	26.964048	29.747500	403,980.2983
01/01/2015 to 12/31/2015	29.747500	27.601557	358,255.0544
01/01/2016 to 12/31/2016	27.601557	32.091914	317,946.6398
01/01/2017 to 12/31/2017	32.091914	36.121221	272,624.3344
01/01/2018 to 12/31/2018	36.121221	31.926930	231,664.0383
01/01/2019 to 12/31/2019	31.926930	39.790213	200,998.8334
Invesco V.I. Equity and Income Sub-Account (Series II)
01/01/2010 to 12/31/2010	14.279594	15.806879	1,490,260.7570
01/01/2011 to 12/31/2011	15.806879	15.415715	1,930,147.7591
01/01/2012 to 12/31/2012	15.415715	17.117731	2,181,504.2468
01/01/2013 to 12/31/2013	17.117731	21.122671	2,455,102.9724
01/01/2014 to 12/31/2014	21.122671	22.700488	2,525,025.6282
01/01/2015 to 12/31/2015	22.700488	21.849860	2,419,827.3364
01/01/2016 to 12/31/2016	21.849860	24.792134	2,185,818.8977
01/01/2017 to 12/31/2017	24.792134	27.137995	2,025,305.8643
01/01/2018 to 12/31/2018	27.137995	24.204208	1,799,617.7624
01/01/2019 to 12/31/2019	24.204208	28.700879	1,551,450.2726
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2010 to 12/31/2010	23.968300	26.668540	443,966.2783
01/01/2011 to 12/31/2011	26.668540	24.508559	648,814.9622
01/01/2012 to 12/31/2012	24.508559	27.908661	809,252.6567
01/01/2013 to 12/31/2013	27.908661	32.737365	878,637.6578
01/01/2014 to 12/31/2014	32.737365	32.375950	877,988.5964
01/01/2015 to 12/31/2015	32.375950	31.152985	829,063.2736
01/01/2016 to 12/31/2016	31.152985	30.566967	805,684.0327
01/01/2017 to 12/31/2017	30.566967	37.067555	704,615.7554
01/01/2018 to 12/31/2018	37.067555	31.054322	650,973.9960
01/01/2019 to 12/31/2019	31.054322	39.348665	545,916.8692
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2010 to 12/31/2010	16.141601	16.976928	623,065.7228
01/01/2011 to 12/31/2011	16.976928	17.798818	749,483.4986
01/01/2012 to 12/31/2012	17.798818	18.530393	921,551.9886
01/01/2013 to 12/31/2013	18.530393	17.914200	981,466.8937
01/01/2014 to 12/31/2014	17.914200	18.634778	957,644.1285
01/01/2015 to 12/31/2015	18.634778	18.463010	895,746.0155
01/01/2016 to 12/31/2016	18.463010	18.779911	806,300.0470
01/01/2017 to 12/31/2017	18.779911	19.236577	796,257.6749
01/01/2018 to 12/31/2018	19.236577	18.870400	699,776.5993
01/01/2019 to 12/31/2019	18.870400	20.390143	605,681.5624

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Global Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	25.643345	28.313789	450,183.5477
01/01/2011 to 12/31/2011	28.313789	25.490718	531,220.1652
01/01/2012 to 12/31/2012	25.490718	30.867604	593,757.5039
01/01/2013 to 12/31/2013	30.867604	39.398597	623,050.3746
01/01/2014 to 12/31/2014	39.398597	39.829167	610,559.1209
01/01/2015 to 12/31/2015	39.829167	42.084075	564,457.2087
01/01/2016 to 12/31/2016	42.084075	41.840356	523,109.9141
01/01/2017 to 12/31/2017	41.840356	54.353416	449,732.8648
01/01/2018 to 12/31/2018	54.353416	48.845098	388,197.8844
01/01/2019 to 12/31/2019	48.845098	65.288166	309,083.2668
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2010 to 12/31/2010	26.368213	31.893691	180,534.2323
01/01/2011 to 12/31/2011	31.893691	25.480733	245,905.4661
01/01/2012 to 12/31/2012	25.480733	29.751672	269,521.7614
01/01/2013 to 12/31/2013	29.751672	37.710028	290,373.7162
01/01/2014 to 12/31/2014	37.710028	38.051172	290,977.4046
01/01/2015 to 12/31/2015	38.051172	37.697254	273,353.7380
01/01/2016 to 12/31/2016	37.697254	38.029202	254,407.6132
01/01/2017 to 12/31/2017	38.029202	47.307194	227,955.0871
01/01/2018 to 12/31/2018	47.307194	41.809788	194,416.5455
01/01/2019 to 12/31/2019	41.809788	54.331662	167,382.4511
American Funds Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	141.273739	165.666292	209,076.3562
01/01/2011 to 12/31/2011	165.666292	156.693294	245,997.7023
01/01/2012 to 12/31/2012	156.693294	182.513034	267,025.1141
01/01/2013 to 12/31/2013	182.513034	234.621992	263,936.3399
01/01/2014 to 12/31/2014	234.621992	251.549519	234,301.2312
01/01/2015 to 12/31/2015	251.549519	265.594969	203,543.4267
01/01/2016 to 12/31/2016	265.594969	287.325613	179,967.2930
01/01/2017 to 12/31/2017	287.325613	364.231867	148,502.4717
01/01/2018 to 12/31/2018	364.231867	358.973583	121,335.3711
01/01/2019 to 12/31/2019	358.973583	463.844381	96,318.1684
American Funds Growth-Income Sub-Account (Class 2)
01/01/2010 to 12/31/2010	100.265853	110.390988	123,005.3418
01/01/2011 to 12/31/2011	110.390988	107.080922	145,736.9265
01/01/2012 to 12/31/2012	107.080922	124.293149	150,266.4291
01/01/2013 to 12/31/2013	124.293149	163.953006	149,721.8041
01/01/2014 to 12/31/2014	163.953006	179.225247	137,127.5121
01/01/2015 to 12/31/2015	179.225247	179.663697	127,308.1951
01/01/2016 to 12/31/2016	179.663697	197.973179	112,774.3496
01/01/2017 to 12/31/2017	197.973179	239.403041	102,276.1939
01/01/2018 to 12/31/2018	239.403041	232.305374	89,247.6915
01/01/2019 to 12/31/2019	232.305374	289.527742	72,529.3821
Brighthouse Funds Trust I
American Funds® Growth Sub-Account (Class C)
08/12/2013 to 12/31/2013	1.165570	1.297657	1,625,000.2403
01/01/2014 to 12/31/2014	1.297657	1.387108	4,184,044.8522
01/01/2015 to 12/31/2015	1.387108	1.459533	5,748,143.1876
01/01/2016 to 12/31/2016	1.459533	1.573347	5,613,330.0190
01/01/2017 to 12/31/2017	1.573347	1.988397	5,482,045.9601
01/01/2018 to 12/31/2018	1.988397	1.954747	5,698,374.1618
01/01/2019 to 12/31/2019	1.954747	2.517387	5,400,809.9537

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
04/30/2012 to 12/31/2012	12.928305	13.926151	95,742.1245
01/01/2013 to 12/31/2013	13.926151	15.044315	184,530.1687
01/01/2014 to 12/31/2014	15.044315	15.354710	203,553.2825
01/01/2015 to 12/31/2015	15.354710	14.557564	214,115.4020
01/01/2016 to 12/31/2016	14.557564	16.394528	218,488.8397
01/01/2017 to 12/31/2017	16.394528	17.456505	202,276.5336
01/01/2018 to 12/31/2018	17.456505	16.751577	194,699.0534
01/01/2019 to 12/31/2019	16.751577	19.010201	171,719.1834
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.387939	12.692204	381,655.9521
01/01/2011 to 12/31/2011	12.692204	10.195420	594,836.5738
01/01/2012 to 12/31/2012	10.195420	11.976649	738,954.3059
01/01/2013 to 12/31/2013	11.976649	11.244349	954,513.8087
01/01/2014 to 12/31/2014	11.244349	10.385741	1,012,654.7203
01/01/2015 to 12/31/2015	10.385741	8.844405	1,045,989.4752
01/01/2016 to 12/31/2016	8.844405	9.744063	974,592.3420
01/01/2017 to 12/31/2017	9.744063	12.355612	868,613.9981
01/01/2018 to 12/31/2018	12.355612	10.476245	826,790.9166
01/01/2019 to 12/31/2019	10.476245	12.499127	730,768.0811
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	64.667930	68.822437	176,063.9762
01/01/2015 to 12/31/2015	68.822437	67.048529	164,382.5737
01/01/2016 to 12/31/2016	67.048529	66.827695	149,196.1378
01/01/2017 to 12/31/2017	66.827695	73.128118	140,299.2910
01/01/2018 to 12/31/2018	73.128118	66.004453	122,717.8548
01/01/2019 to 12/31/2019	66.004453	81.397848	97,544.5491
Clarion Global Real Estate Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Real Estate (Series II))
01/01/2010 to 12/31/2010	6.821769	7.902429	110,937.1746
01/01/2011 to 12/31/2011	7.902429	7.283047	173,779.6118
01/01/2012 to 12/31/2012	7.283047	9.199517	218,387.2542
01/01/2013 to 12/31/2013	9.199517	9.311366	333,174.5101
01/01/2014 to 04/25/2014	9.311366	9.799198	0.0000
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2010 to 12/31/2010	37.098625	47.639572	77,524.1338
01/01/2011 to 12/31/2011	47.639572	49.859118	96,434.7377
01/01/2012 to 12/31/2012	49.859118	57.062435	111,395.7939
01/01/2013 to 12/31/2013	57.062435	57.539784	139,400.4929
01/01/2014 to 04/25/2014	57.539784	64.206048	0.0000
Harris Oakmark International Sub-Account (Class B)
04/30/2012 to 12/31/2012	18.997626	21.986197	22,379.9944
01/01/2013 to 12/31/2013	21.986197	28.347571	117,114.2155
01/01/2014 to 12/31/2014	28.347571	26.387732	166,751.6789
01/01/2015 to 12/31/2015	26.387732	24.894002	168,763.8659
01/01/2016 to 12/31/2016	24.894002	26.608550	160,638.3292
01/01/2017 to 12/31/2017	26.608550	34.292236	150,536.7928
01/01/2018 to 12/31/2018	34.292236	25.758746	138,207.5689
01/01/2019 to 12/31/2019	25.758746	31.691901	135,541.3643

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.483604	14.169748	517,024.3051
01/01/2011 to 12/31/2011	14.169748	13.796208	587,504.4777
01/01/2012 to 12/31/2012	13.796208	16.155436	604,542.8941
01/01/2013 to 12/31/2013	16.155436	21.612434	620,775.2823
01/01/2014 to 12/31/2014	21.612434	23.343267	1,990,883.7306
01/01/2015 to 12/31/2015	23.343267	21.687667	1,861,853.0281
01/01/2016 to 12/31/2016	21.687667	25.135770	1,708,470.8097
01/01/2017 to 12/31/2017	25.135770	29.312501	1,471,607.5943
01/01/2018 to 12/31/2018	29.312501	25.440758	1,272,499.4983
01/01/2019 to 12/31/2019	25.440758	31.410451	1,128,473.7919
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II))
01/01/2010 to 12/31/2010	21.825068	24.194032	510,816.2006
01/01/2011 to 12/31/2011	24.194032	23.365386	733,083.3483
01/01/2012 to 12/31/2012	23.365386	26.397546	879,483.4603
01/01/2013 to 12/31/2013	26.397546	34.890349	906,012.8342
01/01/2014 to 04/25/2014	34.890349	35.129678	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	16.768835	19.207835	55,003.6518
01/01/2011 to 12/31/2011	19.207835	17.383948	50,102.4287
01/01/2012 to 12/31/2012	17.383948	20.812557	45,787.2150
01/01/2013 to 12/31/2013	20.812557	26.140025	211,765.1299
01/01/2014 to 12/31/2014	26.140025	26.381566	194,337.9362
01/01/2015 to 12/31/2015	26.381566	27.092798	168,464.6510
01/01/2016 to 12/31/2016	27.092798	26.831505	145,169.8021
01/01/2017 to 12/31/2017	26.831505	36.251568	111,773.8056
01/01/2018 to 12/31/2018	36.251568	31.108861	91,775.5249
01/01/2019 to 12/31/2019	31.108861	40.440801	77,193.0002
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.500288	11.142259	283,022.1042
01/01/2011 to 04/29/2011	11.142259	12.439508	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
05/03/2010 to 12/31/2010	8.747091	9.169748	45,509.2544
01/01/2011 to 12/31/2011	9.169748	8.435706	410,945.0181
01/01/2012 to 12/31/2012	8.435706	10.186084	376,942.1918
01/01/2013 to 04/26/2013	10.186084	10.835763	0.0000
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.993774	16.200466	71,805.0468
01/01/2011 to 12/31/2011	16.200466	15.834582	137,167.2986
01/01/2012 to 12/31/2012	15.834582	18.496938	153,038.2693
01/01/2013 to 12/31/2013	18.496938	25.619077	162,088.7136
01/01/2014 to 12/31/2014	25.619077	27.316039	157,019.4243
01/01/2015 to 12/31/2015	27.316039	26.528784	169,708.4708
01/01/2016 to 12/31/2016	26.528784	29.209649	153,091.6348
01/01/2017 to 12/31/2017	29.209649	36.173603	137,734.3497
01/01/2018 to 12/31/2018	36.173603	32.506182	117,826.9745
01/01/2019 to 12/31/2019	32.506182	39.958315	113,536.0861

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
04/30/2012 to 12/31/2012	14.396192	14.806681	5,710.5508
01/01/2013 to 12/31/2013	14.806681	17.135943	30,512.7322
01/01/2014 to 12/31/2014	17.135943	17.518605	48,055.0849
01/01/2015 to 12/31/2015	17.518605	17.522174	55,464.6451
01/01/2016 to 12/31/2016	17.522174	18.140253	51,636.1886
01/01/2017 to 12/31/2017	18.140253	22.041542	47,968.0798
01/01/2018 to 12/31/2018	22.041542	20.603897	42,394.3630
01/01/2019 to 12/31/2019	20.603897	25.961756	38,889.4282
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
05/02/2011 to 12/31/2011	7.177663	6.514499	579,456.3592
01/01/2012 to 12/31/2012	6.514499	7.627637	515,458.0083
01/01/2013 to 12/31/2013	7.627637	10.973527	434,490.5976
01/01/2014 to 12/31/2014	10.973527	12.891127	348,021.1817
01/01/2015 to 12/31/2015	12.891127	12.223245	288,244.1632
01/01/2016 to 12/31/2016	12.223245	12.401195	246,456.0924
01/01/2017 to 12/31/2017	12.401195	14.509359	210,237.4879
01/01/2018 to 12/31/2018	14.509359	13.323535	164,629.8466
01/01/2019 to 12/31/2019	13.323535	16.267408	145,440.3948
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.361382	6.746564	604,449.6957
01/01/2011 to 04/29/2011	6.746564	7.178371	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	13.444029	14.798695	165,725.0750
01/01/2011 to 12/31/2011	14.798695	13.055870	233,214.5785
01/01/2012 to 12/31/2012	13.055870	15.054573	274,096.9288
01/01/2013 to 12/31/2013	15.054573	17.739559	287,586.3232
01/01/2014 to 12/31/2014	17.739559	16.309870	296,834.5794
01/01/2015 to 12/31/2015	16.309870	15.829487	287,604.5386
01/01/2016 to 12/31/2016	15.829487	15.503775	270,938.7705
01/01/2017 to 12/31/2017	15.503775	19.632486	260,731.6704
01/01/2018 to 12/31/2018	19.632486	16.682210	213,921.0180
01/01/2019 to 12/31/2019	16.682210	21.150353	167,250.3476
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.849894	14.160403	451,645.9661
01/01/2011 to 12/31/2011	14.160403	13.023345	683,738.0217
01/01/2012 to 12/31/2012	13.023345	14.061544	995,961.7885
01/01/2013 to 12/31/2013	14.061544	19.315756	1,072,430.8034
01/01/2014 to 12/31/2014	19.315756	19.278936	1,043,899.7858
01/01/2015 to 12/31/2015	19.278936	18.092223	1,010,717.3075
01/01/2016 to 12/31/2016	18.092223	16.364036	1,012,000.8831
01/01/2017 to 12/31/2017	16.364036	22.622968	889,078.7437
01/01/2018 to 12/31/2018	22.622968	24.620629	690,599.5838
01/01/2019 to 12/31/2019	24.620629	34.089215	553,212.4665
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	46.573110	50.947126	183,235.0168
01/01/2015 to 12/31/2015	50.947126	48.584907	180,765.6853
01/01/2016 to 12/31/2016	48.584907	55.714277	162,719.7233
01/01/2017 to 12/31/2017	55.714277	64.448268	147,943.0014
01/01/2018 to 12/31/2018	64.448268	57.904893	126,323.9043
01/01/2019 to 12/31/2019	57.904893	72.442332	105,280.2156

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2010 to 12/31/2010	29.165956	33.603333	153,899.4380
01/01/2011 to 12/31/2011	33.603333	31.146032	184,678.3951
01/01/2012 to 12/31/2012	31.146032	35.381982	187,905.1914
01/01/2013 to 12/31/2013	35.381982	46.205213	191,103.8884
01/01/2014 to 04/25/2014	46.205213	46.504704	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - UIF U.S. Mid Cap Value Sub-Account Class II))

01/01/2010 to 12/31/2010	8.787126	10.608255	240,042.8189
01/01/2011 to 12/31/2011	10.608255	10.568617	389,866.6127
01/01/2012 to 12/31/2012	10.568617	12.224954	446,456.7870
01/01/2013 to 12/31/2013	12.224954	16.177941	511,660.8562
01/01/2014 to 04/25/2014	16.177941	16.182199	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
04/28/2014 to 12/31/2014	36.486204	39.592842	226,643.2833
01/01/2015 to 12/31/2015	39.592842	35.607090	208,552.8829
01/01/2016 to 12/31/2016	35.607090	40.637158	186,847.3765
01/01/2017 to 12/31/2017	40.637158	43.958311	169,489.5659
01/01/2018 to 12/31/2018	43.958311	39.024166	145,678.8605
01/01/2019 to 12/31/2019	39.024166	49.734953	124,273.6043
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class B)
04/30/2012 to 12/31/2012	59.718558	62.179788	5,781.0920
01/01/2013 to 12/31/2013	62.179788	60.819052	11,952.3570
01/01/2014 to 12/31/2014	60.819052	64.185896	21,860.2026
01/01/2015 to 12/31/2015	64.185896	63.636434	53,391.6084
01/01/2016 to 12/31/2016	63.636434	64.679124	48,417.9307
01/01/2017 to 12/31/2017	64.679124	66.369365	36,757.6675
01/01/2018 to 12/31/2018	66.369365	65.169960	34,480.6310
01/01/2019 to 12/31/2019	65.169960	70.544145	27,533.6187
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2010 to 12/31/2010	11.685867	13.835066	26,303.9084
01/01/2011 to 12/31/2011	13.835066	12.447419	24,164.4929
01/01/2012 to 12/31/2012	12.447419	14.065768	21,217.4687
01/01/2013 to 12/31/2013	14.065768	18.653842	18,148.9857
01/01/2014 to 12/31/2014	18.653842	20.071341	9,533.7973
01/01/2015 to 12/31/2015	20.071341	21.077196	8,521.6612
01/01/2016 to 12/31/2016	21.077196	20.843552	7,892.2352
01/01/2017 to 12/31/2017	20.843552	27.583731	3,806.9529
01/01/2018 to 12/31/2018	27.583731	27.913681	3,451.9683
01/01/2019 to 12/31/2019	27.913681	36.641616	3,264.0744
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
08/12/2013 to 12/31/2013	2.373502	2.362525	339,916.6848
01/01/2014 to 12/31/2014	2.362525	2.334346	950,654.6039
01/01/2015 to 12/31/2015	2.334346	2.306502	501,335.3152
01/01/2016 to 12/31/2016	2.306502	2.281547	740,762.2206
01/01/2017 to 12/31/2017	2.281547	2.268714	442,102.1744
01/01/2018 to 12/31/2018	2.268714	2.276226	692,168.6232
01/01/2019 to 12/31/2019	2.276226	2.291316	488,993.4909

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
05/03/2010 to 12/31/2010	14.118428	14.006551	323,715.9753
01/01/2011 to 12/31/2011	14.006551	13.839940	472,526.0529
01/01/2012 to 12/31/2012	13.839940	13.673962	457,911.0194
01/01/2013 to 12/31/2013	13.673962	13.510863	430,697.7865
01/01/2014 to 12/31/2014	13.510863	13.349710	324,958.5935
01/01/2015 to 12/31/2015	13.349710	13.190479	285,989.1387
01/01/2016 to 12/31/2016	13.190479	13.059291	223,371.3034
01/01/2017 to 12/31/2017	13.059291	12.999340	192,690.0253
01/01/2018 to 12/31/2018	12.999340	13.057531	175,215.6666
01/01/2019 to 12/31/2019	13.057531	13.158183	140,041.7213
BlackRock Ultra-Short Term Bond Sub-Account (Class E) (formerly Legg Mason Partners Variable Income Trust - Legg Mason Western Asset Variable Money Market Sub-Account))
01/01/2010 to 04/30/2010	14.174867	14.119821	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	56.889061	58.085699	369,283.7216
01/01/2017 to 12/31/2017	58.085699	68.339248	331,231.4216
01/01/2018 to 12/31/2018	68.339248	67.460497	273,882.6382
01/01/2019 to 12/31/2019	67.460497	87.277647	218,394.6224
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2010 to 12/31/2010	17.029653	19.556237	482,648.0076
01/01/2011 to 12/31/2011	19.556237	18.444747	753,953.7784
01/01/2012 to 12/31/2012	18.444747	20.153620	959,493.9792
01/01/2013 to 12/31/2013	20.153620	26.499857	959,216.3556
01/01/2014 to 12/31/2014	26.499857	29.105232	847,417.5690
01/01/2015 to 12/31/2015	29.105232	28.776264	770,748.4957
01/01/2016 to 04/29/2016	28.776264	28.984482	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	53.981085	55.017276	60,567.4626
01/01/2017 to 12/31/2017	55.017276	64.588085	63,153.9657
01/01/2018 to 12/31/2018	64.588085	63.588277	59,674.1896
01/01/2019 to 12/31/2019	63.588277	82.083611	57,627.8790
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
08/12/2013 to 12/31/2013	12.260844	13.407209	62,880.2736
01/01/2014 to 12/31/2014	13.407209	14.695431	141,880.3305
01/01/2015 to 12/31/2015	14.695431	14.483766	199,392.2257
01/01/2016 to 04/29/2016	14.483766	14.583811	0.0000
Jennison Growth Sub-Account (Class B)
04/30/2012 to 12/31/2012	14.674969	14.166790	162,093.3219
01/01/2013 to 12/31/2013	14.166790	19.139548	147,538.7402
01/01/2014 to 12/31/2014	19.139548	20.564734	136,530.3527
01/01/2015 to 12/31/2015	20.564734	22.461028	131,261.0835
01/01/2016 to 12/31/2016	22.461028	22.164317	95,879.5357
01/01/2017 to 12/31/2017	22.164317	30.001444	78,060.6728
01/01/2018 to 12/31/2018	30.001444	29.675405	59,213.6524
01/01/2019 to 12/31/2019	29.675405	38.849514	46,736.7516
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.935595	8.577766	226,137.6852
01/01/2011 to 12/31/2011	8.577766	8.358647	257,108.7008
01/01/2012 to 04/27/2012	8.358647	9.409573	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	32.959282	34.264878	1,989,370.7267
01/01/2017 to 12/31/2017	34.264878	36.642703	1,868,818.1621
01/01/2018 to 12/31/2018	36.642703	34.828478	1,634,158.4356
01/01/2019 to 12/31/2019	34.828478	39.398556	1,364,221.1495
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2010 to 12/31/2010	23.603044	26.161095	1,332,588.9932
01/01/2011 to 12/31/2011	26.161095	26.787889	1,893,531.4038
01/01/2012 to 12/31/2012	26.787889	29.543507	2,422,581.3412
01/01/2013 to 12/31/2013	29.543507	29.642049	2,784,713.8073
01/01/2014 to 12/31/2014	29.642049	30.630977	2,614,129.1901
01/01/2015 to 12/31/2015	30.630977	29.873498	2,384,542.4624
01/01/2016 to 04/29/2016	29.873498	30.661850	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	31.310696	32.519130	320,804.6405
01/01/2017 to 12/31/2017	32.519130	34.681179	332,356.6027
01/01/2018 to 12/31/2018	34.681179	32.886394	329,882.4773
01/01/2019 to 12/31/2019	32.886394	37.119431	309,263.8732
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class B))
08/12/2013 to 12/31/2013	2.791664	2.822699	790,333.3452
01/01/2014 to 12/31/2014	2.822699	2.911663	2,205,056.9892
01/01/2015 to 12/31/2015	2.911663	2.831482	3,245,900.7352
01/01/2016 to 04/29/2016	2.831482	2.903052	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	17.219574	17.948713	581,037.8148
01/01/2011 to 12/31/2011	17.948713	18.669045	755,291.2399
01/01/2012 to 12/31/2012	18.669045	19.007371	989,588.4803
01/01/2013 to 12/31/2013	19.007371	18.610646	992,214.0749
01/01/2014 to 12/31/2014	18.610646	18.857593	951,169.7066
01/01/2015 to 12/31/2015	18.857593	18.689880	950,553.2845
01/01/2016 to 12/31/2016	18.689880	18.655558	814,904.9114
01/01/2017 to 12/31/2017	18.655558	18.742587	809,385.7350
01/01/2018 to 12/31/2018	18.742587	18.646997	692,694.2612
01/01/2019 to 12/31/2019	18.646997	19.489528	621,686.7172
Fidelity ® Variable Insurance Products
Contrafund ® Sub-Account (Service Class 2)
08/12/2013 to 12/31/2013	5.443784	6.007531	247,012.3622
01/01/2014 to 12/31/2014	6.007531	6.627675	817,699.4288
01/01/2015 to 12/31/2015	6.627675	6.575829	1,060,017.2544
01/01/2016 to 12/31/2016	6.575829	6.999654	1,075,408.8015
01/01/2017 to 12/31/2017	6.999654	8.409474	1,065,628.7877
01/01/2018 to 12/31/2018	8.409474	7.756911	926,187.8528
01/01/2019 to 12/31/2019	7.756911	10.061435	826,856.9234

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Contrafund ® Sub-Account (Service Class)
01/01/2010 to 12/31/2010	37.022349	42.839529	326,387.3219
01/01/2011 to 12/31/2011	42.839529	41.213371	453,684.2547
01/01/2012 to 12/31/2012	41.213371	47.359969	542,388.4147
01/01/2013 to 12/31/2013	47.359969	61.369899	564,297.7221
01/01/2014 to 12/31/2014	61.369899	67.803276	491,255.0838
01/01/2015 to 12/31/2015	67.803276	67.368281	428,140.7640
01/01/2016 to 12/31/2016	67.368281	71.831282	391,646.7803
01/01/2017 to 12/31/2017	71.831282	86.423537	339,497.9808
01/01/2018 to 12/31/2018	86.423537	79.847757	285,338.9137
01/01/2019 to 12/31/2019	79.847757	103.707486	226,497.6544
Mid Cap Sub-Account (Service Class 2)
01/01/2010 to 12/31/2010	34.558014	43.902177	373,249.3472
01/01/2011 to 12/31/2011	43.902177	38.671663	555,011.7317
01/01/2012 to 12/31/2012	38.671663	43.772186	702,197.4612
01/01/2013 to 12/31/2013	43.772186	58.763979	734,253.5303
01/01/2014 to 12/31/2014	58.763979	61.565275	712,473.0818
01/01/2015 to 12/31/2015	61.565275	59.840179	667,000.2601
01/01/2016 to 12/31/2016	59.840179	66.176209	625,025.3397
01/01/2017 to 12/31/2017	66.176209	78.817989	551,820.0029
01/01/2018 to 12/31/2018	78.817989	66.368765	479,549.0315
01/01/2019 to 12/31/2019	66.368765	80.772898	426,590.6426
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	44.737374	49.805901	316,142.4161
01/01/2011 to 12/31/2011	49.805901	50.386439	394,695.2004
01/01/2012 to 12/31/2012	50.386439	56.081156	459,607.5491
01/01/2013 to 12/31/2013	56.081156	63.137519	500,708.3367
01/01/2014 to 12/31/2014	63.137519	65.264021	484,997.2417
01/01/2015 to 12/31/2015	65.264021	59.936512	448,660.4639
01/01/2016 to 12/31/2016	59.936512	67.526482	410,781.6996
01/01/2017 to 12/31/2017	67.526482	73.177475	383,535.6215
01/01/2018 to 12/31/2018	73.177475	69.188028	329,220.1760
01/01/2019 to 12/31/2019	69.188028	79.341067	277,756.9162
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	19.160095	21.051039	444,559.8445
01/01/2011 to 12/31/2011	21.051039	20.583710	506,779.4255
01/01/2012 to 12/31/2012	20.583710	23.233740	506,382.3113
01/01/2013 to 12/31/2013	23.233740	29.444529	498,275.6266
01/01/2014 to 12/31/2014	29.444529	31.165390	480,568.8139
01/01/2015 to 12/31/2015	31.165390	29.273479	435,611.2122
01/01/2016 to 12/31/2016	29.273479	33.569021	404,248.6092
01/01/2017 to 12/31/2017	33.569021	35.938611	365,793.9590
01/01/2018 to 12/31/2018	35.938611	32.288246	318,210.7669
01/01/2019 to 12/31/2019	32.288246	39.104418	271,835.8350

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Small Cap Value VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	7.420197	9.400945	372,063.1869
01/01/2011 to 12/31/2011	9.400945	8.939745	642,139.6655
01/01/2012 to 12/31/2012	8.939745	10.456710	919,633.3400
01/01/2013 to 12/31/2013	10.456710	14.076194	1,032,242.5195
01/01/2014 to 12/31/2014	14.076194	13.987719	1,018,639.2316
01/01/2015 to 12/31/2015	13.987719	12.799923	957,591.1548
01/01/2016 to 12/31/2016	12.799923	16.465182	861,647.0195
01/01/2017 to 12/31/2017	16.465182	18.002312	750,629.6607
01/01/2018 to 12/31/2018	18.002312	15.496092	669,448.4394
01/01/2019 to 12/31/2019	15.496092	19.345489	586,955.4318
Templeton Global Bond VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	15.862732	17.938161	627,471.0831
01/01/2011 to 12/31/2011	17.938161	17.570372	875,605.0272
01/01/2012 to 12/31/2012	17.570372	19.975166	1,222,573.8169
01/01/2013 to 12/31/2013	19.975166	20.058452	1,449,170.0761
01/01/2014 to 12/31/2014	20.058452	20.182511	1,388,211.3629
01/01/2015 to 12/31/2015	20.182511	19.083328	1,310,568.0231
01/01/2016 to 12/31/2016	19.083328	19.409776	1,238,591.7308
01/01/2017 to 12/31/2017	19.409776	19.548221	1,178,816.1455
01/01/2018 to 12/31/2018	19.548221	19.688064	1,056,343.2811
01/01/2019 to 12/31/2019	19.688064	19.844823	914,110.8786
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	11.707247	14.460794	487,889.8640
01/01/2011 to 12/31/2011	14.460794	14.641695	588,823.2900
01/01/2012 to 12/31/2012	14.641695	17.174713	703,554.3396
01/01/2013 to 12/31/2013	17.174713	25.078308	810,060.3039
01/01/2014 to 12/31/2014	25.078308	29.832813	761,172.7049
01/01/2015 to 12/31/2015	29.832813	28.965430	771,680.0742
01/01/2016 to 12/31/2016	28.965430	28.964198	741,773.3399
01/01/2017 to 12/31/2017	28.964198	33.281918	668,572.5124
01/01/2018 to 12/31/2018	33.281918	30.138704	577,244.1270
01/01/2019 to 12/31/2019	30.138704	37.245790	479,894.5425
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2010 to 12/31/2010	29.477640	32.803617	335,970.8960
01/01/2011 to 12/31/2011	32.803617	33.257180	480,584.5068
01/01/2012 to 12/31/2012	33.257180	38.099202	598,370.0091
01/01/2013 to 12/31/2013	38.099202	48.938613	686,006.7265
01/01/2014 to 12/31/2014	48.938613	53.670595	638,451.5554
01/01/2015 to 12/31/2015	53.670595	53.878858	584,110.4185
01/01/2016 to 12/31/2016	53.878858	58.436789	537,666.1582
01/01/2017 to 12/31/2017	58.436789	69.027756	484,567.3184
01/01/2018 to 12/31/2018	69.027756	67.012363	415,697.5309
01/01/2019 to 12/31/2019	67.012363	85.988690	343,218.2805

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2010 to 12/31/2010	11.838514	13.114733	325,253.0666
01/01/2011 to 12/31/2011	13.114733	13.957791	453,661.0868
01/01/2012 to 12/31/2012	13.957791	15.731734	617,550.5424
01/01/2013 to 12/31/2013	15.731734	19.536312	758,371.3866
01/01/2014 to 12/31/2014	19.536312	21.905931	674,697.8814
01/01/2015 to 12/31/2015	21.905931	20.683873	637,187.7874
01/01/2016 to 12/31/2016	20.683873	23.457738	590,850.0374
01/01/2017 to 12/31/2017	23.457738	27.585079	543,454.0379
01/01/2018 to 12/31/2018	27.585079	25.892589	457,289.5053
01/01/2019 to 12/31/2019	25.892589	33.620171	387,232.4170
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	14.368654	17.772707	138,103.0553
01/01/2011 to 12/31/2011	17.772707	17.804673	195,148.6026
01/01/2012 to 12/31/2012	17.804673	21.008814	249,388.6583
01/01/2013 to 12/31/2013	21.008814	30.525229	305,511.7859
01/01/2014 to 12/31/2014	30.525229	31.391186	311,844.4268
01/01/2015 to 12/31/2015	31.391186	29.659668	286,171.9176
01/01/2016 to 12/31/2016	29.659668	31.006460	263,734.4594
01/01/2017 to 12/31/2017	31.006460	38.072188	228,486.6503
01/01/2018 to 12/31/2018	38.072188	38.907918	196,256.6524
01/01/2019 to 12/31/2019	38.907918	48.775024	180,212.4008
QS Variable Conservative Growth Sub-Account (Class I)
05/03/2010 to 12/31/2010	16.696846	17.689347	59,630.6474
01/01/2011 to 12/31/2011	17.689347	17.683697	133,245.8560
01/01/2012 to 12/31/2012	17.683697	19.759681	152,730.0890
01/01/2013 to 12/31/2013	19.759681	22.517863	163,517.9262
01/01/2014 to 12/31/2014	22.517863	23.341071	125,535.8825
01/01/2015 to 12/31/2015	23.341071	22.789291	118,794.0225
01/01/2016 to 12/31/2016	22.789291	24.190697	114,836.6322
01/01/2017 to 12/31/2017	24.190697	27.141618	114,893.3424
01/01/2018 to 12/31/2018	27.141618	25.636365	107,288.0419
01/01/2019 to 12/31/2019	25.636365	29.729316	86,322.0494
QS Variable Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	12.927958	14.779103	342,281.2088
01/01/2011 to 12/31/2011	14.779103	14.265932	396,825.5285
01/01/2012 to 12/31/2012	14.265932	16.334414	399,331.1814
01/01/2013 to 12/31/2013	16.334414	20.416374	373,248.0715
01/01/2014 to 12/31/2014	20.416374	21.118217	347,917.2389
01/01/2015 to 12/31/2015	21.118217	20.400232	319,908.8359
01/01/2016 to 12/31/2016	20.400232	21.869855	297,718.8462
01/01/2017 to 12/31/2017	21.869855	25.787852	249,400.0402
01/01/2018 to 12/31/2018	25.787852	23.429066	203,899.7404
01/01/2019 to 12/31/2019	23.429066	28.376259	180,336.0426

CONDENSED FINANCIAL INFORMATION (continued)
1.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2010 to 12/31/2010	17.656988	20.049625	148,251.8212
01/01/2011 to 12/31/2011	20.049625	20.150240	201,146.5941
01/01/2012 to 12/31/2012	20.150240	23.557521	264,660.3173
01/01/2013 to 12/31/2013	23.557521	24.735967	302,838.5041
01/01/2014 to 12/31/2014	24.735967	24.159268	303,592.1286
01/01/2015 to 12/31/2015	24.159268	22.477187	290,966.5616
01/01/2016 to 12/31/2016	22.477187	25.674829	260,054.6519
01/01/2017 to 12/31/2017	25.674829	27.564261	241,680.9521
01/01/2018 to 12/31/2018	27.564261	26.165777	195,851.0583
01/01/2019 to 12/31/2019	26.165777	29.572884	174,021.4014
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2010 to 12/31/2010	27.851722	32.443757	101,731.3295
01/01/2011 to 12/31/2011	32.443757	30.185057	127,023.8633
01/01/2012 to 12/31/2012	30.185057	33.051825	141,197.0859
01/01/2013 to 12/31/2013	33.051825	43.354003	143,939.4515
01/01/2014 to 12/31/2014	43.354003	49.176380	133,167.8395
01/01/2015 to 12/31/2015	49.176380	45.502586	123,120.0369
01/01/2016 to 12/31/2016	45.502586	52.256947	107,045.3910
01/01/2017 to 12/31/2017	52.256947	58.280040	99,478.2249
01/01/2018 to 12/31/2018	58.280040	46.355323	88,186.4488
01/01/2019 to 12/31/2019	46.355323	58.665754	79,712.6159

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account (Series II) (formerly Oppenheimer Main Street Small Cap Fund®/VA Sub-Account (Series II))
01/01/2010 to 12/31/2010	14.172538	17.223697	418,104.5636
01/01/2011 to 12/31/2011	17.223697	16.604837	545,384.5303
01/01/2012 to 12/31/2012	16.604837	19.295017	546,700.8671
01/01/2013 to 12/31/2013	19.295017	26.796373	506,030.9303
01/01/2014 to 12/31/2014	26.796373	29.547739	454,264.0879
01/01/2015 to 12/31/2015	29.547739	27.402495	437,957.0203
01/01/2016 to 12/31/2016	27.402495	31.844547	386,488.9359
01/01/2017 to 12/31/2017	31.844547	35.824933	343,514.3251
01/01/2018 to 12/31/2018	35.824933	31.649113	274,618.2310
01/01/2019 to 12/31/2019	31.649113	39.424259	236,198.1380
Invesco V.I. Equity and Income Sub-Account (Series II)
01/01/2010 to 12/31/2010	14.232019	15.746345	2,051,021.1409
01/01/2011 to 12/31/2011	15.746345	15.349018	2,778,421.1349
01/01/2012 to 12/31/2012	15.349018	17.035106	3,289,737.6774
01/01/2013 to 12/31/2013	17.035106	21.010211	3,592,922.4007
01/01/2014 to 12/31/2014	21.010211	22.568340	3,530,084.2444
01/01/2015 to 12/31/2015	22.568340	21.711801	3,327,873.0040
01/01/2016 to 12/31/2016	21.711801	24.623172	3,089,496.6670
01/01/2017 to 12/31/2017	24.623172	26.939613	2,845,587.6383
01/01/2018 to 12/31/2018	26.939613	24.015188	2,525,630.2845
01/01/2019 to 12/31/2019	24.015188	28.462512	2,129,776.0597
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2010 to 12/31/2010	23.769343	26.433963	424,860.1383
01/01/2011 to 12/31/2011	26.433963	24.280851	660,004.7633
01/01/2012 to 12/31/2012	24.280851	27.635474	817,857.5506
01/01/2013 to 12/31/2013	27.635474	32.400714	914,060.5996
01/01/2014 to 12/31/2014	32.400714	32.026991	889,326.8806
01/01/2015 to 12/31/2015	32.026991	30.801791	852,494.7977
01/01/2016 to 12/31/2016	30.801791	30.207270	802,124.2680
01/01/2017 to 12/31/2017	30.207270	36.613112	724,042.2438
01/01/2018 to 12/31/2018	36.613112	30.658165	665,486.2550
01/01/2019 to 12/31/2019	30.658165	38.827283	542,132.4159
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2010 to 12/31/2010	16.039597	16.861215	551,046.5757
01/01/2011 to 12/31/2011	16.861215	17.668691	767,495.8599
01/01/2012 to 12/31/2012	17.668691	18.385674	822,053.9038
01/01/2013 to 12/31/2013	18.385674	17.765407	905,512.9975
01/01/2014 to 12/31/2014	17.765407	18.470762	912,050.3324
01/01/2015 to 12/31/2015	18.470762	18.291356	961,622.7717
01/01/2016 to 12/31/2016	18.291356	18.596009	781,013.8366
01/01/2017 to 12/31/2017	18.596009	19.038708	771,027.9172
01/01/2018 to 12/31/2018	19.038708	18.666909	704,320.7007
01/01/2019 to 12/31/2019	18.666909	20.160182	559,708.8927

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Global Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	25.481276	28.120793	433,256.7699
01/01/2011 to 12/31/2011	28.120793	25.304324	571,736.4224
01/01/2012 to 12/31/2012	25.304324	30.626503	640,211.2351
01/01/2013 to 12/31/2013	30.626503	39.071333	662,691.6881
01/01/2014 to 12/31/2014	39.071333	39.478578	622,792.1298
01/01/2015 to 12/31/2015	39.478578	41.692782	578,671.6494
01/01/2016 to 12/31/2016	41.692782	41.430610	526,245.2235
01/01/2017 to 12/31/2017	41.430610	53.794325	458,609.0047
01/01/2018 to 12/31/2018	53.794325	48.318345	391,585.8748
01/01/2019 to 12/31/2019	48.318345	64.551817	301,006.9750
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2010 to 12/31/2010	26.214637	31.692104	175,124.7350
01/01/2011 to 12/31/2011	31.692104	25.307030	224,345.4235
01/01/2012 to 12/31/2012	25.307030	29.534009	267,803.7134
01/01/2013 to 12/31/2013	29.534009	37.415444	274,489.7487
01/01/2014 to 12/31/2014	37.415444	37.735041	255,515.9041
01/01/2015 to 12/31/2015	37.735041	37.365362	230,402.1032
01/01/2016 to 12/31/2016	37.365362	37.675544	206,132.3489
01/01/2017 to 12/31/2017	37.675544	46.843910	181,481.5314
01/01/2018 to 12/31/2018	46.843910	41.379507	150,969.2765
01/01/2019 to 12/31/2019	41.379507	53.745641	117,845.7925
American Funds Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	139.454969	163.451823	200,794.5043
01/01/2011 to 12/31/2011	163.451823	154.521625	247,196.0210
01/01/2012 to 12/31/2012	154.521625	179.893111	271,500.0765
01/01/2013 to 12/31/2013	179.893111	231.138525	271,096.2227
01/01/2014 to 12/31/2014	231.138525	247.690833	236,170.3509
01/01/2015 to 12/31/2015	247.690833	261.390082	199,035.2915
01/01/2016 to 12/31/2016	261.390082	282.635368	173,135.4331
01/01/2017 to 12/31/2017	282.635368	358.107760	144,598.0970
01/01/2018 to 12/31/2018	358.107760	352.760401	112,569.6004
01/01/2019 to 12/31/2019	352.760401	455.588277	91,278.9775
American Funds Growth-Income Sub-Account (Class 2)
01/01/2010 to 12/31/2010	98.975235	108.915613	115,330.8503
01/01/2011 to 12/31/2011	108.915613	105.597072	130,674.4672
01/01/2012 to 12/31/2012	105.597072	122.509209	130,870.7850
01/01/2013 to 12/31/2013	122.509209	161.519113	129,010.1350
01/01/2014 to 12/31/2014	161.519113	176.476375	122,133.2747
01/01/2015 to 12/31/2015	176.476375	176.819643	110,078.0082
01/01/2016 to 12/31/2016	176.819643	194.741916	102,557.8015
01/01/2017 to 12/31/2017	194.741916	235.378259	90,250.0356
01/01/2018 to 12/31/2018	235.378259	228.285052	71,747.3040
01/01/2019 to 12/31/2019	228.285052	284.374918	59,846.0640
Brighthouse Funds Trust I
American Funds® Growth Sub-Account (Class C)
08/12/2013 to 12/31/2013	1.162481	1.293969	1,670,281.0429
01/01/2014 to 12/31/2014	1.293969	1.382474	4,059,429.3272
01/01/2015 to 12/31/2015	1.382474	1.453930	5,074,539.7108
01/01/2016 to 12/31/2016	1.453930	1.566524	5,297,680.4772
01/01/2017 to 12/31/2017	1.566524	1.978787	5,497,806.5994
01/01/2018 to 12/31/2018	1.978787	1.944322	5,654,373.9949
01/01/2019 to 12/31/2019	1.944322	2.502710	5,212,769.8465

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
04/30/2012 to 12/31/2012	22.919700	24.680431	74,441.3844
01/01/2013 to 12/31/2013	24.680431	26.648757	145,888.7636
01/01/2014 to 12/31/2014	26.648757	27.184978	147,878.9385
01/01/2015 to 12/31/2015	27.184978	25.760769	176,202.9375
01/01/2016 to 12/31/2016	25.760769	28.996926	176,295.8718
01/01/2017 to 12/31/2017	28.996926	30.859852	167,244.6958
01/01/2018 to 12/31/2018	30.859852	29.598783	153,087.1543
01/01/2019 to 12/31/2019	29.598783	33.572818	129,661.5618
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.368825	12.662528	393,156.0422
01/01/2011 to 12/31/2011	12.662528	10.166501	708,230.9483
01/01/2012 to 12/31/2012	10.166501	11.936678	887,776.7552
01/01/2013 to 12/31/2013	11.936678	11.201217	1,080,764.7382
01/01/2014 to 12/31/2014	11.201217	10.340726	1,126,079.6293
01/01/2015 to 12/31/2015	10.340726	8.801662	1,204,710.5926
01/01/2016 to 12/31/2016	8.801662	9.692126	1,077,595.6885
01/01/2017 to 12/31/2017	9.692126	12.283636	991,577.4138
01/01/2018 to 12/31/2018	12.283636	10.409974	920,584.4310
01/01/2019 to 12/31/2019	10.409974	12.413851	745,391.2377
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	17.968410	19.116300	704,630.9909
01/01/2015 to 12/31/2015	19.116300	18.614262	650,834.5566
01/01/2016 to 12/31/2016	18.614262	18.543684	588,132.5115
01/01/2017 to 12/31/2017	18.543684	20.281844	541,419.3691
01/01/2018 to 12/31/2018	20.281844	18.296911	482,754.2394
01/01/2019 to 12/31/2019	18.296911	22.552794	373,320.3492
Clarion Global Real Estate Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Real Estate (Series II))
01/01/2010 to 12/31/2010	6.811219	7.886269	147,968.4237
01/01/2011 to 12/31/2011	7.886269	7.264526	240,768.2040
01/01/2012 to 12/31/2012	7.264526	9.171514	351,699.9802
01/01/2013 to 12/31/2013	9.171514	9.278380	370,143.3037
01/01/2014 to 04/25/2014	9.278380	9.762946	0.0000
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2010 to 12/31/2010	36.830427	47.271572	74,949.6848
01/01/2011 to 12/31/2011	47.271572	49.449300	100,317.1216
01/01/2012 to 12/31/2012	49.449300	56.564981	122,076.5870
01/01/2013 to 12/31/2013	56.564981	57.009647	145,198.2725
01/01/2014 to 04/25/2014	57.009647	63.604481	0.0000
Harris Oakmark International Sub-Account (Class B)
04/30/2012 to 12/31/2012	18.897507	21.862991	26,779.8880
01/01/2013 to 12/31/2013	21.862991	28.174637	120,947.5856
01/01/2014 to 12/31/2014	28.174637	26.213637	142,413.9415
01/01/2015 to 12/31/2015	26.213637	24.717391	156,715.0589
01/01/2016 to 12/31/2016	24.717391	26.406568	164,545.1238
01/01/2017 to 12/31/2017	26.406568	34.014978	157,111.1505
01/01/2018 to 12/31/2018	34.014978	25.537620	152,044.0128
01/01/2019 to 12/31/2019	25.537620	31.404138	144,748.1943

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.417100	14.087223	597,743.2038
01/01/2011 to 12/31/2011	14.087223	13.709014	750,324.7480
01/01/2012 to 12/31/2012	13.709014	16.045268	847,537.8744
01/01/2013 to 12/31/2013	16.045268	21.454330	892,691.3324
01/01/2014 to 12/31/2014	21.454330	23.160916	2,545,967.7468
01/01/2015 to 12/31/2015	23.160916	21.507485	2,393,184.3533
01/01/2016 to 12/31/2016	21.507485	24.914481	2,146,692.1731
01/01/2017 to 12/31/2017	24.914481	29.039966	1,841,468.0226
01/01/2018 to 12/31/2018	29.039966	25.191540	1,544,463.9208
01/01/2019 to 12/31/2019	25.191540	31.087214	1,279,730.1429
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II))
01/01/2010 to 12/31/2010	21.683322	24.024895	632,859.6050
01/01/2011 to 12/31/2011	24.024895	23.190462	927,131.5257
01/01/2012 to 12/31/2012	23.190462	26.186757	1,095,158.8111
01/01/2013 to 12/31/2013	26.186757	34.594453	1,153,873.8348
01/01/2014 to 04/25/2014	34.594453	34.826263	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	16.661518	19.075379	23,508.2305
01/01/2011 to 12/31/2011	19.075379	17.255449	20,474.3342
01/01/2012 to 12/31/2012	17.255449	20.648336	22,188.2302
01/01/2013 to 12/31/2013	20.648336	25.920812	225,960.7304
01/01/2014 to 12/31/2014	25.920812	26.147246	207,980.9237
01/01/2015 to 12/31/2015	26.147246	26.838736	180,192.3724
01/01/2016 to 12/31/2016	26.838736	26.566602	166,313.7468
01/01/2017 to 12/31/2017	26.566602	35.875788	132,728.4100
01/01/2018 to 12/31/2018	35.875788	30.770895	109,010.7882
01/01/2019 to 12/31/2019	30.770895	39.981462	90,746.9706
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.442720	11.075637	214,660.5865
01/01/2011 to 04/29/2011	11.075637	12.363115	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
05/03/2010 to 12/31/2010	8.738234	9.157427	37,222.4647
01/01/2011 to 12/31/2011	9.157427	8.420166	369,155.5547
01/01/2012 to 12/31/2012	8.420166	10.162211	402,210.9755
01/01/2013 to 04/26/2013	10.162211	10.808649	0.0000
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.940371	16.125829	70,120.1189
01/01/2011 to 12/31/2011	16.125829	15.753764	169,658.1616
01/01/2012 to 12/31/2012	15.753764	18.393286	255,551.3395
01/01/2013 to 12/31/2013	18.393286	25.462792	283,903.2573
01/01/2014 to 12/31/2014	25.462792	27.135827	270,542.8028
01/01/2015 to 12/31/2015	27.135827	26.340586	278,783.3636
01/01/2016 to 12/31/2016	26.340586	28.987937	286,608.5431
01/01/2017 to 12/31/2017	28.987937	35.881148	262,724.6791
01/01/2018 to 12/31/2018	35.881148	32.227151	228,940.0743
01/01/2019 to 12/31/2019	32.227151	39.595510	202,718.4880

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
04/30/2012 to 12/31/2012	14.352986	14.757290	18,226.8373
01/01/2013 to 12/31/2013	14.757290	17.070248	35,350.4858
01/01/2014 to 12/31/2014	17.070248	17.442718	46,360.7866
01/01/2015 to 12/31/2015	17.442718	17.437548	48,769.4488
01/01/2016 to 12/31/2016	17.437548	18.043618	42,952.1352
01/01/2017 to 12/31/2017	18.043618	21.913203	40,358.0266
01/01/2018 to 12/31/2018	21.913203	20.473627	36,517.6249
01/01/2019 to 12/31/2019	20.473627	25.784717	28,170.1743
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
05/02/2011 to 12/31/2011	7.157916	6.494420	642,973.0607
01/01/2012 to 12/31/2012	6.494420	7.600306	580,313.8273
01/01/2013 to 12/31/2013	7.600306	10.928746	486,576.3585
01/01/2014 to 12/31/2014	10.928746	12.832105	401,843.1238
01/01/2015 to 12/31/2015	12.832105	12.161194	361,002.3257
01/01/2016 to 12/31/2016	12.161194	12.332072	340,413.4442
01/01/2017 to 12/31/2017	12.332072	14.421296	292,524.9295
01/01/2018 to 12/31/2018	14.421296	13.236007	213,530.0243
01/01/2019 to 12/31/2019	13.236007	16.152462	167,012.5915
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.348112	6.729128	649,437.9016
01/01/2011 to 04/29/2011	6.729128	7.158651	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	13.384389	14.725690	187,902.1933
01/01/2011 to 12/31/2011	14.725690	12.984974	238,639.4687
01/01/2012 to 12/31/2012	12.984974	14.965301	291,482.2327
01/01/2013 to 12/31/2013	14.965301	17.625554	304,058.7371
01/01/2014 to 12/31/2014	17.625554	16.196947	311,987.6134
01/01/2015 to 12/31/2015	16.196947	15.712028	285,319.1698
01/01/2016 to 12/31/2016	15.712028	15.381039	268,974.5111
01/01/2017 to 12/31/2017	15.381039	19.467364	242,209.5121
01/01/2018 to 12/31/2018	19.467364	16.533578	212,677.7814
01/01/2019 to 12/31/2019	16.533578	20.951436	178,144.9987
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.801752	14.090534	428,808.3531
01/01/2011 to 12/31/2011	14.090534	12.952618	688,611.1856
01/01/2012 to 12/31/2012	12.952618	13.978149	1,034,189.8572
01/01/2013 to 12/31/2013	13.978149	19.191611	1,142,852.9422
01/01/2014 to 12/31/2014	19.191611	19.145447	1,124,019.8942
01/01/2015 to 12/31/2015	19.145447	17.957964	1,104,360.5187
01/01/2016 to 12/31/2016	17.957964	16.234479	1,072,395.6511
01/01/2017 to 12/31/2017	16.234479	22.432682	937,982.3151
01/01/2018 to 12/31/2018	22.432682	24.401258	727,670.5763
01/01/2019 to 12/31/2019	24.401258	33.768594	556,525.0209
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	46.100426	50.412992	210,398.6404
01/01/2015 to 12/31/2015	50.412992	48.051498	199,741.7411
01/01/2016 to 12/31/2016	48.051498	55.075056	197,147.4421
01/01/2017 to 12/31/2017	55.075056	63.677098	163,314.0949
01/01/2018 to 12/31/2018	63.677098	57.183240	135,811.8843
01/01/2019 to 12/31/2019	57.183240	71.503749	103,611.3374

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2010 to 12/31/2010	28.932451	33.317654	177,310.6615
01/01/2011 to 12/31/2011	33.317654	30.865828	207,549.5904
01/01/2012 to 12/31/2012	30.865828	35.046053	216,508.2190
01/01/2013 to 12/31/2013	35.046053	45.743661	207,579.2821
01/01/2014 to 04/25/2014	45.743661	46.032903	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - UIF U.S. Mid Cap Value Sub-Account Class II))

01/01/2010 to 12/31/2010	8.756664	10.566201	379,790.5531
01/01/2011 to 12/31/2011	10.566201	10.521467	627,227.4506
01/01/2012 to 12/31/2012	10.521467	12.164300	801,628.7313
01/01/2013 to 12/31/2013	12.164300	16.089633	818,197.4881
01/01/2014 to 04/25/2014	16.089633	16.091331	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
04/28/2014 to 12/31/2014	36.182805	39.250330	370,280.4349
01/01/2015 to 12/31/2015	39.250330	35.281400	370,860.4112
01/01/2016 to 12/31/2016	35.281400	40.245327	353,457.7157
01/01/2017 to 12/31/2017	40.245327	43.512762	320,530.7448
01/01/2018 to 12/31/2018	43.512762	38.609195	268,767.3265
01/01/2019 to 12/31/2019	38.609195	49.181495	228,146.2838
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class B)
04/30/2012 to 12/31/2012	58.867804	61.273408	22,511.0229
01/01/2013 to 12/31/2013	61.273408	59.902542	41,079.3584
01/01/2014 to 12/31/2014	59.902542	63.187051	41,814.9046
01/01/2015 to 12/31/2015	63.187051	62.614820	40,636.1969
01/01/2016 to 12/31/2016	62.614820	63.608958	53,494.2080
01/01/2017 to 12/31/2017	63.608958	65.238696	54,945.8936
01/01/2018 to 12/31/2018	65.238696	64.027523	58,277.6972
01/01/2019 to 12/31/2019	64.027523	69.272858	49,243.6931
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2010 to 12/31/2010	11.602943	13.730032	13,968.0071
01/01/2011 to 12/31/2011	13.730032	12.346755	11,536.6727
01/01/2012 to 12/31/2012	12.346755	13.945007	13,303.9930
01/01/2013 to 12/31/2013	13.945007	18.484449	16,259.8177
01/01/2014 to 12/31/2014	18.484449	19.879132	15,759.0740
01/01/2015 to 12/31/2015	19.879132	20.864918	14,992.2517
01/01/2016 to 12/31/2016	20.864918	20.623312	14,225.5161
01/01/2017 to 12/31/2017	20.623312	27.278680	12,861.8052
01/01/2018 to 12/31/2018	27.278680	27.591099	7,165.2888
01/01/2019 to 12/31/2019	27.591099	36.200066	7,222.1351
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
08/12/2013 to 12/31/2013	23.381858	23.269230	35,974.5477
01/01/2014 to 12/31/2014	23.269230	22.980187	119,966.3171
01/01/2015 to 12/31/2015	22.980187	22.694734	179,037.3659
01/01/2016 to 12/31/2016	22.694734	22.437961	159,665.1313
01/01/2017 to 12/31/2017	22.437961	22.300637	134,465.2826
01/01/2018 to 12/31/2018	22.300637	22.363223	97,402.0589
01/01/2019 to 12/31/2019	22.363223	22.500227	68,540.6319

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
05/03/2010 to 12/31/2010	14.006697	13.891099	453,369.3044
01/01/2011 to 12/31/2011	13.891099	13.719018	777,310.1670
01/01/2012 to 12/31/2012	13.719018	13.547676	745,659.8625
01/01/2013 to 12/31/2013	13.547676	13.379391	487,212.0011
01/01/2014 to 12/31/2014	13.379391	13.213197	281,548.6728
01/01/2015 to 12/31/2015	13.213197	13.049066	243,745.2585
01/01/2016 to 12/31/2016	13.049066	12.912826	199,619.6504
01/01/2017 to 12/31/2017	12.912826	12.847140	182,843.2353
01/01/2018 to 12/31/2018	12.847140	12.898162	172,370.1856
01/01/2019 to 12/31/2019	12.898162	12.991088	150,729.9321
BlackRock Ultra-Short Term Bond Sub-Account (Class E) (formerly Legg Mason Partners Variable Income Trust - Legg Mason Western Asset Variable Money Market Sub-Account))
01/01/2010 to 04/30/2010	14.065060	14.008136	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	56.280293	57.445081	377,865.7114
01/01/2017 to 12/31/2017	57.445081	67.551875	341,974.6619
01/01/2018 to 12/31/2018	67.551875	66.649714	277,139.0484
01/01/2019 to 12/31/2019	66.649714	86.185594	219,674.4678
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2010 to 12/31/2010	16.894669	19.391537	461,896.1481
01/01/2011 to 12/31/2011	19.391537	18.280281	789,456.2776
01/01/2012 to 12/31/2012	18.280281	19.963879	1,009,892.2209
01/01/2013 to 12/31/2013	19.963879	26.237256	1,046,431.7826
01/01/2014 to 12/31/2014	26.237256	28.802408	912,908.9154
01/01/2015 to 12/31/2015	28.802408	28.462624	820,579.5320
01/01/2016 to 04/29/2016	28.462624	28.663858	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	53.403429	54.410492	45,321.5503
01/01/2017 to 12/31/2017	54.410492	63.843923	45,750.1430
01/01/2018 to 12/31/2018	63.843923	62.824024	44,895.8798
01/01/2019 to 12/31/2019	62.824024	81.056536	38,094.1273
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
08/12/2013 to 12/31/2013	2.364421	2.584991	279,460.0999
01/01/2014 to 12/31/2014	2.584991	2.831952	650,151.0567
01/01/2015 to 12/31/2015	2.831952	2.789766	785,313.4892
01/01/2016 to 04/29/2016	2.789766	2.808575	0.0000
Jennison Growth Sub-Account (Class B)
04/30/2012 to 12/31/2012	14.601721	14.091348	142,240.3795
01/01/2013 to 12/31/2013	14.091348	19.028114	128,849.8767
01/01/2014 to 12/31/2014	19.028114	20.434780	112,555.1587
01/01/2015 to 12/31/2015	20.434780	22.307934	93,452.4318
01/01/2016 to 12/31/2016	22.307934	22.002241	84,522.7918
01/01/2017 to 12/31/2017	22.002241	29.767230	69,393.9961
01/01/2018 to 12/31/2018	29.767230	29.428927	54,058.2555
01/01/2019 to 12/31/2019	29.428927	38.507581	43,676.8800
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.900384	8.535439	200,144.1074
01/01/2011 to 12/31/2011	8.535439	8.313253	206,393.5153
01/01/2012 to 04/27/2012	8.313253	9.356948	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	32.606624	33.887017	2,012,380.0433
01/01/2017 to 12/31/2017	33.887017	36.220560	1,831,337.1648
01/01/2018 to 12/31/2018	36.220560	34.409927	1,614,052.6765
01/01/2019 to 12/31/2019	34.409927	38.905632	1,308,179.3257
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2010 to 12/31/2010	23.420710	25.946030	1,368,224.2697
01/01/2011 to 12/31/2011	25.946030	26.554426	1,954,679.7255
01/01/2012 to 12/31/2012	26.554426	29.271314	2,549,813.1706
01/01/2013 to 12/31/2013	29.271314	29.354266	2,939,487.5303
01/01/2014 to 12/31/2014	29.354266	30.318430	2,753,572.7149
01/01/2015 to 12/31/2015	30.318430	29.553895	2,489,105.3525
01/01/2016 to 04/29/2016	29.553895	30.328828	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	30.975673	32.160516	376,396.6208
01/01/2017 to 12/31/2017	32.160516	34.281628	366,116.9615
01/01/2018 to 12/31/2018	34.281628	32.491177	362,374.0184
01/01/2019 to 12/31/2019	32.491177	36.655015	330,134.5259
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class B))
08/12/2013 to 12/31/2013	2.765037	2.795236	1,066,618.6686
01/01/2014 to 12/31/2014	2.795236	2.881893	2,475,728.7450
01/01/2015 to 12/31/2015	2.881893	2.801131	3,646,058.1281
01/01/2016 to 04/29/2016	2.801131	2.871462	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	17.089394	17.804117	411,849.8625
01/01/2011 to 12/31/2011	17.804117	18.509416	683,634.9190
01/01/2012 to 12/31/2012	18.509416	18.835377	860,870.8406
01/01/2013 to 12/31/2013	18.835377	18.433022	962,864.5096
01/01/2014 to 12/31/2014	18.433022	18.668275	909,027.6780
01/01/2015 to 12/31/2015	18.668275	18.492996	906,818.0006
01/01/2016 to 12/31/2016	18.492996	18.449807	825,615.5412
01/01/2017 to 12/31/2017	18.449807	18.526636	818,493.8912
01/01/2018 to 12/31/2018	18.526636	18.422881	749,917.0942
01/01/2019 to 12/31/2019	18.422881	19.245661	632,911.8354
Fidelity ® Variable Insurance Products
Contrafund ® Sub-Account (Service Class 2)
08/12/2013 to 12/31/2013	5.393340	5.950715	350,255.5712
01/01/2014 to 12/31/2014	5.950715	6.561713	691,820.7303
01/01/2015 to 12/31/2015	6.561713	6.507127	1,036,163.1926
01/01/2016 to 12/31/2016	6.507127	6.923062	974,531.2691
01/01/2017 to 12/31/2017	6.923062	8.313311	953,832.9593
01/01/2018 to 12/31/2018	8.313311	7.664353	918,171.0497
01/01/2019 to 12/31/2019	7.664353	9.936410	805,817.3553

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Contrafund ® Sub-Account (Service Class)
01/01/2010 to 12/31/2010	36.745478	42.497923	311,759.0612
01/01/2011 to 12/31/2011	42.497923	40.864330	447,225.0632
01/01/2012 to 12/31/2012	40.864330	46.935281	550,434.6868
01/01/2013 to 12/31/2013	46.935281	60.789198	568,710.4051
01/01/2014 to 12/31/2014	60.789198	67.128129	494,818.1365
01/01/2015 to 12/31/2015	67.128129	66.664115	436,850.8695
01/01/2016 to 12/31/2016	66.664115	71.044934	391,823.5249
01/01/2017 to 12/31/2017	71.044934	85.434864	336,747.4616
01/01/2018 to 12/31/2018	85.434864	78.894603	281,777.7067
01/01/2019 to 12/31/2019	78.894603	102.418302	230,895.4710
Mid Cap Sub-Account (Service Class 2)
01/01/2010 to 12/31/2010	34.368186	43.639225	369,529.2124
01/01/2011 to 12/31/2011	43.639225	38.420845	586,830.7763
01/01/2012 to 12/31/2012	38.420845	43.466436	717,764.3069
01/01/2013 to 12/31/2013	43.466436	58.324363	750,517.9531
01/01/2014 to 12/31/2014	58.324363	61.074148	708,384.0056
01/01/2015 to 12/31/2015	61.074148	59.333128	654,340.9148
01/01/2016 to 12/31/2016	59.333128	65.582669	581,668.1504
01/01/2017 to 12/31/2017	65.582669	78.072151	528,064.1918
01/01/2018 to 12/31/2018	78.072151	65.707649	452,669.7653
01/01/2019 to 12/31/2019	65.707649	79.928327	400,547.6783
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	44.271867	49.263034	286,323.6436
01/01/2011 to 12/31/2011	49.263034	49.812387	384,196.5328
01/01/2012 to 12/31/2012	49.812387	55.414367	481,245.7654
01/01/2013 to 12/31/2013	55.414367	62.355652	511,798.6704
01/01/2014 to 12/31/2014	62.355652	64.423595	495,807.1530
01/01/2015 to 12/31/2015	64.423595	59.135098	459,617.9364
01/01/2016 to 12/31/2016	59.135098	66.590291	423,754.8799
01/01/2017 to 12/31/2017	66.590291	72.126977	387,931.1860
01/01/2018 to 12/31/2018	72.126977	68.160510	334,219.7616
01/01/2019 to 12/31/2019	68.160510	78.123700	288,368.9482
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	19.034488	20.902590	408,401.5721
01/01/2011 to 12/31/2011	20.902590	20.428357	546,282.2597
01/01/2012 to 12/31/2012	20.428357	23.046801	575,998.5904
01/01/2013 to 12/31/2013	23.046801	29.193028	555,019.0157
01/01/2014 to 12/31/2014	29.193028	30.883742	516,350.3031
01/01/2015 to 12/31/2015	30.883742	28.994419	449,887.7118
01/01/2016 to 12/31/2016	28.994419	33.232393	425,260.1091
01/01/2017 to 12/31/2017	33.232393	35.560490	384,811.3570
01/01/2018 to 12/31/2018	35.560490	31.932462	330,306.2235
01/01/2019 to 12/31/2019	31.932462	38.654199	271,960.5275

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Small Cap Value VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	7.405099	9.377133	323,205.5515
01/01/2011 to 12/31/2011	9.377133	8.912651	670,106.8636
01/01/2012 to 12/31/2012	8.912651	10.419781	912,658.6813
01/01/2013 to 12/31/2013	10.419781	14.019476	1,075,518.5239
01/01/2014 to 12/31/2014	14.019476	13.924388	1,022,212.6590
01/01/2015 to 12/31/2015	13.924388	12.735597	963,715.1263
01/01/2016 to 12/31/2016	12.735597	16.374252	877,620.8421
01/01/2017 to 12/31/2017	16.374252	17.893970	804,335.1207
01/01/2018 to 12/31/2018	17.893970	15.395083	697,209.1118
01/01/2019 to 12/31/2019	15.395083	19.209782	575,519.6788
Templeton Global Bond VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	15.775794	17.830937	634,673.7198
01/01/2011 to 12/31/2011	17.830937	17.456636	945,782.1418
01/01/2012 to 12/31/2012	17.456636	19.835891	1,304,675.6964
01/01/2013 to 12/31/2013	19.835891	19.908639	1,545,588.1450
01/01/2014 to 12/31/2014	19.908639	20.021755	1,429,276.3272
01/01/2015 to 12/31/2015	20.021755	18.921858	1,311,381.5515
01/01/2016 to 12/31/2016	18.921858	19.235923	1,175,782.1730
01/01/2017 to 12/31/2017	19.235923	19.363471	1,100,671.5377
01/01/2018 to 12/31/2018	19.363471	19.492186	975,574.5557
01/01/2019 to 12/31/2019	19.492186	19.637562	875,543.1024
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	11.647810	14.380193	443,664.5203
01/01/2011 to 12/31/2011	14.380193	14.552820	661,781.5419
01/01/2012 to 12/31/2012	14.552820	17.061886	771,459.7712
01/01/2013 to 12/31/2013	17.061886	24.901118	871,662.1079
01/01/2014 to 12/31/2014	24.901118	29.607227	887,269.2532
01/01/2015 to 12/31/2015	29.607227	28.732025	866,392.5234
01/01/2016 to 12/31/2016	28.732025	28.716438	814,506.6921
01/01/2017 to 12/31/2017	28.716438	32.980784	737,634.3783
01/01/2018 to 12/31/2018	32.980784	29.850985	637,036.8561
01/01/2019 to 12/31/2019	29.850985	36.871783	542,623.1180
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2010 to 12/31/2010	29.210797	32.490430	358,622.5413
01/01/2011 to 12/31/2011	32.490430	32.923231	545,022.0115
01/01/2012 to 12/31/2012	32.923231	37.697685	672,145.8301
01/01/2013 to 12/31/2013	37.697685	48.398672	762,386.4631
01/01/2014 to 12/31/2014	48.398672	53.051914	749,138.4770
01/01/2015 to 12/31/2015	53.051914	53.231151	705,999.8247
01/01/2016 to 12/31/2016	53.231151	57.705434	637,813.0971
01/01/2017 to 12/31/2017	57.705434	68.129892	577,058.9010
01/01/2018 to 12/31/2018	68.129892	66.107451	484,207.9472
01/01/2019 to 12/31/2019	66.107451	84.785136	397,958.3035

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2010 to 12/31/2010	11.795641	13.060712	329,082.5188
01/01/2011 to 12/31/2011	13.060712	13.893365	555,934.0197
01/01/2012 to 12/31/2012	13.893365	15.651253	811,166.3445
01/01/2013 to 12/31/2013	15.651253	19.426657	981,351.0855
01/01/2014 to 12/31/2014	19.426657	21.772087	1,003,523.0250
01/01/2015 to 12/31/2015	21.772087	20.547216	947,600.4429
01/01/2016 to 12/31/2016	20.547216	23.291110	885,754.0118
01/01/2017 to 12/31/2017	23.291110	27.375489	809,973.2338
01/01/2018 to 12/31/2018	27.375489	25.682934	699,523.8819
01/01/2019 to 12/31/2019	25.682934	33.331281	564,039.7823
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	14.295706	17.673648	119,834.8578
01/01/2011 to 12/31/2011	17.673648	17.696599	195,438.7635
01/01/2012 to 12/31/2012	17.696599	20.870801	267,684.7273
01/01/2013 to 12/31/2013	20.870801	30.309557	340,739.4731
01/01/2014 to 12/31/2014	30.309557	31.153809	348,352.8139
01/01/2015 to 12/31/2015	31.153809	29.420663	344,368.7440
01/01/2016 to 12/31/2016	29.420663	30.741227	307,118.0588
01/01/2017 to 12/31/2017	30.741227	37.727709	266,949.6924
01/01/2018 to 12/31/2018	37.727709	38.536486	216,674.0222
01/01/2019 to 12/31/2019	38.536486	48.285247	186,461.2404
QS Variable Conservative Growth Sub-Account (Class I)
05/03/2010 to 12/31/2010	16.586621	17.566747	47,005.8522
01/01/2011 to 12/31/2011	17.566747	17.552377	169,956.8446
01/01/2012 to 12/31/2012	17.552377	19.603090	249,989.5673
01/01/2013 to 12/31/2013	19.603090	22.328250	315,170.3369
01/01/2014 to 12/31/2014	22.328250	23.132955	273,432.1019
01/01/2015 to 12/31/2015	23.132955	22.574800	273,443.8335
01/01/2016 to 12/31/2016	22.574800	23.951040	262,022.7942
01/01/2017 to 12/31/2017	23.951040	26.859335	222,186.1892
01/01/2018 to 12/31/2018	26.859335	25.356980	157,213.4850
01/01/2019 to 12/31/2019	25.356980	29.390629	142,489.9442
QS Variable Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	12.844752	14.676649	378,656.4977
01/01/2011 to 12/31/2011	14.676649	14.159966	435,042.5528
01/01/2012 to 12/31/2012	14.159966	16.204938	533,588.1875
01/01/2013 to 12/31/2013	16.204938	20.244423	471,991.4238
01/01/2014 to 12/31/2014	20.244423	20.929885	437,053.8728
01/01/2015 to 12/31/2015	20.929885	20.208192	430,568.3041
01/01/2016 to 12/31/2016	20.208192	21.653152	450,917.6691
01/01/2017 to 12/31/2017	21.653152	25.519606	404,839.1461
01/01/2018 to 12/31/2018	25.519606	23.173695	331,446.3885
01/01/2019 to 12/31/2019	23.173695	28.052937	248,244.2547

CONDENSED FINANCIAL INFORMATION (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2010 to 12/31/2010	17.554209	19.922959	244,774.7236
01/01/2011 to 12/31/2011	19.922959	20.012954	316,889.8435
01/01/2012 to 12/31/2012	20.012954	23.385266	416,423.3632
01/01/2013 to 12/31/2013	23.385266	24.542821	445,523.5760
01/01/2014 to 12/31/2014	24.542821	23.958639	428,428.2966
01/01/2015 to 12/31/2015	23.958639	22.279377	399,683.2595
01/01/2016 to 12/31/2016	22.279377	25.436161	351,335.9117
01/01/2017 to 12/31/2017	25.436161	27.294419	289,410.6439
01/01/2018 to 12/31/2018	27.294419	25.896597	278,997.0361
01/01/2019 to 12/31/2019	25.896597	29.254024	245,508.4331
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2010 to 12/31/2010	27.645699	32.187685	122,112.3004
01/01/2011 to 12/31/2011	32.187685	29.931864	151,046.4382
01/01/2012 to 12/31/2012	29.931864	32.758115	169,622.6565
01/01/2013 to 12/31/2013	32.758115	42.947278	167,243.4457
01/01/2014 to 12/31/2014	42.947278	48.690681	146,092.9047
01/01/2015 to 12/31/2015	48.690681	45.030637	130,973.3863
01/01/2016 to 12/31/2016	45.030637	51.689102	124,818.2258
01/01/2017 to 12/31/2017	51.689102	57.618024	112,667.3926
01/01/2018 to 12/31/2018	57.618024	45.805696	91,030.4818
01/01/2019 to 12/31/2019	45.805696	57.941192	76,003.6248

CONDENSED FINANCIAL INFORMATION (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account (Series II) (formerly Oppenheimer Main Street Small Cap Fund®/VA Sub-Account (Series II))
01/01/2010 to 12/31/2010	14.052951	17.061319	1,478,440.2722
01/01/2011 to 12/31/2011	17.061319	16.431887	1,728,018.9633
01/01/2012 to 12/31/2012	16.431887	19.074874	1,754,225.9717
01/01/2013 to 12/31/2013	19.074874	26.464204	1,628,921.2948
01/01/2014 to 12/31/2014	26.464204	29.152306	1,544,993.4146
01/01/2015 to 12/31/2015	29.152306	27.008745	1,435,883.1604
01/01/2016 to 12/31/2016	27.008745	31.355622	1,296,076.8469
01/01/2017 to 12/31/2017	31.355622	35.239757	1,161,312.8941
01/01/2018 to 12/31/2018	35.239757	31.100834	987,235.5830
01/01/2019 to 12/31/2019	31.100834	38.702586	868,798.1682
Invesco V.I. Equity and Income Sub-Account (Series II)
01/01/2010 to 12/31/2010	14.137354	15.625990	6,040,493.7500
01/01/2011 to 12/31/2011	15.625990	15.216510	8,270,103.9323
01/01/2012 to 12/31/2012	15.216510	16.871081	9,505,265.8993
01/01/2013 to 12/31/2013	16.871081	20.787131	10,272,149.5915
01/01/2014 to 12/31/2014	20.787131	22.306405	10,101,165.7184
01/01/2015 to 12/31/2015	22.306405	21.438357	9,673,891.3002
01/01/2016 to 12/31/2016	21.438357	24.288772	9,025,736.5272
01/01/2017 to 12/31/2017	24.288772	26.547286	8,409,249.0911
01/01/2018 to 12/31/2018	26.547286	23.641660	7,456,909.5971
01/01/2019 to 12/31/2019	23.641660	27.991823	6,609,966.9239
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2010 to 12/31/2010	23.376387	25.971006	1,515,357.3111
01/01/2011 to 12/31/2011	25.971006	23.831796	2,287,337.9683
01/01/2012 to 12/31/2012	23.831796	27.097143	2,931,354.1755
01/01/2013 to 12/31/2013	27.097143	31.737829	3,195,318.6607
01/01/2014 to 12/31/2014	31.737829	31.340394	3,180,359.9353
01/01/2015 to 12/31/2015	31.340394	30.111323	3,070,816.2167
01/01/2016 to 12/31/2016	30.111323	29.500618	2,971,362.9716
01/01/2017 to 12/31/2017	29.500618	35.721001	2,712,733.3654
01/01/2018 to 12/31/2018	35.721001	29.881065	2,590,049.6718
01/01/2019 to 12/31/2019	29.881065	37.805318	2,196,383.2739
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2010 to 12/31/2010	15.837530	16.632166	1,751,820.4179
01/01/2011 to 12/31/2011	16.632166	17.411310	2,266,177.9723
01/01/2012 to 12/31/2012	17.411310	18.099650	2,630,117.4301
01/01/2013 to 12/31/2013	18.099650	17.471554	2,906,658.2526
01/01/2014 to 12/31/2014	17.471554	18.147092	2,927,623.2986
01/01/2015 to 12/31/2015	18.147092	17.952872	2,953,166.6868
01/01/2016 to 12/31/2016	17.952872	18.233650	2,638,472.8528
01/01/2017 to 12/31/2017	18.233650	18.649123	2,567,440.2580
01/01/2018 to 12/31/2018	18.649123	18.266560	2,269,343.3868
01/01/2019 to 12/31/2019	18.266560	19.708098	1,951,258.2106

CONDENSED FINANCIAL INFORMATION (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Global Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	25.160223	27.738767	1,337,260.5604
01/01/2011 to 12/31/2011	27.738767	24.935652	1,699,131.5579
01/01/2012 to 12/31/2012	24.935652	30.149991	1,944,459.8596
01/01/2013 to 12/31/2013	30.149991	38.425020	1,991,117.9240
01/01/2014 to 12/31/2014	38.425020	38.786728	1,967,466.3998
01/01/2015 to 12/31/2015	38.786728	40.921195	1,827,932.3765
01/01/2016 to 12/31/2016	40.921195	40.623249	1,730,994.0719
01/01/2017 to 12/31/2017	40.623249	52.693526	1,508,713.7294
01/01/2018 to 12/31/2018	52.693526	47.282008	1,349,411.7259
01/01/2019 to 12/31/2019	47.282008	63.104213	1,135,688.8799
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2010 to 12/31/2010	25.910183	31.292776	624,955.9661
01/01/2011 to 12/31/2011	31.292776	24.963205	845,462.9147
01/01/2012 to 12/31/2012	24.963205	29.103502	993,424.6983
01/01/2013 to 12/31/2013	29.103502	36.833241	987,007.3557
01/01/2014 to 12/31/2014	36.833241	37.110732	982,463.5300
01/01/2015 to 12/31/2015	37.110732	36.710425	907,669.8993
01/01/2016 to 12/31/2016	36.710425	36.978185	855,917.2289
01/01/2017 to 12/31/2017	36.978185	45.931073	767,920.3418
01/01/2018 to 12/31/2018	45.931073	40.532345	676,922.8233
01/01/2019 to 12/31/2019	40.532345	52.592721	576,462.7478
American Funds Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	135.887462	159.111454	738,149.5273
01/01/2011 to 12/31/2011	159.111454	150.268371	900,249.6606
01/01/2012 to 12/31/2012	150.268371	174.765855	1,007,376.9359
01/01/2013 to 12/31/2013	174.765855	224.326453	988,425.0868
01/01/2014 to 12/31/2014	224.326453	240.150718	900,327.1979
01/01/2015 to 12/31/2015	240.150718	253.179686	787,609.4515
01/01/2016 to 12/31/2016	253.179686	273.484187	702,326.9500
01/01/2017 to 12/31/2017	273.484187	346.167949	599,698.3267
01/01/2018 to 12/31/2018	346.167949	340.656124	484,609.8663
01/01/2019 to 12/31/2019	340.656124	439.516189	406,439.9200
American Funds Growth-Income Sub-Account (Class 2)
01/01/2010 to 12/31/2010	96.443688	106.023864	403,388.0020
01/01/2011 to 12/31/2011	106.023864	102.690914	486,295.5496
01/01/2012 to 12/31/2012	102.690914	119.017982	514,945.3469
01/01/2013 to 12/31/2013	119.017982	156.759515	510,133.5198
01/01/2014 to 12/31/2014	156.759515	171.104886	491,566.1299
01/01/2015 to 12/31/2015	171.104886	171.266367	464,654.4929
01/01/2016 to 12/31/2016	171.266367	188.437347	428,027.0051
01/01/2017 to 12/31/2017	188.437347	227.531355	388,880.8627
01/01/2018 to 12/31/2018	227.531355	220.452795	332,942.7097
01/01/2019 to 12/31/2019	220.452795	274.343928	283,921.5343
Brighthouse Funds Trust I
American Funds® Growth Sub-Account (Class C)
08/12/2013 to 12/31/2013	1.156331	1.286627	5,106,256.0867
01/01/2014 to 12/31/2014	1.286627	1.373256	12,952,323.5953
01/01/2015 to 12/31/2015	1.373256	1.442792	17,657,905.7025
01/01/2016 to 12/31/2016	1.442792	1.552970	19,672,936.0252
01/01/2017 to 12/31/2017	1.552970	1.959714	20,096,166.6678
01/01/2018 to 12/31/2018	1.959714	1.923646	20,367,358.4783
01/01/2019 to 12/31/2019	1.923646	2.473622	19,277,091.3164

CONDENSED FINANCIAL INFORMATION (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
04/30/2012 to 12/31/2012	12.854692	13.832930	188,216.7981
01/01/2013 to 12/31/2013	13.832930	14.921220	523,293.2031
01/01/2014 to 12/31/2014	14.921220	15.206253	651,424.7167
01/01/2015 to 12/31/2015	15.206253	14.395200	696,103.0702
01/01/2016 to 12/31/2016	14.395200	16.187391	701,082.5170
01/01/2017 to 12/31/2017	16.187391	17.210198	726,752.6933
01/01/2018 to 12/31/2018	17.210198	16.490327	694,398.1337
01/01/2019 to 12/31/2019	16.490327	18.685694	634,848.5464
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.330710	12.603398	1,326,448.5867
01/01/2011 to 12/31/2011	12.603398	10.108923	2,153,863.8253
01/01/2012 to 12/31/2012	10.108923	11.857156	2,841,719.5837
01/01/2013 to 12/31/2013	11.857156	11.115473	3,526,259.7621
01/01/2014 to 12/31/2014	11.115473	10.251307	3,810,628.4037
01/01/2015 to 12/31/2015	10.251307	8.716820	4,013,664.1734
01/01/2016 to 12/31/2016	8.716820	9.589112	3,680,595.2711
01/01/2017 to 12/31/2017	9.589112	12.140982	3,296,599.9634
01/01/2018 to 12/31/2018	12.140982	10.278730	3,215,210.2877
01/01/2019 to 12/31/2019	10.278730	12.245094	2,768,347.1151
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	17.789649	18.913324	2,273,414.8045
01/01/2015 to 12/31/2015	18.913324	18.398208	2,118,944.4638
01/01/2016 to 12/31/2016	18.398208	18.310148	1,930,333.6643
01/01/2017 to 12/31/2017	18.310148	20.006470	1,861,978.7705
01/01/2018 to 12/31/2018	20.006470	18.030340	1,698,125.1868
01/01/2019 to 12/31/2019	18.030340	22.202019	1,421,817.0862
Clarion Global Real Estate Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Real Estate (Series II))
01/01/2010 to 12/31/2010	6.790173	7.854058	398,757.0802
01/01/2011 to 12/31/2011	7.854058	7.227635	679,963.5574
01/01/2012 to 12/31/2012	7.227635	9.115779	948,346.2062
01/01/2013 to 12/31/2013	9.115779	9.212778	1,178,412.6456
01/01/2014 to 04/25/2014	9.212778	9.690866	0.0000
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2010 to 12/31/2010	36.299860	46.544128	280,709.2982
01/01/2011 to 12/31/2011	46.544128	48.639810	362,240.5893
01/01/2012 to 12/31/2012	48.639810	55.583143	440,821.4127
01/01/2013 to 12/31/2013	55.583143	55.964101	500,804.5361
01/01/2014 to 04/25/2014	55.964101	62.418347	0.0000
Harris Oakmark International Sub-Account (Class B)
04/30/2012 to 12/31/2012	18.698919	21.618736	79,913.7490
01/01/2013 to 12/31/2013	21.618736	27.832051	346,489.6617
01/01/2014 to 12/31/2014	27.832051	25.869009	480,952.6447
01/01/2015 to 12/31/2015	25.869009	24.368044	527,650.7355
01/01/2016 to 12/31/2016	24.368044	26.007335	536,036.4723
01/01/2017 to 12/31/2017	26.007335	33.467364	482,224.9441
01/01/2018 to 12/31/2018	33.467364	25.101204	503,202.0989
01/01/2019 to 12/31/2019	25.101204	30.836630	479,319.7709

CONDENSED FINANCIAL INFORMATION (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.285159	13.923618	1,971,935.7205
01/01/2011 to 12/31/2011	13.923618	13.536283	2,486,218.4815
01/01/2012 to 12/31/2012	13.536283	15.827186	2,627,511.8580
01/01/2013 to 12/31/2013	15.827186	21.141599	2,678,635.1638
01/01/2014 to 12/31/2014	21.141599	22.800499	8,229,231.6401
01/01/2015 to 12/31/2015	22.800499	21.151631	7,865,178.7187
01/01/2016 to 12/31/2016	21.151631	24.477775	7,245,330.2219
01/01/2017 to 12/31/2017	24.477775	28.502535	6,489,935.9278
01/01/2018 to 12/31/2018	28.502535	24.700469	5,633,848.0367
01/01/2019 to 12/31/2019	24.700469	30.450772	5,032,223.4352
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II))
01/01/2010 to 12/31/2010	21.402603	23.690185	2,078,654.9001
01/01/2011 to 12/31/2011	23.690185	22.844567	2,939,642.6134
01/01/2012 to 12/31/2012	22.844567	25.770263	3,533,550.2270
01/01/2013 to 12/31/2013	25.770263	34.010243	3,702,109.7537
01/01/2014 to 04/25/2014	34.010243	34.227351	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	16.448952	18.813221	122,511.6579
01/01/2011 to 12/31/2011	18.813221	17.001316	112,637.7454
01/01/2012 to 12/31/2012	17.001316	20.323808	103,818.6780
01/01/2013 to 12/31/2013	20.323808	25.487940	757,791.0570
01/01/2014 to 12/31/2014	25.487940	25.684898	707,926.6011
01/01/2015 to 12/31/2015	25.684898	26.337804	638,588.2974
01/01/2016 to 12/31/2016	26.337804	26.044687	597,187.2869
01/01/2017 to 12/31/2017	26.044687	35.135974	485,877.2534
01/01/2018 to 12/31/2018	35.135974	30.106037	414,293.1905
01/01/2019 to 12/31/2019	30.106037	39.078517	361,324.1830
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.328537	10.943598	853,046.6388
01/01/2011 to 04/29/2011	10.943598	12.211748	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
05/03/2010 to 12/31/2010	8.720553	9.132845	129,865.2640
01/01/2011 to 12/31/2011	9.132845	8.389181	1,292,234.3154
01/01/2012 to 12/31/2012	8.389181	10.114650	1,406,266.8683
01/01/2013 to 04/26/2013	10.114650	10.754644	0.0000
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.834234	15.977602	175,142.3980
01/01/2011 to 12/31/2011	15.977602	15.593388	501,236.0117
01/01/2012 to 12/31/2012	15.593388	18.187756	674,352.6310
01/01/2013 to 12/31/2013	18.187756	25.153131	725,258.9602
01/01/2014 to 12/31/2014	25.153131	26.779030	719,644.6334
01/01/2015 to 12/31/2015	26.779030	25.968262	763,760.0655
01/01/2016 to 12/31/2016	25.968262	28.549641	759,926.6460
01/01/2017 to 12/31/2017	28.549641	35.303439	708,694.2707
01/01/2018 to 12/31/2018	35.303439	31.676382	627,666.5636
01/01/2019 to 12/31/2019	31.676382	38.879921	550,994.3898

CONDENSED FINANCIAL INFORMATION (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
04/30/2012 to 12/31/2012	14.266993	14.659036	35,889.2841
01/01/2013 to 12/31/2013	14.659036	16.939659	86,078.9971
01/01/2014 to 12/31/2014	16.939659	17.291982	100,957.9008
01/01/2015 to 12/31/2015	17.291982	17.269579	105,911.4301
01/01/2016 to 12/31/2016	17.269579	17.851957	103,089.7372
01/01/2017 to 12/31/2017	17.851957	21.658853	97,620.8146
01/01/2018 to 12/31/2018	21.658853	20.215643	90,973.3040
01/01/2019 to 12/31/2019	20.215643	25.434378	76,552.4846
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
05/02/2011 to 12/31/2011	7.118594	6.454456	1,777,137.5393
01/01/2012 to 12/31/2012	6.454456	7.545950	1,583,920.1936
01/01/2013 to 12/31/2013	7.545950	10.839755	1,341,218.9831
01/01/2014 to 12/31/2014	10.839755	12.714901	1,155,131.8736
01/01/2015 to 12/31/2015	12.714901	12.038069	1,031,924.9282
01/01/2016 to 12/31/2016	12.038069	12.195018	939,266.4688
01/01/2017 to 12/31/2017	12.195018	14.246823	814,930.8425
01/01/2018 to 12/31/2018	14.246823	13.062726	663,120.7064
01/01/2019 to 12/31/2019	13.062726	15.925072	585,905.4274
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.321660	6.694398	1,869,589.8923
01/01/2011 to 04/29/2011	6.694398	7.119384	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	13.265913	14.580776	563,668.8461
01/01/2011 to 12/31/2011	14.580776	12.844353	719,075.9490
01/01/2012 to 12/31/2012	12.844353	14.788370	802,712.2790
01/01/2013 to 12/31/2013	14.788370	17.399776	815,186.0576
01/01/2014 to 12/31/2014	17.399776	15.973483	860,181.2912
01/01/2015 to 12/31/2015	15.973483	15.479764	872,377.5928
01/01/2016 to 12/31/2016	15.479764	15.138523	834,089.4736
01/01/2017 to 12/31/2017	15.138523	19.141342	738,994.0186
01/01/2018 to 12/31/2018	19.141342	16.240338	686,091.6826
01/01/2019 to 12/31/2019	16.240338	20.559284	587,092.8383
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.706115	13.951843	1,313,975.7709
01/01/2011 to 12/31/2011	13.951843	12.812332	2,221,001.1832
01/01/2012 to 12/31/2012	12.812332	13.812865	3,399,809.0349
01/01/2013 to 12/31/2013	13.812865	18.945749	3,700,597.9136
01/01/2014 to 12/31/2014	18.945749	18.881285	3,687,921.7454
01/01/2015 to 12/31/2015	18.881285	17.692477	3,579,698.5130
01/01/2016 to 12/31/2016	17.692477	15.978486	3,643,425.9230
01/01/2017 to 12/31/2017	15.978486	22.056978	3,157,486.3643
01/01/2018 to 12/31/2018	22.056978	23.968459	2,635,615.1105
01/01/2019 to 12/31/2019	23.968459	33.136514	2,056,382.2996
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	45.169501	49.361586	764,172.6868
01/01/2015 to 12/31/2015	49.361586	47.002316	729,357.7400
01/01/2016 to 12/31/2016	47.002316	53.818702	678,208.4562
01/01/2017 to 12/31/2017	53.818702	62.162547	622,223.9938
01/01/2018 to 12/31/2018	62.162547	55.767018	544,042.1256
01/01/2019 to 12/31/2019	55.767018	69.663201	469,574.6114

CONDENSED FINANCIAL INFORMATION (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2010 to 12/31/2010	28.471051	32.753593	588,978.5012
01/01/2011 to 12/31/2011	32.753593	30.313000	701,494.4004
01/01/2012 to 12/31/2012	30.313000	34.383791	781,638.1839
01/01/2013 to 12/31/2013	34.383791	44.834435	785,654.4512
01/01/2014 to 04/25/2014	44.834435	45.103711	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - UIF U.S. Mid Cap Value Sub-Account Class II))

01/01/2010 to 12/31/2010	8.729580	10.523007	933,727.8252
01/01/2011 to 12/31/2011	10.523007	10.468005	1,544,773.8085
01/01/2012 to 12/31/2012	10.468005	12.090336	1,890,064.8190
01/01/2013 to 12/31/2013	12.090336	15.975835	2,066,042.3123
01/01/2014 to 04/25/2014	15.975835	15.972485	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
04/28/2014 to 12/31/2014	35.583768	38.574412	902,723.9666
01/01/2015 to 12/31/2015	38.574412	34.639159	891,815.8274
01/01/2016 to 12/31/2016	34.639159	39.473241	862,738.6185
01/01/2017 to 12/31/2017	39.473241	42.635480	819,362.9106
01/01/2018 to 12/31/2018	42.635480	37.792736	726,127.7408
01/01/2019 to 12/31/2019	37.792736	48.093377	597,832.8435
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class B)
04/30/2012 to 12/31/2012	57.203074	59.500724	30,126.4741
01/01/2013 to 12/31/2013	59.500724	58.111385	48,577.5586
01/01/2014 to 12/31/2014	58.111385	61.236445	57,394.4146
01/01/2015 to 12/31/2015	61.236445	60.621240	108,381.4540
01/01/2016 to 12/31/2016	60.621240	61.522195	129,172.4858
01/01/2017 to 12/31/2017	61.522195	63.035599	95,423.9607
01/01/2018 to 12/31/2018	63.035599	61.803166	87,556.8405
01/01/2019 to 12/31/2019	61.803166	66.799477	86,195.3502
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2010 to 12/31/2010	11.438865	13.522364	49,210.5882
01/01/2011 to 12/31/2011	13.522364	12.147879	45,340.0910
01/01/2012 to 12/31/2012	12.147879	13.706610	42,825.7468
01/01/2013 to 12/31/2013	13.706610	18.150303	42,981.6944
01/01/2014 to 12/31/2014	18.150303	19.500268	36,523.7948
01/01/2015 to 12/31/2015	19.500268	20.446812	33,937.3885
01/01/2016 to 12/31/2016	20.446812	20.189855	30,085.1563
01/01/2017 to 12/31/2017	20.189855	26.678758	24,409.5702
01/01/2018 to 12/31/2018	26.678758	26.957181	19,343.7077
01/01/2019 to 12/31/2019	26.957181	35.333017	16,924.5633
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
08/12/2013 to 12/31/2013	22.691474	22.573450	132,841.4033
01/01/2014 to 12/31/2014	22.573450	22.270772	211,722.3795
01/01/2015 to 12/31/2015	22.270772	21.972153	359,634.2659
01/01/2016 to 12/31/2016	21.972153	21.701847	424,581.2056
01/01/2017 to 12/31/2017	21.701847	21.547534	288,021.1004
01/01/2018 to 12/31/2018	21.547534	21.586297	265,316.0464
01/01/2019 to 12/31/2019	21.586297	21.696840	286,606.9473

CONDENSED FINANCIAL INFORMATION (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
05/03/2010 to 12/31/2010	13.785892	13.663056	870,069.8690
01/01/2011 to 12/31/2011	13.663056	13.480353	1,393,417.7913
01/01/2012 to 12/31/2012	13.480353	13.298616	1,468,170.3437
01/01/2013 to 12/31/2013	13.298616	13.120301	1,035,163.0769
01/01/2014 to 12/31/2014	13.120301	12.944376	752,860.9609
01/01/2015 to 12/31/2015	12.944376	12.770810	610,933.8979
01/01/2016 to 12/31/2016	12.770810	12.624846	563,667.9520
01/01/2017 to 12/31/2017	12.624846	12.548108	480,503.6710
01/01/2018 to 12/31/2018	12.548108	12.585286	418,720.2216
01/01/2019 to 12/31/2019	12.585286	12.663292	367,405.4624
BlackRock Ultra-Short Term Bond Sub-Account (Class E) (formerly Legg Mason Partners Variable Income Trust - Legg Mason Western Asset Variable Money Market Sub-Account))
01/01/2010 to 04/30/2010	13.848000	13.787422	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	55.082658	56.185414	1,408,070.5637
01/01/2017 to 12/31/2017	56.185414	66.004793	1,309,354.5920
01/01/2018 to 12/31/2018	66.004793	65.057832	1,098,747.3040
01/01/2019 to 12/31/2019	65.057832	84.043075	881,248.5205
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2010 to 12/31/2010	16.627915	19.066306	1,798,904.8643
01/01/2011 to 12/31/2011	19.066306	17.955760	2,821,297.3546
01/01/2012 to 12/31/2012	17.955760	19.589776	3,608,903.8770
01/01/2013 to 12/31/2013	19.589776	25.719889	3,619,764.3825
01/01/2014 to 12/31/2014	25.719889	28.206249	3,254,098.1120
01/01/2015 to 12/31/2015	28.206249	27.845642	2,961,368.0820
01/01/2016 to 04/29/2016	27.845642	28.033295	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	52.267000	53.217354	218,201.2856
01/01/2017 to 12/31/2017	53.217354	62.381744	225,663.8962
01/01/2018 to 12/31/2018	62.381744	61.323499	214,783.4596
01/01/2019 to 12/31/2019	61.323499	79.041497	220,782.2312
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
08/12/2013 to 12/31/2013	12.018836	13.134968	178,011.8300
01/01/2014 to 12/31/2014	13.134968	14.375457	530,981.1239
01/01/2015 to 12/31/2015	14.375457	14.147164	727,179.0421
01/01/2016 to 04/29/2016	14.147164	14.237860	0.0000
Jennison Growth Sub-Account (Class B)
04/30/2012 to 12/31/2012	14.456371	13.941721	563,768.4028
01/01/2013 to 12/31/2013	13.941721	18.807266	519,198.3226
01/01/2014 to 12/31/2014	18.807266	20.177425	466,625.7156
01/01/2015 to 12/31/2015	20.177425	22.004980	393,406.0534
01/01/2016 to 12/31/2016	22.004980	21.681752	366,731.1529
01/01/2017 to 12/31/2017	21.681752	29.304438	307,568.6480
01/01/2018 to 12/31/2018	29.304438	28.942269	254,059.5134
01/01/2019 to 12/31/2019	28.942269	37.832959	220,100.7648
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.830435	8.451421	814,999.8082
01/01/2011 to 12/31/2011	8.451421	8.223214	888,311.2530
01/01/2012 to 04/27/2012	8.223214	9.252594	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	31.912835	33.144015	6,987,433.1248
01/01/2017 to 12/31/2017	33.144015	35.391103	6,674,367.4075
01/01/2018 to 12/31/2018	35.391103	33.588148	6,033,262.6314
01/01/2019 to 12/31/2019	33.588148	37.938554	5,137,176.8387
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2010 to 12/31/2010	23.060271	25.521213	4,341,633.0528
01/01/2011 to 12/31/2011	25.521213	26.093622	6,236,451.3564
01/01/2012 to 12/31/2012	26.093622	28.734479	8,067,160.1492
01/01/2013 to 12/31/2013	28.734479	28.787115	9,375,335.9363
01/01/2014 to 12/31/2014	28.787115	29.702944	8,993,793.3396
01/01/2015 to 12/31/2015	29.702944	28.924993	8,347,043.7306
01/01/2016 to 04/29/2016	28.924993	29.673683	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	30.316578	31.455359	1,219,048.2428
01/01/2017 to 12/31/2017	31.455359	33.496562	1,262,596.3584
01/01/2018 to 12/31/2018	33.496562	31.715211	1,253,120.6520
01/01/2019 to 12/31/2019	31.715211	35.743868	1,179,700.3785
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class B))
08/12/2013 to 12/31/2013	2.712562	2.741129	2,554,309.4261
01/01/2014 to 12/31/2014	2.741129	2.823285	8,018,626.9585
01/01/2015 to 12/31/2015	2.823285	2.741422	11,935,812.2126
01/01/2016 to 04/29/2016	2.741422	2.809331	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.831991	17.518429	1,544,666.0277
01/01/2011 to 12/31/2011	17.518429	18.194266	2,283,326.3250
01/01/2012 to 12/31/2012	18.194266	18.496078	2,977,041.7354
01/01/2013 to 12/31/2013	18.496078	18.082883	3,152,666.3425
01/01/2014 to 12/31/2014	18.082883	18.295368	3,109,459.6365
01/01/2015 to 12/31/2015	18.295368	18.105479	3,183,181.7933
01/01/2016 to 12/31/2016	18.105479	18.045147	2,966,043.7825
01/01/2017 to 12/31/2017	18.045147	18.102233	2,927,627.4924
01/01/2018 to 12/31/2018	18.102233	17.982770	2,614,803.3663
01/01/2019 to 12/31/2019	17.982770	18.767125	2,320,933.2827
Fidelity ® Variable Insurance Products
Contrafund ® Sub-Account (Service Class 2)
08/12/2013 to 12/31/2013	5.293887	5.838730	934,251.9567
01/01/2014 to 12/31/2014	5.838730	6.431797	2,388,182.8681
01/01/2015 to 12/31/2015	6.431797	6.371917	3,340,971.1006
01/01/2016 to 12/31/2016	6.371917	6.772435	3,656,705.2802
01/01/2017 to 12/31/2017	6.772435	8.124340	3,675,002.5766
01/01/2018 to 12/31/2018	8.124340	7.482602	3,477,227.2671
01/01/2019 to 12/31/2019	7.482602	9.691089	3,177,461.7614

CONDENSED FINANCIAL INFORMATION (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Contrafund ® Sub-Account (Service Class)
01/01/2010 to 12/31/2010	36.197957	41.822904	1,120,002.0622
01/01/2011 to 12/31/2011	41.822904	40.175147	1,554,858.2943
01/01/2012 to 12/31/2012	40.175147	46.097376	1,920,781.2124
01/01/2013 to 12/31/2013	46.097376	59.644353	1,985,463.5137
01/01/2014 to 12/31/2014	59.644353	65.798095	1,749,503.9923
01/01/2015 to 12/31/2015	65.798095	65.277969	1,564,201.6842
01/01/2016 to 12/31/2016	65.277969	69.498187	1,423,844.6145
01/01/2017 to 12/31/2017	69.498187	83.491615	1,256,087.6294
01/01/2018 to 12/31/2018	83.491615	77.022594	1,078,409.7018
01/01/2019 to 12/31/2019	77.022594	99.888237	893,975.9508
Mid Cap Sub-Account (Service Class 2)
01/01/2010 to 12/31/2010	33.991678	43.118083	1,326,915.0387
01/01/2011 to 12/31/2011	43.118083	37.924133	2,034,373.6981
01/01/2012 to 12/31/2012	37.924133	42.861406	2,554,198.0812
01/01/2013 to 12/31/2013	42.861406	57.455098	2,620,475.2037
01/01/2014 to 12/31/2014	57.455098	60.103769	2,516,631.3305
01/01/2015 to 12/31/2015	60.103769	58.332046	2,341,482.5024
01/01/2016 to 12/31/2016	58.332046	64.411722	2,172,944.7797
01/01/2017 to 12/31/2017	64.411722	76.601857	1,969,027.5796
01/01/2018 to 12/31/2018	76.601857	64.405364	1,745,815.0652
01/01/2019 to 12/31/2019	64.405364	78.265923	1,604,015.9253
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	43.355351	48.195023	920,510.1232
01/01/2011 to 12/31/2011	48.195023	48.683885	1,179,024.2233
01/01/2012 to 12/31/2012	48.683885	54.104558	1,427,128.0070
01/01/2013 to 12/31/2013	54.104558	60.820960	1,527,386.6004
01/01/2014 to 12/31/2014	60.820960	62.775211	1,480,655.6470
01/01/2015 to 12/31/2015	62.775211	57.564423	1,415,594.9047
01/01/2016 to 12/31/2016	57.564423	64.756859	1,301,348.0374
01/01/2017 to 12/31/2017	64.756859	70.071236	1,195,998.5078
01/01/2018 to 12/31/2018	70.071236	66.151270	1,056,268.2333
01/01/2019 to 12/31/2019	66.151270	75.745021	940,316.4983
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	18.785753	20.608847	1,253,132.3614
01/01/2011 to 12/31/2011	20.608847	20.121188	1,553,557.7426
01/01/2012 to 12/31/2012	20.121188	22.677463	1,673,103.8177
01/01/2013 to 12/31/2013	22.677463	28.696513	1,638,942.4954
01/01/2014 to 12/31/2014	28.696513	30.328134	1,571,301.3470
01/01/2015 to 12/31/2015	30.328134	28.444337	1,465,241.9181
01/01/2016 to 12/31/2016	28.444337	32.569338	1,342,757.8223
01/01/2017 to 12/31/2017	32.569338	34.816266	1,235,119.7880
01/01/2018 to 12/31/2018	34.816266	31.232736	1,083,155.3477
01/01/2019 to 12/31/2019	31.232736	37.769415	945,826.2981

CONDENSED FINANCIAL INFORMATION (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Small Cap Value VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	7.385723	9.343263	1,141,622.3569
01/01/2011 to 12/31/2011	9.343263	8.871599	2,091,770.3984
01/01/2012 to 12/31/2012	8.871599	10.361374	3,026,921.9408
01/01/2013 to 12/31/2013	10.361374	13.926970	3,274,309.0896
01/01/2014 to 12/31/2014	13.926970	13.818680	3,259,001.6812
01/01/2015 to 12/31/2015	13.818680	12.626278	3,146,120.7277
01/01/2016 to 12/31/2016	12.626278	16.217489	2,787,228.8774
01/01/2017 to 12/31/2017	16.217489	17.705002	2,609,906.0576
01/01/2018 to 12/31/2018	17.705002	15.217183	2,363,316.4178
01/01/2019 to 12/31/2019	15.217183	18.968832	2,081,472.2201
Templeton Global Bond VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	15.603356	17.618427	1,713,010.9715
01/01/2011 to 12/31/2011	17.618427	17.231392	2,822,479.1844
01/01/2012 to 12/31/2012	17.231392	19.560284	3,834,318.3240
01/01/2013 to 12/31/2013	19.560284	19.612404	4,502,260.2754
01/01/2014 to 12/31/2014	19.612404	19.704124	4,488,623.3892
01/01/2015 to 12/31/2015	19.704124	18.603058	4,266,146.5453
01/01/2016 to 12/31/2016	18.603058	18.892938	4,058,981.5155
01/01/2017 to 12/31/2017	18.892938	18.999260	3,909,682.8111
01/01/2018 to 12/31/2018	18.999260	19.106332	3,579,870.7990
01/01/2019 to 12/31/2019	19.106332	19.229595	3,267,241.9292
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	11.529846	14.220352	1,797,877.5275
01/01/2011 to 12/31/2011	14.220352	14.376707	2,325,681.9625
01/01/2012 to 12/31/2012	14.376707	16.838481	2,731,730.3566
01/01/2013 to 12/31/2013	16.838481	24.550538	3,020,814.1022
01/01/2014 to 12/31/2014	24.550538	29.161234	3,058,768.9960
01/01/2015 to 12/31/2015	29.161234	28.270922	3,123,316.7837
01/01/2016 to 12/31/2016	28.270922	28.227350	3,074,006.9535
01/01/2017 to 12/31/2017	28.227350	32.386781	2,870,485.6398
01/01/2018 to 12/31/2018	32.386781	29.283878	2,555,131.8598
01/01/2019 to 12/31/2019	29.283878	36.135157	2,267,885.0348
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2010 to 12/31/2010	28.684347	31.873018	1,431,958.2275
01/01/2011 to 12/31/2011	31.873018	32.265395	2,035,009.8290
01/01/2012 to 12/31/2012	32.265395	36.907355	2,467,770.3327
01/01/2013 to 12/31/2013	36.907355	47.336682	2,769,263.5038
01/01/2014 to 12/31/2014	47.336682	51.835977	2,707,017.2690
01/01/2015 to 12/31/2015	51.835977	51.959133	2,564,136.6292
01/01/2016 to 12/31/2016	51.959133	56.270231	2,381,148.9784
01/01/2017 to 12/31/2017	56.270231	66.369265	2,228,292.2993
01/01/2018 to 12/31/2018	66.369265	64.334354	1,905,154.8212
01/01/2019 to 12/31/2019	64.334354	82.428656	1,595,970.0897

CONDENSED FINANCIAL INFORMATION (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2010 to 12/31/2010	11.710392	12.953375	1,279,024.5134
01/01/2011 to 12/31/2011	12.953375	13.765450	1,842,476.8200
01/01/2012 to 12/31/2012	13.765450	15.491582	2,617,770.3251
01/01/2013 to 12/31/2013	15.491582	19.209268	3,136,354.9882
01/01/2014 to 12/31/2014	19.209268	21.506943	3,133,800.3228
01/01/2015 to 12/31/2015	21.506943	20.276701	3,078,733.7451
01/01/2016 to 12/31/2016	20.276701	22.961515	2,905,164.7837
01/01/2017 to 12/31/2017	22.961515	26.961222	2,691,965.5086
01/01/2018 to 12/31/2018	26.961222	25.268853	2,315,822.2676
01/01/2019 to 12/31/2019	25.268853	32.761132	1,953,383.3887
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	14.150931	17.477201	396,885.6520
01/01/2011 to 12/31/2011	17.477201	17.482442	592,971.5855
01/01/2012 to 12/31/2012	17.482442	20.597525	810,232.6563
01/01/2013 to 12/31/2013	20.597525	29.882840	973,862.2688
01/01/2014 to 12/31/2014	29.882840	30.684505	1,014,590.0198
01/01/2015 to 12/31/2015	30.684505	28.948499	954,060.8336
01/01/2016 to 12/31/2016	28.948499	30.217645	942,136.6149
01/01/2017 to 12/31/2017	30.217645	37.048207	840,162.1666
01/01/2018 to 12/31/2018	37.048207	37.804376	700,822.7636
01/01/2019 to 12/31/2019	37.804376	47.320604	646,640.4122
QS Variable Conservative Growth Sub-Account (Class I)
05/03/2010 to 12/31/2010	16.368428	17.324178	102,088.8961
01/01/2011 to 12/31/2011	17.324178	17.292749	332,882.0577
01/01/2012 to 12/31/2012	17.292749	19.293732	454,222.2727
01/01/2013 to 12/31/2013	19.293732	21.953935	567,776.4567
01/01/2014 to 12/31/2014	21.953935	22.722420	560,516.7357
01/01/2015 to 12/31/2015	22.722420	22.152008	556,608.5589
01/01/2016 to 12/31/2016	22.152008	23.478993	527,009.8413
01/01/2017 to 12/31/2017	23.478993	26.303745	509,361.9593
01/01/2018 to 12/31/2018	26.303745	24.807507	468,466.2211
01/01/2019 to 12/31/2019	24.807507	28.725024	416,799.8795
QS Variable Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	12.679953	14.473884	1,442,897.9378
01/01/2011 to 12/31/2011	14.473884	13.950410	1,684,307.9565
01/01/2012 to 12/31/2012	13.950410	15.949086	1,767,225.1759
01/01/2013 to 12/31/2013	15.949086	19.904896	1,707,373.4513
01/01/2014 to 12/31/2014	19.904896	20.558296	1,628,354.3110
01/01/2015 to 12/31/2015	20.558296	19.829575	1,506,486.1735
01/01/2016 to 12/31/2016	19.829575	21.226235	1,373,143.8800
01/01/2017 to 12/31/2017	21.226235	24.991546	1,249,733.2247
01/01/2018 to 12/31/2018	24.991546	22.671361	1,094,486.3384
01/01/2019 to 12/31/2019	22.671361	27.417420	927,394.0205

CONDENSED FINANCIAL INFORMATION (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2010 to 12/31/2010	17.350454	19.672044	542,519.3518
01/01/2011 to 12/31/2011	19.672044	19.741211	742,657.8192
01/01/2012 to 12/31/2012	19.741211	23.044568	971,852.2205
01/01/2013 to 12/31/2013	23.044568	24.161094	1,123,031.7053
01/01/2014 to 12/31/2014	24.161094	23.562425	1,154,585.5844
01/01/2015 to 12/31/2015	23.562425	21.889026	1,125,444.9002
01/01/2016 to 12/31/2016	21.889026	24.965541	1,015,377.0648
01/01/2017 to 12/31/2017	24.965541	26.762729	963,792.6701
01/01/2018 to 12/31/2018	26.762729	25.366616	876,073.4570
01/01/2019 to 12/31/2019	25.366616	28.626705	754,081.9086
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2010 to 12/31/2010	27.238235	31.681622	330,085.7844
01/01/2011 to 12/31/2011	31.681622	29.431873	433,834.9014
01/01/2012 to 12/31/2012	29.431873	32.178558	496,743.5348
01/01/2013 to 12/31/2013	32.178558	42.145330	499,712.7978
01/01/2014 to 12/31/2014	42.145330	47.733745	472,893.4550
01/01/2015 to 12/31/2015	47.733745	44.101499	455,357.7770
01/01/2016 to 12/31/2016	44.101499	50.572020	433,195.9862
01/01/2017 to 12/31/2017	50.572020	56.316668	396,647.4892
01/01/2018 to 12/31/2018	56.316668	44.726091	364,196.0940
01/01/2019 to 12/31/2019	44.726091	56.519047	311,660.8291

CONDENSED FINANCIAL INFORMATION (continued)
1.45% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account (Series II) (formerly Oppenheimer Main Street Small Cap Fund®/VA Sub-Account (Series II))
01/01/2010 to 12/31/2010	13.934362	16.900452	6,548.3429
01/01/2011 to 12/31/2011	16.900452	16.260712	6,585.5855
01/01/2012 to 12/31/2012	16.260712	18.857206	8,663.9471
01/01/2013 to 12/31/2013	18.857206	26.136092	7,387.9554
01/01/2014 to 12/31/2014	26.136092	28.762088	6,016.2812
01/01/2015 to 12/31/2015	28.762088	26.620572	5,707.2506
01/01/2016 to 12/31/2016	26.620572	30.874097	4,830.7548
01/01/2017 to 12/31/2017	30.874097	34.664008	3,018.1133
01/01/2018 to 12/31/2018	34.664008	30.561927	2,393.7641
01/01/2019 to 12/31/2019	30.561927	37.993951	1,982.5481
Invesco V.I. Equity and Income Sub-Account (Series II)
01/01/2010 to 12/31/2010	14.043308	15.506536	29,144.8688
01/01/2011 to 12/31/2011	15.506536	15.085123	38,933.1993
01/01/2012 to 12/31/2012	15.085123	16.708603	41,557.5008
01/01/2013 to 12/31/2013	16.708603	20.566372	43,183.9980
01/01/2014 to 12/31/2014	20.566372	22.047451	46,591.8209
01/01/2015 to 12/31/2015	22.047451	21.168293	42,435.7147
01/01/2016 to 12/31/2016	21.168293	23.958833	38,595.6614
01/01/2017 to 12/31/2017	23.958833	26.160573	37,820.2018
01/01/2018 to 12/31/2018	26.160573	23.273844	31,171.3982
01/01/2019 to 12/31/2019	23.273844	27.528794	24,908.6311
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2010 to 12/31/2010	22.989907	25.516127	7,685.6596
01/01/2011 to 12/31/2011	25.516127	23.391008	9,337.0271
01/01/2012 to 12/31/2012	23.391008	26.569247	12,926.9533
01/01/2013 to 12/31/2013	26.569247	31.088433	16,208.6890
01/01/2014 to 12/31/2014	31.088433	30.668434	17,180.5801
01/01/2015 to 12/31/2015	30.668434	29.436243	17,391.0152
01/01/2016 to 12/31/2016	29.436243	28.810399	15,096.6574
01/01/2017 to 12/31/2017	28.810399	34.850493	11,980.3049
01/01/2018 to 12/31/2018	34.850493	29.123541	10,076.8206
01/01/2019 to 12/31/2019	29.123541	36.810083	7,221.7242
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2010 to 12/31/2010	15.637995	16.406209	9,198.2529
01/01/2011 to 12/31/2011	16.406209	17.157652	20,423.4456
01/01/2012 to 12/31/2012	17.157652	17.818041	23,690.4636
01/01/2013 to 12/31/2013	17.818041	17.182521	23,455.1260
01/01/2014 to 12/31/2014	17.182521	17.829047	23,703.7366
01/01/2015 to 12/31/2015	17.829047	17.620597	21,858.2048
01/01/2016 to 12/31/2016	17.620597	17.878291	18,968.1112
01/01/2017 to 12/31/2017	17.878291	18.267439	29,390.7503
01/01/2018 to 12/31/2018	18.267439	17.874722	14,376.6960
01/01/2019 to 12/31/2019	17.874722	19.266064	12,262.9121

CONDENSED FINANCIAL INFORMATION (continued)
1.45% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Global Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	24.843194	27.361898	3,817.5421
01/01/2011 to 12/31/2011	27.361898	24.572313	4,808.7213
01/01/2012 to 12/31/2012	24.572313	29.680835	7,037.4763
01/01/2013 to 12/31/2013	29.680835	37.789311	9,333.6259
01/01/2014 to 12/31/2014	37.789311	38.106900	7,994.1589
01/01/2015 to 12/31/2015	38.106900	40.163764	7,609.7657
01/01/2016 to 12/31/2016	40.163764	39.831484	6,892.4381
01/01/2017 to 12/31/2017	39.831484	51.615056	7,495.0616
01/01/2018 to 12/31/2018	51.615056	46.267705	6,965.5744
01/01/2019 to 12/31/2019	46.267705	61.688793	4,890.0020
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2010 to 12/31/2010	25.609244	30.898444	7,469.4119
01/01/2011 to 12/31/2011	30.898444	24.624013	6,400.4884
01/01/2012 to 12/31/2012	24.624013	28.679214	8,125.5847
01/01/2013 to 12/31/2013	28.679214	36.260014	7,964.8861
01/01/2014 to 12/31/2014	36.260014	36.496653	7,368.8201
01/01/2015 to 12/31/2015	36.496653	36.066858	6,788.6471
01/01/2016 to 12/31/2016	36.066858	36.293610	5,549.5162
01/01/2017 to 12/31/2017	36.293610	45.035854	3,686.8094
01/01/2018 to 12/31/2018	45.035854	39.702362	2,888.0803
01/01/2019 to 12/31/2019	39.702362	51.464299	2,824.7025
American Funds Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	132.411099	154.886143	3,635.3581
01/01/2011 to 12/31/2011	154.886143	146.131949	7,855.3466
01/01/2012 to 12/31/2012	146.131949	169.784391	9,673.2459
01/01/2013 to 12/31/2013	169.784391	217.714625	8,911.2561
01/01/2014 to 12/31/2014	217.714625	232.839494	7,758.4554
01/01/2015 to 12/31/2015	232.839494	245.226415	6,083.3784
01/01/2016 to 12/31/2016	245.226415	264.628377	4,961.2670
01/01/2017 to 12/31/2017	264.628377	334.624934	4,179.5768
01/01/2018 to 12/31/2018	334.624934	328.965788	3,616.5532
01/01/2019 to 12/31/2019	328.965788	424.009131	2,932.2203
American Funds Growth-Income Sub-Account (Class 2)
01/01/2010 to 12/31/2010	93.976807	103.208759	2,638.5604
01/01/2011 to 12/31/2011	103.208759	99.864573	5,286.5532
01/01/2012 to 12/31/2012	99.864573	115.626013	4,322.3386
01/01/2013 to 12/31/2013	115.626013	152.139809	3,950.4263
01/01/2014 to 12/31/2014	152.139809	165.896435	3,403.6578
01/01/2015 to 12/31/2015	165.896435	165.886981	2,713.0945
01/01/2016 to 12/31/2016	165.886981	182.336245	2,336.8227
01/01/2017 to 12/31/2017	182.336245	219.945196	2,225.2190
01/01/2018 to 12/31/2018	219.945196	212.888354	1,615.8919
01/01/2019 to 12/31/2019	212.888354	264.665551	1,313.9519
Brighthouse Funds Trust I
American Funds® Growth Sub-Account (Class C)
08/12/2013 to 12/31/2013	11.502113	12.793233	2,607.0285
01/01/2014 to 12/31/2014	12.793233	13.640962	7,099.4962
01/01/2015 to 12/31/2015	13.640962	14.317353	24,541.4867
01/01/2016 to 12/31/2016	14.317353	15.395294	41,664.5812
01/01/2017 to 12/31/2017	15.395294	19.408179	29,621.5497
01/01/2018 to 12/31/2018	19.408179	19.031816	30,179.3916
01/01/2019 to 12/31/2019	19.031816	24.448614	23,305.9952

CONDENSED FINANCIAL INFORMATION (continued)
1.45% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
04/30/2012 to 12/31/2012	22.212415	23.886740	7,944.6206
01/01/2013 to 12/31/2013	23.886740	25.740253	5,157.5022
01/01/2014 to 12/31/2014	25.740253	26.205737	4,605.6550
01/01/2015 to 12/31/2015	26.205737	24.783199	4,293.0030
01/01/2016 to 12/31/2016	24.783199	27.840842	3,971.1781
01/01/2017 to 12/31/2017	27.840842	29.570478	3,999.4952
01/01/2018 to 12/31/2018	29.570478	28.305119	3,773.7365
01/01/2019 to 12/31/2019	28.305119	32.041348	3,560.1304
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.292728	12.544531	15,445.3737
01/01/2011 to 12/31/2011	12.544531	10.051656	19,550.8782
01/01/2012 to 12/31/2012	10.051656	11.778142	38,795.3663
01/01/2013 to 12/31/2013	11.778142	11.030360	41,918.4367
01/01/2014 to 12/31/2014	11.030360	10.162634	39,147.8271
01/01/2015 to 12/31/2015	10.162634	8.632770	26,389.5773
01/01/2016 to 12/31/2016	8.632770	9.487161	21,293.0881
01/01/2017 to 12/31/2017	9.487161	11.999941	16,124.5485
01/01/2018 to 12/31/2018	11.999941	10.149098	13,317.9821
01/01/2019 to 12/31/2019	10.149098	12.078577	8,660.9696
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	17.612601	18.712430	13,022.4251
01/01/2015 to 12/31/2015	18.712430	18.184584	13,767.0679
01/01/2016 to 12/31/2016	18.184584	18.079469	12,253.0125
01/01/2017 to 12/31/2017	18.079469	19.734734	11,692.6775
01/01/2018 to 12/31/2018	19.734734	17.767556	10,971.2999
01/01/2019 to 12/31/2019	17.767556	21.856573	9,130.4481
Clarion Global Real Estate Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Real Estate (Series II))
01/01/2010 to 12/31/2010	6.769187	7.821969	6,976.4558
01/01/2011 to 12/31/2011	7.821969	7.190921	4,088.8241
01/01/2012 to 12/31/2012	7.190921	9.060365	20,173.5383
01/01/2013 to 12/31/2013	9.060365	9.147620	15,917.3536
01/01/2014 to 04/25/2014	9.147620	9.619296	0.0000
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2010 to 12/31/2010	35.776906	45.827824	1,209.7117
01/01/2011 to 12/31/2011	45.827824	47.843497	887.6516
01/01/2012 to 12/31/2012	47.843497	54.618242	1,602.5237
01/01/2013 to 12/31/2013	54.618242	54.937603	1,330.6183
01/01/2014 to 04/25/2014	54.937603	61.254183	0.0000
Harris Oakmark International Sub-Account (Class B)
04/30/2012 to 12/31/2012	18.502346	21.377120	0.0000
01/01/2013 to 12/31/2013	21.377120	27.493506	1,443.5804
01/01/2014 to 12/31/2014	27.493506	25.528787	2,095.0649
01/01/2015 to 12/31/2015	25.528787	24.023508	3,681.1064
01/01/2016 to 12/31/2016	24.023508	25.613994	3,654.8647
01/01/2017 to 12/31/2017	25.613994	32.928368	3,997.3817
01/01/2018 to 12/31/2018	32.928368	24.672089	4,040.8464
01/01/2019 to 12/31/2019	24.672089	30.279172	2,858.2492

CONDENSED FINANCIAL INFORMATION (continued)
1.45% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.071678	10.271292	14,110.3011
01/01/2011 to 12/31/2011	10.271292	9.975596	17,853.6342
01/01/2012 to 12/31/2012	9.975596	11.652167	14,777.5975
01/01/2013 to 12/31/2013	11.652167	15.549156	16,910.5322
01/01/2014 to 12/31/2014	15.549156	16.752475	58,291.7054
01/01/2015 to 12/31/2015	16.752475	15.525439	49,633.3389
01/01/2016 to 12/31/2016	15.525439	17.948893	45,285.1809
01/01/2017 to 12/31/2017	17.948893	20.879321	36,945.5419
01/01/2018 to 12/31/2018	20.879321	18.075944	29,578.6415
01/01/2019 to 12/31/2019	18.075944	22.261785	23,246.9971
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II))
01/01/2010 to 12/31/2010	21.125500	23.360109	9,789.9832
01/01/2011 to 12/31/2011	23.360109	22.503796	12,182.1806
01/01/2012 to 12/31/2012	22.503796	25.360343	16,242.1488
01/01/2013 to 12/31/2013	25.360343	33.435822	19,812.1357
01/01/2014 to 04/25/2014	33.435822	33.638656	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	16.239084	18.554643	867.9144
01/01/2011 to 12/31/2011	18.554643	16.750899	895.0086
01/01/2012 to 12/31/2012	16.750899	20.004342	887.3145
01/01/2013 to 12/31/2013	20.004342	25.062239	6,787.7055
01/01/2014 to 12/31/2014	25.062239	25.230657	6,145.7316
01/01/2015 to 12/31/2015	25.230657	25.846150	5,892.8150
01/01/2016 to 12/31/2016	25.846150	25.532953	5,252.7098
01/01/2017 to 12/31/2017	25.532953	34.411311	3,980.3786
01/01/2018 to 12/31/2018	34.411311	29.455443	3,678.5787
01/01/2019 to 12/31/2019	29.455443	38.195819	3,524.9565
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.215595	10.813119	4,104.7541
01/01/2011 to 04/29/2011	10.813119	12.062219	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
05/03/2010 to 12/31/2010	8.702901	9.108319	0.0000
01/01/2011 to 12/31/2011	9.108319	8.358299	3,673.7891
01/01/2012 to 12/31/2012	8.358299	10.067294	10,551.3433
01/01/2013 to 04/26/2013	10.067294	10.700888	0.0000
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.728957	15.830719	1,956.0395
01/01/2011 to 12/31/2011	15.830719	15.434620	2,246.7125
01/01/2012 to 12/31/2012	15.434620	17.984488	3,229.2490
01/01/2013 to 12/31/2013	17.984488	24.847179	9,889.0315
01/01/2014 to 12/31/2014	24.847179	26.426854	6,158.5761
01/01/2015 to 12/31/2015	26.426854	25.601123	7,055.2145
01/01/2016 to 12/31/2016	25.601123	28.117877	5,575.6160
01/01/2017 to 12/31/2017	28.117877	34.734902	4,285.6510
01/01/2018 to 12/31/2018	34.734902	31.134896	3,627.7035
01/01/2019 to 12/31/2019	31.134896	38.177091	3,489.4577

CONDENSED FINANCIAL INFORMATION (continued)
1.45% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
04/30/2012 to 12/31/2012	14.181484	14.561400	0.0000
01/01/2013 to 12/31/2013	14.561400	16.810021	0.0000
01/01/2014 to 12/31/2014	16.810021	17.142493	1,776.0452
01/01/2015 to 12/31/2015	17.142493	17.103167	2,314.7617
01/01/2016 to 12/31/2016	17.103167	17.662263	2,264.7956
01/01/2017 to 12/31/2017	17.662263	21.407362	2,255.1956
01/01/2018 to 12/31/2018	21.407362	19.960817	0.0000
01/01/2019 to 12/31/2019	19.960817	25.088671	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
05/02/2011 to 12/31/2011	8.444876	7.651917	13,494.2141
01/01/2012 to 12/31/2012	7.651917	8.936922	13,245.1114
01/01/2013 to 12/31/2013	8.936922	12.825067	9,510.6704
01/01/2014 to 12/31/2014	12.825067	15.028614	5,802.6743
01/01/2015 to 12/31/2015	15.028614	14.214388	5,553.8860
01/01/2016 to 12/31/2016	14.214388	14.385315	5,734.3628
01/01/2017 to 12/31/2017	14.385315	16.788895	4,758.5718
01/01/2018 to 12/31/2018	16.788895	15.378035	4,656.2793
01/01/2019 to 12/31/2019	15.378035	18.728980	4,647.8272
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.295313	6.659839	16,343.5977
01/01/2011 to 04/29/2011	6.659839	7.080322	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	13.148474	14.437271	2,326.3921
01/01/2011 to 12/31/2011	14.437271	12.705236	2,703.7820
01/01/2012 to 12/31/2012	12.705236	14.613502	2,720.4679
01/01/2013 to 12/31/2013	14.613502	17.176851	3,135.1582
01/01/2014 to 12/31/2014	17.176851	15.753059	3,426.5280
01/01/2015 to 12/31/2015	15.753059	15.250886	3,014.1115
01/01/2016 to 12/31/2016	15.250886	14.899781	2,548.1220
01/01/2017 to 12/31/2017	14.899781	18.820710	2,655.0552
01/01/2018 to 12/31/2018	18.820710	15.952234	2,564.3909
01/01/2019 to 12/31/2019	15.952234	20.174382	2,551.9300
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.611317	13.814502	7,794.3255
01/01/2011 to 12/31/2011	13.814502	12.673547	6,200.2240
01/01/2012 to 12/31/2012	12.673547	13.649509	13,558.4624
01/01/2013 to 12/31/2013	13.649509	18.702994	13,750.5196
01/01/2014 to 12/31/2014	18.702994	18.620717	14,417.6125
01/01/2015 to 12/31/2015	18.620717	17.430863	14,705.5565
01/01/2016 to 12/31/2016	17.430863	15.726475	12,470.1089
01/01/2017 to 12/31/2017	15.726475	21.687484	9,583.2927
01/01/2018 to 12/31/2018	21.687484	23.543238	7,490.5658
01/01/2019 to 12/31/2019	23.543238	32.516118	5,306.6083
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	44.257261	48.331973	5,784.9626
01/01/2015 to 12/31/2015	48.331973	45.975896	6,100.9493
01/01/2016 to 12/31/2016	45.975896	52.590822	5,492.7330
01/01/2017 to 12/31/2017	52.590822	60.683783	5,376.4837
01/01/2018 to 12/31/2018	60.683783	54.385638	4,201.4815
01/01/2019 to 12/31/2019	54.385638	67.869715	2,945.0684

CONDENSED FINANCIAL INFORMATION (continued)
1.45% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2010 to 12/31/2010	28.016984	32.199039	7,454.6268
01/01/2011 to 12/31/2011	32.199039	29.770024	5,959.0038
01/01/2012 to 12/31/2012	29.770024	33.733974	4,618.1823
01/01/2013 to 12/31/2013	33.733974	43.943174	6,102.2462
01/01/2014 to 04/25/2014	43.943174	44.193163	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - UIF U.S. Mid Cap Value Sub-Account Class II))

01/01/2010 to 12/31/2010	8.702570	10.479974	4,879.7164
01/01/2011 to 12/31/2011	10.479974	10.414796	3,663.0948
01/01/2012 to 12/31/2012	10.414796	12.016795	5,596.2582
01/01/2013 to 12/31/2013	12.016795	15.862801	7,345.8446
01/01/2014 to 04/25/2014	15.862801	15.854474	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
04/28/2014 to 12/31/2014	34.994432	37.909890	4,403.4339
01/01/2015 to 12/31/2015	37.909890	34.008377	4,586.0262
01/01/2016 to 12/31/2016	34.008377	38.715689	4,301.2924
01/01/2017 to 12/31/2017	38.715689	41.775570	3,495.6561
01/01/2018 to 12/31/2018	41.775570	36.993249	3,261.2723
01/01/2019 to 12/31/2019	36.993249	47.028943	2,091.9556
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class B)
04/30/2012 to 12/31/2012	55.584831	57.778696	865.5927
01/01/2013 to 12/31/2013	57.778696	56.373151	810.7920
01/01/2014 to 12/31/2014	56.373151	59.345366	5,902.0073
01/01/2015 to 12/31/2015	59.345366	58.690429	6,345.0641
01/01/2016 to 12/31/2016	58.690429	59.503156	4,106.2633
01/01/2017 to 12/31/2017	59.503156	60.906124	4,079.3939
01/01/2018 to 12/31/2018	60.906124	59.655304	4,210.6826
01/01/2019 to 12/31/2019	59.655304	64.413541	1,202.2803
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2010 to 12/31/2010	11.277097	13.317822	0.0000
01/01/2011 to 12/31/2011	13.317822	11.952188	0.0000
01/01/2012 to 12/31/2012	11.952188	13.472262	0.0000
01/01/2013 to 12/31/2013	13.472262	17.822156	0.0000
01/01/2014 to 12/31/2014	17.822156	19.128572	0.0000
01/01/2015 to 12/31/2015	19.128572	20.037023	0.0000
01/01/2016 to 12/31/2016	20.037023	19.765439	0.0000
01/01/2017 to 12/31/2017	19.765439	26.091931	0.0000
01/01/2018 to 12/31/2018	26.091931	26.337717	0.0000
01/01/2019 to 12/31/2019	26.337717	34.486579	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
08/12/2013 to 12/31/2013	22.045399	21.922264	0.0000
01/01/2014 to 12/31/2014	21.922264	21.606697	0.0000
01/01/2015 to 12/31/2015	21.606697	21.295671	1,279.6177
01/01/2016 to 12/31/2016	21.295671	21.012661	2,329.6162
01/01/2017 to 12/31/2017	21.012661	20.842450	2,199.1267
01/01/2018 to 12/31/2018	20.842450	20.858959	2,068.8286
01/01/2019 to 12/31/2019	20.858959	20.944820	1,946.7097

CONDENSED FINANCIAL INFORMATION (continued)
1.45% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
05/03/2010 to 12/31/2010	13.568555	13.438741	5,147.9448
01/01/2011 to 12/31/2011	13.438741	13.245818	3,776.6468
01/01/2012 to 12/31/2012	13.245818	13.054109	605.8320
01/01/2013 to 12/31/2013	13.054109	12.866198	623.5301
01/01/2014 to 12/31/2014	12.866198	12.680991	579.9579
01/01/2015 to 12/31/2015	12.680991	12.498450	570.5248
01/01/2016 to 12/31/2016	12.498450	12.343247	524.5094
01/01/2017 to 12/31/2017	12.343247	12.255990	0.0000
01/01/2018 to 12/31/2018	12.255990	12.279948	0.0000
01/01/2019 to 12/31/2019	12.279948	12.343711	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class E) (formerly Legg Mason Partners Variable Income Trust - Legg Mason Western Asset Variable Money Market Sub-Account))
01/01/2010 to 04/30/2010	13.634278	13.570172	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	53.910079	54.952918	5,083.8408
01/01/2017 to 12/31/2017	54.952918	64.492589	4,483.5574
01/01/2018 to 12/31/2018	64.492589	63.503402	3,343.4582
01/01/2019 to 12/31/2019	63.503402	81.953052	2,030.6315
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2010 to 12/31/2010	16.365358	18.746507	7,166.7508
01/01/2011 to 12/31/2011	18.746507	17.636973	10,164.1946
01/01/2012 to 12/31/2012	17.636973	19.222645	13,003.7326
01/01/2013 to 12/31/2013	19.222645	25.212665	14,962.5117
01/01/2014 to 12/31/2014	25.212665	27.622354	13,993.8876
01/01/2015 to 12/31/2015	27.622354	27.241950	12,836.5445
01/01/2016 to 04/29/2016	27.241950	27.416515	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	51.154346	52.049952	1,349.6774
01/01/2017 to 12/31/2017	52.049952	60.952529	789.6115
01/01/2018 to 12/31/2018	60.952529	59.858277	612.1710
01/01/2019 to 12/31/2019	59.858277	77.075833	454.7369
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
08/12/2013 to 12/31/2013	11.860119	12.956508	5,066.8194
01/01/2014 to 12/31/2014	12.956508	14.165969	4,979.2793
01/01/2015 to 12/31/2015	14.165969	13.927065	7,235.6248
01/01/2016 to 04/29/2016	13.927065	14.011740	0.0000
Jennison Growth Sub-Account (Class B)
04/30/2012 to 12/31/2012	14.312416	13.793628	4,779.6929
01/01/2013 to 12/31/2013	13.793628	18.588902	4,291.4502
01/01/2014 to 12/31/2014	18.588902	19.923217	3,584.3171
01/01/2015 to 12/31/2015	19.923217	21.706030	3,113.5694
01/01/2016 to 12/31/2016	21.706030	21.365815	3,123.5718
01/01/2017 to 12/31/2017	21.365815	28.848674	2,734.2762
01/01/2018 to 12/31/2018	28.848674	28.463484	2,454.7356
01/01/2019 to 12/31/2019	28.463484	37.169912	1,409.1546
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.761099	8.368220	4,306.0861
01/01/2011 to 12/31/2011	8.368220	8.134137	5,733.2461
01/01/2012 to 04/27/2012	8.134137	9.149388	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.45% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	31.233560	32.417037	26,061.1383
01/01/2017 to 12/31/2017	32.417037	34.580344	23,490.7770
01/01/2018 to 12/31/2018	34.580344	32.785701	20,043.8972
01/01/2019 to 12/31/2019	32.785701	36.995169	16,846.4115
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2010 to 12/31/2010	22.705358	25.103319	27,281.1634
01/01/2011 to 12/31/2011	25.103319	25.640772	31,679.7111
01/01/2012 to 12/31/2012	25.640772	28.207432	41,824.4891
01/01/2013 to 12/31/2013	28.207432	28.230853	46,951.3541
01/01/2014 to 12/31/2014	28.230853	29.099871	40,460.0359
01/01/2015 to 12/31/2015	29.099871	28.309385	38,040.6499
01/01/2016 to 04/29/2016	28.309385	29.032595	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.671271	30.765412	4,297.5960
01/01/2017 to 12/31/2017	30.765412	32.729194	3,760.5884
01/01/2018 to 12/31/2018	32.729194	30.957500	3,532.6265
01/01/2019 to 12/31/2019	30.957500	34.855044	2,742.3943
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class B))
08/12/2013 to 12/31/2013	2.661063	2.688049	8,049.5673
01/01/2014 to 12/31/2014	2.688049	2.765848	41,470.6916
01/01/2015 to 12/31/2015	2.765848	2.682965	56,414.6169
01/01/2016 to 04/29/2016	2.682965	2.748522	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.578451	17.237304	19,769.9641
01/01/2011 to 12/31/2011	17.237304	17.884454	14,188.9157
01/01/2012 to 12/31/2012	17.884454	18.162855	17,131.9707
01/01/2013 to 12/31/2013	18.162855	17.739353	19,761.3507
01/01/2014 to 12/31/2014	17.739353	17.929862	20,218.2575
01/01/2015 to 12/31/2015	17.929862	17.726029	20,696.2396
01/01/2016 to 12/31/2016	17.726029	17.649301	17,970.2783
01/01/2017 to 12/31/2017	17.649301	17.687486	14,447.3510
01/01/2018 to 12/31/2018	17.687486	17.553099	14,243.3662
01/01/2019 to 12/31/2019	17.553099	18.300404	12,923.9276
Fidelity ® Variable Insurance Products
Contrafund ® Sub-Account (Service Class 2)
08/12/2013 to 12/31/2013	5.196231	5.728812	18,394.6660
01/01/2014 to 12/31/2014	5.728812	6.304406	39,236.0800
01/01/2015 to 12/31/2015	6.304406	6.239468	40,587.6605
01/01/2016 to 12/31/2016	6.239468	6.625032	41,336.9005
01/01/2017 to 12/31/2017	6.625032	7.939596	38,199.6355
01/01/2018 to 12/31/2018	7.939596	7.305096	36,272.3519
01/01/2019 to 12/31/2019	7.305096	9.451737	32,300.1655

CONDENSED FINANCIAL INFORMATION (continued)
1.45% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Contrafund ® Sub-Account (Service Class)
01/01/2010 to 12/31/2010	35.658560	41.158553	5,928.3570
01/01/2011 to 12/31/2011	41.158553	39.497520	7,466.3304
01/01/2012 to 12/31/2012	39.497520	45.274337	10,925.8274
01/01/2013 to 12/31/2013	45.274337	58.520928	14,521.8197
01/01/2014 to 12/31/2014	58.520928	64.494234	13,243.0117
01/01/2015 to 12/31/2015	64.494234	63.920443	10,395.5969
01/01/2016 to 12/31/2016	63.920443	67.984874	9,010.9567
01/01/2017 to 12/31/2017	67.984874	81.592247	8,248.3562
01/01/2018 to 12/31/2018	81.592247	75.194682	7,563.1644
01/01/2019 to 12/31/2019	75.194682	97.420220	5,823.5029
Mid Cap Sub-Account (Service Class 2)
01/01/2010 to 12/31/2010	33.619266	42.603113	6,609.0188
01/01/2011 to 12/31/2011	42.603113	37.433785	10,697.4885
01/01/2012 to 12/31/2012	37.433785	42.264715	13,294.3338
01/01/2013 to 12/31/2013	42.264715	56.598659	15,461.4490
01/01/2014 to 12/31/2014	56.598659	59.148650	13,382.9697
01/01/2015 to 12/31/2015	59.148650	57.347680	13,033.5388
01/01/2016 to 12/31/2016	57.347680	63.261465	11,401.2565
01/01/2017 to 12/31/2017	63.261465	75.158968	10,052.6320
01/01/2018 to 12/31/2018	75.158968	63.128627	7,717.7812
01/01/2019 to 12/31/2019	63.128627	76.637749	6,821.1887
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	42.457758	47.150092	3,364.0831
01/01/2011 to 12/31/2011	47.150092	47.580855	10,777.1188
01/01/2012 to 12/31/2012	47.580855	52.825586	13,401.6369
01/01/2013 to 12/31/2013	52.825586	59.323879	11,491.9646
01/01/2014 to 12/31/2014	59.323879	61.168817	10,919.3788
01/01/2015 to 12/31/2015	61.168817	56.035274	9,854.0013
01/01/2016 to 12/31/2016	56.035274	62.973667	7,027.1149
01/01/2017 to 12/31/2017	62.973667	68.073803	6,554.8528
01/01/2018 to 12/31/2018	68.073803	64.200967	5,112.5170
01/01/2019 to 12/31/2019	64.200967	73.438405	3,474.2043
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	18.540252	20.319207	4,444.6293
01/01/2011 to 12/31/2011	20.319207	19.818607	6,740.7741
01/01/2012 to 12/31/2012	19.818607	22.314001	10,049.6229
01/01/2013 to 12/31/2013	22.314001	28.208377	9,375.8877
01/01/2014 to 12/31/2014	28.208377	29.782441	8,399.9003
01/01/2015 to 12/31/2015	29.782441	27.904606	7,114.6834
01/01/2016 to 12/31/2016	27.904606	31.919402	4,344.2596
01/01/2017 to 12/31/2017	31.919402	34.087487	3,269.2492
01/01/2018 to 12/31/2018	34.087487	30.548215	3,252.7160
01/01/2019 to 12/31/2019	30.548215	36.904716	2,469.7371

CONDENSED FINANCIAL INFORMATION (continued)
1.45% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Small Cap Value VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	7.366390	9.309503	1,749.8993
01/01/2011 to 12/31/2011	9.309503	8.830722	10,502.9617
01/01/2012 to 12/31/2012	8.830722	10.303272	25,539.9266
01/01/2013 to 12/31/2013	10.303272	13.835040	26,378.7868
01/01/2014 to 12/31/2014	13.835040	13.713736	26,693.3288
01/01/2015 to 12/31/2015	13.713736	12.517857	20,718.2436
01/01/2016 to 12/31/2016	12.517857	16.062170	21,661.9774
01/01/2017 to 12/31/2017	16.062170	17.517961	10,460.0410
01/01/2018 to 12/31/2018	17.517961	15.041275	10,172.0320
01/01/2019 to 12/31/2019	15.041275	18.730816	7,265.5127
Templeton Global Bond VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	15.432789	17.408428	16,769.8510
01/01/2011 to 12/31/2011	17.408428	17.009028	25,680.8424
01/01/2012 to 12/31/2012	17.009028	19.288468	26,762.0355
01/01/2013 to 12/31/2013	19.288468	19.320531	31,840.3304
01/01/2014 to 12/31/2014	19.320531	19.391480	25,964.0147
01/01/2015 to 12/31/2015	19.391480	18.289574	21,206.1471
01/01/2016 to 12/31/2016	18.289574	18.556004	17,926.2495
01/01/2017 to 12/31/2017	18.556004	18.641829	14,421.0883
01/01/2018 to 12/31/2018	18.641829	18.728038	13,786.0898
01/01/2019 to 12/31/2019	18.728038	18.830018	12,272.4110
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	11.413068	14.062270	11,487.7453
01/01/2011 to 12/31/2011	14.062270	14.202703	6,709.2443
01/01/2012 to 12/31/2012	14.202703	16.617968	8,988.7123
01/01/2013 to 12/31/2013	16.617968	24.204839	12,062.4245
01/01/2014 to 12/31/2014	24.204839	28.721882	13,232.4297
01/01/2015 to 12/31/2015	28.721882	27.817135	19,094.6866
01/01/2016 to 12/31/2016	27.817135	27.746497	21,682.1824
01/01/2017 to 12/31/2017	27.746497	31.803357	12,923.1896
01/01/2018 to 12/31/2018	31.803357	28.727425	9,751.2067
01/01/2019 to 12/31/2019	28.727425	35.413086	8,399.5275
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2010 to 12/31/2010	28.167347	31.267288	9,715.8589
01/01/2011 to 12/31/2011	31.267288	31.620639	7,401.3409
01/01/2012 to 12/31/2012	31.620639	36.133506	8,067.9323
01/01/2013 to 12/31/2013	36.133506	46.297865	10,193.5499
01/01/2014 to 12/31/2014	46.297865	50.647749	10,051.1304
01/01/2015 to 12/31/2015	50.647749	50.717333	11,310.9226
01/01/2016 to 12/31/2016	50.717333	54.870509	9,716.5887
01/01/2017 to 12/31/2017	54.870509	64.653860	8,361.5052
01/01/2018 to 12/31/2018	64.653860	62.608524	6,888.9741
01/01/2019 to 12/31/2019	62.608524	80.137270	4,586.0403

CONDENSED FINANCIAL INFORMATION (continued)
1.45% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2010 to 12/31/2010	11.625727	12.846880	4,010.2134
01/01/2011 to 12/31/2011	12.846880	13.638666	2,822.0112
01/01/2012 to 12/31/2012	13.638666	15.333481	6,325.1884
01/01/2013 to 12/31/2013	15.333481	18.994232	7,423.4141
01/01/2014 to 12/31/2014	18.994232	21.244931	8,767.3470
01/01/2015 to 12/31/2015	21.244931	20.009650	11,230.5968
01/01/2016 to 12/31/2016	20.009650	22.636465	7,363.9054
01/01/2017 to 12/31/2017	22.636465	26.553074	6,886.6671
01/01/2018 to 12/31/2018	26.553074	24.861298	6,615.1716
01/01/2019 to 12/31/2019	24.861298	32.200530	7,096.8491
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	14.007610	17.282918	0.0000
01/01/2011 to 12/31/2011	17.282918	17.270849	286.5695
01/01/2012 to 12/31/2012	17.270849	20.327788	1,190.0379
01/01/2013 to 12/31/2013	20.327788	29.462062	1,058.1098
01/01/2014 to 12/31/2014	29.462062	30.222190	1,781.8473
01/01/2015 to 12/31/2015	30.222190	28.483826	2,236.9482
01/01/2016 to 12/31/2016	28.483826	29.702879	3,047.8637
01/01/2017 to 12/31/2017	29.702879	36.380806	1,777.7417
01/01/2018 to 12/31/2018	36.380806	37.086020	1,537.4709
01/01/2019 to 12/31/2019	37.086020	46.375024	1,434.6518
QS Variable Conservative Growth Sub-Account (Class I)
05/03/2010 to 12/31/2010	16.153025	17.084871	0.0000
01/01/2011 to 12/31/2011	17.084871	17.036867	0.0000
01/01/2012 to 12/31/2012	17.036867	18.989144	1,114.6900
01/01/2013 to 12/31/2013	18.989144	21.585760	1,110.3224
01/01/2014 to 12/31/2014	21.585760	22.319023	2,195.4578
01/01/2015 to 12/31/2015	22.319023	21.736981	2,025.7757
01/01/2016 to 12/31/2016	21.736981	23.016080	1,414.7791
01/01/2017 to 12/31/2017	23.016080	25.759447	1,035.2998
01/01/2018 to 12/31/2018	25.759447	24.269744	1,040.4169
01/01/2019 to 12/31/2019	24.269744	28.074255	1,049.7809
QS Variable Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	12.517257	14.273902	3,397.0049
01/01/2011 to 12/31/2011	14.273902	13.743934	2,436.5631
01/01/2012 to 12/31/2012	13.743934	15.697242	2,208.3252
01/01/2013 to 12/31/2013	15.697242	19.571019	2,065.8271
01/01/2014 to 12/31/2014	19.571019	20.193250	1,953.3648
01/01/2015 to 12/31/2015	20.193250	19.457992	1,713.3088
01/01/2016 to 12/31/2016	19.457992	20.807664	1,614.8652
01/01/2017 to 12/31/2017	20.807664	24.474320	1,490.1544
01/01/2018 to 12/31/2018	24.474320	22.179825	1,389.4998
01/01/2019 to 12/31/2019	22.179825	26.796179	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.45% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2010 to 12/31/2010	17.149050	19.424267	2,069.2673
01/01/2011 to 12/31/2011	19.424267	19.473127	5,437.8214
01/01/2012 to 12/31/2012	19.473127	22.708789	8,674.2565
01/01/2013 to 12/31/2013	22.708789	23.785249	8,884.8681
01/01/2014 to 12/31/2014	23.785249	23.172701	6,612.5106
01/01/2015 to 12/31/2015	23.172701	21.505450	6,318.5731
01/01/2016 to 12/31/2016	21.505450	24.503544	5,321.2131
01/01/2017 to 12/31/2017	24.503544	26.241298	4,915.6693
01/01/2018 to 12/31/2018	26.241298	24.847378	4,246.2400
01/01/2019 to 12/31/2019	24.847378	28.012712	3,015.7744
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2010 to 12/31/2010	26.836753	31.183477	157.2265
01/01/2011 to 12/31/2011	31.183477	28.940188	794.6538
01/01/2012 to 12/31/2012	28.940188	31.609192	667.5883
01/01/2013 to 12/31/2013	31.609192	41.358261	1,186.8576
01/01/2014 to 12/31/2014	41.358261	46.795490	1,403.3048
01/01/2015 to 12/31/2015	46.795490	43.191401	1,504.6336
01/01/2016 to 12/31/2016	43.191401	49.478909	766.5341
01/01/2017 to 12/31/2017	49.478909	55.044495	769.5346
01/01/2018 to 12/31/2018	55.044495	43.671749	695.4846
01/01/2019 to 12/31/2019	43.671749	55.131558	483.5652

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account (Series II) (formerly Oppenheimer Main Street Small Cap Fund®/VA Sub-Account (Series II))
01/01/2010 to 12/31/2010	13.875444	16.820570	1,211,771.9544
01/01/2011 to 12/31/2011	16.820570	16.175760	1,467,443.3584
01/01/2012 to 12/31/2012	16.175760	18.749243	1,492,657.6240
01/01/2013 to 12/31/2013	18.749243	25.973451	1,390,348.1760
01/01/2014 to 12/31/2014	25.973451	28.568786	1,328,509.4117
01/01/2015 to 12/31/2015	28.568786	26.428409	1,260,814.5875
01/01/2016 to 12/31/2016	26.428409	30.635881	1,167,929.5399
01/01/2017 to 12/31/2017	30.635881	34.379370	1,056,106.7428
01/01/2018 to 12/31/2018	34.379370	30.295687	927,315.2004
01/01/2019 to 12/31/2019	30.295687	37.644102	839,278.9669
Invesco V.I. Equity and Income Sub-Account (Series II)
01/01/2010 to 12/31/2010	13.996487	15.447100	5,844,985.9366
01/01/2011 to 12/31/2011	15.447100	15.019789	7,490,541.4534
01/01/2012 to 12/31/2012	15.019789	16.627859	8,304,456.5151
01/01/2013 to 12/31/2013	16.627859	20.456736	8,711,607.1597
01/01/2014 to 12/31/2014	20.456736	21.918933	8,637,016.2608
01/01/2015 to 12/31/2015	21.918933	21.034353	8,338,696.9885
01/01/2016 to 12/31/2016	21.034353	23.795311	7,924,322.1607
01/01/2017 to 12/31/2017	23.795311	25.969047	7,473,895.5989
01/01/2018 to 12/31/2018	25.969047	23.091807	6,889,070.2273
01/01/2019 to 12/31/2019	23.091807	27.299797	6,187,804.4325
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2010 to 12/31/2010	22.799138	25.291732	1,258,774.3360
01/01/2011 to 12/31/2011	25.291732	23.173700	1,906,527.4457
01/01/2012 to 12/31/2012	23.173700	26.309161	2,393,525.3149
01/01/2013 to 12/31/2013	26.309161	30.768692	2,632,690.2180
01/01/2014 to 12/31/2014	30.768692	30.337800	2,638,161.6632
01/01/2015 to 12/31/2015	30.337800	29.104295	2,598,027.5987
01/01/2016 to 12/31/2016	29.104295	28.471235	2,578,323.6175
01/01/2017 to 12/31/2017	28.471235	34.423028	2,385,520.2668
01/01/2018 to 12/31/2018	34.423028	28.751813	2,339,008.4121
01/01/2019 to 12/31/2019	28.751813	36.322044	2,009,797.9889
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2010 to 12/31/2010	15.539197	16.294392	1,304,424.3418
01/01/2011 to 12/31/2011	16.294392	17.032201	1,651,499.5613
01/01/2012 to 12/31/2012	17.032201	17.678853	1,907,512.1162
01/01/2013 to 12/31/2013	17.678853	17.039755	2,146,729.8411
01/01/2014 to 12/31/2014	17.039755	17.672051	2,137,353.8632
01/01/2015 to 12/31/2015	17.672051	17.456686	2,086,127.8698
01/01/2016 to 12/31/2016	17.456686	17.703108	1,936,751.5526
01/01/2017 to 12/31/2017	17.703108	18.079407	1,919,357.5518
01/01/2018 to 12/31/2018	18.079407	17.681819	1,743,265.7435
01/01/2019 to 12/31/2019	17.681819	19.048600	1,552,970.6461

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Global Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	24.685579	27.174697	1,347,501.6327
01/01/2011 to 12/31/2011	27.174697	24.391985	1,624,466.3872
01/01/2012 to 12/31/2012	24.391985	29.448187	1,870,908.3383
01/01/2013 to 12/31/2013	29.448187	37.474334	1,926,226.3822
01/01/2014 to 12/31/2014	37.474334	37.770339	1,873,230.6740
01/01/2015 to 12/31/2015	37.770339	39.789091	1,700,149.5506
01/01/2016 to 12/31/2016	39.789091	39.440143	1,638,388.3265
01/01/2017 to 12/31/2017	39.440143	51.082435	1,429,247.7715
01/01/2018 to 12/31/2018	51.082435	45.767176	1,323,203.9963
01/01/2019 to 12/31/2019	45.767176	60.990877	1,139,318.3803
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2010 to 12/31/2010	25.460118	30.703147	529,585.9097
01/01/2011 to 12/31/2011	30.703147	24.456125	726,668.6583
01/01/2012 to 12/31/2012	24.456125	28.469336	851,258.5751
01/01/2013 to 12/31/2013	28.469336	35.976639	854,253.5686
01/01/2014 to 12/31/2014	35.976639	36.193280	853,547.7556
01/01/2015 to 12/31/2015	36.193280	35.749125	805,290.9430
01/01/2016 to 12/31/2016	35.749125	35.955856	777,459.9183
01/01/2017 to 12/31/2017	35.955856	44.594471	699,860.8085
01/01/2018 to 12/31/2018	44.594471	39.293424	632,187.6088
01/01/2019 to 12/31/2019	39.293424	50.908702	541,528.3648
American Funds Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	130.706488	152.815675	721,234.5594
01/01/2011 to 12/31/2011	152.815675	144.106404	848,626.8310
01/01/2012 to 12/31/2012	144.106404	167.346709	930,394.1179
01/01/2013 to 12/31/2013	167.346709	214.481339	919,156.5445
01/01/2014 to 12/31/2014	214.481339	229.266658	845,538.3144
01/01/2015 to 12/31/2015	229.266658	241.342519	744,097.5190
01/01/2016 to 12/31/2016	241.342519	260.306750	671,514.7559
01/01/2017 to 12/31/2017	260.306750	328.995885	575,207.1775
01/01/2018 to 12/31/2018	328.995885	323.268930	479,161.5436
01/01/2019 to 12/31/2019	323.268930	416.457672	407,582.4244
American Funds Growth-Income Sub-Account (Class 2)
01/01/2010 to 12/31/2010	92.767065	101.829179	441,152.6994
01/01/2011 to 12/31/2011	101.829179	98.480424	504,589.5690
01/01/2012 to 12/31/2012	98.480424	113.965999	532,773.5138
01/01/2013 to 12/31/2013	113.965999	149.880499	522,232.5149
01/01/2014 to 12/31/2014	149.880499	163.350958	490,277.9046
01/01/2015 to 12/31/2015	163.350958	163.259796	464,243.8955
01/01/2016 to 12/31/2016	163.259796	179.358671	434,000.0384
01/01/2017 to 12/31/2017	179.358671	216.245449	387,734.1861
01/01/2018 to 12/31/2018	216.245449	209.201819	337,233.9249
01/01/2019 to 12/31/2019	209.201819	259.952127	294,891.4016
Brighthouse Funds Trust I
American Funds® Growth Sub-Account (Class C)
08/12/2013 to 12/31/2013	11.471569	12.756792	1,694,245.0337
01/01/2014 to 12/31/2014	12.756792	13.595291	2,176,664.8310
01/01/2015 to 12/31/2015	13.595291	14.262268	2,631,698.3359
01/01/2016 to 12/31/2016	14.262268	15.328379	2,822,401.7316
01/01/2017 to 12/31/2017	15.328379	19.314177	2,801,167.7831
01/01/2018 to 12/31/2018	19.314177	18.930091	2,751,073.7014
01/01/2019 to 12/31/2019	18.930091	24.305756	2,687,845.0431

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
04/30/2012 to 12/31/2012	22.038621	23.691878	425,421.9648
01/01/2013 to 12/31/2013	23.691878	25.517482	550,674.6322
01/01/2014 to 12/31/2014	25.517482	25.965923	548,544.7489
01/01/2015 to 12/31/2015	25.965923	24.544095	577,493.2192
01/01/2016 to 12/31/2016	24.544095	27.558429	571,202.9498
01/01/2017 to 12/31/2017	27.558429	29.255899	556,918.5120
01/01/2018 to 12/31/2018	29.255899	27.989892	527,578.3658
01/01/2019 to 12/31/2019	27.989892	31.668644	506,868.8064
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.273766	12.515157	1,824,961.8202
01/01/2011 to 12/31/2011	12.515157	10.023099	2,738,699.0357
01/01/2012 to 12/31/2012	10.023099	11.738767	3,276,569.2968
01/01/2013 to 12/31/2013	11.738767	10.987975	3,911,801.6936
01/01/2014 to 12/31/2014	10.987975	10.118507	4,235,651.7440
01/01/2015 to 12/31/2015	10.118507	8.590973	4,558,591.6078
01/01/2016 to 12/31/2016	8.590973	9.436499	4,289,804.7797
01/01/2017 to 12/31/2017	9.436499	11.929904	3,982,580.4196
01/01/2018 to 12/31/2018	11.929904	10.084773	3,950,261.0070
01/01/2019 to 12/31/2019	10.084773	11.996011	3,463,841.1392
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	17.524570	18.612590	2,462,248.0313
01/01/2015 to 12/31/2015	18.612590	18.078496	2,263,389.6494
01/01/2016 to 12/31/2016	18.078496	17.964995	2,088,879.1488
01/01/2017 to 12/31/2017	17.964995	19.599985	2,045,414.7928
01/01/2018 to 12/31/2018	19.599985	17.637343	1,891,765.8198
01/01/2019 to 12/31/2019	17.637343	21.685526	1,614,114.5381
Clarion Global Real Estate Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Real Estate (Series II))
01/01/2010 to 12/31/2010	6.758705	7.805950	282,943.5392
01/01/2011 to 12/31/2011	7.805950	7.172604	497,219.1652
01/01/2012 to 12/31/2012	7.172604	9.032738	678,836.7679
01/01/2013 to 12/31/2013	9.032738	9.115156	876,258.5274
01/01/2014 to 04/25/2014	9.115156	9.583645	0.0000
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2010 to 12/31/2010	19.079756	24.427670	676,191.2161
01/01/2011 to 12/31/2011	24.427670	25.489341	768,548.9176
01/01/2012 to 12/31/2012	25.489341	29.084038	821,608.1489
01/01/2013 to 12/31/2013	29.084038	29.239437	897,618.8314
01/01/2014 to 04/25/2014	29.239437	32.596168	0.0000
Harris Oakmark International Sub-Account (Class B)
04/30/2012 to 12/31/2012	18.435084	21.292247	951,824.8678
01/01/2013 to 12/31/2013	21.292247	27.370640	1,076,194.8016
01/01/2014 to 12/31/2014	27.370640	25.401962	1,188,485.7214
01/01/2015 to 12/31/2015	25.401962	23.892177	1,214,070.6206
01/01/2016 to 12/31/2016	23.892177	25.461206	1,192,814.2005
01/01/2017 to 12/31/2017	25.461206	32.715610	1,055,295.3292
01/01/2018 to 12/31/2018	32.715610	24.500310	1,060,068.1990
01/01/2019 to 12/31/2019	24.500310	30.053293	977,911.1057

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.050430	10.242106	3,428,373.7229
01/01/2011 to 12/31/2011	10.242106	9.942277	3,869,390.2064
01/01/2012 to 12/31/2012	9.942277	11.607402	3,894,963.3888
01/01/2013 to 12/31/2013	11.607402	15.481667	4,014,908.3476
01/01/2014 to 12/31/2014	15.481667	16.671405	10,442,672.8652
01/01/2015 to 12/31/2015	16.671405	15.442562	10,071,740.8040
01/01/2016 to 12/31/2016	15.442562	17.844135	9,326,322.7030
01/01/2017 to 12/31/2017	17.844135	20.747096	8,456,342.5612
01/01/2018 to 12/31/2018	20.747096	17.952416	7,540,752.4283
01/01/2019 to 12/31/2019	17.952416	22.098580	6,845,412.9087
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II))
01/01/2010 to 12/31/2010	11.701211	12.932462	3,518,683.9710
01/01/2011 to 12/31/2011	12.932462	12.452165	4,762,442.6179
01/01/2012 to 12/31/2012	12.452165	14.025729	5,611,790.8612
01/01/2013 to 12/31/2013	14.025729	18.482676	5,786,796.4606
01/01/2014 to 04/25/2014	18.482676	18.591862	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	16.135099	18.426604	154,110.6685
01/01/2011 to 12/31/2011	18.426604	16.626982	140,264.7059
01/01/2012 to 12/31/2012	16.626982	19.846361	121,723.2208
01/01/2013 to 12/31/2013	19.846361	24.851865	842,910.9411
01/01/2014 to 12/31/2014	24.851865	25.006332	775,578.8811
01/01/2015 to 12/31/2015	25.006332	25.603522	660,856.7246
01/01/2016 to 12/31/2016	25.603522	25.280600	615,405.5726
01/01/2017 to 12/31/2017	25.280600	34.054209	510,760.6529
01/01/2018 to 12/31/2018	34.054209	29.135067	455,084.6415
01/01/2019 to 12/31/2019	29.135067	37.761454	385,946.4307
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	13.821411	14.622522	832,841.9252
01/01/2011 to 04/29/2011	14.622522	16.309009	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
05/03/2010 to 12/31/2010	13.612355	14.241746	58,815.3887
01/01/2011 to 12/31/2011	14.241746	13.062475	702,783.3076
01/01/2012 to 12/31/2012	13.062475	15.725398	782,697.7006
01/01/2013 to 04/26/2013	15.725398	16.712427	0.0000
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.696435	15.782371	733,793.5089
01/01/2011 to 12/31/2011	15.782371	15.379785	1,022,953.0961
01/01/2012 to 12/31/2012	15.379785	17.911571	1,116,176.2466
01/01/2013 to 12/31/2013	17.911571	24.734051	1,132,081.2091
01/01/2014 to 12/31/2014	24.734051	26.293351	1,096,516.4814
01/01/2015 to 12/31/2015	26.293351	25.459025	1,138,086.9728
01/01/2016 to 12/31/2016	25.459025	27.947803	1,129,583.2454
01/01/2017 to 12/31/2017	27.947803	34.507567	1,027,815.8309
01/01/2018 to 12/31/2018	34.507567	30.915524	937,032.8154
01/01/2019 to 12/31/2019	30.915524	37.889106	894,189.4694

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
04/30/2012 to 12/31/2012	14.138828	14.512719	384,412.7379
01/01/2013 to 12/31/2013	14.512719	16.745433	377,474.5358
01/01/2014 to 12/31/2014	16.745433	17.068072	353,059.2359
01/01/2015 to 12/31/2015	17.068072	17.020383	340,639.7804
01/01/2016 to 12/31/2016	17.020383	17.567967	327,020.3188
01/01/2017 to 12/31/2017	17.567967	21.282442	293,466.8253
01/01/2018 to 12/31/2018	21.282442	19.834334	261,603.0958
01/01/2019 to 12/31/2019	19.834334	24.917210	248,049.6658
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
05/02/2011 to 12/31/2011	8.419433	7.626325	2,140,375.6815
01/01/2012 to 12/31/2012	7.626325	8.902546	1,982,488.0006
01/01/2013 to 12/31/2013	8.902546	12.769341	1,906,017.3686
01/01/2014 to 12/31/2014	12.769341	14.955819	2,030,750.0718
01/01/2015 to 12/31/2015	14.955819	14.138445	1,974,137.3057
01/01/2016 to 12/31/2016	14.138445	14.301289	1,796,796.3767
01/01/2017 to 12/31/2017	14.301289	16.682495	1,580,411.6998
01/01/2018 to 12/31/2018	16.682495	15.272873	1,320,914.0728
01/01/2019 to 12/31/2019	15.272873	18.591584	1,136,366.1582
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.282167	6.642605	1,716,221.8393
01/01/2011 to 04/29/2011	6.642605	7.060846	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	13.117935	14.396532	1,361,449.3782
01/01/2011 to 12/31/2011	14.396532	12.663042	1,432,480.6677
01/01/2012 to 12/31/2012	12.663042	14.557637	1,455,475.4558
01/01/2013 to 12/31/2013	14.557637	17.102618	1,409,196.6028
01/01/2014 to 12/31/2014	17.102618	15.677116	1,391,178.8766
01/01/2015 to 12/31/2015	15.677116	15.169757	1,334,744.0749
01/01/2016 to 12/31/2016	15.169757	14.813093	1,299,387.2582
01/01/2017 to 12/31/2017	14.813093	18.701869	1,180,957.5577
01/01/2018 to 12/31/2018	18.701869	15.843512	1,063,347.9778
01/01/2019 to 12/31/2019	15.843512	20.026848	949,714.6448
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.564235	13.746326	1,088,751.5032
01/01/2011 to 12/31/2011	13.746326	12.604693	1,787,586.4351
01/01/2012 to 12/31/2012	12.604693	13.568514	2,842,202.4656
01/01/2013 to 12/31/2013	13.568514	18.582707	3,129,453.7706
01/01/2014 to 12/31/2014	18.582707	18.491687	3,205,416.9299
01/01/2015 to 12/31/2015	18.491687	17.301399	3,213,585.5812
01/01/2016 to 12/31/2016	17.301399	15.601847	3,354,825.1738
01/01/2017 to 12/31/2017	15.601847	21.504879	2,959,302.8674
01/01/2018 to 12/31/2018	21.504879	23.333238	2,444,557.6691
01/01/2019 to 12/31/2019	23.333238	32.209941	2,025,450.3675
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	43.995216	48.029516	814,674.9166
01/01/2015 to 12/31/2015	48.029516	45.665286	773,207.7688
01/01/2016 to 12/31/2016	45.665286	52.209358	691,926.8582
01/01/2017 to 12/31/2017	52.209358	60.213534	634,242.2031
01/01/2018 to 12/31/2018	60.213534	53.936990	570,051.6905
01/01/2019 to 12/31/2019	53.936990	67.276117	503,329.9265

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2010 to 12/31/2010	27.911532	32.061790	894,325.9675
01/01/2011 to 12/31/2011	32.061790	29.628299	939,662.3568
01/01/2012 to 12/31/2012	29.628299	33.556473	896,966.1452
01/01/2013 to 12/31/2013	33.556473	43.690070	859,004.8650
01/01/2014 to 04/25/2014	43.690070	43.931678	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - UIF U.S. Mid Cap Value Sub-Account Class II))

01/01/2010 to 12/31/2010	8.689076	10.458488	753,078.0905
01/01/2011 to 12/31/2011	10.458488	10.388246	1,266,611.8984
01/01/2012 to 12/31/2012	10.388246	11.980125	1,602,250.9192
01/01/2013 to 12/31/2013	11.980125	15.806478	1,714,169.0344
01/01/2014 to 04/25/2014	15.806478	15.795685	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
04/28/2014 to 12/31/2014	34.702799	37.581217	867,713.3207
01/01/2015 to 12/31/2015	37.581217	33.696628	900,188.7671
01/01/2016 to 12/31/2016	33.696628	38.341567	927,117.4706
01/01/2017 to 12/31/2017	38.341567	41.351216	887,588.9027
01/01/2018 to 12/31/2018	41.351216	36.599012	810,901.3678
01/01/2019 to 12/31/2019	36.599012	46.504452	719,228.4210
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class B)
04/30/2012 to 12/31/2012	54.791234	56.934628	27,270.1443
01/01/2013 to 12/31/2013	56.934628	55.521781	50,671.7483
01/01/2014 to 12/31/2014	55.521781	58.419830	53,772.5213
01/01/2015 to 12/31/2015	58.419830	57.746158	74,631.2245
01/01/2016 to 12/31/2016	57.746158	58.516480	93,897.0989
01/01/2017 to 12/31/2017	58.516480	59.866261	82,204.2105
01/01/2018 to 12/31/2018	59.866261	58.607255	77,448.3536
01/01/2019 to 12/31/2019	58.607255	63.250200	78,085.6745
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2010 to 12/31/2010	13.202115	15.583393	55,023.3090
01/01/2011 to 12/31/2011	15.583393	13.978448	46,824.6923
01/01/2012 to 12/31/2012	13.978448	15.748288	36,491.0906
01/01/2013 to 12/31/2013	15.748288	20.822627	37,607.4297
01/01/2014 to 12/31/2014	20.822627	22.337788	34,090.0965
01/01/2015 to 12/31/2015	22.337788	23.386926	30,017.2891
01/01/2016 to 12/31/2016	23.386926	23.058379	27,515.8790
01/01/2017 to 12/31/2017	23.058379	30.423677	24,221.5408
01/01/2018 to 12/31/2018	30.423677	30.694790	20,047.9421
01/01/2019 to 12/31/2019	30.694790	40.171592	19,025.6579
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
08/12/2013 to 12/31/2013	10.094501	10.036175	1,222,437.7857
01/01/2014 to 12/31/2014	10.036175	9.886750	1,184,405.7394
01/01/2015 to 12/31/2015	9.886750	9.739549	1,378,122.8726
01/01/2016 to 12/31/2016	9.739549	9.605299	1,255,060.2567
01/01/2017 to 12/31/2017	9.605299	9.522732	978,198.9796
01/01/2018 to 12/31/2018	9.522732	9.525474	1,016,024.8162
01/01/2019 to 12/31/2019	9.525474	9.559891	1,107,847.4673

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
05/03/2010 to 12/31/2010	13.529192	13.395302	1,056,588.1683
01/01/2011 to 12/31/2011	13.395302	13.196406	1,224,035.3301
01/01/2012 to 12/31/2012	13.196406	12.998860	1,153,558.0897
01/01/2013 to 12/31/2013	12.998860	12.805324	957,867.7806
01/01/2014 to 12/31/2014	12.805324	12.614669	747,211.5851
01/01/2015 to 12/31/2015	12.614669	12.426853	649,787.2812
01/01/2016 to 12/31/2016	12.426853	12.266390	543,145.4733
01/01/2017 to 12/31/2017	12.266390	12.173591	474,874.5971
01/01/2018 to 12/31/2018	12.173591	12.191243	394,114.8966
01/01/2019 to 12/31/2019	12.191243	12.248406	346,132.7072
BlackRock Ultra-Short Term Bond Sub-Account (Class E) (formerly Legg Mason Partners Variable Income Trust - Legg Mason Western Asset Variable Money Market Sub-Account))
01/01/2010 to 04/30/2010	13.597020	13.530860	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	53.331925	54.345523	1,251,904.1260
01/01/2017 to 12/31/2017	54.345523	63.747908	1,171,016.2432
01/01/2018 to 12/31/2018	63.747908	62.738507	1,001,442.4274
01/01/2019 to 12/31/2019	62.738507	80.925378	818,734.2670
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2010 to 12/31/2010	16.235598	18.588559	1,579,229.6415
01/01/2011 to 12/31/2011	18.588559	17.479626	2,417,545.9157
01/01/2012 to 12/31/2012	17.479626	19.041558	3,075,981.8233
01/01/2013 to 12/31/2013	19.041558	24.962646	3,096,551.8472
01/01/2014 to 12/31/2014	24.962646	27.334738	2,820,701.5516
01/01/2015 to 12/31/2015	27.334738	26.944786	2,606,666.7582
01/01/2016 to 04/29/2016	26.944786	27.112978	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.654521	23.043498	548,606.4010
01/01/2017 to 12/31/2017	23.043498	26.971363	594,373.8053
01/01/2018 to 12/31/2018	26.971363	26.473809	577,485.4758
01/01/2019 to 12/31/2019	26.473809	34.071627	577,112.1867
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
08/12/2013 to 12/31/2013	22.517117	24.593916	115,487.0413
01/01/2014 to 12/31/2014	24.593916	26.876234	275,863.8431
01/01/2015 to 12/31/2015	26.876234	26.409734	379,610.0170
01/01/2016 to 04/29/2016	26.409734	26.565924	0.0000
Jennison Growth Sub-Account (Class B)
04/30/2012 to 12/31/2012	14.255125	13.733793	1,922,764.7277
01/01/2013 to 12/31/2013	13.733793	18.498998	1,760,857.6136
01/01/2014 to 12/31/2014	18.498998	19.816928	1,530,805.1615
01/01/2015 to 12/31/2015	19.816928	21.579412	1,358,785.5452
01/01/2016 to 12/31/2016	21.579412	21.230540	1,208,203.0691
01/01/2017 to 12/31/2017	21.230540	28.651717	1,031,010.1322
01/01/2018 to 12/31/2018	28.651717	28.254906	900,649.1785
01/01/2019 to 12/31/2019	28.254906	36.879052	813,304.3059
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.743159	8.344698	1,839,185.2455
01/01/2011 to 12/31/2011	8.344698	8.107217	1,754,395.1770
01/01/2012 to 04/27/2012	8.107217	9.117621	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	30.898634	32.058770	5,566,215.2465
01/01/2017 to 12/31/2017	32.058770	34.181087	5,360,393.6114
01/01/2018 to 12/31/2018	34.181087	32.390837	4,934,619.1992
01/01/2019 to 12/31/2019	32.390837	36.531301	4,254,334.9794
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2010 to 12/31/2010	22.980047	25.394296	3,866,966.6869
01/01/2011 to 12/31/2011	25.394296	25.925019	5,224,065.0824
01/01/2012 to 12/31/2012	25.925019	28.505772	6,402,421.7800
01/01/2013 to 12/31/2013	28.505772	28.515147	7,260,952.6022
01/01/2014 to 12/31/2014	28.515147	29.378191	6,987,215.1762
01/01/2015 to 12/31/2015	29.378191	28.565823	6,507,139.9136
01/01/2016 to 04/29/2016	28.565823	29.290759	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.353094	30.425394	1,271,712.0322
01/01/2017 to 12/31/2017	30.425394	32.351305	1,342,000.1271
01/01/2018 to 12/31/2018	32.351305	30.584649	1,335,340.9232
01/01/2019 to 12/31/2019	30.584649	34.418004	1,279,749.2958
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class B))
08/12/2013 to 12/31/2013	2.635627	2.661839	2,128,613.3682
01/01/2014 to 12/31/2014	2.661839	2.737507	5,924,737.9669
01/01/2015 to 12/31/2015	2.737507	2.654143	9,167,724.6553
01/01/2016 to 04/29/2016	2.654143	2.718548	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.453082	17.098382	1,416,325.5878
01/01/2011 to 12/31/2011	17.098382	17.731455	1,981,975.4953
01/01/2012 to 12/31/2012	17.731455	17.998404	2,258,609.0782
01/01/2013 to 12/31/2013	17.998404	17.569928	2,437,176.0147
01/01/2014 to 12/31/2014	17.569928	17.749720	2,438,869.7784
01/01/2015 to 12/31/2015	17.749720	17.539143	2,503,832.3545
01/01/2016 to 12/31/2016	17.539143	17.454474	2,291,473.6009
01/01/2017 to 12/31/2017	17.454474	17.483498	2,319,116.5472
01/01/2018 to 12/31/2018	17.483498	17.341920	2,087,448.5612
01/01/2019 to 12/31/2019	17.341920	18.071177	1,949,382.4980
Fidelity ® Variable Insurance Products
Contrafund ® Sub-Account (Service Class 2)
08/12/2013 to 12/31/2013	5.147976	5.674513	725,609.1625
01/01/2014 to 12/31/2014	5.674513	6.241523	1,918,390.3343
01/01/2015 to 12/31/2015	6.241523	6.174137	2,748,147.6826
01/01/2016 to 12/31/2016	6.174137	6.552380	3,241,393.3058
01/01/2017 to 12/31/2017	6.552380	7.848607	3,283,954.7094
01/01/2018 to 12/31/2018	7.848607	7.217738	3,243,732.4626
01/01/2019 to 12/31/2019	7.217738	9.334031	3,108,412.4289

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Contrafund ® Sub-Account (Service Class)
01/01/2010 to 12/31/2010	35.391967	40.830398	866,249.3932
01/01/2011 to 12/31/2011	40.830398	39.163012	1,217,905.1533
01/01/2012 to 12/31/2012	39.163012	44.868303	1,543,781.8661
01/01/2013 to 12/31/2013	44.868303	57.967058	1,591,061.9031
01/01/2014 to 12/31/2014	57.967058	63.851825	1,441,198.8191
01/01/2015 to 12/31/2015	63.851825	63.252037	1,311,836.2866
01/01/2016 to 12/31/2016	63.252037	67.240263	1,207,175.3826
01/01/2017 to 12/31/2017	67.240263	80.658312	1,083,384.8168
01/01/2018 to 12/31/2018	80.658312	74.296500	952,102.6359
01/01/2019 to 12/31/2019	74.296500	96.208345	803,545.6996
Mid Cap Sub-Account (Service Class 2)
01/01/2010 to 12/31/2010	33.434468	42.347733	1,196,494.8013
01/01/2011 to 12/31/2011	42.347733	37.190772	1,802,577.9496
01/01/2012 to 12/31/2012	37.190772	41.969196	2,241,258.2685
01/01/2013 to 12/31/2013	41.969196	56.174780	2,303,183.2210
01/01/2014 to 12/31/2014	56.174780	58.676254	2,237,740.3557
01/01/2015 to 12/31/2015	58.676254	56.861156	2,116,363.1607
01/01/2016 to 12/31/2016	56.861156	62.693345	1,998,684.1228
01/01/2017 to 12/31/2017	62.693345	74.446814	1,838,095.6975
01/01/2018 to 12/31/2018	74.446814	62.498929	1,661,316.1496
01/01/2019 to 12/31/2019	62.498929	75.835290	1,534,998.6362
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	42.012274	46.632018	910,589.9999
01/01/2011 to 12/31/2011	46.632018	47.034525	1,042,790.4432
01/01/2012 to 12/31/2012	47.034525	52.192739	1,150,817.7540
01/01/2013 to 12/31/2013	52.192739	58.583826	1,204,880.7799
01/01/2014 to 12/31/2014	58.583826	60.375481	1,176,518.4191
01/01/2015 to 12/31/2015	60.375481	55.280794	1,128,723.1554
01/01/2016 to 12/31/2016	55.280794	62.094654	1,047,902.8753
01/01/2017 to 12/31/2017	62.094654	67.090076	967,919.6523
01/01/2018 to 12/31/2018	67.090076	63.241321	874,259.8299
01/01/2019 to 12/31/2019	63.241321	72.304446	779,902.2272
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	18.418533	20.175704	1,382,919.2240
01/01/2011 to 12/31/2011	20.175704	19.668797	1,548,417.9474
01/01/2012 to 12/31/2012	19.668797	22.134178	1,590,494.0297
01/01/2013 to 12/31/2013	22.134178	27.967044	1,528,375.1006
01/01/2014 to 12/31/2014	27.967044	29.512846	1,446,516.6740
01/01/2015 to 12/31/2015	29.512846	27.638150	1,338,391.5716
01/01/2016 to 12/31/2016	27.638150	31.598772	1,236,792.1461
01/01/2017 to 12/31/2017	31.598772	33.728223	1,161,166.6079
01/01/2018 to 12/31/2018	33.728223	30.211017	1,043,647.2004
01/01/2019 to 12/31/2019	30.211017	36.479072	929,893.5779

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Small Cap Value VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	7.356725	9.292637	819,420.4662
01/01/2011 to 12/31/2011	9.292637	8.810314	1,445,557.6806
01/01/2012 to 12/31/2012	8.810314	10.274286	2,201,079.3063
01/01/2013 to 12/31/2013	10.274286	13.789211	2,373,231.5776
01/01/2014 to 12/31/2014	13.789211	13.661456	2,426,730.1095
01/01/2015 to 12/31/2015	13.661456	12.463886	2,404,392.9623
01/01/2016 to 12/31/2016	12.463886	15.984910	2,196,383.7858
01/01/2017 to 12/31/2017	15.984910	17.424990	2,098,846.9231
01/01/2018 to 12/31/2018	17.424990	14.953903	1,943,737.7859
01/01/2019 to 12/31/2019	14.953903	18.612684	1,782,474.0634
Templeton Global Bond VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	15.348221	17.304367	1,251,882.7727
01/01/2011 to 12/31/2011	17.304367	16.898904	2,145,674.9741
01/01/2012 to 12/31/2012	16.898904	19.153935	2,912,848.6033
01/01/2013 to 12/31/2013	19.153935	19.176162	3,416,673.6077
01/01/2014 to 12/31/2014	19.176162	19.236936	3,439,739.3749
01/01/2015 to 12/31/2015	19.236936	18.134716	3,305,792.5146
01/01/2016 to 12/31/2016	18.134716	18.389673	3,209,214.0038
01/01/2017 to 12/31/2017	18.389673	18.465499	3,133,124.2795
01/01/2018 to 12/31/2018	18.465499	18.541544	2,916,957.1595
01/01/2019 to 12/31/2019	18.541544	18.633167	2,723,657.5832
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	10.596835	13.050039	2,801,777.2686
01/01/2011 to 12/31/2011	13.050039	13.173773	3,078,813.7559
01/01/2012 to 12/31/2012	13.173773	15.406299	3,219,195.0710
01/01/2013 to 12/31/2013	15.406299	22.428756	3,432,106.5582
01/01/2014 to 12/31/2014	22.428756	26.601023	3,323,100.9655
01/01/2015 to 12/31/2015	26.601023	25.750168	3,363,018.0919
01/01/2016 to 12/31/2016	25.750168	25.671909	3,416,406.0157
01/01/2017 to 12/31/2017	25.671909	29.410747	3,234,761.3380
01/01/2018 to 12/31/2018	29.410747	26.552828	2,995,095.6627
01/01/2019 to 12/31/2019	26.552828	32.716003	2,727,533.4017
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2010 to 12/31/2010	28.236210	31.328039	1,519,379.6880
01/01/2011 to 12/31/2011	31.328039	31.666239	1,982,321.3644
01/01/2012 to 12/31/2012	31.666239	36.167396	2,244,477.1105
01/01/2013 to 12/31/2013	36.167396	46.318086	2,440,445.6668
01/01/2014 to 12/31/2014	46.318086	50.644486	2,377,335.8506
01/01/2015 to 12/31/2015	50.644486	50.688657	2,280,620.2982
01/01/2016 to 12/31/2016	50.688657	54.812016	2,167,618.9613
01/01/2017 to 12/31/2017	54.812016	64.552691	2,022,964.9595
01/01/2018 to 12/31/2018	64.552691	62.479048	1,783,141.4539
01/01/2019 to 12/31/2019	62.479048	79.931491	1,526,132.3871

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2010 to 12/31/2010	11.583598	12.793918	1,116,200.6179
01/01/2011 to 12/31/2011	12.793918	13.575652	1,519,847.6946
01/01/2012 to 12/31/2012	13.575652	15.254952	2,053,229.2963
01/01/2013 to 12/31/2013	15.254952	18.887492	2,493,586.8612
01/01/2014 to 12/31/2014	18.887492	21.114960	2,534,471.7777
01/01/2015 to 12/31/2015	21.114960	19.877270	2,561,927.6727
01/01/2016 to 12/31/2016	19.877270	22.475445	2,471,943.3444
01/01/2017 to 12/31/2017	22.475445	26.351031	2,340,374.0953
01/01/2018 to 12/31/2018	26.351031	24.659692	2,106,253.5323
01/01/2019 to 12/31/2019	24.659692	31.923413	1,827,569.6795
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	11.836558	14.596914	449,281.5538
01/01/2011 to 12/31/2011	14.596914	14.579426	605,314.5437
01/01/2012 to 12/31/2012	14.579426	17.151342	876,505.2267
01/01/2013 to 12/31/2013	17.151342	24.845843	1,042,836.5034
01/01/2014 to 12/31/2014	24.845843	25.474098	1,089,144.0851
01/01/2015 to 12/31/2015	25.474098	23.996807	1,083,536.2219
01/01/2016 to 12/31/2016	23.996807	25.011288	1,094,128.3287
01/01/2017 to 12/31/2017	25.011288	30.619136	999,619.4220
01/01/2018 to 12/31/2018	30.619136	31.196932	869,093.1206
01/01/2019 to 12/31/2019	31.196932	38.991341	830,136.2854
QS Variable Conservative Growth Sub-Account (Class I)
05/03/2010 to 12/31/2010	16.046143	16.966186	207,846.3981
01/01/2011 to 12/31/2011	16.966186	16.910059	354,939.0241
01/01/2012 to 12/31/2012	16.910059	18.838314	445,466.8835
01/01/2013 to 12/31/2013	18.838314	21.403579	500,554.3271
01/01/2014 to 12/31/2014	21.403579	22.119565	468,309.7215
01/01/2015 to 12/31/2015	22.119565	21.531928	438,872.4852
01/01/2016 to 12/31/2016	21.531928	22.787540	430,896.5878
01/01/2017 to 12/31/2017	22.787540	25.490930	407,399.4715
01/01/2018 to 12/31/2018	25.490930	24.004652	374,737.9389
01/01/2019 to 12/31/2019	24.004652	27.753699	327,970.4707
QS Variable Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	12.436637	14.174869	1,277,213.9188
01/01/2011 to 12/31/2011	14.174869	13.641752	1,419,336.3267
01/01/2012 to 12/31/2012	13.641752	15.572693	1,572,113.4774
01/01/2013 to 12/31/2013	15.572693	19.406012	1,541,549.1324
01/01/2014 to 12/31/2014	19.406012	20.012963	1,494,872.3874
01/01/2015 to 12/31/2015	20.012963	19.274604	1,407,587.8243
01/01/2016 to 12/31/2016	19.274604	20.601232	1,328,179.8506
01/01/2017 to 12/31/2017	20.601232	24.219412	1,244,291.3824
01/01/2018 to 12/31/2018	24.219412	21.937750	1,160,791.9090
01/01/2019 to 12/31/2019	21.937750	26.490445	1,043,800.2316

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2010 to 12/31/2010	17.049176	19.301473	609,062.1339
01/01/2011 to 12/31/2011	19.301473	19.340355	746,857.2868
01/01/2012 to 12/31/2012	19.340355	22.542599	894,934.9428
01/01/2013 to 12/31/2013	22.542599	23.599352	1,028,276.7526
01/01/2014 to 12/31/2014	23.599352	22.980070	1,021,333.8207
01/01/2015 to 12/31/2015	22.980070	21.315986	981,139.5552
01/01/2016 to 12/31/2016	21.315986	24.275504	882,783.2770
01/01/2017 to 12/31/2017	24.275504	25.984100	840,870.4989
01/01/2018 to 12/31/2018	25.984100	24.591444	786,833.6317
01/01/2019 to 12/31/2019	24.591444	27.710286	702,789.2171
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2010 to 12/31/2010	26.638121	30.937182	365,965.1989
01/01/2011 to 12/31/2011	30.937182	28.697248	444,936.0481
01/01/2012 to 12/31/2012	28.697248	31.328060	485,835.5126
01/01/2013 to 12/31/2013	31.328060	40.969898	470,534.8767
01/01/2014 to 12/31/2014	40.969898	46.332846	442,281.6454
01/01/2015 to 12/31/2015	46.332846	42.742952	421,754.6896
01/01/2016 to 12/31/2016	42.742952	48.940659	391,907.0936
01/01/2017 to 12/31/2017	48.940659	54.418513	370,128.0862
01/01/2018 to 12/31/2018	54.418513	43.153322	341,613.0930
01/01/2019 to 12/31/2019	43.153322	54.449805	305,336.1771

CONDENSED FINANCIAL INFORMATION (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account (Series II) (formerly Oppenheimer Main Street Small Cap Fund®/VA Sub-Account (Series II))
01/01/2010 to 12/31/2010	13.758362	16.661991	86,284.8988
01/01/2011 to 12/31/2011	16.661991	16.007276	106,620.1825
01/01/2012 to 12/31/2012	16.007276	18.535324	99,688.4920
01/01/2013 to 12/31/2013	18.535324	25.651478	98,106.4812
01/01/2014 to 12/31/2014	25.651478	28.186448	94,886.3223
01/01/2015 to 12/31/2015	28.186448	26.048651	83,812.5307
01/01/2016 to 12/31/2016	26.048651	30.165506	71,457.5231
01/01/2017 to 12/31/2017	30.165506	33.817798	67,755.4967
01/01/2018 to 12/31/2018	33.817798	29.770847	60,345.9618
01/01/2019 to 12/31/2019	29.770847	36.955005	53,682.2981
Invesco V.I. Equity and Income Sub-Account (Series II)
01/01/2010 to 12/31/2010	13.903411	15.329056	294,803.3927
01/01/2011 to 12/31/2011	15.329056	14.890146	446,204.6204
01/01/2012 to 12/31/2012	14.890146	16.467780	500,434.3345
01/01/2013 to 12/31/2013	16.467780	20.239563	509,470.1899
01/01/2014 to 12/31/2014	20.239563	21.664568	497,029.5590
01/01/2015 to 12/31/2015	21.664568	20.769472	488,390.3319
01/01/2016 to 12/31/2016	20.769472	23.472189	454,137.2650
01/01/2017 to 12/31/2017	23.472189	25.590892	426,569.2048
01/01/2018 to 12/31/2018	25.590892	22.732674	397,945.3167
01/01/2019 to 12/31/2019	22.732674	26.848374	367,286.9230
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2010 to 12/31/2010	22.422216	24.848774	73,357.6213
01/01/2011 to 12/31/2011	24.848774	22.745114	110,234.9538
01/01/2012 to 12/31/2012	22.745114	25.796660	141,289.1031
01/01/2013 to 12/31/2013	25.796660	30.139188	156,306.3597
01/01/2014 to 12/31/2014	30.139188	29.687408	160,127.5759
01/01/2015 to 12/31/2015	29.687408	28.451870	152,938.6376
01/01/2016 to 12/31/2016	28.451870	27.805187	143,388.8743
01/01/2017 to 12/31/2017	27.805187	33.584269	133,194.2098
01/01/2018 to 12/31/2018	33.584269	28.023024	133,633.3572
01/01/2019 to 12/31/2019	28.023024	35.366005	113,428.9579
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2010 to 12/31/2010	15.343431	16.073040	79,165.8013
01/01/2011 to 12/31/2011	16.073040	16.784089	104,120.9165
01/01/2012 to 12/31/2012	16.784089	17.403821	128,042.8143
01/01/2013 to 12/31/2013	17.403821	16.757901	142,548.0526
01/01/2014 to 12/31/2014	16.757901	17.362374	147,315.4477
01/01/2015 to 12/31/2015	17.362374	17.133643	139,555.9909
01/01/2016 to 12/31/2016	17.133643	17.358144	123,914.0525
01/01/2017 to 12/31/2017	17.358144	17.709446	126,654.6931
01/01/2018 to 12/31/2018	17.709446	17.302591	102,721.7314
01/01/2019 to 12/31/2019	17.302591	18.621437	86,714.6898

CONDENSED FINANCIAL INFORMATION (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Global Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	24.374512	26.805481	67,635.3248
01/01/2011 to 12/31/2011	26.805481	24.036566	86,439.4093
01/01/2012 to 12/31/2012	24.036566	28.989961	96,982.4465
01/01/2013 to 12/31/2013	28.989961	36.854378	102,759.1290
01/01/2014 to 12/31/2014	36.854378	37.108364	99,575.1962
01/01/2015 to 12/31/2015	37.108364	39.052668	96,740.8069
01/01/2016 to 12/31/2016	39.052668	38.671505	89,405.2769
01/01/2017 to 12/31/2017	38.671505	50.037044	83,519.0332
01/01/2018 to 12/31/2018	50.037044	44.785480	75,470.7245
01/01/2019 to 12/31/2019	44.785480	59.623027	63,430.4928
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2010 to 12/31/2010	25.164423	30.316276	35,517.6198
01/01/2011 to 12/31/2011	30.316276	24.123856	42,097.1389
01/01/2012 to 12/31/2012	24.123856	28.054342	46,069.2927
01/01/2013 to 12/31/2013	28.054342	35.416816	44,778.1617
01/01/2014 to 12/31/2014	35.416816	35.594470	46,822.1103
01/01/2015 to 12/31/2015	35.594470	35.122509	44,411.2017
01/01/2016 to 12/31/2016	35.122509	35.290319	40,117.6772
01/01/2017 to 12/31/2017	35.290319	43.725457	33,506.1015
01/01/2018 to 12/31/2018	43.725457	38.488960	29,293.6110
01/01/2019 to 12/31/2019	38.488960	49.816624	24,036.9730
American Funds Growth Sub-Account (Class 2)
01/01/2010 to 12/31/2010	127.362768	148.757722	42,869.6973
01/01/2011 to 12/31/2011	148.757722	140.139812	52,768.4923
01/01/2012 to 12/31/2012	140.139812	162.577020	60,194.5408
01/01/2013 to 12/31/2013	162.577020	208.160148	60,512.2500
01/01/2014 to 12/31/2014	208.160148	222.287363	56,354.6255
01/01/2015 to 12/31/2015	222.287363	233.761779	50,127.8409
01/01/2016 to 12/31/2016	233.761779	251.878471	45,387.8193
01/01/2017 to 12/31/2017	251.878471	318.026632	38,244.3793
01/01/2018 to 12/31/2018	318.026632	312.176519	31,350.4018
01/01/2019 to 12/31/2019	312.176519	401.765916	27,625.3856
American Funds Growth-Income Sub-Account (Class 2)
01/01/2010 to 12/31/2010	90.394289	99.125555	36,597.7565
01/01/2011 to 12/31/2011	99.125555	95.770102	40,596.0464
01/01/2012 to 12/31/2012	95.770102	110.718206	44,679.1292
01/01/2013 to 12/31/2013	110.718206	145.463826	44,321.9998
01/01/2014 to 12/31/2014	145.463826	158.378930	41,757.5372
01/01/2015 to 12/31/2015	158.378930	158.132341	40,482.6819
01/01/2016 to 12/31/2016	158.132341	173.552067	37,308.8907
01/01/2017 to 12/31/2017	173.552067	209.036318	31,715.8200
01/01/2018 to 12/31/2018	209.036318	202.024224	26,327.4746
01/01/2019 to 12/31/2019	202.024224	250.782537	23,361.7119
Brighthouse Funds Trust I
American Funds® Growth Sub-Account (Class C)
08/12/2013 to 12/31/2013	11.410877	12.684406	16,265,863.0286
01/01/2014 to 12/31/2014	12.684406	13.504638	14,095,337.4320
01/01/2015 to 12/31/2015	13.504638	14.153010	12,437,190.3780
01/01/2016 to 12/31/2016	14.153010	15.195759	11,575,101.0845
01/01/2017 to 12/31/2017	15.195759	19.128010	10,231,219.3443
01/01/2018 to 12/31/2018	19.128010	18.728781	9,083,680.3944
01/01/2019 to 12/31/2019	18.728781	24.023256	8,263,789.6030

CONDENSED FINANCIAL INFORMATION (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
04/30/2012 to 12/31/2012	21.695968	23.307882	3,267,882.4500
01/01/2013 to 12/31/2013	23.307882	25.078819	2,529,494.1679
01/01/2014 to 12/31/2014	25.078819	25.494051	2,024,582.2085
01/01/2015 to 12/31/2015	25.494051	24.073973	1,813,920.5224
01/01/2016 to 12/31/2016	24.073973	27.003572	1,689,415.4106
01/01/2017 to 12/31/2017	27.003572	28.638306	1,573,704.3396
01/01/2018 to 12/31/2018	28.638306	27.371492	1,322,173.7796
01/01/2019 to 12/31/2019	27.371492	30.938035	1,343,257.0131
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2010 to 12/31/2010	10.236000	12.456715	6,735,950.9509
01/01/2011 to 12/31/2011	12.456715	9.966333	8,359,257.3766
01/01/2012 to 12/31/2012	9.966333	11.660563	7,916,048.0421
01/01/2013 to 12/31/2013	11.660563	10.903862	8,915,079.5966
01/01/2014 to 12/31/2014	10.903862	10.031008	9,634,324.8379
01/01/2015 to 12/31/2015	10.031008	8.508161	9,235,529.0266
01/01/2016 to 12/31/2016	8.508161	9.336201	8,453,263.4137
01/01/2017 to 12/31/2017	9.336201	11.791357	7,646,179.8146
01/01/2018 to 12/31/2018	11.791357	9.957627	7,514,668.3019
01/01/2019 to 12/31/2019	9.957627	11.832932	6,731,259.0321
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	17.350200	18.414936	1,888,250.4515
01/01/2015 to 12/31/2015	18.414936	17.868635	1,721,403.9447
01/01/2016 to 12/31/2016	17.868635	17.738721	1,605,289.1727
01/01/2017 to 12/31/2017	17.738721	19.333840	1,465,501.8905
01/01/2018 to 12/31/2018	19.333840	17.380355	1,345,334.5821
01/01/2019 to 12/31/2019	17.380355	21.348207	1,166,720.6607
Clarion Global Real Estate Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Real Estate (Series II))
01/01/2010 to 12/31/2010	6.737821	7.774066	27,181.6324
01/01/2011 to 12/31/2011	7.774066	7.136180	31,483.7769
01/01/2012 to 12/31/2012	7.136180	8.977845	50,214.9584
01/01/2013 to 12/31/2013	8.977845	9.050707	58,897.0841
01/01/2014 to 04/25/2014	9.050707	9.512888	0.0000
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2010 to 12/31/2010	35.006669	44.774079	22,382.1092
01/01/2011 to 12/31/2011	44.774079	46.673470	24,982.4381
01/01/2012 to 12/31/2012	46.673470	53.202241	31,287.5906
01/01/2013 to 12/31/2013	53.202241	53.433046	29,817.8752
01/01/2014 to 04/25/2014	53.433046	59.548503	0.0000
Harris Oakmark International Sub-Account (Class B)
04/30/2012 to 12/31/2012	18.212891	21.021513	5,894,732.4837
01/01/2013 to 12/31/2013	21.021513	26.995638	6,198,464.3985
01/01/2014 to 12/31/2014	26.995638	25.028886	6,812,067.9430
01/01/2015 to 12/31/2015	25.028886	23.517737	6,180,318.9882
01/01/2016 to 12/31/2016	23.517737	25.037133	5,703,414.1363
01/01/2017 to 12/31/2017	25.037133	32.138682	5,019,831.9015
01/01/2018 to 12/31/2018	32.138682	24.044040	5,129,835.0224
01/01/2019 to 12/31/2019	24.044040	29.464143	4,696,509.8443

CONDENSED FINANCIAL INFORMATION (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2010 to 12/31/2010	9.008179	10.184113	2,751,749.3103
01/01/2011 to 12/31/2011	10.184113	9.876117	3,848,914.6430
01/01/2012 to 12/31/2012	9.876117	11.518581	5,585,792.0588
01/01/2013 to 12/31/2013	11.518581	15.347858	6,134,754.4460
01/01/2014 to 12/31/2014	15.347858	16.510796	5,772,042.6643
01/01/2015 to 12/31/2015	16.510796	15.278501	5,109,520.7704
01/01/2016 to 12/31/2016	15.278501	17.636921	5,084,198.4394
01/01/2017 to 12/31/2017	17.636921	20.485749	4,586,955.1307
01/01/2018 to 12/31/2018	20.485749	17.708449	4,021,455.4720
01/01/2019 to 12/31/2019	17.708449	21.776497	3,713,945.3825
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II))
01/01/2010 to 12/31/2010	20.716606	22.873636	128,522.0594
01/01/2011 to 12/31/2011	22.873636	22.002166	162,258.9539
01/01/2012 to 12/31/2012	22.002166	24.757661	189,188.4315
01/01/2013 to 12/31/2013	24.757661	32.592309	198,561.0587
01/01/2014 to 04/25/2014	32.592309	32.774517	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	15.929328	18.173452	16,256.1559
01/01/2011 to 12/31/2011	18.173452	16.382187	15,998.5231
01/01/2012 to 12/31/2012	16.382187	19.534534	14,286.8077
01/01/2013 to 12/31/2013	19.534534	24.436965	44,002.7547
01/01/2014 to 12/31/2014	24.436965	24.564278	42,233.2004
01/01/2015 to 12/31/2015	24.564278	25.125769	38,367.5943
01/01/2016 to 12/31/2016	25.125769	24.784070	33,451.0252
01/01/2017 to 12/31/2017	24.784070	33.352121	27,886.0480
01/01/2018 to 12/31/2018	33.352121	28.505692	24,328.8944
01/01/2019 to 12/31/2019	28.505692	36.908826	21,512.3358
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.048509	10.620322	45,387.1725
01/01/2011 to 04/29/2011	10.620322	11.841358	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Oppenheimer Global Equity Sub-Account (Class B) and before that Met/Templeton Growth Sub-Account (Class B))
05/03/2010 to 12/31/2010	8.676477	9.071637	4,097.1219
01/01/2011 to 12/31/2011	9.071637	8.312166	59,224.5392
01/01/2012 to 12/31/2012	8.312166	9.996641	63,025.4342
01/01/2013 to 04/26/2013	9.996641	10.620719	0.0000
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.572653	15.612906	1,691,566.4377
01/01/2011 to 12/31/2011	15.612906	15.199465	2,308,826.3032
01/01/2012 to 12/31/2012	15.199465	17.683791	2,591,469.4859
01/01/2013 to 12/31/2013	17.683791	24.395133	2,336,788.7807
01/01/2014 to 12/31/2014	24.395133	25.907149	2,104,459.8518
01/01/2015 to 12/31/2015	25.907149	25.060002	2,060,361.6892
01/01/2016 to 12/31/2016	25.060002	27.482289	1,793,945.0247
01/01/2017 to 12/31/2017	27.482289	33.899002	1,536,747.6644
01/01/2018 to 12/31/2018	33.899002	30.339759	1,411,630.8800
01/01/2019 to 12/31/2019	30.339759	37.146308	1,324,467.8359

CONDENSED FINANCIAL INFORMATION (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
04/30/2012 to 12/31/2012	14.054109	14.416084	3,718,858.9764
01/01/2013 to 12/31/2013	14.416084	16.617317	3,266,386.7049
01/01/2014 to 12/31/2014	16.617317	16.920561	3,249,730.5987
01/01/2015 to 12/31/2015	16.920561	16.856421	2,955,583.3477
01/01/2016 to 12/31/2016	16.856421	17.381346	2,541,629.1051
01/01/2017 to 12/31/2017	17.381346	21.035397	2,134,836.6151
01/01/2018 to 12/31/2018	21.035397	19.584392	1,965,264.4056
01/01/2019 to 12/31/2019	19.584392	24.578639	1,760,392.7297
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
05/02/2011 to 12/31/2011	8.318688	7.530069	9,281,983.4705
01/01/2012 to 12/31/2012	7.530069	8.781353	9,179,927.9410
01/01/2013 to 12/31/2013	8.781353	12.582936	10,299,327.4956
01/01/2014 to 12/31/2014	12.582936	14.722774	9,951,305.9858
01/01/2015 to 12/31/2015	14.722774	13.904219	8,405,579.8868
01/01/2016 to 12/31/2016	13.904219	14.050311	7,251,685.0999
01/01/2017 to 12/31/2017	14.050311	16.373407	6,359,386.8557
01/01/2018 to 12/31/2018	16.373407	14.974829	5,330,093.0543
01/01/2019 to 12/31/2019	14.974829	18.210563	4,888,412.5277
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason Value Equity Sub-Account (Class B))
01/01/2010 to 12/31/2010	6.255989	6.608321	2,136,811.7632
01/01/2011 to 04/29/2011	6.608321	7.022114	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2010 to 12/31/2010	12.978336	14.229112	2,745,255.7489
01/01/2011 to 12/31/2011	14.229112	12.503286	3,047,612.0746
01/01/2012 to 12/31/2012	12.503286	14.359545	2,858,859.2081
01/01/2013 to 12/31/2013	14.359545	16.853046	2,531,598.9555
01/01/2014 to 12/31/2014	16.853046	15.432901	2,475,053.5685
01/01/2015 to 12/31/2015	15.432901	14.918516	2,723,516.5361
01/01/2016 to 12/31/2016	14.918516	14.553201	2,386,049.9262
01/01/2017 to 12/31/2017	14.553201	18.355456	2,248,775.2042
01/01/2018 to 12/31/2018	18.355456	15.534404	2,125,347.5969
01/01/2019 to 12/31/2019	15.534404	19.616509	1,882,860.5575
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2010 to 12/31/2010	10.470956	13.611354	67,229.5922
01/01/2011 to 12/31/2011	13.611354	12.468479	107,388.4040
01/01/2012 to 12/31/2012	12.468479	13.408399	166,932.4029
01/01/2013 to 12/31/2013	13.408399	18.345091	210,972.6110
01/01/2014 to 12/31/2014	18.345091	18.236986	222,512.6246
01/01/2015 to 12/31/2015	18.236986	17.046033	218,113.9260
01/01/2016 to 12/31/2016	17.046033	15.356202	229,248.0551
01/01/2017 to 12/31/2017	15.356202	21.145225	198,390.9699
01/01/2018 to 12/31/2018	21.145225	22.919936	159,445.5740
01/01/2019 to 12/31/2019	22.919936	31.607800	126,381.4957
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	43.106567	47.027562	49,423.4994
01/01/2015 to 12/31/2015	47.027562	44.667960	48,320.4344
01/01/2016 to 12/31/2016	44.667960	51.018095	43,172.9146
01/01/2017 to 12/31/2017	51.018095	58.781040	36,554.1482
01/01/2018 to 12/31/2018	58.781040	52.600875	32,786.3589
01/01/2019 to 12/31/2019	52.600875	65.544028	30,427.0243

CONDENSED FINANCIAL INFORMATION (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2010 to 12/31/2010	27.466266	31.518820	38,861.1643
01/01/2011 to 12/31/2011	31.518820	29.097478	46,296.6108
01/01/2012 to 12/31/2012	29.097478	32.922180	49,392.3960
01/01/2013 to 12/31/2013	32.922180	42.821428	48,970.4404
01/01/2014 to 04/25/2014	42.821428	43.044665	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - UIF U.S. Mid Cap Value Sub-Account Class II))

01/01/2010 to 12/31/2010	8.662198	10.415731	45,778.8061
01/01/2011 to 12/31/2011	10.415731	10.335456	80,728.5048
01/01/2012 to 12/31/2012	10.335456	11.907276	87,665.7806
01/01/2013 to 12/31/2013	11.907276	15.694676	76,497.4970
01/01/2014 to 04/25/2014	15.694676	15.679015	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
04/28/2014 to 12/31/2014	34.128594	36.934398	1,077,254.9885
01/01/2015 to 12/31/2015	36.934398	33.083553	1,543,775.1148
01/01/2016 to 12/31/2016	33.083553	37.606365	1,449,861.3857
01/01/2017 to 12/31/2017	37.606365	40.517902	1,252,705.1797
01/01/2018 to 12/31/2018	40.517902	35.825404	792,615.5867
01/01/2019 to 12/31/2019	35.825404	45.475997	716,569.6633
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class B)
04/30/2012 to 12/31/2012	53.241766	55.287445	1,899.9188
01/01/2013 to 12/31/2013	55.287445	53.861592	3,778.4470
01/01/2014 to 12/31/2014	53.861592	56.616365	4,854.4280
01/01/2015 to 12/31/2015	56.616365	55.907566	6,185.0841
01/01/2016 to 12/31/2016	55.907566	56.596756	13,773.3797
01/01/2017 to 12/31/2017	56.596756	57.844562	9,352.4336
01/01/2018 to 12/31/2018	57.844562	56.571175	8,375.0942
01/01/2019 to 12/31/2019	56.571175	60.991827	8,291.0437
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2010 to 12/31/2010	13.027044	15.361397	817.4712
01/01/2011 to 12/31/2011	15.361397	13.765569	141.4414
01/01/2012 to 12/31/2012	13.765569	15.492884	118.8309
01/01/2013 to 12/31/2013	15.492884	20.464470	120.0078
01/01/2014 to 12/31/2014	20.464470	21.931630	118.8698
01/01/2015 to 12/31/2015	21.931630	22.938744	112.4185
01/01/2016 to 12/31/2016	22.938744	22.593895	110.5057
01/01/2017 to 12/31/2017	22.593895	29.781154	103.4074
01/01/2018 to 12/31/2018	29.781154	30.016338	95.6820
01/01/2019 to 12/31/2019	30.016338	39.244424	92.6899
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
08/12/2013 to 12/31/2013	9.951030	9.889713	8,363,158.2263
01/01/2014 to 12/31/2014	9.889713	9.732732	7,075,066.4450
01/01/2015 to 12/31/2015	9.732732	9.578243	7,140,713.0665
01/01/2016 to 12/31/2016	9.578243	9.436777	6,183,642.8811
01/01/2017 to 12/31/2017	9.436777	9.346335	4,913,584.0713
01/01/2018 to 12/31/2018	9.346335	9.339633	6,208,315.4689
01/01/2019 to 12/31/2019	9.339633	9.364013	4,857,378.9121

CONDENSED FINANCIAL INFORMATION (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
05/03/2010 to 12/31/2010	13.315911	13.175395	57,331.1750
01/01/2011 to 12/31/2011	13.175395	12.966829	63,226.6118
01/01/2012 to 12/31/2012	12.966829	12.759885	78,400.8691
01/01/2013 to 12/31/2013	12.759885	12.557346	39,878.1467
01/01/2014 to 12/31/2014	12.557346	12.358022	19,175.6872
01/01/2015 to 12/31/2015	12.358022	12.161861	13,335.4350
01/01/2016 to 12/31/2016	12.161861	11.992823	12,753.2595
01/01/2017 to 12/31/2017	11.992823	11.890233	12,661.5622
01/01/2018 to 12/31/2018	11.890233	11.895510	12,071.5635
01/01/2019 to 12/31/2019	11.895510	11.939345	9,465.8711
BlackRock Ultra-Short Term Bond Sub-Account (Class E) (formerly Legg Mason Partners Variable Income Trust - Legg Mason Western Asset Variable Money Market Sub-Account))
01/01/2010 to 04/30/2010	13.387179	13.317662	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	52.197016	53.153808	72,586.3770
01/01/2017 to 12/31/2017	53.153808	62.287925	68,049.0737
01/01/2018 to 12/31/2018	62.287925	61.240021	59,036.2255
01/01/2019 to 12/31/2019	61.240021	78.913597	47,803.9163
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2010 to 12/31/2010	15.979246	18.276791	82,830.4565
01/01/2011 to 12/31/2011	18.276791	17.169315	139,612.6721
01/01/2012 to 12/31/2012	17.169315	18.684733	181,721.6713
01/01/2013 to 12/31/2013	18.684733	24.470406	196,254.6002
01/01/2014 to 12/31/2014	24.470406	26.768949	173,100.6735
01/01/2015 to 12/31/2015	26.768949	26.360698	155,066.1225
01/01/2016 to 04/29/2016	26.360698	26.516523	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.348644	22.717309	595,450.1546
01/01/2017 to 12/31/2017	22.717309	26.563097	684,390.2421
01/01/2018 to 12/31/2018	26.563097	26.046865	509,938.2468
01/01/2019 to 12/31/2019	26.046865	33.488665	531,807.8898
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
08/12/2013 to 12/31/2013	22.081748	24.109085	301,646.3134
01/01/2014 to 12/31/2014	24.109085	26.320086	275,691.3311
01/01/2015 to 12/31/2015	26.320086	25.837392	297,205.4542
01/01/2016 to 04/29/2016	25.837392	25.981652	0.0000
Jennison Growth Sub-Account (Class B)
04/30/2012 to 12/31/2012	14.099051	13.574315	6,670,324.1565
01/01/2013 to 12/31/2013	13.574315	18.265927	5,887,204.3642
01/01/2014 to 12/31/2014	18.265927	19.547699	4,674,978.0451
01/01/2015 to 12/31/2015	19.547699	21.264970	3,988,450.4442
01/01/2016 to 12/31/2016	21.264970	20.900277	3,680,331.3896
01/01/2017 to 12/31/2017	20.900277	28.177936	3,047,748.0087
01/01/2018 to 12/31/2018	28.177936	27.759751	2,781,377.6831
01/01/2019 to 12/31/2019	27.759751	36.196564	2,486,663.7603
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2010 to 12/31/2010	7.660736	8.247628	1,610,111.5628
01/01/2011 to 12/31/2011	8.247628	8.004920	1,408,321.2504
01/01/2012 to 04/27/2012	8.004920	8.999645	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	30.241178	31.355845	320,726.0602
01/01/2017 to 12/31/2017	31.355845	33.398324	306,125.3223
01/01/2018 to 12/31/2018	33.398324	31.617267	288,438.7449
01/01/2019 to 12/31/2019	31.617267	35.623229	248,147.0170
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2010 to 12/31/2010	22.626378	24.978500	170,143.4107
01/01/2011 to 12/31/2011	24.978500	25.475125	283,075.9526
01/01/2012 to 12/31/2012	25.475125	27.982962	360,409.6261
01/01/2013 to 12/31/2013	27.982962	27.964193	438,684.1983
01/01/2014 to 12/31/2014	27.964193	28.781776	406,496.2181
01/01/2015 to 12/31/2015	28.781776	27.957931	375,760.1818
01/01/2016 to 04/29/2016	27.957931	28.658021	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	28.728516	29.758273	1,215,644.8390
01/01/2017 to 12/31/2017	29.758273	31.610434	1,193,112.5632
01/01/2018 to 12/31/2018	31.610434	29.854206	1,038,322.5468
01/01/2019 to 12/31/2019	29.854206	33.562451	947,525.7982
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class B))
08/12/2013 to 12/31/2013	2.585606	2.610313	166,865.3428
01/01/2014 to 12/31/2014	2.610313	2.681834	606,420.3257
01/01/2015 to 12/31/2015	2.681834	2.597567	773,203.0002
01/01/2016 to 04/29/2016	2.597567	2.659725	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2010 to 12/31/2010	16.205260	16.824014	2,141,454.3756
01/01/2011 to 12/31/2011	16.824014	17.429548	2,728,177.3143
01/01/2012 to 12/31/2012	17.429548	17.674177	2,663,283.4393
01/01/2013 to 12/31/2013	17.674177	17.236178	2,471,433.1772
01/01/2014 to 12/31/2014	17.236178	17.395157	2,042,554.2656
01/01/2015 to 12/31/2015	17.395157	17.171609	1,884,724.0816
01/01/2016 to 12/31/2016	17.171609	17.071639	1,819,795.4108
01/01/2017 to 12/31/2017	17.071639	17.082986	1,822,865.1261
01/01/2018 to 12/31/2018	17.082986	16.927627	1,818,387.3520
01/01/2019 to 12/31/2019	16.927627	17.621838	1,650,347.3134
Fidelity ® Variable Insurance Products
Contrafund ® Sub-Account (Service Class 2)
08/12/2013 to 12/31/2013	50.530135	55.676889	6,456.7193
01/01/2014 to 12/31/2014	55.676889	61.179061	16,868.9457
01/01/2015 to 12/31/2015	61.179061	60.458057	20,879.0506
01/01/2016 to 12/31/2016	60.458057	64.097761	21,043.1024
01/01/2017 to 12/31/2017	64.097761	76.701479	20,848.5546
01/01/2018 to 12/31/2018	76.701479	70.465309	19,865.5017
01/01/2019 to 12/31/2019	70.465309	91.035213	20,792.3912

CONDENSED FINANCIAL INFORMATION (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Contrafund ® Sub-Account (Service Class)
01/01/2010 to 12/31/2010	34.864434	40.181658	52,559.0859
01/01/2011 to 12/31/2011	40.181658	38.502322	76,153.6370
01/01/2012 to 12/31/2012	38.502322	44.067070	95,189.9860
01/01/2013 to 12/31/2013	44.067070	56.875066	113,201.0294
01/01/2014 to 12/31/2014	56.875066	62.586379	102,602.9426
01/01/2015 to 12/31/2015	62.586379	61.936514	89,716.9377
01/01/2016 to 12/31/2016	61.936514	65.776004	82,374.7528
01/01/2017 to 12/31/2017	65.776004	78.823292	74,187.9070
01/01/2018 to 12/31/2018	78.823292	72.533212	66,214.0169
01/01/2019 to 12/31/2019	72.533212	93.831189	56,680.1396
Mid Cap Sub-Account (Service Class 2)
01/01/2010 to 12/31/2010	33.068339	41.842204	61,465.9416
01/01/2011 to 12/31/2011	41.842204	36.710130	100,666.9336
01/01/2012 to 12/31/2012	36.710130	41.385194	128,693.8996
01/01/2013 to 12/31/2013	41.385194	55.337802	147,718.0633
01/01/2014 to 12/31/2014	55.337802	57.744233	144,296.0325
01/01/2015 to 12/31/2015	57.744233	55.902032	128,873.4318
01/01/2016 to 12/31/2016	55.902032	61.574260	117,903.9291
01/01/2017 to 12/31/2017	61.574260	73.045119	108,090.6028
01/01/2018 to 12/31/2018	73.045119	61.260510	97,046.1424
01/01/2019 to 12/31/2019	61.260510	74.258344	90,987.2617
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	41.142311	45.620796	29,387.1588
01/01/2011 to 12/31/2011	45.620796	45.968701	43,309.7107
01/01/2012 to 12/31/2012	45.968701	50.958796	63,650.1413
01/01/2013 to 12/31/2013	50.958796	57.141648	70,610.2399
01/01/2014 to 12/31/2014	57.141648	58.830348	71,742.6868
01/01/2015 to 12/31/2015	58.830348	53.812193	74,345.7715
01/01/2016 to 12/31/2016	53.812193	60.384663	67,585.3295
01/01/2017 to 12/31/2017	60.384663	65.177530	57,401.7848
01/01/2018 to 12/31/2018	65.177530	61.376744	53,056.3794
01/01/2019 to 12/31/2019	61.376744	70.102554	48,957.8981
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	18.177837	19.892165	39,741.3573
01/01/2011 to 12/31/2011	19.892165	19.373038	41,006.9942
01/01/2012 to 12/31/2012	19.373038	21.779453	48,570.5547
01/01/2013 to 12/31/2013	21.779453	27.491364	49,074.5167
01/01/2014 to 12/31/2014	27.491364	28.981883	46,847.7037
01/01/2015 to 12/31/2015	28.981883	27.113782	41,942.2348
01/01/2016 to 12/31/2016	27.113782	30.968290	34,013.4014
01/01/2017 to 12/31/2017	30.968290	33.022324	31,108.9728
01/01/2018 to 12/31/2018	33.022324	29.548992	27,389.1796
01/01/2019 to 12/31/2019	29.548992	35.644052	22,943.8660

CONDENSED FINANCIAL INFORMATION (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Small Cap Value VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	7.337474	9.259070	57,738.4084
01/01/2011 to 12/31/2011	9.259070	8.769731	92,874.9079
01/01/2012 to 12/31/2012	8.769731	10.216691	140,874.4422
01/01/2013 to 12/31/2013	10.216691	13.698220	161,814.7579
01/01/2014 to 12/31/2014	13.698220	13.557740	165,038.5474
01/01/2015 to 12/31/2015	13.557740	12.356896	158,358.7066
01/01/2016 to 12/31/2016	12.356896	15.831869	139,544.5371
01/01/2017 to 12/31/2017	15.831869	17.240969	125,112.6988
01/01/2018 to 12/31/2018	17.240969	14.781097	123,307.6378
01/01/2019 to 12/31/2019	14.781097	18.379217	111,122.8111
Templeton Global Bond VIP Sub-Account (Class 2)
01/01/2010 to 12/31/2010	15.180454	17.098129	61,140.0669
01/01/2011 to 12/31/2011	17.098129	16.680854	113,770.4242
01/01/2012 to 12/31/2012	16.680854	18.887799	164,302.7769
01/01/2013 to 12/31/2013	18.887799	18.890822	198,482.7721
01/01/2014 to 12/31/2014	18.890822	18.931751	198,847.1627
01/01/2015 to 12/31/2015	18.931751	17.829175	192,626.1583
01/01/2016 to 12/31/2016	17.829175	18.061772	173,998.4295
01/01/2017 to 12/31/2017	18.061772	18.118173	167,884.7219
01/01/2018 to 12/31/2018	18.118173	18.174503	155,203.4412
01/01/2019 to 12/31/2019	18.174503	18.246060	131,627.2883
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	10.515990	12.937554	117,219.8832
01/01/2011 to 12/31/2011	12.937554	13.047195	128,396.0043
01/01/2012 to 12/31/2012	13.047195	15.242946	150,502.7891
01/01/2013 to 12/31/2013	15.242946	22.168795	156,790.8210
01/01/2014 to 12/31/2014	22.168795	26.266439	162,766.8998
01/01/2015 to 12/31/2015	26.266439	25.400866	173,653.6358
01/01/2016 to 12/31/2016	25.400866	25.298361	155,634.5314
01/01/2017 to 12/31/2017	25.298361	28.953932	152,121.7120
01/01/2018 to 12/31/2018	28.953932	26.114119	136,542.9364
01/01/2019 to 12/31/2019	26.114119	32.143319	122,228.0904
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2010 to 12/31/2010	27.726770	30.732103	73,558.1069
01/01/2011 to 12/31/2011	30.732103	31.032899	99,131.9116
01/01/2012 to 12/31/2012	31.032899	35.408439	116,503.9418
01/01/2013 to 12/31/2013	35.408439	45.300842	139,065.8650
01/01/2014 to 12/31/2014	45.300842	49.482735	142,515.0878
01/01/2015 to 12/31/2015	49.482735	49.476403	136,400.5486
01/01/2016 to 12/31/2016	49.476403	53.447703	127,231.6109
01/01/2017 to 12/31/2017	53.447703	62.883244	119,066.3720
01/01/2018 to 12/31/2018	62.883244	60.802048	105,133.5949
01/01/2019 to 12/31/2019	60.802048	77.708348	92,656.7726

CONDENSED FINANCIAL INFORMATION (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2010 to 12/31/2010	11.499858	12.688748	72,240.6765
01/01/2011 to 12/31/2011	12.688748	13.450635	84,241.9434
01/01/2012 to 12/31/2012	13.450635	15.099293	109,977.8625
01/01/2013 to 12/31/2013	15.099293	18.676098	140,897.9808
01/01/2014 to 12/31/2014	18.676098	20.857775	141,209.0187
01/01/2015 to 12/31/2015	20.857775	19.615535	142,399.9358
01/01/2016 to 12/31/2016	19.615535	22.157347	136,378.0292
01/01/2017 to 12/31/2017	22.157347	25.952213	121,500.9044
01/01/2018 to 12/31/2018	25.952213	24.262057	109,728.0863
01/01/2019 to 12/31/2019	24.262057	31.377279	101,225.7981
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	11.746257	14.471096	9,730.5747
01/01/2011 to 12/31/2011	14.471096	14.439341	22,826.7537
01/01/2012 to 12/31/2012	14.439341	16.969486	37,419.0421
01/01/2013 to 12/31/2013	16.969486	24.557868	46,035.0404
01/01/2014 to 12/31/2014	24.557868	25.153675	52,422.8282
01/01/2015 to 12/31/2015	25.153675	23.671278	50,645.8806
01/01/2016 to 12/31/2016	23.671278	24.647343	46,563.0592
01/01/2017 to 12/31/2017	24.647343	30.143545	42,856.0182
01/01/2018 to 12/31/2018	30.143545	30.681492	36,050.0670
01/01/2019 to 12/31/2019	30.681492	38.308806	36,324.1651
QS Variable Conservative Growth Sub-Account (Class I)
05/03/2010 to 12/31/2010	15.835070	16.731921	3,348.6930
01/01/2011 to 12/31/2011	16.731921	16.659942	9,412.4544
01/01/2012 to 12/31/2012	16.659942	18.541036	19,000.0732
01/01/2013 to 12/31/2013	18.541036	21.044778	25,365.9316
01/01/2014 to 12/31/2014	21.044778	21.727027	24,731.7068
01/01/2015 to 12/31/2015	21.727027	21.128680	25,716.3714
01/01/2016 to 12/31/2016	21.128680	22.338438	32,918.2653
01/01/2017 to 12/31/2017	22.338438	24.963659	20,610.7914
01/01/2018 to 12/31/2018	24.963659	23.484496	19,478.3766
01/01/2019 to 12/31/2019	23.484496	27.125180	18,426.1378
QS Variable Growth Sub-Account (Class I)
01/01/2010 to 12/31/2010	12.277148	13.979120	47,221.4921
01/01/2011 to 12/31/2011	13.979120	13.439946	82,896.2159
01/01/2012 to 12/31/2012	13.439946	15.326914	82,256.8557
01/01/2013 to 12/31/2013	15.326914	19.080661	78,542.4471
01/01/2014 to 12/31/2014	19.080661	19.657771	70,880.7707
01/01/2015 to 12/31/2015	19.657771	18.913591	66,110.7968
01/01/2016 to 12/31/2016	18.913591	20.195175	56,911.7199
01/01/2017 to 12/31/2017	20.195175	23.718397	27,455.3398
01/01/2018 to 12/31/2018	23.718397	21.462335	26,767.9187
01/01/2019 to 12/31/2019	21.462335	25.890478	25,748.4581

CONDENSED FINANCIAL INFORMATION (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2010 to 12/31/2010	16.851280	19.058381	30,580.2908
01/01/2011 to 12/31/2011	19.058381	19.077740	42,042.0089
01/01/2012 to 12/31/2012	19.077740	22.214172	51,573.4382
01/01/2013 to 12/31/2013	22.214172	23.232293	67,297.4994
01/01/2014 to 12/31/2014	23.232293	22.600033	68,742.9205
01/01/2015 to 12/31/2015	22.600033	20.942509	66,751.9801
01/01/2016 to 12/31/2016	20.942509	23.826351	57,605.0389
01/01/2017 to 12/31/2017	23.826351	25.477928	52,137.7020
01/01/2018 to 12/31/2018	25.477928	24.088165	47,959.3592
01/01/2019 to 12/31/2019	24.088165	27.116062	41,898.6584
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2010 to 12/31/2010	26.245677	30.450976	21,724.4544
01/01/2011 to 12/31/2011	30.450976	28.218062	23,612.0901
01/01/2012 to 12/31/2012	28.218062	30.774001	24,114.4983
01/01/2013 to 12/31/2013	30.774001	40.205131	23,583.7136
01/01/2014 to 12/31/2014	40.205131	45.422540	23,354.8537
01/01/2015 to 12/31/2015	45.422540	41.861285	21,055.0951
01/01/2016 to 12/31/2016	41.861285	47.883279	17,932.4265
01/01/2017 to 12/31/2017	47.883279	53.189760	16,968.5743
01/01/2018 to 12/31/2018	53.189760	42.136499	17,615.6792
01/01/2019 to 12/31/2019	42.136499	53.113692	14,513.1162

FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.
The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
96

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Separate Account A
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Brighthouse Separate Account A (the "Separate Account") of Brighthouse Life
Insurance Company (the "Company") comprising each of the individual
Sub-Accounts listed in Note 2.A as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and
the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of
December 31, 2019, and the results of their operations for the year then ended
(or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                                                                              STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF                                                             CHANGES IN
           ACCOUNT               OPERATIONS                                                              NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI AB International     For the period from April 29, 2019 (commencement of operations) through
  Bond Sub-Account           December 31, 2019

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Artisan  For the year ended                                                       For the years ended
  International Sub-Account  December 31, 2019                                                        December 31, 2019
                                                                                                      and 2018

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI SSGA Emerging        For the period from April 29, 2019 (commencement of operations) through
  Markets Enhanced Index     December 31, 2019
  Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed       For the year ended                                                       For the years ended
  Income Sub-Account         December 31, 2019                                                        December 31, 2019
                                                                                                      and 2018

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS
   COMPRISING THE SEPARATE
           ACCOUNT                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI AB International
  Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Artisan  For the years ended December 31,
  International Sub-Account  2019, 2018, 2017, 2016 and 2015
                             (commenced November 19, 2014
                             and began transactions in 2015)

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI SSGA Emerging
  Markets Enhanced Index
  Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed       For the years ended December 31,
  Income Sub-Account         2019, 2018, 2017, 2016, and the
                             period from May 1, 2015
                             (commencement of operations)
                             through December 31, 2015

------------------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent

with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2020

We have served as the Separate Account's auditor since 1998.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                                                                                 AMERICAN FUNDS(R)
                                               ALGER SMALL CAP      AMERICAN FUNDS(R)      AMERICAN FUNDS(R)       GLOBAL SMALL
                                                   GROWTH                 BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   -------------------   -------------------

ASSETS:
   Investments at fair value..............   $        57,974,899   $       125,217,669   $       300,888,727   $       105,538,956
   Accrued dividends......................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets.......................            57,974,899           125,217,669           300,888,727           105,538,956
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                    --                    36                   140                   110
   Due to Brighthouse Life Insurance
     Company..............................                    --                     1                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                    --                    37                   140                   110
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS................................   $        57,974,899   $       125,217,632   $       300,888,587   $       105,538,846
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        57,974,899   $       125,217,335   $       300,694,030   $       105,529,256
   Net assets from contracts in payout....                    --                   297               194,557                 9,590
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................   $        57,974,899   $       125,217,632   $       300,888,587   $       105,538,846
                                             ===================   ===================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

                                      1

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                            AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     BHFTI AB GLOBAL         BHFTI AB
                                                 GROWTH            GROWTH-INCOME     DYNAMIC ALLOCATION   INTERNATIONAL BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $       697,847,798  $        392,699,033  $     2,854,590,380  $         1,548,866
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    2                     3                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................          697,847,800           392,699,036        2,854,590,380            1,548,866
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  116                   115                  140                   52
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  116                   115                  140                   52
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       697,847,684  $        392,698,921  $     2,854,590,240  $         1,548,814
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       697,556,438  $        392,516,565  $     2,853,998,635  $         1,548,814
   Net assets from contracts in payout..              291,246               182,356              591,605                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       697,847,684  $        392,698,921  $     2,854,590,240  $         1,548,814
                                          ===================  ====================  ===================  ===================

                                                 BHFTI
                                           AMERICAN FUNDS(R)           BHFTI               BHFTI                 BHFTI
                                               BALANCED          AMERICAN FUNDS(R)   AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                              ALLOCATION         GROWTH ALLOCATION        GROWTH          MODERATE ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $     3,247,960,214  $     1,920,984,896  $       896,578,553  $     1,496,155,618
   Accrued dividends....................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                   --                    1
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................        3,247,960,214        1,920,984,897          896,578,553        1,496,155,619
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  110                  146                   91                  157
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  110                  146                   91                  157
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $     3,247,960,104  $     1,920,984,751  $       896,578,462  $     1,496,155,462
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,247,121,004  $     1,920,206,705  $       896,565,270  $     1,494,580,756
   Net assets from contracts in payout..              839,100              778,046               13,192            1,574,706
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $     3,247,960,104  $     1,920,984,751  $       896,578,462  $     1,496,155,462
                                          ===================  ===================  ===================  ====================

                                                BHFTI AQR              BHFTI
                                               GLOBAL RISK       BLACKROCK GLOBAL
                                                BALANCED        TACTICAL STRATEGIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $     2,073,669,067  $      4,609,258,660
   Accrued dividends....................                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                    1                    --
                                          -------------------  --------------------
       Total Assets.....................        2,073,669,068         4,609,258,660
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  120                   114
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                  120                   114
                                          -------------------  --------------------

NET ASSETS..............................  $     2,073,668,948  $      4,609,258,546
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     2,072,944,587  $      4,608,604,638
   Net assets from contracts in payout..              724,361               653,908
                                          -------------------  --------------------
       Total Net Assets.................  $     2,073,668,948  $      4,609,258,546
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      2

 The accompanying notes are an integral part of these financial statements.

                                      3

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                      BHFTI
                                                  BHFTI            BRIGHTHOUSE              BHFTI                BHFTI
                                                BLACKROCK             ASSET              BRIGHTHOUSE          BRIGHTHOUSE
                                               HIGH YIELD        ALLOCATION 100         BALANCED PLUS       SMALL CAP VALUE
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       309,535,382  $       570,647,058  $     7,769,299,927  $        223,578,895
   Accrued dividends....................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          309,535,382          570,647,058        7,769,299,927           223,578,895
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  173                  121                  100                   163
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                   --                     2
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  174                  121                  100                   165
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       309,535,208  $       570,646,937  $     7,769,299,827  $        223,578,730
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       309,393,201  $       570,370,080  $     7,768,107,828  $        223,308,001
   Net assets from contracts in payout..              142,007              276,857            1,191,999               270,729
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       309,535,208  $       570,646,937  $     7,769,299,827  $        223,578,730
                                          ===================  ===================  ===================  ====================

                                                                                                                 BHFTI
                                                  BHFTI               BHFTI                BHFTI             BRIGHTHOUSE/
                                              BRIGHTHOUSE/        BRIGHTHOUSE/         BRIGHTHOUSE/          FRANKLIN LOW
                                            ABERDEEN EMERGING        ARTISAN            EATON VANCE            DURATION
                                             MARKETS EQUITY       INTERNATIONAL        FLOATING RATE         TOTAL RETURN
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       371,896,033  $           331,072  $        87,577,762  $        142,348,779
   Accrued dividends....................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          371,896,033              331,073           87,577,762           142,348,779
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  176                   54                  152                   132
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    1                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  176                   54                  153                   133
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       371,895,857  $           331,019  $        87,577,609  $        142,348,646
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       371,801,775  $           331,019  $        87,550,739  $        142,249,967
   Net assets from contracts in payout..               94,082                   --               26,870                98,679
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       371,895,857  $           331,019  $        87,577,609  $        142,348,646
                                          ===================  ===================  ===================  ====================

                                                 BHFTI                 BHFTI
                                             BRIGHTHOUSE/          BRIGHTHOUSE/
                                               TEMPLETON            WELLINGTON
                                             INTERNATIONAL           LARGE CAP
                                                 BOND                RESEARCH
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------

ASSETS:
   Investments at fair value............  $        31,904,230  $        16,100,720
   Accrued dividends....................                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           31,904,230           16,100,720
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   97                  135
   Due to Brighthouse Life Insurance
     Company............................                    2                   --
                                          -------------------  -------------------
       Total Liabilities................                   99                  135
                                          -------------------  -------------------

NET ASSETS..............................  $        31,904,131  $        16,100,585
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        31,904,131  $        16,100,585
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        31,904,131  $        16,100,585
                                          ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      4

 The accompanying notes are an integral part of these financial statements.

                                      5

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                               BHFTI CLARION            BHFTI             BHFTI INVESCO
                                                  GLOBAL           HARRIS OAKMARK         BALANCED-RISK        BHFTI INVESCO
                                                REAL ESTATE         INTERNATIONAL          ALLOCATION            COMSTOCK
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       231,318,661  $       572,263,530  $       926,602,328  $       669,147,046
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                    1                    1                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          231,318,661          572,263,531          926,602,329          669,147,048
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  194                  158                  116                  171
   Due to Brighthouse Life Insurance
     Company..............................                    2                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  196                  158                  116                  171
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       231,318,465  $       572,263,373  $       926,602,213  $       669,146,877
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       231,221,671  $       571,981,991  $       926,468,850  $       668,849,898
   Net assets from contracts in payout....               96,794              281,382              133,363              296,979
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       231,318,465  $       572,263,373  $       926,602,213  $       669,146,877
                                            ===================  ===================  ===================  ===================

                                                                                                                   BHFTI
                                                                    BHFTI INVESCO             BHFTI              JPMORGAN
                                               BHFTI INVESCO          SMALL CAP             JPMORGAN           GLOBAL ACTIVE
                                               GLOBAL EQUITY           GROWTH               CORE BOND           ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        55,615,955  $       328,897,453  $       333,208,663  $     1,190,492,878
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           55,615,955          328,897,453          333,208,663        1,190,492,878
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  130                  229                  179                  135
   Due to Brighthouse Life Insurance
     Company..............................                    2                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  132                  229                  180                  135
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        55,615,823  $       328,897,224  $       333,208,483  $     1,190,492,743
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        55,615,823  $       328,708,400  $       333,084,278  $     1,190,392,425
   Net assets from contracts in payout....                   --              188,824              124,205              100,318
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        55,615,823  $       328,897,224  $       333,208,483  $     1,190,492,743
                                            ===================  ===================  ===================  ===================

                                                    BHFTI
                                                  JPMORGAN               BHFTI
                                                  SMALL CAP          LOOMIS SAYLES
                                                    VALUE          GLOBAL ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------

ASSETS:
   Investments at fair value..............  $        21,252,983  $        162,833,368
   Accrued dividends......................                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                   --                    --
                                            -------------------  --------------------
       Total Assets.......................           21,252,983           162,833,368
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  252                   122
   Due to Brighthouse Life Insurance
     Company..............................                    1                     1
                                            -------------------  --------------------
       Total Liabilities..................                  253                   123
                                            -------------------  --------------------

NET ASSETS................................  $        21,252,730  $        162,833,245
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        21,220,741  $        162,811,823
   Net assets from contracts in payout....               31,989                21,422
                                            -------------------  --------------------
       Total Net Assets...................  $        21,252,730  $        162,833,245
                                            ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      6

 The accompanying notes are an integral part of these financial statements.

                                      7

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                      BHFTI
                                                 BHFTI               METLIFE            BHFTI MFS(R)             BHFTI
                                             LOOMIS SAYLES         MULTI-INDEX            RESEARCH          MORGAN STANLEY
                                                GROWTH            TARGETED RISK         INTERNATIONAL          DISCOVERY
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $       400,838,276  $       994,448,134  $       247,943,130  $       257,885,341
   Accrued dividends....................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    3                   --                    1                    3
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          400,838,279          994,448,134          247,943,131          257,885,344
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  251                  150                  178                  150
   Due to Brighthouse Life Insurance
     Company............................                   --                   12                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  251                  162                  178                  150
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       400,838,028  $       994,447,972  $       247,942,953  $       257,885,194
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       400,631,056  $       994,403,650  $       247,809,438  $       257,774,597
   Net assets from contracts in payout..              206,972               44,322              133,515              110,597
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       400,838,028  $       994,447,972  $       247,942,953  $       257,885,194
                                          ===================  ===================  ===================  ===================

                                                 BHFTI                                                           BHFTI
                                               PANAGORA                BHFTI                BHFTI              SCHRODERS
                                                GLOBAL            PIMCO INFLATION           PIMCO               GLOBAL
                                           DIVERSIFIED RISK       PROTECTED BOND        TOTAL RETURN          MULTI-ASSET
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       141,728,318  $       550,130,861  $     1,325,243,100  $        921,743,769
   Accrued dividends....................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          141,728,318          550,130,861        1,325,243,100           921,743,769
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  144                  230                  161                   142
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    1                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  144                  230                  162                   143
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       141,728,174  $       550,130,631  $     1,325,242,938  $        921,743,626
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       141,701,051  $       549,878,098  $     1,324,475,532  $        921,648,420
   Net assets from contracts in payout..               27,123              252,533              767,406                95,206
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       141,728,174  $       550,130,631  $     1,325,242,938  $        921,743,626
                                          ===================  ===================  ===================  ====================

                                              BHFTI SSGA           BHFTI SSGA
                                           EMERGING MARKETS        GROWTH AND
                                            ENHANCED INDEX         INCOME ETF
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------

ASSETS:
   Investments at fair value............  $           871,335  $     1,205,892,312
   Accrued dividends....................                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              871,335        1,205,892,312
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   10                  126
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   10                  126
                                          -------------------  -------------------

NET ASSETS..............................  $           871,325  $     1,205,892,186
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           871,325  $     1,205,293,514
   Net assets from contracts in payout..                   --              598,672
                                          -------------------  -------------------
       Total Net Assets.................  $           871,325  $     1,205,892,186
                                          ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      8

 The accompanying notes are an integral part of these financial statements.

                                      9

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                    BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW
                                                 BHFTI SSGA          PRICE LARGE           PRICE MID           CORE FIXED
                                                 GROWTH ETF           CAP VALUE           CAP GROWTH             INCOME
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       431,106,557  $       730,034,875  $       502,499,569  $           278,484
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   18                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          431,106,557          730,034,893          502,499,569              278,484
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  130                  236                   89                   97
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  130                  236                   89                   97
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       431,106,427  $       730,034,657  $       502,499,480  $           278,387
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       430,622,035  $       729,260,652  $       502,240,103  $           278,387
   Net assets from contracts in payout....              484,392              774,005              259,377                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       431,106,427  $       730,034,657  $       502,499,480  $           278,387
                                            ===================  ===================  ===================  ===================

                                                                         BHFTI           BHFTI WESTERN        BHFTII BAILLIE
                                                    BHFTI            WELLS CAPITAL     ASSET MANAGEMENT           GIFFORD
                                              VICTORY SYCAMORE        MANAGEMENT          GOVERNMENT           INTERNATIONAL
                                                MID CAP VALUE        MID CAP VALUE          INCOME                 STOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       226,484,528  $       129,231,985  $       505,216,657  $       223,852,610
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          226,484,528          129,231,985          505,216,657          223,852,610
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  209                  147                  149                  133
   Due to Brighthouse Life Insurance
     Company..............................                    3                    1                   --                    4
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  212                  148                  149                  137
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       226,484,316  $       129,231,837  $       505,216,508  $       223,852,473
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       226,329,801  $       129,160,696  $       505,152,665  $       223,803,669
   Net assets from contracts in payout....              154,515               71,141               63,843               48,804
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       226,484,316  $       129,231,837  $       505,216,508  $       223,852,473
                                            ===================  ===================  ===================  ===================

                                                                       BHFTII
                                                  BHFTII              BLACKROCK
                                                 BLACKROCK             CAPITAL
                                                BOND INCOME         APPRECIATION
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        94,609,416  $        52,691,150
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                    2
                                            -------------------  -------------------
       Total Assets.......................           94,609,416           52,691,152
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  202                  329
   Due to Brighthouse Life Insurance
     Company..............................                    1                   --
                                            -------------------  -------------------
       Total Liabilities..................                  203                  329
                                            -------------------  -------------------

NET ASSETS................................  $        94,609,213  $        52,690,823
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        94,504,529  $        52,651,115
   Net assets from contracts in payout....              104,684               39,708
                                            -------------------  -------------------
       Total Net Assets...................  $        94,609,213  $        52,690,823
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     10

 The accompanying notes are an integral part of these financial statements.

                                     11

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                 BHFTII               BHFTII                BHFTII               BHFTII
                                                BLACKROCK           BRIGHTHOUSE           BRIGHTHOUSE          BRIGHTHOUSE
                                               ULTRA-SHORT             ASSET                 ASSET                ASSET
                                                TERM BOND          ALLOCATION 20         ALLOCATION 40        ALLOCATION 60
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $        281,760,314  $       129,092,216  $      3,134,940,249  $     5,744,541,816
   Accrued dividends....................                    --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           281,760,314          129,092,216         3,134,940,249        5,744,541,817
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   407                  124                    97                   76
   Due to Brighthouse Life Insurance
     Company............................                    --                    2                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   407                  126                    97                   76
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        281,759,907  $       129,092,090  $      3,134,940,152  $     5,744,541,741
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        281,615,347  $       129,092,090  $      3,128,795,730  $     5,738,837,723
   Net assets from contracts in payout..               144,560                   --             6,144,422            5,704,018
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        281,759,907  $       129,092,090  $      3,134,940,152  $     5,744,541,741
                                          ====================  ===================  ====================  ===================

                                                                                           BHFTII                BHFTII
                                                BHFTII                BHFTII            BRIGHTHOUSE/          BRIGHTHOUSE/
                                              BRIGHTHOUSE          BRIGHTHOUSE/          DIMENSIONAL           WELLINGTON
                                                 ASSET                ARTISAN           INTERNATIONAL          CORE EQUITY
                                             ALLOCATION 80         MID CAP VALUE        SMALL COMPANY         OPPORTUNITIES
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $     5,359,706,068  $        172,067,006  $        65,933,023  $        769,677,710
   Accrued dividends....................                   --                    --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                    8                    --                   --                     2
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................        5,359,706,076           172,067,006           65,933,023           769,677,712
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   71                    99                  174                   305
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   71                    99                  174                   305
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $     5,359,706,005  $        172,066,907  $        65,932,849  $        769,677,407
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     5,356,672,505  $        171,830,718  $        65,932,849  $        769,133,459
   Net assets from contracts in payout..            3,033,500               236,189                   --               543,948
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $     5,359,706,005  $        172,066,907  $        65,932,849  $        769,677,407
                                          ===================  ====================  ===================  ====================

                                                BHFTII
                                               FRONTIER               BHFTII
                                            MID CAP GROWTH        JENNISON GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------

ASSETS:
   Investments at fair value............  $        71,039,443  $       536,292,898
   Accrued dividends....................                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    1                    2
                                          -------------------  -------------------
       Total Assets.....................           71,039,444          536,292,900
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   79                  150
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   79                  150
                                          -------------------  -------------------

NET ASSETS..............................  $        71,039,365  $       536,292,750
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        71,008,152  $       535,763,450
   Net assets from contracts in payout..               31,213              529,300
                                          -------------------  -------------------
       Total Net Assets.................  $        71,039,365  $       536,292,750
                                          ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     12

 The accompanying notes are an integral part of these financial statements.

                                     13

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                  BHFTII               BHFTII                BHFTII
                                               LOOMIS SAYLES        LOOMIS SAYLES            METLIFE
                                                 SMALL CAP            SMALL CAP             AGGREGATE         BHFTII METLIFE
                                                   CORE                GROWTH              BOND INDEX       MID CAP STOCK INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..............  $        13,626,561  $           239,236  $       312,536,654  $       162,973,298
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................           13,626,562              239,236          312,536,654          162,973,298
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  156                   40                  178                  144
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                  156                   40                  178                  144
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        13,626,406  $           239,196  $       312,536,476  $       162,973,154
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,626,406  $           239,196  $       312,489,726  $       162,973,154
   Net assets from contracts in payout....                   --                   --               46,750                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        13,626,406  $           239,196  $       312,536,476  $       162,973,154
                                            ===================  ===================  ===================  ====================

                                              BHFTII METLIFE        BHFTII METLIFE         BHFTII METLIFE           BHFTII
                                            MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX       STOCK INDEX      MFS(R) TOTAL RETURN
                                                SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ---------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..............  $       119,450,776  $       162,234,707    $       676,952,053  $        37,334,234
   Accrued dividends......................                   --                   --                     --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                      1                   --
                                            -------------------  ---------------------  -------------------  --------------------
       Total Assets.......................          119,450,776          162,234,707            676,952,054           37,334,234
                                            -------------------  ---------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  122                  172                    104                  177
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                     --                    1
                                            -------------------  ---------------------  -------------------  --------------------
       Total Liabilities..................                  122                  172                    104                  178
                                            -------------------  ---------------------  -------------------  --------------------

NET ASSETS................................  $       119,450,654  $       162,234,535    $       676,951,950  $        37,334,056
                                            ===================  =====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       119,450,654  $       162,234,535    $       676,632,699  $        37,298,354
   Net assets from contracts in payout....                   --                   --                319,251               35,702
                                            -------------------  ---------------------  -------------------  --------------------
       Total Net Assets...................  $       119,450,654  $       162,234,535    $       676,951,950  $        37,334,056
                                            ===================  =====================  ===================  ====================

                                                   BHFTII          BHFTII NEUBERGER
                                                MFS(R) VALUE        BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------

ASSETS:
   Investments at fair value..............  $        295,742,070  $       130,962,269
   Accrued dividends......................                    --                   --
   Due from Brighthouse Life Insurance
     Company..............................                     6                   --
                                            --------------------  -------------------
       Total Assets.......................           295,742,076          130,962,269
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   222                  213
   Due to Brighthouse Life Insurance
     Company..............................                    --                    1
                                            --------------------  -------------------
       Total Liabilities..................                   222                  214
                                            --------------------  -------------------

NET ASSETS................................  $        295,741,854  $       130,962,055
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        295,583,249  $       130,782,190
   Net assets from contracts in payout....               158,605              179,865
                                            --------------------  -------------------
       Total Net Assets...................  $        295,741,854  $       130,962,055
                                            ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     14

 The accompanying notes are an integral part of these financial statements.

                                     15

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                                             BHFTII WESTERN
                                                 BHFTII               BHFTII             BHFTII VANECK      ASSET MANAGEMENT
                                              T. ROWE PRICE        T. ROWE PRICE        GLOBAL NATURAL       STRATEGIC BOND
                                            LARGE CAP GROWTH     SMALL CAP GROWTH          RESOURCES          OPPORTUNITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $        348,694,282  $        14,900,890  $         71,212,921  $       958,728,642
   Accrued dividends....................                    --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     1                    1                    --                   18
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           348,694,283           14,900,891            71,212,921          958,728,660
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   116                  119                   100                  397
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                     1                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   116                  119                   101                  397
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        348,694,167  $        14,900,772  $         71,212,820  $       958,728,263
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        348,603,556  $        14,900,772  $         71,212,820  $       958,192,779
   Net assets from contracts in payout..                90,611                   --                    --              535,484
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        348,694,167  $        14,900,772  $         71,212,820  $       958,728,263
                                          ====================  ===================  ====================  ===================

                                            BHFTII WESTERN                                                        FEDERATED
                                           ASSET MANAGEMENT           BLACKROCK           DWS CROCI(R)           HIGH INCOME
                                            U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.   INTERNATIONAL VIP           BOND
                                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  ----------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       225,818,272   $         15,778,341   $        10,880,657  $              2,173
   Accrued dividends....................                   --                     --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                      1                    --                    --
                                          -------------------  ----------------------  -------------------  --------------------
       Total Assets.....................          225,818,272             15,778,342            10,880,657                 2,173
                                          -------------------  ----------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  206                     97                    13                     9
   Due to Brighthouse Life Insurance
     Company............................                   --                     --                    --                     1
                                          -------------------  ----------------------  -------------------  --------------------
       Total Liabilities................                  206                     97                    13                    10
                                          -------------------  ----------------------  -------------------  --------------------

NET ASSETS..............................  $       225,818,066   $         15,778,245   $        10,880,644  $              2,163
                                          ===================  ======================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       225,619,722   $         15,778,245   $        10,880,644  $              2,163
   Net assets from contracts in payout..              198,344                     --                    --                    --
                                          -------------------  ----------------------  -------------------  --------------------
       Total Net Assets.................  $       225,818,066   $         15,778,245   $        10,880,644  $              2,163
                                          ===================  ======================  ===================  ====================

                                               FEDERATED          FIDELITY(R) VIP
                                                KAUFMAN            ASSET MANAGER
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $            79,545  $         61,629,336
   Accrued dividends....................                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................               79,545            61,629,336
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     5
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                    3                     5
                                          -------------------  --------------------

NET ASSETS..............................  $            79,542  $         61,629,331
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            79,542  $         61,629,331
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
       Total Net Assets.................  $            79,542  $         61,629,331
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     16

 The accompanying notes are an integral part of these financial statements.

                                     17

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                             FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                               CONTRAFUND           EQUITY-INCOME       FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        595,706,226  $          4,222,728  $      3,641,358,822  $      2,158,471,132
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           595,706,226             4,222,728         3,641,358,822         2,158,471,132
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    76                    --                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    76                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        595,706,150  $          4,222,728  $      3,641,358,822  $      2,158,471,132
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        595,651,422  $          4,222,728  $      3,641,358,822  $      2,158,471,132
   Net assets from contracts in payout..                54,728                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        595,706,150  $          4,222,728  $      3,641,358,822  $      2,158,471,132
                                          ====================  ====================  ====================  ====================

                                             FIDELITY(R) VIP
                                               GOVERNMENT         FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP
                                              MONEY MARKET            GROWTH              INDEX 500              MID CAP
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $         16,263,312  $       192,447,154  $        65,492,863  $       380,021,906
   Accrued dividends....................                    --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    1                    2
                                          --------------------  -------------------  -------------------  -------------------
        Total Assets....................            16,263,312          192,447,154           65,492,864          380,021,908
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    22                    4                   10                   31
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
        Total Liabilities...............                    23                    4                   10                   31
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         16,263,289  $       192,447,150  $        65,492,854  $       380,021,877
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         16,263,289  $       192,447,150  $        65,492,854  $       379,956,871
   Net assets from contracts in payout..                    --                   --                   --               65,006
                                          --------------------  -------------------  -------------------  -------------------
        Total Net Assets................  $         16,263,289  $       192,447,150  $        65,492,854  $       380,021,877
                                          ====================  ===================  ===================  ===================

                                            FIDELITY(R) VIP       FTVIPT FRANKLIN
                                               OVERSEAS             INCOME VIP
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $         4,148,772  $        225,606,698
   Accrued dividends....................                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................            4,148,772           225,606,698
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   10                    62
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                   10                    62
                                          -------------------  --------------------

NET ASSETS..............................  $         4,148,762  $        225,606,636
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,148,762  $        225,502,102
   Net assets from contracts in payout..                   --               104,534
                                          -------------------  --------------------
        Total Net Assets................  $         4,148,762  $        225,606,636
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     18

 The accompanying notes are an integral part of these financial statements.

                                     19

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON      FTVIPT TEMPLETON
                                            MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP         GLOBAL BOND VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        112,291,821  $        116,737,145  $         64,988,439  $        185,378,632
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           112,291,822           116,737,145            64,988,439           185,378,632
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    69                    17                    69                    12
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    69                    18                    69                    13
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        112,291,753  $        116,737,127  $         64,988,370  $        185,378,619
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        112,282,365  $        116,737,127  $         64,906,843  $        185,304,986
   Net assets from contracts in payout..                 9,388                    --                81,527                73,633
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        112,291,753  $        116,737,127  $         64,988,370  $        185,378,619
                                          ====================  ====================  ====================  ====================

                                                                       INVESCO
                                                 INVESCO             OPPENHEIMER             INVESCO
                                            OPPENHEIMER V.I.      V.I. MAIN STREET         OPPENHEIMER          INVESCO V.I.
                                            GOVERNMENT MONEY          SMALL CAP         V.I. MAIN STREET     AMERICAN FRANCHISE
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $              2,951  $         98,399,949  $             16,939  $              3,043
   Accrued dividends....................                     1                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                     9                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 2,952            98,399,958                16,940                 3,043
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     7                    45                    10                     5
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                    20
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     7                    45                    10                    25
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              2,945  $         98,399,913  $             16,930  $              3,018
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              2,945  $         98,365,417  $             16,930  $              3,018
   Net assets from contracts in payout..                    --                34,496                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              2,945  $         98,399,913  $             16,930  $              3,018
                                          ====================  ====================  ====================  ====================

                                              INVESCO V.I.          INVESCO V.I.
                                               CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $            129,404  $        601,877,112
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               129,404           601,877,112
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    13                    34
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    13                    34
                                          --------------------  --------------------

NET ASSETS..............................  $            129,391  $        601,877,078
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            129,391  $        601,696,516
   Net assets from contracts in payout..                    --               180,562
                                          --------------------  --------------------
        Total Net Assets................  $            129,391  $        601,877,078
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     20

 The accompanying notes are an integral part of these financial statements.

                                     21

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                            LMPVET                LMPVET
                                              INVESCO V.I.          IVY VIP ASSET    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                          INTERNATIONAL GROWTH        STRATEGY         AGGRESSIVE GROWTH       APPRECIATION
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............   $       233,711,177  $           302,336   $       313,070,904  $        440,731,556
   Accrued dividends....................                    --                   --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     1                   --                     1                    --
                                          --------------------  -------------------  --------------------  --------------------
       Total Assets.....................           233,711,178              302,336           313,070,905           440,731,556
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    45                   14                   121                    72
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
       Total Liabilities................                    45                   14                   121                    72
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................   $       233,711,133  $           302,322   $       313,070,784  $        440,731,484
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       233,664,248  $           302,322   $       313,006,510  $        440,597,156
   Net assets from contracts in payout..                46,885                   --                64,274               134,328
                                          --------------------  -------------------  --------------------  --------------------
       Total Net Assets.................   $       233,711,133  $           302,322   $       313,070,784  $        440,731,484
                                          ====================  ===================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        225,020,318   $         2,392,524  $          7,569,859  $       128,119,216
   Accrued dividends....................                    --                    --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     1                    --                     1                    1
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................           225,020,319             2,392,524             7,569,860          128,119,217
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    96                    73                    68                   88
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    --                   --
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    96                    74                    68                   88
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        225,020,223   $         2,392,450  $          7,569,792  $       128,119,129
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        224,916,410   $         2,391,703  $          7,569,792  $       128,106,132
   Net assets from contracts in payout..               103,813                   747                    --               12,997
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        225,020,223   $         2,392,450  $          7,569,792  $       128,119,129
                                          ====================  ====================  ====================  ====================

                                                 LMPVET
                                               QS VARIABLE            LMPVET
                                           CONSERVATIVE GROWTH  QS VARIABLE GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------

ASSETS:
   Investments at fair value............  $         33,753,921  $        74,124,141
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            33,753,921           74,124,141
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    31                   37
   Due to Brighthouse Life Insurance
     Company............................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    31                   38
                                          --------------------  -------------------

NET ASSETS..............................  $         33,753,890  $        74,124,103
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         33,753,890  $        74,020,788
   Net assets from contracts in payout..                    --              103,315
                                          --------------------  -------------------
       Total Net Assets.................  $         33,753,890  $        74,124,103
                                          ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     22

 The accompanying notes are an integral part of these financial statements.

                                     23

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                   LMPVIT WESTERN
                                                  LMPVET           ASSET VARIABLE
                                                QS VARIABLE          GLOBAL HIGH           MFS(R) VIT           MFS(R) VIT
                                              MODERATE GROWTH        YIELD BOND          INVESTORS TRUST       NEW DISCOVERY
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $           608,156  $        86,687,947  $             3,445  $             7,459
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................              608,156           86,687,947                3,445                7,459
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   21                  135                    9                    2
   Due to Brighthouse Life Insurance
     Company..............................                   --                    1                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   21                  136                   10                    2
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $           608,135  $        86,687,811  $             3,435  $             7,457
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           608,135  $        86,578,195  $             3,435  $             7,457
   Net assets from contracts in payout....                   --              109,616                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $           608,135  $        86,687,811  $             3,435  $             7,457
                                            ===================  ===================  ===================  ===================

                                                                                                                 PIMCO VIT
                                                                   MORGAN STANLEY                                COMMODITY
                                                MFS(R) VIT           VIF GLOBAL         NEUBERGER BERMAN       REALRETURN(R)
                                                 RESEARCH          INFRASTRUCTURE            GENESIS             STRATEGY
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $            23,864  $           564,392  $             6,528  $           403,197
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                    1                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................               23,864              564,393                6,529              403,197
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    7                   17                    6                   26
   Due to Brighthouse Life Insurance
     Company..............................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    8                   17                    6                   26
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            23,856  $           564,376  $             6,523  $           403,171
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            23,856  $           564,376  $             6,523  $           403,171
   Net assets from contracts in payout....                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            23,856  $           564,376  $             6,523  $           403,171
                                            ===================  ===================  ===================  ===================

                                                                       PIMCO VIT
                                                  PIMCO VIT        EMERGING MARKETS
                                                DYNAMIC BOND             BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------

ASSETS:
   Investments at fair value..............  $            600,003  $           806,797
   Accrued dividends......................                    --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    --                   --
                                            --------------------  -------------------
       Total Assets.......................               600,003              806,797
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    22                   42
   Due to Brighthouse Life Insurance
     Company..............................                    --                    1
                                            --------------------  -------------------
       Total Liabilities..................                    22                   43
                                            --------------------  -------------------

NET ASSETS................................  $            599,981  $           806,754
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            599,981  $           806,754
   Net assets from contracts in payout....                    --                   --
                                            --------------------  -------------------
       Total Net Assets...................  $            599,981  $           806,754
                                            ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     24

 The accompanying notes are an integral part of these financial statements.

                                     25

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                                                                          T. ROWE PRICE
                                               PIONEER VCT           PIONEER VCT           GOVERNMENT           T. ROWE PRICE
                                              MID CAP VALUE      REAL ESTATE SHARES           MONEY             GROWTH STOCK
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         56,933,384  $            219,195  $            193,891  $          8,501,334
   Accrued dividends....................                    --                    --                    16                    --
   Due from Brighthouse Life Insurance
     Company............................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            56,933,385               219,195               193,907             8,501,334
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    63                    48                     5                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    16                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    63                    49                    21                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         56,933,322  $            219,146  $            193,886  $          8,501,333
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         56,933,322  $            219,146  $            193,886  $          8,501,333
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         56,933,322  $            219,146  $            193,886  $          8,501,333
                                          ====================  ====================  ====================  ====================

                                                                      TAP 1919
                                              T. ROWE PRICE       VARIABLE SOCIALLY
                                              INTERNATIONAL          RESPONSIVE
                                                  STOCK               BALANCED
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $            550,911  $            197,658
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               550,911               197,658
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    39
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    --                    39
                                          --------------------  --------------------

NET ASSETS..............................  $            550,911  $            197,619
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            550,911  $            194,544
   Net assets from contracts in payout..                    --                 3,075
                                          --------------------  --------------------
        Total Net Assets................  $            550,911  $            197,619
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     26

 The accompanying notes are an integral part of these financial statements.

                                     27

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                              AMERICAN FUNDS(R)
                                               ALGER SMALL CAP      AMERICAN FUNDS(R)   AMERICAN FUNDS(R)       GLOBAL SMALL
                                                   GROWTH                 BOND            GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $         3,161,061  $         3,079,631  $            152,298
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              781,104            1,399,620            3,471,606             1,185,091
      Administrative charges...............                   --              299,972              705,912               219,488
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              781,104            1,699,592            4,177,518             1,404,579
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....            (781,104)            1,461,469          (1,097,887)           (1,252,281)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,073,763                   --           16,118,981             6,626,230
      Realized gains (losses) on sale of
        investments........................              663,449              297,772            9,881,661             2,796,122
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....            3,737,212              297,772           26,000,642             9,422,352
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           10,453,396            7,675,646           56,892,670            18,336,160
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           14,190,608            7,973,418           82,893,312            27,758,512
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,409,504  $         9,434,887  $        81,795,425  $         26,506,231
                                             ===================  ===================  ===================  ====================

                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)      BHFTI AB GLOBAL          BHFTI AB
                                                    GROWTH            GROWTH-INCOME      DYNAMIC ALLOCATION    INTERNATIONAL BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (a)
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $          4,927,368  $         6,134,076  $         98,113,265  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             8,277,883            4,736,785            32,269,930                4,157
      Administrative charges...............             1,615,314              835,429             7,060,992                  892
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             9,893,197            5,572,214            39,330,922                5,049
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (4,965,829)              561,862            58,782,343              (5,049)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            72,100,766           38,202,322            55,484,743                   --
      Realized gains (losses) on sale of
        investments........................            23,812,627            8,935,979            54,827,058                  296
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            95,913,393           47,138,301           110,311,801                  296
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            80,734,145           33,565,894           260,864,540               14,137
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           176,647,538           80,704,195           371,176,341               14,433
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        171,681,709  $        81,266,057  $        429,958,684  $             9,384
                                             ====================  ===================  ====================  ===================

                                                     BHFTI
                                               AMERICAN FUNDS(R)           BHFTI
                                                   BALANCED          AMERICAN FUNDS(R)
                                                  ALLOCATION         GROWTH ALLOCATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         56,542,291  $        31,096,798
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            39,894,618           24,152,849
      Administrative charges...............             7,832,310            4,600,175
                                             --------------------  -------------------
        Total expenses.....................            47,726,928           28,753,024
                                             --------------------  -------------------
           Net investment income (loss)....             8,815,363            2,343,774
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           223,447,878          155,301,067
      Realized gains (losses) on sale of
        investments........................            19,598,959           15,027,636
                                             --------------------  -------------------
           Net realized gains (losses).....           243,046,837          170,328,703
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           258,451,071          185,588,681
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           501,497,908          355,917,384
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        510,313,271  $       358,261,158
                                             ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     28

 The accompanying notes are an integral part of these financial statements.

                                     29

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    BHFTI                 BHFTI               BHFTI AQR             BHFTI
                                              AMERICAN FUNDS(R)     AMERICAN FUNDS(R)        GLOBAL RISK      BLACKROCK GLOBAL
                                                   GROWTH          MODERATE ALLOCATION        BALANCED       TACTICAL STRATEGIES
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         3,483,848  $         28,887,056  $        61,231,116  $         8,861,930
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           10,062,467            18,352,238           23,789,451           51,740,006
      Administrative charges...............            1,971,341             3,636,945            5,192,919           11,306,235
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................           12,033,808            21,989,183           28,982,370           63,046,241
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (8,549,960)             6,897,873           32,248,746         (54,184,311)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          117,652,460            82,161,174                   --                   --
      Realized gains (losses) on sale of
        investments........................            4,022,812             4,378,139         (43,868,698)           23,983,940
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....          121,675,272            86,539,313         (43,868,698)           23,983,940
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           87,139,968           102,704,109          357,199,846          812,711,294
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          208,815,240           189,243,422          313,331,148          836,695,234
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       200,265,280  $        196,141,295  $       345,579,894  $       782,510,923
                                             ===================  ====================  ===================  ===================

                                                                          BHFTI
                                                    BHFTI              BRIGHTHOUSE              BHFTI               BHFTI
                                                  BLACKROCK               ASSET              BRIGHTHOUSE         BRIGHTHOUSE
                                                 HIGH YIELD          ALLOCATION 100         BALANCED PLUS      SMALL CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $        15,899,095  $          8,254,506  $       152,296,523  $         1,915,141
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,411,448             7,346,161           85,856,999            2,890,673
      Administrative charges...............              657,109             1,358,774           18,745,474              524,043
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            4,068,557             8,704,935          104,602,473            3,414,716
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....           11,830,538             (450,429)           47,694,050          (1,499,575)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            57,740,062                   --           18,386,964
      Realized gains (losses) on sale of
        investments........................            (698,917)             6,677,887           53,321,209            1,064,915
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            (698,917)            64,417,949           53,321,209           19,451,879
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           20,858,394            57,930,299        1,366,475,059           32,185,432
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           20,159,477           122,348,248        1,419,796,268           51,637,311
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        31,990,015  $        121,897,819  $     1,467,490,318  $        50,137,736
                                             ===================  ====================  ===================  ===================

                                                     BHFTI                 BHFTI
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/
                                               ABERDEEN EMERGING          ARTISAN
                                                MARKETS EQUITY         INTERNATIONAL
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $          6,017,972  $             3,917
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             4,627,741                2,952
      Administrative charges...............               901,126                  759
                                             --------------------  -------------------
        Total expenses.....................             5,528,867                3,711
                                             --------------------  -------------------
           Net investment income (loss)....               489,105                  206
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................             3,369,362                7,053
                                             --------------------  -------------------
           Net realized gains (losses).....             3,369,362                7,053
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            59,154,673               71,865
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            62,524,035               78,918
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         63,013,140  $            79,124
                                             ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     30

 The accompanying notes are an integral part of these financial statements.

                                     31

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                           BHFTI                BHFTI                 BHFTI
                                                      BHFTI            BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/
                                                  BRIGHTHOUSE/         FRANKLIN LOW           TEMPLETON            WELLINGTON
                                                   EATON VANCE           DURATION           INTERNATIONAL           LARGE CAP
                                                  FLOATING RATE        TOTAL RETURN             BOND                RESEARCH
                                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $          3,779,095  $         4,776,572  $         2,624,055  $            150,912
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,049,450            1,846,061              401,749               216,906
      Administrative charges................               206,981              353,902               79,975                37,944
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................             1,256,431            2,199,963              481,724               254,850
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....             2,522,664            2,576,609            2,142,331             (103,938)
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                   --               62,329             1,769,839
      Realized gains (losses) on sale of
        investments.........................             (121,735)            (452,919)            (325,699)               398,611
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......             (121,735)            (452,919)            (263,370)             2,168,450
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,814,322            2,053,757          (1,953,103)             1,849,415
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,692,587            1,600,838          (2,216,473)             4,017,865
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          4,215,251  $         4,177,447  $          (74,142)  $          3,913,927
                                              ====================  ===================  ===================  ====================

                                                 BHFTI CLARION             BHFTI             BHFTI INVESCO
                                                    GLOBAL            HARRIS OAKMARK         BALANCED-RISK         BHFTI INVESCO
                                                  REAL ESTATE          INTERNATIONAL          ALLOCATION             COMSTOCK
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         7,173,042  $         12,175,532  $                 --  $         13,683,940
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            2,945,468             7,278,599            10,410,053             7,737,526
      Administrative charges................              581,684             1,371,124             2,306,898             1,594,468
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            3,527,152             8,649,723            12,716,951             9,331,994
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....            3,645,890             3,525,809          (12,716,951)             4,351,946
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --            42,856,732                    --            78,076,405
      Realized gains (losses) on sale of
        investments.........................            2,358,814           (5,740,991)           (6,034,292)             7,873,863
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            2,358,814            37,115,741           (6,034,292)            85,950,268
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           41,816,286            71,856,958           137,692,596            43,190,352
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           44,175,100           108,972,699           131,658,304           129,140,620
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        47,820,990  $        112,498,508  $        118,941,353  $        133,492,566
                                              ===================  ====================  ====================  ====================

                                                                       BHFTI INVESCO
                                                  BHFTI INVESCO          SMALL CAP
                                                  GLOBAL EQUITY           GROWTH
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $           438,074  $                 --
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              649,991             4,059,448
      Administrative charges................              135,873               773,723
                                              -------------------  --------------------
        Total expenses......................              785,864             4,833,171
                                              -------------------  --------------------
           Net investment income (loss).....            (347,790)           (4,833,171)
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            6,946,930            54,262,314
      Realized gains (losses) on sale of
        investments.........................            1,578,175           (2,662,801)
                                              -------------------  --------------------
           Net realized gains (losses)......            8,525,105            51,599,513
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            5,917,554            15,487,989
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           14,442,659            67,087,502
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        14,094,869  $         62,254,331
                                              ===================  ====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     32

 The accompanying notes are an integral part of these financial statements.

                                     33

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                          BHFTI                 BHFTI
                                                     BHFTI              JPMORGAN              JPMORGAN               BHFTI
                                                   JPMORGAN           GLOBAL ACTIVE           SMALL CAP          LOOMIS SAYLES
                                                   CORE BOND           ALLOCATION               VALUE          GLOBAL ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         14,348,673  $        32,170,953  $            273,787  $         2,282,649
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             4,128,424           13,075,511               301,935            1,988,412
      Administrative charges...............               803,459            2,923,900                51,054              382,332
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             4,931,883           15,999,411               352,989            2,370,744
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             9,416,790           16,171,542              (79,202)             (88,095)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --             2,095,347           13,205,550
      Realized gains (losses) on sale of
        investments........................             (560,477)            5,468,222                14,625            4,113,190
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             (560,477)            5,468,222             2,109,972           17,318,740
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            11,447,422          145,551,085             1,237,629           17,143,175
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            10,886,945          151,019,307             3,347,601           34,461,915
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         20,303,735  $       167,190,849  $          3,268,399  $        34,373,820
                                             ====================  ===================  ====================  ===================

                                                                          BHFTI
                                                    BHFTI                METLIFE           BHFTI MFS(R)              BHFTI
                                                LOOMIS SAYLES          MULTI-INDEX           RESEARCH           MORGAN STANLEY
                                                   GROWTH             TARGETED RISK        INTERNATIONAL           DISCOVERY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         3,185,472  $         20,455,526  $         3,209,757  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,261,570            10,159,271            3,162,846            3,127,442
      Administrative charges...............              981,793             2,317,572              571,044              633,713
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            6,243,363            12,476,843            3,733,890            3,761,155
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (3,057,891)             7,978,683            (524,133)          (3,761,155)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           54,137,902                    --           11,002,709           49,856,215
      Realized gains (losses) on sale of
        investments........................           16,525,569             5,398,377            2,729,602           21,876,058
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           70,663,471             5,398,377           13,732,311           71,732,273
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,944,410           159,635,566           41,889,030           15,540,051
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           79,607,881           165,033,943           55,621,341           87,272,324
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        76,549,990  $        173,012,626  $        55,097,208  $        83,511,169
                                             ===================  ====================  ===================  ===================

                                                    BHFTI
                                                  PANAGORA                BHFTI
                                                   GLOBAL            PIMCO INFLATION
                                              DIVERSIFIED RISK       PROTECTED BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         4,354,130  $        18,867,687
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,522,606            7,389,989
      Administrative charges...............              331,980            1,391,458
                                             -------------------  -------------------
        Total expenses.....................            1,854,586            8,781,447
                                             -------------------  -------------------
           Net investment income (loss)....            2,499,544           10,086,240
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              692,530          (6,108,924)
                                             -------------------  -------------------
           Net realized gains (losses).....              692,530          (6,108,924)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           20,513,707           31,705,123
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           21,206,237           25,596,199
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,705,781  $        35,682,439
                                             ===================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     34

 The accompanying notes are an integral part of these financial statements.

                                     35

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                          BHFTI
                                                     BHFTI              SCHRODERS           BHFTI SSGA           BHFTI SSGA
                                                     PIMCO               GLOBAL          EMERGING MARKETS        GROWTH AND
                                                 TOTAL RETURN          MULTI-ASSET        ENHANCED INDEX         INCOME ETF
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)        SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $        38,611,839  $        13,354,749  $                --  $        27,358,268
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           17,475,720           10,393,056                1,956           14,640,566
      Administrative charges...............            3,263,437            2,265,231                  464            2,935,396
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           20,739,157           12,658,287                2,420           17,575,962
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           17,872,682              696,462              (2,420)            9,782,306
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --           58,344,694
      Realized gains (losses) on sale of
        investments........................          (1,950,525)            5,021,115                  136            5,730,989
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,950,525)            5,021,115                  136           64,075,683
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           72,057,828          157,783,224               66,705          117,960,827
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           70,107,303          162,804,339               66,841          182,036,510
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        87,979,985  $       163,500,801  $            64,421  $       191,818,816
                                             ===================  ===================  ===================  ===================

                                                                     BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW
                                                 BHFTI SSGA           PRICE LARGE           PRICE MID           CORE FIXED
                                                 GROWTH ETF            CAP VALUE           CAP GROWTH             INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------

INVESTMENT INCOME:
      Dividends............................  $         8,142,851  $        14,901,469  $           130,320  $           10,801
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,359,209            9,170,319            6,313,129               3,430
      Administrative charges...............            1,041,665            1,355,979            1,203,031                 743
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            6,400,874           10,526,298            7,516,160               4,173
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....            1,741,977            4,375,171          (7,385,840)               6,628
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           26,661,825           81,192,204           84,577,887                  --
      Realized gains (losses) on sale of
        investments........................            3,635,137            3,312,884            4,660,370               1,912
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           30,296,962           84,505,088           89,238,257               1,912
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           45,484,805           63,479,038           38,200,995              13,686
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           75,781,767          147,984,126          127,439,252              15,598
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        77,523,744  $       152,359,297  $       120,053,412  $           22,226
                                             ===================  ===================  ===================  ==================

                                                                          BHFTI
                                                     BHFTI            WELLS CAPITAL
                                               VICTORY SYCAMORE        MANAGEMENT
                                                 MID CAP VALUE        MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         2,390,255  $           821,525
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,787,740            1,658,575
      Administrative charges...............              545,617              309,873
                                             -------------------  -------------------
        Total expenses.....................            3,333,357            1,968,448
                                             -------------------  -------------------
          Net investment income (loss).....            (943,102)          (1,146,923)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,373,113            3,462,883
      Realized gains (losses) on sale of
        investments........................              982,757          (1,574,762)
                                             -------------------  -------------------
          Net realized gains (losses)......            8,355,870            1,888,121
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           44,978,552           34,508,984
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           53,334,422           36,397,105
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        52,391,320  $        35,250,182
                                             ===================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     36

 The accompanying notes are an integral part of these financial statements.

                                     37

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                      BHFTI
                                                  WESTERN ASSET        BHFTII BAILLIE                                  BHFTII
                                                   MANAGEMENT              GIFFORD               BHFTII               BLACKROCK
                                                   GOVERNMENT           INTERNATIONAL           BLACKROCK              CAPITAL
                                                     INCOME                 STOCK              BOND INCOME          APPRECIATION
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         14,227,923  $          2,298,576  $          2,979,348  $             32,888
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,810,875             2,742,181             1,084,810               471,189
      Administrative charges................             1,280,545               533,826               186,568                85,228
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             7,091,420             3,276,007             1,271,378               556,417
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             7,136,503             (977,431)             1,707,970             (523,529)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            12,716,287                    --             6,164,545
      Realized gains (losses) on sale of
        investments.........................             (914,407)             7,259,331              (36,631)               555,812
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (914,407)            19,975,618              (36,631)             6,720,357
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            24,111,233            37,596,240             4,591,607             3,385,703
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            23,196,826            57,571,858             4,554,976            10,106,060
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         30,333,329  $         56,594,427  $          6,262,946  $          9,582,531
                                              ====================  ====================  ====================  ====================

                                                     BHFTII                BHFTII                BHFTII                BHFTII
                                                    BLACKROCK            BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                                   ULTRA-SHORT              ASSET                 ASSET                 ASSET
                                                    TERM BOND           ALLOCATION 20         ALLOCATION 40         ALLOCATION 60
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $          4,210,504  $          2,505,443  $         68,535,806  $        110,424,814
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             3,617,489             1,549,877            41,673,581            74,849,667
      Administrative charges................               689,443               296,735             7,878,117            14,171,007
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             4,306,932             1,846,612            49,551,698            89,020,674
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (96,428)               658,831            18,984,108            21,404,140
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             2,218,804           156,846,765           453,106,777
      Realized gains (losses) on sale of
        investments.........................               971,434              (26,715)          (25,563,699)          (44,737,149)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               971,434             2,192,089           131,283,066           408,369,628
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                19,271             8,207,052           257,100,306           482,130,702
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               990,705            10,399,141           388,383,372           890,500,330
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            894,277  $         11,057,972  $        407,367,480  $        911,904,470
                                              ====================  ====================  ====================  ====================

                                                     BHFTII                BHFTII
                                                   BRIGHTHOUSE          BRIGHTHOUSE/
                                                      ASSET                ARTISAN
                                                  ALLOCATION 80         MID CAP VALUE
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         91,316,634  $            892,077
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            70,915,076             2,296,952
      Administrative charges................            13,056,662               395,540
                                              --------------------  --------------------
        Total expenses......................            83,971,738             2,692,492
                                              --------------------  --------------------
           Net investment income (loss).....             7,344,896           (1,800,415)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           527,983,010            20,529,588
      Realized gains (losses) on sale of
        investments.........................          (29,608,974)               329,684
                                              --------------------  --------------------
           Net realized gains (losses)......           498,374,036            20,859,272
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           513,656,679            13,459,189
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................         1,012,030,715            34,318,461
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $      1,019,375,611  $         32,518,046
                                              ====================  ====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     38

 The accompanying notes are an integral part of these financial statements.

                                     39

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    BHFTII                BHFTII
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/
                                                  DIMENSIONAL           WELLINGTON             BHFTII
                                                 INTERNATIONAL          CORE EQUITY           FRONTIER               BHFTII
                                                 SMALL COMPANY         OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            649,931  $        11,403,264  $                 --  $         1,052,580
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               827,325            9,561,258               908,329            6,850,660
      Administrative charges...............               156,864            1,847,153               169,398            1,253,069
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               984,189           11,408,411             1,077,727            8,103,729
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (334,258)              (5,147)           (1,077,727)          (7,051,149)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             5,746,218           61,994,627             9,713,561           76,234,437
      Realized gains (losses) on sale of
        investments........................           (1,529,391)           17,958,825               630,434           10,462,843
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             4,216,827           79,953,452            10,343,995           86,697,280
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             8,098,666          108,256,529             8,407,102           54,079,391
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            12,315,493          188,209,981            18,751,097          140,776,671
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         11,981,235  $       188,204,834  $         17,673,370  $       133,725,522
                                             ====================  ===================  ====================  ===================

                                                    BHFTII              BHFTII                BHFTII
                                                 LOOMIS SAYLES       LOOMIS SAYLES            METLIFE
                                                   SMALL CAP           SMALL CAP             AGGREGATE        BHFTII METLIFE
                                                     CORE               GROWTH              BOND INDEX      MID CAP STOCK INDEX
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $                --  $         8,962,220  $         1,815,391
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              199,239                2,961            3,614,904            2,003,229
      Administrative charges...............               33,351                  698              736,114              304,590
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              232,590                3,659            4,351,018            2,307,819
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            (232,590)              (3,659)            4,611,202            (492,428)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,451,746               57,241                   --           15,279,701
      Realized gains (losses) on sale of
        investments........................               24,186              (9,723)            (566,948)            1,236,202
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            1,475,932               47,518            (566,948)           16,515,903
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,490,922               22,564           15,835,305           16,261,001
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,966,854               70,082           15,268,357           32,776,904
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,734,264  $            66,423  $        19,879,559  $        32,284,476
                                             ===================  ===================  ===================  ===================

                                                BHFTII METLIFE       BHFTII METLIFE
                                              MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ---------------------

INVESTMENT INCOME:
      Dividends............................  $         2,825,445   $         1,427,174
                                             -------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,435,730             1,966,400
      Administrative charges...............              245,103               343,676
                                             -------------------  ---------------------
        Total expenses.....................            1,680,833             2,310,076
                                             -------------------  ---------------------
           Net investment income (loss)....            1,144,612             (882,902)
                                             -------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              844,749            14,812,344
      Realized gains (losses) on sale of
        investments........................            1,031,808             2,182,799
                                             -------------------  ---------------------
           Net realized gains (losses).....            1,876,557            16,995,143
                                             -------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................           17,427,733            15,284,497
                                             -------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           19,304,290            32,279,640
                                             -------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,448,902   $        31,396,738
                                             ===================  =====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     40

 The accompanying notes are an integral part of these financial statements.

                                     41

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                               BHFTII METLIFE            BHFTII               BHFTII           BHFTII NEUBERGER
                                                 STOCK INDEX       MFS(R) TOTAL RETURN     MFS(R) VALUE         BERMAN GENESIS
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $        12,472,498  $            815,547  $         4,791,739  $             25,655
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,280,805               497,303            3,625,140             1,695,598
      Administrative charges...............            1,388,043                72,787              657,180               283,457
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            9,668,848               570,090            4,282,320             1,979,055
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            2,803,650               245,457              509,419           (1,953,400)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           48,466,503             1,466,340           18,302,400            17,110,373
      Realized gains (losses) on sale of
        investments........................           21,086,008               503,510              664,467             2,687,602
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           69,552,511             1,969,850           18,966,867            19,797,975
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           85,754,538             3,988,407           47,338,191            11,426,070
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          155,307,049             5,958,257           66,305,058            31,224,045
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       158,110,699  $          6,203,714  $        66,814,477  $         29,270,645
                                             ===================  ====================  ===================  ====================

                                                                                                                BHFTII WESTERN
                                                    BHFTII                BHFTII           BHFTII VANECK       ASSET MANAGEMENT
                                                 T. ROWE PRICE         T. ROWE PRICE      GLOBAL NATURAL        STRATEGIC BOND
                                               LARGE CAP GROWTH      SMALL CAP GROWTH        RESOURCES           OPPORTUNITIES
                                                  SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            582,814  $             2,940  $           232,355  $        46,198,057
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             4,030,373              182,075              853,685           11,275,821
      Administrative charges...............               750,889               19,044              167,332            2,359,697
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................             4,781,262              201,119            1,021,017           13,635,518
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....           (4,198,448)            (198,179)            (788,662)           32,562,539
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            46,595,655            2,031,327                   --                   --
      Realized gains (losses) on sale of
        investments........................               425,655              260,265          (2,035,689)            3,279,468
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            47,021,310            2,291,592          (2,035,689)            3,279,468
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            32,847,761            1,613,790            9,664,937           79,184,980
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            79,869,071            3,905,382            7,629,248           82,464,448
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         75,670,623  $         3,707,203  $         6,840,586  $       115,026,987
                                             ====================  ===================  ===================  ===================

                                               BHFTII WESTERN
                                              ASSET MANAGEMENT           BLACKROCK
                                               U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                                 SUB-ACCOUNT            SUB-ACCOUNT
                                             -------------------  ----------------------

INVESTMENT INCOME:
      Dividends............................  $         5,724,942   $            190,783
                                             -------------------  ----------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,698,679                123,678
      Administrative charges...............              561,382                 27,450
                                             -------------------  ----------------------
        Total expenses.....................            3,260,061                151,128
                                             -------------------  ----------------------
           Net investment income (loss)....            2,464,881                 39,655
                                             -------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                571,490
      Realized gains (losses) on sale of
        investments........................            (631,890)                (7,727)
                                             -------------------  ----------------------
           Net realized gains (losses).....            (631,890)                563,763
                                             -------------------  ----------------------
      Change in unrealized gains (losses)
        on investments.....................            7,696,529              1,034,743
                                             -------------------  ----------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            7,064,639              1,598,506
                                             -------------------  ----------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,529,520   $          1,638,161
                                             ===================  ======================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     42

 The accompanying notes are an integral part of these financial statements.

                                     43

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                          FEDERATED
                                                  DWS CROCI(R)           HIGH INCOME          FEDERATED          FIDELITY(R) VIP
                                                INTERNATIONAL VIP           BOND               KAUFMAN            ASSET MANAGER
                                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $            309,038  $               125  $                --  $          1,053,115
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               137,306                   28                1,024               835,125
      Administrative charges................                    --                   --                   --                    --
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................               137,306                   28                1,024               835,125
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....               171,732                   97              (1,024)               217,990
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                   --                6,380             2,626,681
      Realized gains (losses) on sale of
        investments.........................             (327,399)                  (3)                  282             (332,226)
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......             (327,399)                  (3)                6,662             2,294,455
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             2,027,021                  155               13,630             6,941,092
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,699,622                  152               20,292             9,235,547
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,871,354  $               249  $            19,268  $          9,453,537
                                              ====================  ===================  ===================  ====================

                                                FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                                  CONTRAFUND          EQUITY-INCOME       FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         2,091,579  $            81,142  $         60,457,484  $         31,859,350
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            6,954,921               58,015            74,568,633            42,998,587
      Administrative charges................              876,933                   --                    --                    --
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................            7,831,854               58,015            74,568,633            42,998,587
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....          (5,740,275)               23,127          (14,111,149)          (11,139,237)
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           66,086,314              275,445           365,953,815           355,944,512
      Realized gains (losses) on sale of
        investments.........................           15,499,861              (2,106)           (2,788,499)          (12,378,239)
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......           81,586,175              273,339           363,165,316           343,566,273
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           71,261,482              647,786           198,608,205            29,274,722
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          152,847,657              921,125           561,773,521           372,840,995
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       147,107,382  $           944,252  $        547,662,372  $        361,701,758
                                              ===================  ===================  ====================  ====================

                                                 FIDELITY(R) VIP
                                                   GOVERNMENT         FIDELITY(R) VIP
                                                  MONEY MARKET            GROWTH
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $            335,666  $           469,144
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               225,416            2,437,716
      Administrative charges................                    --                   --
                                              --------------------  -------------------
        Total expenses......................               225,416            2,437,716
                                              --------------------  -------------------
           Net investment income (loss).....               110,250          (1,968,572)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --           11,162,730
      Realized gains (losses) on sale of
        investments.........................                    --            7,100,153
                                              --------------------  -------------------
           Net realized gains (losses)......                    --           18,262,883
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................                   (2)           33,776,257
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                   (2)           52,039,140
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            110,248  $        50,070,568
                                              ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     44

 The accompanying notes are an integral part of these financial statements.

                                     45

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP      FTVIPT FRANKLIN
                                                    INDEX 500              MID CAP              OVERSEAS            INCOME VIP
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $          1,200,339  $          2,492,486  $             66,685  $        12,156,556
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               835,030             4,211,597                48,407            2,536,214
      Administrative charges................                    --               916,000                    --              557,358
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................               835,030             5,127,597                48,407            3,093,572
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....               365,309           (2,635,111)                18,278            9,062,984
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               923,419            41,714,445               142,805            3,674,162
      Realized gains (losses) on sale of
        investments.........................             3,685,060               244,924                61,416              895,113
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             4,608,479            41,959,369               204,221            4,569,275
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            10,875,574            31,790,445               681,263           16,861,151
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            15,484,053            73,749,814               885,484           21,430,426
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         15,849,362  $         71,114,703  $            903,762  $        30,493,410
                                              ====================  ====================  ====================  ===================

                                                 FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON    FTVIPT TEMPLETON
                                                MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP       GLOBAL BOND VIP
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $          1,999,101  $          1,202,331  $         1,060,343  $        13,561,474
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,264,436             1,257,312              960,238            2,118,929
      Administrative charges................               275,821               277,483              154,479              467,968
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................             1,540,257             1,534,795            1,114,717            2,586,897
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....               458,844             (332,464)             (54,374)           10,974,577
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            10,689,271            19,153,923              632,911                   --
      Realized gains (losses) on sale of
        investments.........................               846,798           (1,862,440)            (350,005)          (1,707,966)
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......            11,536,069            17,291,483              282,906          (1,707,966)
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             8,998,025             7,771,242            6,056,414          (7,909,510)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            20,534,094            25,062,725            6,339,320          (9,617,476)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         20,992,938  $         24,730,261  $         6,284,946  $         1,357,101
                                              ====================  ====================  ===================  ===================

                                                     INVESCO               INVESCO
                                                OPPENHEIMER V.I.      OPPENHEIMER V.I.
                                                   GOVERNMENT            MAIN STREET
                                                      MONEY               SMALL CAP
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $                 51  $                 61
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    41             1,084,717
      Administrative charges................                    --               239,083
                                              --------------------  --------------------
        Total expenses......................                    41             1,323,800
                                              --------------------  --------------------
           Net investment income (loss).....                    10           (1,323,739)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             9,138,953
      Realized gains (losses) on sale of
        investments.........................                    --             1,732,489
                                              --------------------  --------------------
           Net realized gains (losses)......                    --            10,871,442
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                   (2)            11,279,875
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                   (2)            22,151,317
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                  8  $         20,827,578
                                              ====================  ====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     46

 The accompanying notes are an integral part of these financial statements.

                                     47

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                      INVESCO
                                                 OPPENHEIMER V.I.        INVESCO V.I.          INVESCO V.I.
                                                    MAIN STREET       AMERICAN FRANCHISE        CORE EQUITY
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $                163  $                 --  $              1,136
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   214                    36                 1,691
      Administrative charges.................                    --                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................                   214                    36                 1,691
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                  (51)                  (36)                 (555)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 2,452                   387                13,811
      Realized gains (losses) on sale of
         investments.........................                    34                     7                 1,617
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                 2,486                   394                15,428
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 1,498                   428                13,684
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 3,984                   822                29,112
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              3,933  $                786  $             28,557
                                               ====================  ====================  ====================

                                                   INVESCO V.I.          INVESCO V.I.          IVY VIP ASSET
                                                 EQUITY AND INCOME   INTERNATIONAL GROWTH        STRATEGY
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $         13,560,422  $          2,942,502  $              6,175
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             6,795,195             2,613,096                 2,930
      Administrative charges.................             1,441,308               577,951                   748
                                               --------------------  --------------------  --------------------
         Total expenses......................             8,236,503             3,191,047                 3,678
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             5,323,919             (248,545)                 2,497
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            42,265,949            14,788,682                11,791
      Realized gains (losses) on sale of
         investments.........................             9,825,846             9,995,921                   655
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            52,091,795            24,784,603                12,446
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            41,888,908            29,818,647                40,444
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            93,980,703            54,603,250                52,890
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         99,304,622  $         54,354,705  $             55,387
                                               ====================  ====================  ====================

                                                      LMPVET                LMPVET                LMPVET
                                               CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $          2,787,971  $          5,649,087  $          2,834,541
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             3,530,247             4,957,424             2,490,575
      Administrative charges.................               713,056             1,028,968               510,782
                                               --------------------  --------------------  --------------------
         Total expenses......................             4,243,303             5,986,392             3,001,357
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......           (1,455,332)             (337,305)             (166,816)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             5,440,648            27,019,761            16,198,251
      Realized gains (losses) on sale of
         investments.........................             7,578,929            27,448,635            11,006,602
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            13,019,577            54,468,396            27,204,853
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            50,382,732            50,409,831            27,792,692
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            63,402,309           104,878,227            54,997,545
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         61,946,977  $        104,540,922  $         54,830,729
                                               ====================  ====================  ====================

                                                      LMPVET
                                               CLEARBRIDGE VARIABLE
                                                 LARGE CAP GROWTH
                                                    SUB-ACCOUNT
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $              8,242
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                37,175
      Administrative charges.................                 6,031
                                               --------------------
         Total expenses......................                43,206
                                               --------------------
           Net investment income (loss)......              (34,964)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               108,037
      Realized gains (losses) on sale of
         investments.........................               198,975
                                               --------------------
           Net realized gains (losses).......               307,012
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               355,388
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               662,400
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            627,436
                                               ====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     48

 The accompanying notes are an integral part of these financial statements.

                                     49

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    LMPVET                LMPVET               LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE      QS VARIABLE           QS VARIABLE
                                                LARGE CAP VALUE      SMALL CAP GROWTH    CONSERVATIVE GROWTH         GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           124,729   $                 --  $           694,969  $         1,096,117
                                             --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              107,547              1,439,051              378,590              833,806
      Administrative charges...............               17,968                289,326               84,906              185,483
                                             --------------------  --------------------  -------------------  -------------------
        Total expenses.....................              125,515              1,728,377              463,496            1,019,289
                                             --------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                (786)            (1,728,377)              231,473               76,828
                                             --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              452,395             11,742,979              743,888            3,751,986
      Realized gains (losses) on sale of
        investments........................              177,077              3,774,146              430,470              470,904
                                             --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              629,472             15,517,125            1,174,358            4,222,890
                                             --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,000,268             12,250,855            3,541,263            9,773,725
                                             --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,629,740             27,767,980            4,715,621           13,996,615
                                             --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,628,954   $         26,039,603  $         4,947,094  $        14,073,443
                                             ====================  ====================  ===================  ===================

                                                                     LMPVIT WESTERN
                                                    LMPVET           ASSET VARIABLE
                                                  QS VARIABLE          GLOBAL HIGH          MFS(R) VIT            MFS(R) VIT
                                                MODERATE GROWTH        YIELD BOND         INVESTORS TRUST        NEW DISCOVERY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             9,893  $          4,421,125  $                22  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                8,102               987,799                   43                  116
      Administrative charges...............                1,465               202,280                   --                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                9,567             1,190,079                   43                  116
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                  326             3,231,046                 (21)                (116)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               22,249                    --                  184                1,219
      Realized gains (losses) on sale of
        investments........................                4,800           (1,072,656)                   14                  724
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               27,049           (1,072,656)                  198                1,943
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               71,376             7,857,796                  613                1,130
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               98,425             6,785,140                  811                3,073
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            98,751  $         10,016,186  $               790  $             2,957
                                             ===================  ====================  ===================  ===================

                                                                     MORGAN STANLEY
                                                  MFS(R) VIT           VIF GLOBAL
                                                   RESEARCH          INFRASTRUCTURE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                171  $            14,542
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   310                5,834
      Administrative charges...............                    --                1,403
                                             --------------------  -------------------
        Total expenses.....................                   310                7,237
                                             --------------------  -------------------
           Net investment income (loss)....                 (139)                7,305
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 2,232               25,903
      Realized gains (losses) on sale of
        investments........................                   433                (946)
                                             --------------------  -------------------
           Net realized gains (losses).....                 2,665               24,957
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                 3,389               92,234
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 6,054              117,191
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              5,915  $           124,496
                                             ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     50

 The accompanying notes are an integral part of these financial statements.

                                     51

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                        PIMCO VIT
                                                                        COMMODITY                                 PIMCO VIT
                                              NEUBERGER BERMAN        REALRETURN(R)         PIMCO VIT         EMERGING MARKETS
                                                   GENESIS              STRATEGY          DYNAMIC BOND              BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $            15,176  $            14,116  $            35,013
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   52                3,979                6,197                8,263
      Administrative charges...............                   --                  946                1,419                1,719
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                   52                4,925                7,616                9,982
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....                 (52)               10,251                6,500               25,031
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  356                   --                8,836                   --
      Realized gains (losses) on sale of
        investments........................                   15             (18,587)                1,164                2,885
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....                  371             (18,587)               10,000                2,885
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                1,117               43,182                1,478               75,574
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                1,488               24,595               11,478               78,459
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             1,436  $            34,846  $            17,978  $           103,490
                                             ===================  ===================  ===================  ===================

                                                                                            T. ROWE PRICE
                                                  PIONEER VCT          PIONEER VCT           GOVERNMENT          T. ROWE PRICE
                                                 MID CAP VALUE     REAL ESTATE SHARES           MONEY            GROWTH STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            605,036  $             4,402  $              3,637  $            16,066
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               648,539                3,257                 1,734               71,524
      Administrative charges...............               139,264                  579                    --                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               787,803                3,836                 1,734               71,524
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (182,767)                  566                 1,903             (55,458)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             3,606,887               67,510                    --              136,562
      Realized gains (losses) on sale of
        investments........................             (380,349)             (12,133)                    --              341,760
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             3,226,538               55,377                    --              478,322
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             9,919,089              (2,874)                    16            1,633,451
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            13,145,627               52,503                    16            2,111,773
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         12,962,860  $            53,069  $              1,919  $         2,056,315
                                             ====================  ===================  ====================  ===================

                                                                        TAP 1919
                                                 T. ROWE PRICE      VARIABLE SOCIALLY
                                                 INTERNATIONAL         RESPONSIVE
                                                     STOCK              BALANCED
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             12,365  $             1,792
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 4,499                2,552
      Administrative charges...............                    --                  461
                                             --------------------  -------------------
        Total expenses.....................                 4,499                3,013
                                             --------------------  -------------------
           Net investment income (loss)....                 7,866              (1,221)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 2,013                7,419
      Realized gains (losses) on sale of
        investments........................                 4,872                1,012
                                             --------------------  -------------------
           Net realized gains (losses).....                 6,885                8,431
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               103,414               33,263
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               110,299               41,694
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            118,165  $            40,473
                                             ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     52

 The accompanying notes are an integral part of these financial statements.

                                     53

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                         ALGER SMALL CAP GROWTH               AMERICAN FUNDS(R) BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (781,104)  $      (783,531)  $      1,461,469  $      1,286,179
   Net realized gains (losses)....         3,737,212         2,506,536           297,772         (351,944)
   Change in unrealized gains
     (losses) on investments......        10,453,396       (1,172,784)         7,675,646       (3,825,721)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,409,504           550,221         9,434,887       (2,891,486)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           599,159           610,621         8,256,873         8,206,268
   Net transfers (including
     fixed account)...............         (869,004)       (1,035,079)         2,358,631         1,706,180
   Contract charges...............           (5,300)           (5,692)       (1,479,855)       (1,452,123)
   Transfers for contract benefits
     and terminations.............       (4,359,732)       (4,580,523)      (17,442,783)      (17,242,592)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,634,877)       (5,010,673)       (8,307,134)       (8,782,267)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,774,627       (4,460,452)         1,127,753      (11,673,753)
NET ASSETS:
   Beginning of year..............        49,200,272        53,660,724       124,089,879       135,763,632
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,974,899  $     49,200,272  $    125,217,632  $    124,089,879
                                    ================  ================  ================  ================

                                                                                  AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GLOBAL GROWTH        GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2019              2018              2019              2018
                                     ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (1,097,887)  $    (2,438,496)  $    (1,252,281)  $    (1,466,987)
   Net realized gains (losses)....         26,000,642        29,684,138         9,422,352         8,360,286
   Change in unrealized gains
     (losses) on investments......         56,892,670      (56,558,465)        18,336,160      (19,185,609)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         81,795,425      (29,312,823)        26,506,231      (12,292,310)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          6,149,571         8,298,993         1,755,363         2,006,714
   Net transfers (including
     fixed account)...............        (7,948,917)         4,067,044       (2,747,195)         (901,612)
   Contract charges...............        (3,291,212)       (3,322,569)       (1,030,101)       (1,095,093)
   Transfers for contract benefits
     and terminations.............       (35,512,146)      (33,576,789)      (13,236,268)      (13,234,804)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (40,602,704)      (24,533,321)      (15,258,201)      (13,224,795)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         41,192,721      (53,846,144)        11,248,030      (25,517,105)
NET ASSETS:
   Beginning of year..............        259,695,866       313,542,010        94,290,816       119,807,921
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    300,888,587  $    259,695,866  $    105,538,846  $     94,290,816
                                     ================  ================  ================  ================

                                         AMERICAN FUNDS(R) GROWTH        AMERICAN FUNDS(R) GROWTH-INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,965,829)  $    (8,014,638)  $        561,862  $      (471,898)
   Net realized gains (losses)....        95,913,393       115,675,759        47,138,301        40,643,748
   Change in unrealized gains
     (losses) on investments......        80,734,145     (108,258,017)        33,565,894      (49,812,895)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       171,681,709         (596,896)        81,266,057       (9,641,045)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,117,892         1,515,043        14,250,738        14,594,673
   Net transfers (including
     fixed account)...............      (20,652,583)      (47,696,479)       (3,911,379)      (13,147,408)
   Contract charges...............       (7,490,965)       (8,171,428)       (3,964,673)       (3,996,052)
   Transfers for contract benefits
     and terminations.............      (86,439,623)      (91,170,739)      (43,887,787)      (42,325,760)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (113,465,279)     (145,523,603)      (37,513,101)      (44,874,547)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        58,216,430     (146,120,499)        43,752,956      (54,515,592)
NET ASSETS:
   Beginning of year..............       639,631,254       785,751,753       348,945,965       403,461,557
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    697,847,684  $    639,631,254  $    392,698,921  $    348,945,965
                                    ================  ================  ================  ================

                                                 BHFTI AB
                                         GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     58,782,343  $      8,039,996
   Net realized gains (losses)....       110,311,801        64,164,541
   Change in unrealized gains
     (losses) on investments......       260,864,540     (326,527,157)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       429,958,684     (254,322,620)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,717,754        15,251,199
   Net transfers (including
     fixed account)...............      (33,712,676)      (42,062,422)
   Contract charges...............      (50,463,984)      (52,380,024)
   Transfers for contract benefits
     and terminations.............     (220,750,703)     (205,983,756)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (296,209,609)     (285,175,003)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       133,749,075     (539,497,623)
NET ASSETS:
   Beginning of year..............     2,720,841,165     3,260,338,788
                                    ----------------  ----------------
   End of year....................  $  2,854,590,240  $  2,720,841,165
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     54

 The accompanying notes are an integral part of these financial statements.

                                     55

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                         BHFTI AB             BHFTI AMERICAN FUNDS(R)              BHFTI AMERICAN FUNDS(R)
                                    INTERNATIONAL BOND          BALANCED ALLOCATION                   GROWTH ALLOCATION
                                        SUB-ACCOUNT                 SUB-ACCOUNT                          SUB-ACCOUNT
                                    ------------------  -----------------------------------  ----------------------------------
                                         2019 (a)             2019               2018              2019              2018
                                    ------------------  ----------------  -----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        (5,049)   $      8,815,363  $     (2,370,328)  $      2,343,774  $    (7,127,683)
   Net realized gains (losses)....                296        243,046,837        212,319,736       170,328,703       137,641,704
   Change in unrealized gains
     (losses) on investments......             14,137        258,451,071      (388,736,388)       185,588,681     (262,020,895)
                                    ------------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              9,384        510,313,271      (178,786,980)       358,261,158     (131,506,874)
                                    ------------------  ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,411,541         73,021,537         61,294,359        32,135,311        22,893,650
   Net transfers (including
     fixed account)...............            134,361         29,098,484         44,467,649         1,437,065        22,422,497
   Contract charges...............               (74)       (42,178,470)       (42,614,398)      (23,516,506)      (23,579,965)
   Transfers for contract benefits
     and terminations.............            (6,398)      (285,562,453)      (332,636,402)     (154,865,870)     (161,542,342)
                                    ------------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          1,539,430      (225,620,902)      (269,488,792)     (144,810,000)     (139,806,160)
                                    ------------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          1,548,814        284,692,369      (448,275,772)       213,451,158     (271,313,034)
NET ASSETS:
   Beginning of year..............                 --      2,963,267,735      3,411,543,507     1,707,533,593     1,978,846,627
                                    ------------------  ----------------  -----------------  ----------------  ----------------
   End of year....................   $      1,548,814   $  3,247,960,104  $   2,963,267,735  $  1,920,984,751  $  1,707,533,593
                                    ==================  ================  =================  ================  ================

                                                                              BHFTI AMERICAN FUNDS(R)
                                     BHFTI AMERICAN FUNDS(R) GROWTH             MODERATE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,549,960)  $    (8,619,346)  $      6,897,873  $      3,201,462
   Net realized gains (losses)....       121,675,272       121,096,213        86,539,313        85,894,108
   Change in unrealized gains
     (losses) on investments......        87,139,968     (124,294,726)       102,704,109     (161,087,562)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       200,265,280      (11,817,859)       196,141,295      (71,991,992)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        74,725,927        59,541,793        39,369,793        34,253,829
   Net transfers (including
     fixed account)...............       (3,156,620)      (11,400,101)         5,126,546      (18,221,324)
   Contract charges...............       (9,441,069)       (8,675,546)      (20,567,156)      (20,944,461)
   Transfers for contract benefits
     and terminations.............      (66,856,794)      (74,447,286)     (126,734,697)     (153,644,415)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,728,556)      (34,981,140)     (102,805,514)     (158,556,371)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       195,536,724      (46,798,999)        93,335,781     (230,548,363)
NET ASSETS:
   Beginning of year..............       701,041,738       747,840,737     1,402,819,681     1,633,368,044
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    896,578,462  $    701,041,738  $  1,496,155,462  $  1,402,819,681
                                    ================  ================  ================  ================

                                                                               BHFTI BLACKROCK GLOBAL
                                      BHFTI AQR GLOBAL RISK BALANCED             TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2019               2018              2019              2018
                                    ----------------  -----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     32,248,746  $    (22,454,235)  $   (54,184,311)  $      1,356,341
   Net realized gains (losses)....      (43,868,698)        154,085,883        23,983,940       359,743,139
   Change in unrealized gains
     (losses) on investments......       357,199,846      (301,513,104)       812,711,294     (767,714,106)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       345,579,894      (169,881,456)       782,510,923     (406,614,626)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,515,094          6,372,769        15,886,849        27,556,344
   Net transfers (including
     fixed account)...............      (37,486,145)       (50,527,549)      (42,430,476)      (60,756,484)
   Contract charges...............      (38,925,300)       (39,926,841)      (80,089,212)      (82,936,075)
   Transfers for contract benefits
     and terminations.............     (171,565,658)      (148,697,718)     (363,062,821)     (332,714,991)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (242,462,009)      (232,779,339)     (469,695,660)     (448,851,206)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       103,117,885      (402,660,795)       312,815,263     (855,465,832)
NET ASSETS:
   Beginning of year..............     1,970,551,063      2,373,211,858     4,296,443,283     5,151,909,115
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  2,073,668,948  $   1,970,551,063  $  4,609,258,546  $  4,296,443,283
                                    ================  =================  ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     56

 The accompanying notes are an integral part of these financial statements.

                                     57

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                               BHFTI BRIGHTHOUSE ASSET
                                         BHFTI BLACKROCK HIGH YIELD                ALLOCATION 100
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2019              2018              2019               2018
                                     ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     11,830,538  $      7,827,468  $      (450,429)  $     (3,449,150)
   Net realized gains (losses).....         (698,917)       (1,294,438)        64,417,949         34,511,246
   Change in unrealized gains
     (losses) on investments.......        20,858,394      (16,824,328)        57,930,299       (94,794,873)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        31,990,015      (10,291,298)       121,897,819       (63,732,777)
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        56,193,906        36,481,761         9,302,339          9,099,166
   Net transfers (including
     fixed account)................        23,153,283      (10,255,069)       (9,952,960)        (1,619,355)
   Contract charges................       (3,064,615)       (2,593,200)       (4,829,353)        (4,923,073)
   Transfers for contract benefits
     and terminations..............      (22,292,807)      (22,435,866)      (40,397,256)       (59,754,967)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        53,989,767         1,197,626      (45,877,230)       (57,198,229)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        85,979,782       (9,093,672)        76,020,589      (120,931,006)
NET ASSETS:
   Beginning of year...............       223,555,426       232,649,098       494,626,348        615,557,354
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $    309,535,208  $    223,555,426  $    570,646,937  $     494,626,348
                                     ================  ================  ================  =================

                                       BHFTI BRIGHTHOUSE BALANCED PLUS     BHFTI BRIGHTHOUSE SMALL CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     47,694,050  $      20,444,187  $    (1,499,575)  $     (1,352,409)
   Net realized gains (losses).....        53,321,209        686,094,721        19,451,879         18,446,579
   Change in unrealized gains
     (losses) on investments.......     1,366,475,059    (1,370,558,908)        32,185,432       (54,706,228)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     1,467,490,318      (664,020,000)        50,137,736       (37,612,058)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        37,261,825         73,742,871         3,767,339          2,642,961
   Net transfers (including
     fixed account)................        85,358,804        210,959,020         (197,637)        (4,794,883)
   Contract charges................     (124,420,860)      (123,227,586)       (1,806,787)        (1,903,835)
   Transfers for contract benefits
     and terminations..............     (617,107,937)      (528,896,657)      (20,813,789)       (26,883,359)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (618,908,168)      (367,422,352)      (19,050,874)       (30,939,116)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       848,582,150    (1,031,442,352)        31,086,862       (68,551,174)
NET ASSETS:
   Beginning of year...............     6,920,717,677      7,952,160,029       192,491,868        261,043,042
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  7,769,299,827  $   6,920,717,677  $    223,578,730  $     192,491,868
                                     ================  =================  ================  =================

                                         BHFTI BRIGHTHOUSE/ABERDEEN               BHFTI BRIGHTHOUSE/
                                           EMERGING MARKETS EQUITY               ARTISAN INTERNATIONAL
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2019              2018               2019              2018
                                     ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        489,105  $       4,126,792  $            206  $             430
   Net realized gains (losses).....         3,369,362          3,647,784             7,053              2,098
   Change in unrealized gains
     (losses) on investments.......        59,154,673       (71,732,414)            71,865           (42,515)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        63,013,140       (63,957,838)            79,124           (39,987)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,842,614          4,655,859               320                 --
   Net transfers (including
     fixed account)................      (10,988,477)         25,304,928          (16,855)             31,903
   Contract charges................       (4,650,836)        (4,696,357)             (457)              (488)
   Transfers for contract benefits
     and terminations..............      (31,486,776)       (36,217,115)          (23,391)           (10,132)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (43,283,475)       (10,952,685)          (40,383)             21,283
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        19,729,665       (74,910,523)            38,741           (18,704)
NET ASSETS:
   Beginning of year...............       352,166,192        427,076,715           292,278            310,982
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    371,895,857  $     352,166,192  $        331,019  $         292,278
                                     ================  =================  ================  =================

                                           BHFTI BRIGHTHOUSE/EATON
                                             VANCE FLOATING RATE
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2019              2018
                                     ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      2,522,664  $       1,294,171
   Net realized gains (losses).....         (121,735)           (25,963)
   Change in unrealized gains
     (losses) on investments.......         1,814,322        (2,516,203)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         4,215,251        (1,247,995)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        12,856,516         14,449,205
   Net transfers (including
     fixed account)................         3,881,858          7,353,689
   Contract charges................         (824,561)          (590,459)
   Transfers for contract benefits
     and terminations..............       (7,456,791)        (7,617,953)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         8,457,022         13,594,482
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        12,672,273         12,346,487
NET ASSETS:
   Beginning of year...............        74,905,336         62,558,849
                                     ----------------  -----------------
   End of year.....................  $     87,577,609  $      74,905,336
                                     ================  =================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     58

 The accompanying notes are an integral part of these financial statements.

                                     59

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                         BHFTI BRIGHTHOUSE/FRANKLIN           BHFTI BRIGHTHOUSE/TEMPLETON
                                          LOW DURATION TOTAL RETURN               INTERNATIONAL BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     -----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,576,609  $        325,771  $       2,142,331  $      (543,469)
   Net realized gains (losses).....          (452,919)         (883,368)          (263,370)         (785,527)
   Change in unrealized gains
     (losses) on investments.......          2,053,757       (1,087,840)        (1,953,103)         1,155,692
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          4,177,447       (1,645,437)           (74,142)         (173,304)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,166,891         3,019,132            104,849            96,090
   Net transfers (including
     fixed account)................         13,582,396         2,516,951          2,715,649       (1,138,434)
   Contract charges................        (1,847,333)       (1,851,464)          (483,329)         (534,182)
   Transfers for contract benefits
     and terminations..............       (14,530,497)      (13,947,617)        (2,775,450)       (3,298,940)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            371,457      (10,262,998)          (438,281)       (4,875,466)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          4,548,904      (11,908,435)          (512,423)       (5,048,770)
NET ASSETS:
   Beginning of year...............        137,799,742       149,708,177         32,416,554        37,465,324
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     142,348,646  $    137,799,742  $      31,904,131  $     32,416,554
                                     =================  ================  =================  ================

                                        BHFTI BRIGHTHOUSE/WELLINGTON
                                             LARGE CAP RESEARCH           BHFTI CLARION GLOBAL REAL ESTATE
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2019              2018              2019              2018
                                     ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (103,938)  $      (127,648)  $      3,645,890  $     10,990,701
   Net realized gains (losses).....         2,168,450         2,430,231         2,358,814           153,417
   Change in unrealized gains
     (losses) on investments.......         1,849,415       (3,419,013)        41,816,286      (36,679,711)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         3,913,927       (1,116,430)        47,820,990      (25,535,593)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            32,571            23,271         3,077,401         2,810,811
   Net transfers (including
     fixed account)................         (301,984)         (262,709)      (10,095,622)         (132,497)
   Contract charges................         (196,966)         (199,638)       (2,662,301)       (2,674,044)
   Transfers for contract benefits
     and terminations..............       (1,070,134)         (983,002)      (26,021,556)      (24,752,380)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,536,513)       (1,422,078)      (35,702,078)      (24,748,110)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         2,377,414       (2,538,508)        12,118,912      (50,283,703)
NET ASSETS:
   Beginning of year...............        13,723,171        16,261,679       219,199,553       269,483,256
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $     16,100,585  $     13,723,171  $    231,318,465  $    219,199,553
                                     ================  ================  ================  ================

                                                BHFTI HARRIS                        BHFTI INVESCO
                                            OAKMARK INTERNATIONAL             BALANCED-RISK ALLOCATION
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2019              2018              2019              2018
                                     ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      3,525,809  $        768,693  $   (12,716,951)  $    (2,009,648)
   Net realized gains (losses).....        37,115,741        29,789,069       (6,034,292)        70,854,862
   Change in unrealized gains
     (losses) on investments.......        71,856,958     (196,507,060)       137,692,596     (145,711,399)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       112,498,508     (165,949,298)       118,941,353      (76,866,185)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        10,467,749        15,524,018         7,724,118        14,935,646
   Net transfers (including
     fixed account)................       (5,859,790)        56,104,531       (7,875,899)       (9,305,569)
   Contract charges................       (6,110,532)       (6,242,256)      (16,310,573)      (16,727,549)
   Transfers for contract benefits
     and terminations..............      (45,336,669)      (58,620,436)      (71,439,632)      (61,893,383)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (46,839,242)         6,765,857      (87,901,986)      (72,990,855)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............        65,659,266     (159,183,441)        31,039,367     (149,857,040)
NET ASSETS:
   Beginning of year...............       506,604,107       665,787,548       895,562,846     1,045,419,886
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    572,263,373  $    506,604,107  $    926,602,213  $    895,562,846
                                     ================  ================  ================  ================

                                           BHFTI INVESCO COMSTOCK
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2019               2018
                                     ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      4,351,946  $     (5,946,041)
   Net realized gains (losses).....        85,950,268         78,083,033
   Change in unrealized gains
     (losses) on investments.......        43,190,352      (162,972,006)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       133,492,566       (90,835,014)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        15,616,958         14,956,081
   Net transfers (including
     fixed account)................         9,330,111       (12,196,277)
   Contract charges................       (7,585,121)        (8,119,649)
   Transfers for contract benefits
     and terminations..............      (76,014,460)       (81,498,750)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (58,652,512)       (86,858,595)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        74,840,054      (177,693,609)
NET ASSETS:
   Beginning of year...............       594,306,823        772,000,432
                                     ----------------  -----------------
   End of year.....................  $    669,146,877  $     594,306,823
                                     ================  =================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     60

 The accompanying notes are an integral part of these financial statements.

                                     61

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                        BHFTI INVESCO GLOBAL EQUITY      BHFTI INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019             2018               2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (347,790)  $      (276,245)  $    (4,833,171)  $    (5,122,349)
   Net realized gains (losses)....         8,525,105         8,781,896        51,599,513        45,068,522
   Change in unrealized gains
     (losses) on investments......         5,917,554      (16,700,241)        15,487,989      (70,770,383)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,094,869       (8,194,590)        62,254,331      (30,824,210)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,492            47,485        16,835,117        16,733,472
   Net transfers (including
     fixed account)...............         (704,409)         (537,180)         3,763,285           220,199
   Contract charges...............         (481,149)         (523,472)       (3,258,166)       (3,212,415)
   Transfers for contract benefits
     and terminations.............       (7,265,968)       (7,781,202)      (28,067,126)      (34,455,425)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,422,034)       (8,794,369)      (10,726,890)      (20,714,169)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,672,835      (16,988,959)        51,527,441      (51,538,379)
NET ASSETS:
   Beginning of year..............        49,942,988        66,931,947       277,369,783       328,908,162
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     55,615,823  $     49,942,988  $    328,897,224  $    277,369,783
                                    ================  ================  ================  ================

                                                                                  BHFTI JPMORGAN
                                        BHFTI JPMORGAN CORE BOND             GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019               2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      9,416,790  $      4,027,160  $     16,171,542  $      3,112,341
   Net realized gains (losses)....         (560,477)       (2,143,941)         5,468,222        68,768,767
   Change in unrealized gains
     (losses) on investments......        11,447,422       (7,403,285)       145,551,085     (176,576,936)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        20,303,735       (5,520,066)       167,190,849     (104,695,828)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        13,571,174         7,456,783        11,815,717        22,728,866
   Net transfers (including
     fixed account)...............        18,018,893         3,338,216      (17,693,622)       132,151,847
   Contract charges...............       (4,311,313)       (4,373,478)      (19,780,240)      (19,815,102)
   Transfers for contract benefits
     and terminations.............      (27,374,015)      (30,639,651)      (86,078,278)      (70,377,478)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (95,261)      (24,218,130)     (111,736,423)        64,688,133
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        20,208,474      (29,738,196)        55,454,426      (40,007,695)
NET ASSETS:
   Beginning of year..............       313,000,009       342,738,205     1,135,038,317     1,175,046,012
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    333,208,483  $    313,000,009  $  1,190,492,743  $  1,135,038,317
                                    ================  ================  ================  ================

                                                   BHFTI                           BHFTI LOOMIS
                                         JPMORGAN SMALL CAP VALUE            SAYLES GLOBAL ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2019              2018              2019              2018
                                     ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $       (79,202)  $       (98,298)  $       (88,095)  $        433,972
   Net realized gains (losses)....          2,109,972         1,898,020        17,318,740        15,053,039
   Change in unrealized gains
     (losses) on investments......          1,237,629       (5,084,957)        17,143,175      (25,413,434)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          3,268,399       (3,285,235)        34,373,820       (9,926,423)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             57,542            90,111         5,936,700         4,562,863
   Net transfers (including
     fixed account)...............            990,016         (336,694)         (630,169)         2,028,305
   Contract charges...............          (255,224)         (284,025)       (1,729,948)       (1,660,014)
   Transfers for contract benefits
     and terminations.............        (1,562,329)       (1,726,003)      (13,222,288)      (14,509,884)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (769,995)       (2,256,611)       (9,645,705)       (9,578,730)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,498,404       (5,541,846)        24,728,115      (19,505,153)
NET ASSETS:
   Beginning of year..............         18,754,326        24,296,172       138,105,130       157,610,283
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $     21,252,730  $     18,754,326  $    162,833,245  $    138,105,130
                                     ================  ================  ================  ================

                                        BHFTI LOOMIS SAYLES GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,057,891)  $    (4,562,646)
   Net realized gains (losses)....        70,663,471        58,276,950
   Change in unrealized gains
     (losses) on investments......         8,944,410      (83,760,460)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        76,549,990      (30,046,156)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,519,690         5,065,547
   Net transfers (including
     fixed account)...............       (5,193,314)      (30,190,633)
   Contract charges...............       (4,334,159)       (4,697,753)
   Transfers for contract benefits
     and terminations.............      (39,516,770)      (45,490,259)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (43,524,553)      (75,313,098)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        33,025,437     (105,359,254)
NET ASSETS:
   Beginning of year..............       367,812,591       473,171,845
                                    ----------------  ----------------
   End of year....................  $    400,838,028  $    367,812,591
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     62

 The accompanying notes are an integral part of these financial statements.

                                     63

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                              BHFTI METLIFE                        BHFTI MFS(R)
                                        MULTI-INDEX TARGETED RISK             RESEARCH INTERNATIONAL
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      7,978,683  $      4,117,849  $      (524,133)  $       1,013,371
   Net realized gains (losses)....         5,398,377        64,250,463        13,732,311          3,869,459
   Change in unrealized gains
     (losses) on investments......       159,635,566     (149,317,791)        41,889,030       (44,456,699)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       173,012,626      (80,949,479)        55,097,208       (39,573,869)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,071,025        23,241,575         3,986,101          4,414,256
   Net transfers (including
     fixed account)...............        12,669,983        28,531,829       (2,087,604)          3,477,530
   Contract charges...............      (15,923,753)      (15,295,603)       (2,304,149)        (2,371,613)
   Transfers for contract benefits
     and terminations.............      (63,669,973)      (54,375,580)      (24,457,777)       (24,819,595)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (56,852,718)      (17,897,779)      (24,863,429)       (19,299,422)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............       116,159,908      (98,847,258)        30,233,779       (58,873,291)
NET ASSETS:
   Beginning of year..............       878,288,064       977,135,322       217,709,174        276,582,465
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    994,447,972  $    878,288,064  $    247,942,953  $     217,709,174
                                    ================  ================  ================  =================

                                                                                  BHFTI PANAGORA
                                     BHFTI MORGAN STANLEY DISCOVERY           GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018              2019               2018
                                    ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,761,155)  $    (3,685,094)  $      2,499,544  $     (1,909,762)
   Net realized gains (losses)....        71,732,273        72,960,411           692,530         10,348,036
   Change in unrealized gains
     (losses) on investments......        15,540,051      (44,253,416)        20,513,707       (20,920,173)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        83,511,169        25,021,901        23,705,781       (12,481,899)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,049,269         6,177,966         2,541,221          4,414,988
   Net transfers (including
     fixed account)...............      (24,778,029)      (28,831,448)         9,188,670       (18,830,787)
   Contract charges...............       (3,352,540)       (3,217,551)       (2,244,207)        (2,144,779)
   Transfers for contract benefits
     and terminations.............      (28,240,530)      (22,503,501)       (8,599,018)        (8,078,654)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (48,321,830)      (48,374,534)           886,666       (24,639,232)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............        35,189,339      (23,352,633)        24,592,447       (37,121,131)
NET ASSETS:
   Beginning of year..............       222,695,855       246,048,488       117,135,727        154,256,858
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    257,885,194  $    222,695,855  $    141,728,174  $     117,135,727
                                    ================  ================  ================  =================

                                               BHFTI PIMCO
                                        INFLATION PROTECTED BOND             BHFTI PIMCO TOTAL RETURN
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     10,086,240  $          8,361  $     17,872,682  $     (2,876,706)
   Net realized gains (losses)....       (6,108,924)       (8,730,078)       (1,950,525)        (9,864,205)
   Change in unrealized gains
     (losses) on investments......        31,705,123      (15,750,336)        72,057,828       (14,647,929)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        35,682,439      (24,472,053)        87,979,985       (27,388,840)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,202,977         6,039,554        24,475,872         17,825,076
   Net transfers (including
     fixed account)...............         7,085,632         7,752,448        11,588,625         11,041,138
   Contract charges...............       (7,369,085)       (7,729,682)      (17,124,515)       (17,665,894)
   Transfers for contract benefits
     and terminations.............      (50,423,950)      (57,582,596)     (113,500,903)      (134,258,489)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (43,504,426)      (51,520,276)      (94,560,921)      (123,058,169)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............       (7,821,987)      (75,992,329)       (6,580,936)      (150,447,009)
NET ASSETS:
   Beginning of year..............       557,952,618       633,944,947     1,331,823,874      1,482,270,883
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    550,130,631  $    557,952,618  $  1,325,242,938  $   1,331,823,874
                                    ================  ================  ================  =================

                                             BHFTI SCHRODERS
                                           GLOBAL MULTI-ASSET
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        696,462  $      2,601,382
   Net realized gains (losses)....         5,021,115        53,541,997
   Change in unrealized gains
     (losses) on investments......       157,783,224     (146,584,465)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       163,500,801      (90,441,086)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,702,752         9,919,602
   Net transfers (including
     fixed account)...............      (31,282,137)       388,766,183
   Contract charges...............      (15,269,294)      (14,617,056)
   Transfers for contract benefits
     and terminations.............      (67,616,803)      (54,649,494)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (109,465,482)       329,419,235
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        54,035,319       238,978,149
NET ASSETS:
   Beginning of year..............       867,708,307       628,730,158
                                    ----------------  ----------------
   End of year....................  $    921,743,626  $    867,708,307
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     64

 The accompanying notes are an integral part of these financial statements.

                                     65

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                       BHFTI SSGA
                                    EMERGING MARKETS              BHFTI SSGA
                                     ENHANCED INDEX          GROWTH AND INCOME ETF               BHFTI SSGA GROWTH ETF
                                       SUB-ACCOUNT                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------  ----------------------------------  ----------------------------------
                                        2019 (A)            2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (2,420)  $      9,782,306  $     10,289,954  $      1,741,977  $      2,195,170
   Net realized gains (losses)....               136        64,075,683        68,543,923        30,296,962        35,811,101
   Change in unrealized gains
     (losses) on investments......            66,705       117,960,827     (175,633,547)        45,484,805      (82,579,909)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            64,421       191,818,816      (96,799,670)        77,523,744      (44,573,638)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           638,345        15,551,863        16,604,269         4,338,359         3,535,668
   Net transfers (including
     fixed account)...............           169,566       (4,518,577)      (13,699,335)       (6,164,289)       (3,122,870)
   Contract charges...............             (194)      (16,523,705)      (17,065,331)       (5,480,945)       (5,724,715)
   Transfers for contract benefits
     and terminations.............             (813)      (95,612,954)     (114,338,098)      (32,041,466)      (49,423,477)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           806,904     (101,103,373)     (128,498,495)      (39,348,341)      (54,735,394)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           871,325        90,715,443     (225,298,165)        38,175,403      (99,309,032)
NET ASSETS:
   Beginning of year..............                --     1,115,176,743     1,340,474,908       392,931,024       492,240,056
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $        871,325  $  1,205,892,186  $  1,115,176,743  $    431,106,427  $    392,931,024
                                    ================  ================  ================  ================  ================

                                                   BHFTI                           BHFTI T. ROWE
                                       T. ROWE PRICE LARGE CAP VALUE           PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,375,171  $      2,390,778  $    (7,385,840)  $    (7,793,682)
   Net realized gains (losses)....        84,505,088        83,860,860        89,238,257        81,061,225
   Change in unrealized gains
     (losses) on investments......        63,479,038     (160,474,054)        38,200,995      (86,334,850)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       152,359,297      (74,222,416)       120,053,412      (13,067,307)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        21,425,566        17,158,944        23,396,515        15,406,378
   Net transfers (including
     fixed account)...............       (4,693,302)       (5,348,805)      (17,060,466)      (17,958,274)
   Contract charges...............       (4,755,973)       (4,697,152)       (4,953,782)       (4,891,010)
   Transfers for contract benefits
     and terminations.............      (69,661,865)      (82,582,609)      (44,532,130)      (54,347,620)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (57,685,574)      (75,469,622)      (43,149,863)      (61,790,526)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        94,673,723     (149,692,038)        76,903,549      (74,857,833)
NET ASSETS:
   Beginning of year..............       635,360,934       785,052,972       425,595,931       500,453,764
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    730,034,657  $    635,360,934  $    502,499,480  $    425,595,931
                                    ================  ================  ================  ================

                                                                                  BHFTI VICTORY
                                       BHFTI TCW CORE FIXED INCOME           SYCAMORE MID CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          6,628  $          3,115  $      (943,102)  $    (2,369,206)
   Net realized gains (losses)....             1,912           (1,609)         8,355,870        49,146,976
   Change in unrealized gains
     (losses) on investments......            13,686           (6,630)        44,978,552      (71,450,699)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            22,226           (5,124)        52,391,320      (24,672,929)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               450             4,506         4,052,455         5,269,753
   Net transfers (including
     fixed account)...............            14,930          (20,026)       (6,629,169)      (21,287,632)
   Contract charges...............             (227)             (226)       (2,906,242)       (3,075,780)
   Transfers for contract benefits
     and terminations.............          (64,938)          (21,993)      (21,649,949)      (22,412,478)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (49,785)          (37,739)      (27,132,905)      (41,506,137)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (27,559)          (42,863)        25,258,415      (66,179,066)
NET ASSETS:
   Beginning of year..............           305,946           348,809       201,225,901       267,404,967
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        278,387  $        305,946  $    226,484,316  $    201,225,901
                                    ================  ================  ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     66

 The accompanying notes are an integral part of these financial statements.

                                     67

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                BHFTI WELLS                     BHFTI WESTERN ASSET
                                     CAPITAL MANAGEMENT MID CAP VALUE      MANAGEMENT GOVERNMENT INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,146,923)  $      (814,715)   $      7,136,503  $      7,480,701
   Net realized gains (losses)....         1,888,121         8,841,843          (914,407)       (4,246,293)
   Change in unrealized gains
     (losses) on investments......        34,508,984      (27,509,855)         24,111,233      (12,308,508)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        35,250,182      (19,482,727)         30,333,329       (9,074,100)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,380,233           999,929          5,356,871         3,554,160
   Net transfers (including
     fixed account)...............       (6,227,505)        11,828,280         28,553,867        10,413,217
   Contract charges...............       (1,203,688)       (1,134,069)       (10,087,991)      (10,124,804)
   Transfers for contract benefits
     and terminations.............      (11,509,862)      (12,957,925)       (62,894,926)      (56,916,755)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (17,560,822)       (1,263,785)       (39,072,179)      (53,074,182)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............        17,689,360      (20,746,512)        (8,738,850)      (62,148,282)
NET ASSETS:
   Beginning of year..............       111,542,477       132,288,989        513,955,358       576,103,640
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    129,231,837  $    111,542,477   $    505,216,508  $    513,955,358
                                    ================  ================   ================  ================

                                              BHFTII BAILLIE
                                        GIFFORD INTERNATIONAL STOCK         BHFTII BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2019              2018              2019               2018
                                    -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (977,431)  $    (1,467,878)  $      1,707,970  $       1,158,043
   Net realized gains (losses)....         19,975,618         7,060,425          (36,631)          (316,573)
   Change in unrealized gains
     (losses) on investments......         37,596,240      (49,728,013)         4,591,607        (2,334,812)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         56,594,427      (44,135,466)         6,262,946        (1,493,342)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,250,886         2,370,118        16,577,328          8,620,273
   Net transfers (including
     fixed account)...............       (10,427,268)        14,960,218         6,003,098          1,524,689
   Contract charges...............        (2,844,574)       (2,905,414)         (940,842)          (778,446)
   Transfers for contract benefits
     and terminations.............       (18,098,711)      (24,388,602)       (7,736,651)        (5,922,930)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (29,119,667)       (9,963,680)        13,902,933          3,443,586
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         27,474,760      (54,099,146)        20,165,879          1,950,244
NET ASSETS:
   Beginning of year..............        196,377,713       250,476,859        74,443,334         72,493,090
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     223,852,473  $    196,377,713  $     94,609,213  $      74,443,334
                                    =================  ================  ================  =================

                                                  BHFTII                              BHFTII
                                      BLACKROCK CAPITAL APPRECIATION      BLACKROCK ULTRA-SHORT TERM BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (523,529)  $      (310,878)   $       (96,428)  $    (2,287,157)
   Net realized gains (losses)....         6,720,357         3,425,333            971,434           659,466
   Change in unrealized gains
     (losses) on investments......         3,385,703       (4,328,210)             19,271         1,557,185
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         9,582,531       (1,213,755)            894,277          (70,506)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        18,435,997         7,885,189         14,838,120        12,790,774
   Net transfers (including
     fixed account)...............         1,826,055         5,498,963         38,331,370        56,409,768
   Contract charges...............         (305,726)         (166,214)        (3,733,811)       (3,572,402)
   Transfers for contract benefits
     and terminations.............       (3,348,693)       (1,777,307)       (59,534,175)      (68,488,642)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        16,607,633        11,440,631       (10,098,496)       (2,860,502)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............        26,190,164        10,226,876        (9,204,219)       (2,931,008)
NET ASSETS:
   Beginning of year..............        26,500,659        16,273,783        290,964,126       293,895,134
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $     52,690,823  $     26,500,659   $    281,759,907  $    290,964,126
                                    ================  ================   ================  ================

                                                  BHFTII
                                      BRIGHTHOUSE ASSET ALLOCATION 20
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2019              2018
                                    -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         658,831  $        597,120
   Net realized gains (losses)....          2,192,089           636,916
   Change in unrealized gains
     (losses) on investments......          8,207,052       (5,440,948)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         11,057,972       (4,206,912)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,272,294         1,839,197
   Net transfers (including
     fixed account)...............         23,987,700        21,601,428
   Contract charges...............        (1,439,526)       (1,119,738)
   Transfers for contract benefits
     and terminations.............       (12,667,475)      (16,902,618)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         13,152,993         5,418,269
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............         24,210,965         1,211,357
NET ASSETS:
   Beginning of year..............        104,881,125       103,669,768
                                    -----------------  ----------------
   End of year....................  $     129,092,090  $    104,881,125
                                    =================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     68

 The accompanying notes are an integral part of these financial statements.

                                     69

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                             BHFTII BRIGHTHOUSE                   BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 40                  ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2019              2018               2019               2018
                                     ----------------  -----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     18,984,108  $      14,408,883  $      21,404,140  $      3,790,418
   Net realized gains (losses).....       131,283,066         81,772,333        408,369,628       215,494,786
   Change in unrealized gains
     (losses) on investments.......       257,100,306      (294,921,005)        482,130,702     (667,253,153)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       407,367,480      (198,739,789)        911,904,470     (447,967,949)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        12,662,983         11,201,589         35,977,879        34,039,161
   Net transfers (including
     fixed account)................      (10,731,252)       (83,510,949)       (23,362,167)      (51,910,411)
   Contract charges................      (39,967,976)       (42,313,569)       (66,164,745)      (68,995,140)
   Transfers for contract benefits
     and terminations..............     (330,149,936)      (373,771,375)      (527,765,871)     (627,924,141)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (368,186,181)      (488,394,304)      (581,314,904)     (714,790,531)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        39,181,299      (687,134,093)        330,589,566   (1,162,758,480)
NET ASSETS:
   Beginning of year...............     3,095,758,853      3,782,892,946      5,413,952,175     6,576,710,655
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $  3,134,940,152  $   3,095,758,853  $   5,744,541,741  $  5,413,952,175
                                     ================  =================  =================  ================

                                             BHFTII BRIGHTHOUSE                          BHFTII
                                             ASSET ALLOCATION 80            BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2019              2018               2019               2018
                                     -----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       7,344,896  $    (17,648,061)  $    (1,800,415)  $     (2,299,256)
   Net realized gains (losses).....        498,374,036        259,779,715        20,859,272         14,200,038
   Change in unrealized gains
     (losses) on investments.......        513,656,679      (759,581,911)        13,459,189       (38,603,934)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      1,019,375,611      (517,450,257)        32,518,046       (26,703,152)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         14,985,876         20,368,804         1,913,641          1,726,610
   Net transfers (including
     fixed account)................       (71,005,061)       (52,307,796)         (478,591)        (5,133,638)
   Contract charges................       (57,512,371)       (59,323,746)       (1,210,973)        (1,296,295)
   Transfers for contract benefits
     and terminations..............      (435,027,987)      (499,428,393)      (15,301,188)       (21,304,120)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (548,559,543)      (590,691,131)      (15,077,111)       (26,007,443)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        470,816,068    (1,108,141,388)        17,440,935       (52,710,595)
NET ASSETS:
   Beginning of year...............      4,888,889,937      5,997,031,325       154,625,972        207,336,567
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $   5,359,706,005  $   4,888,889,937  $    172,066,907  $     154,625,972
                                     =================  =================  ================  =================

                                       BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                         INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019              2018
                                     -----------------  ----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (334,258)  $        632,796  $         (5,147)  $       1,080,770
   Net realized gains (losses).....          4,216,827         5,120,014         79,953,452         58,237,340
   Change in unrealized gains
     (losses) on investments.......          8,098,666      (21,675,154)        108,256,529       (66,761,339)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         11,981,235      (15,922,344)        188,204,834        (7,443,229)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,515,043         2,966,681         10,520,496          6,479,546
   Net transfers (including
     fixed account)................          (107,020)         6,535,170       (31,528,035)       (46,346,269)
   Contract charges................          (693,666)         (706,702)        (7,651,571)        (7,811,977)
   Transfers for contract benefits
     and terminations..............        (4,627,720)       (7,345,339)       (79,280,128)       (86,772,379)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (3,913,363)         1,449,810      (107,939,238)      (134,451,079)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          8,067,872      (14,472,534)         80,265,596      (141,894,308)
NET ASSETS:
   Beginning of year...............         57,864,977        72,337,511        689,411,811        831,306,119
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      65,932,849  $     57,864,977  $     769,677,407  $     689,411,811
                                     =================  ================  =================  =================

                                       BHFTII FRONTIER MID CAP GROWTH
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2019              2018
                                     ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,077,727)  $    (1,110,604)
   Net realized gains (losses).....        10,343,995         9,846,359
   Change in unrealized gains
     (losses) on investments.......         8,407,102      (13,105,567)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        17,673,370       (4,369,812)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,228,748           961,242
   Net transfers (including
     fixed account)................       (1,490,814)       (2,475,917)
   Contract charges................         (672,717)         (668,707)
   Transfers for contract benefits
     and terminations..............       (5,872,837)       (6,911,041)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,807,620)       (9,094,423)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        11,865,750      (13,464,235)
NET ASSETS:
   Beginning of year...............        59,173,615        72,637,850
                                     ----------------  ----------------
   End of year.....................  $     71,039,365  $     59,173,615
                                     ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     70

 The accompanying notes are an integral part of these financial statements.

                                     71

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                     BHFTII
                                          BHFTII JENNISON GROWTH          LOOMIS SAYLES SMALL CAP CORE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,051,149)  $    (7,671,050)  $      (232,590)  $      (252,149)
   Net realized gains (losses)....        86,697,280        95,640,583         1,475,932         1,717,960
   Change in unrealized gains
     (losses) on investments......        54,079,391      (90,743,540)         1,490,922       (3,235,985)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       133,725,522       (2,774,007)         2,734,264       (1,770,174)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,595,186        11,797,946            13,304            41,211
   Net transfers (including
     fixed account)...............       (9,232,001)       (2,864,706)         (129,657)           276,989
   Contract charges...............       (4,435,552)       (4,206,805)         (190,505)         (198,638)
   Transfers for contract benefits
     and terminations.............      (49,129,470)      (55,263,650)         (984,847)         (648,874)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (51,201,837)      (50,537,215)       (1,291,705)         (529,312)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        82,523,685      (53,311,222)         1,442,559       (2,299,486)
NET ASSETS:
   Beginning of year..............       453,769,065       507,080,287        12,183,847        14,483,333
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    536,292,750  $    453,769,065  $     13,626,406  $     12,183,847
                                    ================  ================  ================  ================

                                                 BHFTII                               BHFTII
                                     LOOMIS SAYLES SMALL CAP GROWTH        METLIFE AGGREGATE BOND INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (3,659)  $        (3,814)  $      4,611,202  $      4,145,351
   Net realized gains (losses)....            47,518            56,859         (566,948)       (2,275,005)
   Change in unrealized gains
     (losses) on investments......            22,564          (50,854)        15,835,305       (8,007,320)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            66,423             2,191        19,879,559       (6,136,974)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,127                --         9,651,251         6,507,008
   Net transfers (including
     fixed account)...............          (32,498)            43,369        26,770,100        16,545,609
   Contract charges...............           (1,182)           (1,161)       (4,356,581)       (4,146,075)
   Transfers for contract benefits
     and terminations.............         (102,547)          (88,583)      (33,655,218)      (31,907,003)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (127,100)          (46,375)       (1,590,448)      (13,000,461)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (60,677)          (44,184)        18,289,111      (19,137,435)
NET ASSETS:
   Beginning of year..............           299,873           344,057       294,247,365       313,384,800
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        239,196  $        299,873  $    312,536,476  $    294,247,365
                                    ================  ================  ================  ================

                                                  BHFTII                              BHFTII
                                        METLIFE MID CAP STOCK INDEX         METLIFE MSCI EAFE(R) INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018              2019               2018
                                    ----------------  ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (492,428)  $      (729,282)   $      1,144,612  $      1,545,569
   Net realized gains (losses)....        16,515,903        17,548,892          1,876,557         1,420,914
   Change in unrealized gains
     (losses) on investments......        16,261,001      (36,439,302)         17,427,733      (21,678,671)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        32,284,476      (19,619,692)         20,448,902      (18,712,188)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,731,883         6,914,692          6,701,313         5,932,657
   Net transfers (including
     fixed account)...............         (371,747)       (1,605,908)          (903,184)         5,961,906
   Contract charges...............       (1,341,267)       (1,330,824)        (1,185,027)       (1,154,457)
   Transfers for contract benefits
     and terminations.............      (13,145,938)      (13,846,354)       (10,018,105)       (9,906,769)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,127,069)       (9,868,394)        (5,405,003)           833,337
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        26,157,407      (29,488,086)         15,043,899      (17,878,851)
NET ASSETS:
   Beginning of year..............       136,815,747       166,303,833        104,406,755       122,285,606
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    162,973,154  $    136,815,747   $    119,450,654  $    104,406,755
                                    ================  ================   ================  ================

                                                 BHFTII
                                      METLIFE RUSSELL 2000(R) INDEX
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (882,902)  $    (1,016,598)
   Net realized gains (losses)....        16,995,143        15,075,076
   Change in unrealized gains
     (losses) on investments......        15,284,497      (32,956,301)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        31,396,738      (18,897,823)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,185,140         8,126,146
   Net transfers (including
     fixed account)...............         (949,689)         7,004,555
   Contract charges...............       (1,445,733)       (1,370,455)
   Transfers for contract benefits
     and terminations.............      (12,221,469)      (12,975,022)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,431,751)           785,224
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        27,964,987      (18,112,599)
NET ASSETS:
   Beginning of year..............       134,269,548       152,382,147
                                    ----------------  ----------------
   End of year....................  $    162,234,535  $    134,269,548
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     72

 The accompanying notes are an integral part of these financial statements.

                                     73

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                        BHFTII METLIFE STOCK INDEX         BHFTII MFS(R) TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,803,650  $        490,599  $        245,457  $        240,474
   Net realized gains (losses)....        69,552,511        64,349,783         1,969,850         2,985,938
   Change in unrealized gains
     (losses) on investments......        85,754,538     (101,504,078)         3,988,407       (6,093,267)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       158,110,699      (36,663,696)         6,203,714       (2,866,855)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,008,791        19,480,075           300,780           364,831
   Net transfers (including
     fixed account)...............      (14,015,124)         9,775,718       (1,124,389)         (244,296)
   Contract charges...............       (5,053,370)       (4,854,612)         (279,927)         (316,189)
   Transfers for contract benefits
     and terminations.............      (51,943,862)      (64,969,331)       (3,597,912)       (3,991,269)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (43,003,565)      (40,568,150)       (4,701,448)       (4,186,923)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       115,107,134      (77,231,846)         1,502,266       (7,053,778)
NET ASSETS:
   Beginning of year..............       561,844,816       639,076,662        35,831,790        42,885,568
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    676,951,950  $    561,844,816  $     37,334,056  $     35,831,790
                                    ================  ================  ================  ================

                                           BHFTII MFS(R) VALUE           BHFTII NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        509,419  $      (735,962)  $    (1,953,400)  $    (1,930,848)
   Net realized gains (losses)....        18,966,867        20,158,682        19,797,975        22,489,378
   Change in unrealized gains
     (losses) on investments......        47,338,191      (51,764,838)        11,426,070      (29,833,570)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        66,814,477      (32,342,118)        29,270,645       (9,275,040)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,566,381         6,583,715         4,485,526         1,862,706
   Net transfers (including
     fixed account)...............       (1,288,743)          (71,834)         (414,700)       (4,984,142)
   Contract charges...............       (2,969,393)       (3,036,955)       (1,147,763)       (1,162,334)
   Transfers for contract benefits
     and terminations.............      (22,496,628)      (25,226,829)      (10,538,106)      (13,172,700)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,188,383)      (21,751,903)       (7,615,043)      (17,456,470)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        48,626,094      (54,094,021)        21,655,602      (26,731,510)
NET ASSETS:
   Beginning of year..............       247,115,760       301,209,781       109,306,453       136,037,963
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    295,741,854  $    247,115,760  $    130,962,055  $    109,306,453
                                    ================  ================  ================  ================

                                                  BHFTII                              BHFTII
                                      T. ROWE PRICE LARGE CAP GROWTH      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,198,448)  $    (3,827,417)  $      (198,179)  $      (201,138)
   Net realized gains (losses)....        47,021,310        54,599,649         2,291,592         1,699,230
   Change in unrealized gains
     (losses) on investments......        32,847,761      (58,693,758)         1,613,790       (2,519,895)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        75,670,623       (7,921,526)         3,707,203       (1,021,803)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        32,106,653        18,851,142           294,713           418,179
   Net transfers (including
     fixed account)...............         8,468,795        17,748,182          (21,739)          (96,822)
   Contract charges...............       (2,865,292)       (2,488,089)          (67,244)          (67,557)
   Transfers for contract benefits
     and terminations.............      (24,626,305)      (27,377,435)       (1,129,037)       (1,263,636)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        13,083,851         6,733,800         (923,307)       (1,009,836)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        88,754,474       (1,187,726)         2,783,896       (2,031,639)
NET ASSETS:
   Beginning of year..............       259,939,693       261,127,419        12,116,876        14,148,515
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    348,694,167  $    259,939,693  $     14,900,772  $     12,116,876
                                    ================  ================  ================  ================

                                                  BHFTII
                                      VANECK GLOBAL NATURAL RESOURCES
                                                SUB-ACCOUNT
                                    ----------------------------------
                                           2019             2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (788,662)  $    (1,162,555)
   Net realized gains (losses)....       (2,035,689)       (1,433,525)
   Change in unrealized gains
     (losses) on investments......         9,664,937      (21,400,844)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         6,840,586      (23,996,924)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           217,821           150,530
   Net transfers (including
     fixed account)...............        10,830,043         3,617,316
   Contract charges...............       (1,032,687)       (1,126,631)
   Transfers for contract benefits
     and terminations.............       (5,599,191)       (6,749,377)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         4,415,986       (4,108,162)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,256,572      (28,105,086)
NET ASSETS:
   Beginning of year..............        59,956,248        88,061,334
                                    ----------------  ----------------
   End of year....................  $     71,212,820  $     59,956,248
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     74

 The accompanying notes are an integral part of these financial statements.

                                     75

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                       BHFTII WESTERN ASSET MANAGEMENT              BHFTII WESTERN
                                        STRATEGIC BOND OPPORTUNITIES       ASSET MANAGEMENT U.S. GOVERNMENT
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2019               2018              2019              2018
                                     -----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      32,562,539  $     39,209,719  $      2,464,881  $      1,448,199
   Net realized gains (losses).....          3,279,468           428,365         (631,890)       (1,703,074)
   Change in unrealized gains
     (losses) on investments.......         79,184,980      (94,399,767)         7,696,529       (1,693,598)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        115,026,987      (54,761,683)         9,529,520       (1,948,473)
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         31,912,152        29,285,136         7,254,427         7,628,438
   Net transfers (including
     fixed account)................            739,864        26,427,515        10,576,654         9,885,195
   Contract charges................       (10,786,580)      (10,895,042)       (2,935,831)       (2,956,262)
   Transfers for contract benefits
     and terminations..............      (116,082,080)     (119,030,364)      (25,478,124)      (29,848,486)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (94,216,644)      (74,212,755)      (10,582,874)      (15,291,115)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         20,810,343     (128,974,438)       (1,053,354)      (17,239,588)
NET ASSETS:
   Beginning of year...............        937,917,920     1,066,892,358       226,871,420       244,111,008
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     958,728,263  $    937,917,920  $    225,818,066  $    226,871,420
                                     =================  ================  ================  ================

                                      BLACKROCK GLOBAL ALLOCATION V.I.     DWS CROCI(R) INTERNATIONAL VIP
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2019              2018              2019               2018
                                     ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         39,655  $          5,897  $        171,732  $        (34,358)
   Net realized gains (losses).....           563,763           310,856         (327,399)          (434,350)
   Change in unrealized gains
     (losses) on investments.......         1,034,743         (851,294)         2,027,021        (1,344,486)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,638,161         (534,541)         1,871,354        (1,813,194)
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,743,520         4,169,361           320,958            310,679
   Net transfers (including
     fixed account)................           836,026           481,645         (365,457)          (310,812)
   Contract charges................          (70,251)          (11,595)             (690)              (881)
   Transfers for contract benefits
     and terminations..............         (353,217)         (120,207)         (539,841)        (1,037,981)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         7,156,078         4,519,204         (585,030)        (1,038,995)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         8,794,239         3,984,663         1,286,324        (2,852,189)
NET ASSETS:
   Beginning of year...............         6,984,006         2,999,343         9,594,320         12,446,509
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $     15,778,245  $      6,984,006  $     10,880,644  $       9,594,320
                                     ================  ================  ================  =================

                                         FEDERATED HIGH INCOME BOND                FEDERATED KAUFMAN
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             97  $             131  $        (1,024)  $           (918)
   Net realized gains (losses).....               (3)                (2)             6,662              4,733
   Change in unrealized gains
     (losses) on investments.......               155              (220)            13,630            (2,396)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               249               (91)            19,268              1,419
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                 --
   Net transfers (including
     fixed account)................                --                 --                --                 --
   Contract charges................                --                 --                --                 --
   Transfers for contract benefits
     and terminations..............               (1)                (2)               (2)              (107)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......               (1)                (2)               (2)              (107)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............               248               (93)            19,266              1,312
NET ASSETS:
   Beginning of year...............             1,915              2,008            60,276             58,964
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $          2,163  $           1,915  $         79,542  $          60,276
                                     ================  =================  ================  =================

                                        FIDELITY(R) VIP ASSET MANAGER
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2019               2018
                                     ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        217,990  $         171,899
   Net realized gains (losses).....         2,294,455          1,997,602
   Change in unrealized gains
     (losses) on investments.......         6,941,092        (6,425,359)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         9,453,537        (4,255,858)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           675,363            804,743
   Net transfers (including
     fixed account)................       (1,082,723)        (1,588,602)
   Contract charges................           (6,671)            (7,501)
   Transfers for contract benefits
     and terminations..............       (6,686,490)        (7,944,461)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (7,100,521)        (8,735,821)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,353,016       (12,991,679)
NET ASSETS:
   Beginning of year...............        59,276,315         72,267,994
                                     ----------------  -----------------
   End of year.....................  $     61,629,331  $      59,276,315
                                     ================  =================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     76

 The accompanying notes are an integral part of these financial statements.

                                     77

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                         FIDELITY(R) VIP CONTRAFUND          FIDELITY(R) VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2019              2018               2019               2018
                                     ----------------  -----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (5,740,275)  $     (4,658,059)  $          23,127  $         35,858
   Net realized gains (losses).....        81,586,175         75,006,364            273,339           231,025
   Change in unrealized gains
     (losses) on investments.......        71,261,482      (111,391,708)            647,786         (692,539)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       147,107,382       (41,043,403)            944,252         (425,656)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        12,998,700         12,841,606              3,579             2,063
   Net transfers (including
     fixed account)................      (10,466,555)       (10,166,095)           (28,866)          (42,217)
   Contract charges................       (4,399,733)        (4,513,633)                 --                --
   Transfers for contract benefits
     and terminations..............      (66,356,376)       (66,046,593)          (601,297)         (604,458)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (68,223,964)       (67,884,715)          (626,584)         (644,612)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        78,883,418      (108,928,118)            317,668       (1,070,268)
NET ASSETS:
   Beginning of year...............       516,822,732        625,750,850          3,905,060         4,975,328
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    595,706,150  $     516,822,732  $       4,222,728  $      3,905,060
                                     ================  =================  =================  ================

                                      FIDELITY(R) VIP FUNDSMANAGER 50%      FIDELITY(R) VIP FUNDSMANAGER 60%
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2019              2018               2019               2018
                                     -----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (14,111,149)  $    (28,570,555)  $   (11,139,237)  $    (21,186,152)
   Net realized gains (losses).....        363,165,316        387,861,639       343,566,273        361,132,051
   Change in unrealized gains
     (losses) on investments.......        198,608,205      (653,490,971)        29,274,722      (535,553,464)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        547,662,372      (294,199,887)       361,701,758      (195,607,565)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,535,963          6,472,632         6,158,967          6,309,500
   Net transfers (including
     fixed account)................                 --                 --                --                 --
   Contract charges................                 --                 --                --                 --
   Transfers for contract benefits
     and terminations..............      (707,802,566)      (620,216,112)     (356,127,713)      (445,225,372)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (702,266,603)      (613,743,480)     (349,968,746)      (438,915,872)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (154,604,231)      (907,943,367)        11,733,012      (634,523,437)
NET ASSETS:
   Beginning of year...............      3,795,963,053      4,703,906,420     2,146,738,120      2,781,261,557
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $   3,641,358,822  $   3,795,963,053  $  2,158,471,132  $   2,146,738,120
                                     =================  =================  ================  =================

                                               FIDELITY(R) VIP
                                           GOVERNMENT MONEY MARKET               FIDELITY(R) VIP GROWTH
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019               2018
                                     -----------------  ----------------   ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         110,250  $         49,575   $    (1,968,572)  $     (2,042,899)
   Net realized gains (losses).....                 --                --         18,262,883         32,112,863
   Change in unrealized gains
     (losses) on investments.......                (2)                 3         33,776,257       (31,265,399)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            110,248            49,578         50,070,568        (1,195,435)
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            623,472           897,378          1,610,543          1,847,353
   Net transfers (including
     fixed account)................          (187,127)           747,649        (4,085,657)        (3,228,562)
   Contract charges................            (1,305)           (1,472)           (14,350)           (15,633)
   Transfers for contract benefits
     and terminations..............        (1,768,551)       (1,808,738)       (15,360,210)       (14,268,095)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,333,511)         (165,183)       (17,849,674)       (15,664,937)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,223,263)         (115,605)         32,220,894       (16,860,372)
NET ASSETS:
   Beginning of year...............         17,486,552        17,602,157        160,226,256        177,086,628
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $      16,263,289  $     17,486,552   $    192,447,150  $     160,226,256
                                     =================  ================   ================  =================

                                          FIDELITY(R) VIP INDEX 500
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2019               2018
                                     -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         365,309  $        294,869
   Net realized gains (losses).....          4,608,479         4,311,968
   Change in unrealized gains
     (losses) on investments.......         10,875,574       (7,834,778)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         15,849,362       (3,227,941)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                281                --
   Net transfers (including
     fixed account)................          (986,352)       (1,125,805)
   Contract charges................           (15,379)          (17,245)
   Transfers for contract benefits
     and terminations..............        (5,258,030)       (5,803,898)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (6,259,480)       (6,946,948)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............          9,589,882      (10,174,889)
NET ASSETS:
   Beginning of year...............         55,902,972        66,077,861
                                     -----------------  ----------------
   End of year.....................  $      65,492,854  $     55,902,972
                                     =================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     78

 The accompanying notes are an integral part of these financial statements.

                                     79

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                          FIDELITY(R) VIP MID CAP            FIDELITY(R) VIP OVERSEAS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018              2019               2018
                                    ----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,635,111)  $    (4,118,485)  $          18,278  $         12,233
   Net realized gains (losses)....        41,959,369        46,442,108            204,221            72,873
   Change in unrealized gains
     (losses) on investments......        31,790,445     (104,511,568)            681,263         (770,959)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        71,114,703      (62,187,945)            903,762         (685,853)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,784,933        10,328,023             47,972            67,368
   Net transfers (including
     fixed account)...............        16,102,117       (3,262,083)             34,604          (32,603)
   Contract charges...............       (4,488,975)       (4,959,024)               (42)              (38)
   Transfers for contract benefits
     and terminations.............      (47,213,590)      (47,374,116)          (446,499)         (283,553)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (27,815,515)      (45,267,200)          (363,965)         (248,826)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............        43,299,188     (107,455,145)            539,797         (934,679)
NET ASSETS:
   Beginning of year..............       336,722,689       444,177,834          3,608,965         4,543,644
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    380,021,877  $    336,722,689  $       4,148,762  $      3,608,965
                                    ================  ================  =================  ================

                                                                                      FTVIPT
                                        FTVIPT FRANKLIN INCOME VIP          FRANKLIN MUTUAL SHARES VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      9,062,984  $      8,496,216  $         458,844  $      1,208,972
   Net realized gains (losses)....         4,569,275         1,428,156         11,536,069         6,514,086
   Change in unrealized gains
     (losses) on investments......        16,861,151      (22,969,206)          8,998,025      (19,962,133)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        30,493,410      (13,044,834)         20,992,938      (12,239,075)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,250,340         5,403,491          1,324,149         1,601,354
   Net transfers (including
     fixed account)...............         2,502,098           408,131            707,990           815,223
   Contract charges...............       (2,574,034)       (2,660,976)        (1,209,624)       (1,300,237)
   Transfers for contract benefits
     and terminations.............      (28,637,508)      (30,996,185)       (15,467,084)      (16,476,798)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (23,459,104)      (27,845,539)       (14,644,569)      (15,360,458)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,034,306      (40,890,373)          6,348,369      (27,599,533)
NET ASSETS:
   Beginning of year..............       218,572,330       259,462,703        105,943,384       133,542,917
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    225,606,636  $    218,572,330  $     112,291,753  $    105,943,384
                                    ================  ================  =================  ================

                                                  FTVIPT
                                       FRANKLIN SMALL CAP VALUE VIP        FTVIPT TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  -----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (332,464)  $       (590,781)  $       (54,374)  $        541,919
   Net realized gains (losses)....        17,291,483         19,821,500           282,906            37,325
   Change in unrealized gains
     (losses) on investments......         7,771,242       (36,050,020)         6,056,414      (12,421,982)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        24,730,261       (16,819,301)         6,284,946      (11,842,738)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,423,211          2,824,157           131,953           122,654
   Net transfers (including
     fixed account)...............           510,329            561,083         5,004,178         5,327,341
   Contract charges...............       (1,469,838)        (1,562,312)         (827,263)         (855,303)
   Transfers for contract benefits
     and terminations.............      (13,502,130)       (12,334,646)       (4,454,162)       (4,586,691)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (12,038,428)       (10,511,718)         (145,294)             8,001
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        12,691,833       (27,331,019)         6,139,652      (11,834,737)
NET ASSETS:
   Beginning of year..............       104,045,294        131,376,313        58,848,718        70,683,455
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    116,737,127  $     104,045,294  $     64,988,370  $     58,848,718
                                    ================  =================  ================  ================

                                                  FTVIPT
                                         TEMPLETON GLOBAL BOND VIP
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     10,974,577  $    (2,791,526)
   Net realized gains (losses)....       (1,707,966)       (1,691,871)
   Change in unrealized gains
     (losses) on investments......       (7,909,510)         5,722,312
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,357,101         1,238,915
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,289,191         7,620,384
   Net transfers (including
     fixed account)...............         7,368,799         3,841,758
   Contract charges...............       (2,477,843)       (2,549,046)
   Transfers for contract benefits
     and terminations.............      (23,802,576)      (21,044,249)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (12,622,429)      (12,131,153)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,265,328)      (10,892,238)
NET ASSETS:
   Beginning of year..............       196,643,947       207,536,185
                                    ----------------  ----------------
   End of year....................  $    185,378,619  $    196,643,947
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     80

 The accompanying notes are an integral part of these financial statements.

                                     81

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           INVESCO OPPENHEIMER V.I.               INVESCO OPPENHEIMER V.I.
                                               GOVERNMENT MONEY                     MAIN STREET SMALL CAP
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  -------------------------------------
                                            2019               2018                2019               2018
                                      -----------------  -----------------  -----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $              10  $              --  $     (1,323,739)  $      (1,474,043)
   Net realized gains (losses)......                 --                 --         10,871,442          19,484,189
   Change in unrealized gains
     (losses) on investments........                (2)                  2         11,279,875        (28,702,815)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                  8                  2         20,827,578        (10,692,669)
                                      -----------------  -----------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --          1,200,921           1,244,630
   Net transfers (including
     fixed account).................                 --                 --          3,184,835         (2,268,049)
   Contract charges.................                 --                 --        (1,125,234)         (1,253,357)
   Transfers for contract benefits
     and terminations...............              (132)              (152)       (14,390,538)        (15,016,227)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              (132)              (152)       (11,130,016)        (17,293,003)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets...............              (124)              (150)          9,697,562        (27,985,672)
NET ASSETS:
   Beginning of year................              3,069              3,219         88,702,351         116,688,023
                                      -----------------  -----------------  -----------------  ------------------
   End of year......................  $           2,945  $           3,069  $      98,399,913  $       88,702,351
                                      =================  =================  =================  ==================

                                           INVESCO OPPENHEIMER V.I.
                                                  MAIN STREET                  INVESCO V.I. AMERICAN FRANCHISE
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2019                2018               2019              2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (51)  $           (257)  $            (36)  $           (191)
   Net realized gains (losses)......              2,486             17,255                394              1,744
   Change in unrealized gains
     (losses) on investments........              1,498           (30,519)                428            (1,652)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              3,933           (13,521)                786               (99)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --                 --                 --
   Net transfers (including
     fixed account).................                 --                 --                 --                 --
   Contract charges.................                 --                 --                 --                 --
   Transfers for contract benefits
     and terminations...............                (1)           (87,462)                (6)           (12,586)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......                (1)           (87,462)                (6)           (12,586)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............              3,932          (100,983)                780           (12,685)
NET ASSETS:
   Beginning of year................             12,998            113,981              2,238             14,923
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $          16,930  $          12,998  $           3,018  $           2,238
                                      =================  =================  =================  =================

                                           INVESCO V.I. CORE EQUITY            INVESCO V.I. EQUITY AND INCOME
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2019                2018               2019              2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (555)  $           (646)  $       5,323,919  $       3,783,260
   Net realized gains (losses)......             15,428             13,906         52,091,795         40,594,624
   Change in unrealized gains
     (losses) on investments........             13,684           (26,464)         41,888,908      (114,250,594)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             28,557           (13,204)         99,304,622       (69,872,710)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --         19,395,812         25,205,893
   Net transfers (including
     fixed account).................                  7            (2,573)          3,891,446          7,575,152
   Contract charges.................                 --                 --        (6,981,375)        (7,146,875)
   Transfers for contract benefits
     and terminations...............            (9,300)            (4,177)       (74,669,203)       (76,228,957)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......            (9,293)            (6,750)       (58,363,320)       (50,594,787)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             19,264           (19,954)         40,941,302      (120,467,497)
NET ASSETS:
   Beginning of year................            110,127            130,081        560,935,776        681,403,273
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         129,391  $         110,127  $     601,877,078  $     560,935,776
                                      =================  =================  =================  =================

                                        INVESCO V.I. INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT
                                      ------------------------------------
                                             2019               2018
                                      -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (248,545)  $       1,092,683
   Net realized gains (losses)......         24,784,603          6,398,939
   Change in unrealized gains
     (losses) on investments........         29,818,647       (50,284,813)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         54,354,705       (42,793,191)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          2,460,586          4,495,662
   Net transfers (including
     fixed account).................        (7,254,793)         18,323,682
   Contract charges.................        (2,952,159)        (3,019,027)
   Transfers for contract benefits
     and terminations...............       (30,195,868)       (29,132,218)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (37,942,234)        (9,331,901)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............         16,412,471       (52,125,092)
NET ASSETS:
   Beginning of year................        217,298,662        269,423,754
                                      -----------------  -----------------
   End of year......................  $     233,711,133  $     217,298,662
                                      =================  =================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     82

 The accompanying notes are an integral part of these financial statements.

                                     83

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                LMPVET CLEARBRIDGE
                                         IVY VIP ASSET STRATEGY             VARIABLE AGGRESSIVE GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          2,497  $          1,514  $    (1,455,332)  $    (2,704,438)
   Net realized gains (losses)....            12,446            14,088        13,019,577        30,911,333
   Change in unrealized gains
     (losses) on investments......            40,444          (34,262)        50,382,732      (56,688,564)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            55,387          (18,660)        61,946,977      (28,481,669)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               200        11,313,506        17,256,880
   Net transfers (including
     fixed account)...............           (9,894)          (13,138)           536,322          (58,922)
   Contract charges...............               (5)               (8)       (3,369,971)       (3,403,106)
   Transfers for contract benefits
     and terminations.............          (12,505)          (32,051)      (31,420,347)      (32,718,784)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (22,404)          (44,997)      (22,940,490)      (18,923,932)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            32,983          (63,657)        39,006,487      (47,405,601)
NET ASSETS:
   Beginning of year..............           269,339           332,996       274,064,297       321,469,898
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        302,322  $        269,339  $    313,070,784  $    274,064,297
                                    ================  ================  ================  ================

                                            LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                           VARIABLE APPRECIATION             VARIABLE DIVIDEND STRATEGY
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2019              2018              2019              2018
                                     ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (337,305)  $      (811,048)  $      (166,816)  $       (51,375)
   Net realized gains (losses)....         54,468,396        44,196,685        27,204,853        22,678,338
   Change in unrealized gains
     (losses) on investments......         50,409,831      (54,650,170)        27,792,692      (35,551,367)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        104,540,922      (11,264,533)        54,830,729      (12,924,404)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         15,677,421        18,890,436        12,372,418        11,994,980
   Net transfers (including
     fixed account)...............       (18,531,359)      (15,849,002)       (9,771,771)       (3,506,979)
   Contract charges...............        (5,076,262)       (5,005,606)       (2,533,705)       (2,430,895)
   Transfers for contract benefits
     and terminations.............       (49,051,381)      (45,729,547)      (23,283,947)      (24,199,142)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (56,981,581)      (47,693,719)      (23,217,005)      (18,142,036)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         47,559,341      (58,958,252)        31,613,724      (31,066,440)
NET ASSETS:
   Beginning of year..............        393,172,143       452,130,395       193,406,499       224,472,939
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    440,731,484  $    393,172,143  $    225,020,223  $    193,406,499
                                     ================  ================  ================  ================

                                            LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP GROWTH            VARIABLE LARGE CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2019              2018              2019              2018
                                    -----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (34,964)  $       (45,396)  $          (786)  $       (18,266)
   Net realized gains (losses)....            307,012           417,182           629,472           590,716
   Change in unrealized gains
     (losses) on investments......            355,388         (327,244)         1,000,268       (1,263,154)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            627,436            44,542         1,628,954         (690,704)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                360             5,260            24,000            23,428
   Net transfers (including
     fixed account)...............             19,758         (203,085)           863,030           208,243
   Contract charges...............            (8,980)          (12,359)          (87,666)          (71,780)
   Transfers for contract benefits
     and terminations.............          (461,658)         (880,482)         (760,942)         (583,343)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (450,520)       (1,090,666)            38,422         (423,452)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            176,916       (1,046,124)         1,667,376       (1,114,156)
NET ASSETS:
   Beginning of year..............          2,215,534         3,261,658         5,902,416         7,016,572
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       2,392,450  $      2,215,534  $      7,569,792  $      5,902,416
                                    =================  ================  ================  ================

                                            LMPVET CLEARBRIDGE
                                         VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,728,377)  $    (1,719,359)
   Net realized gains (losses)....        15,517,125        20,768,811
   Change in unrealized gains
     (losses) on investments......        12,250,855      (15,336,872)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        26,039,603         3,712,580
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,137,318         7,239,546
   Net transfers (including
     fixed account)...............         4,490,074       (8,047,366)
   Contract charges...............       (1,499,380)       (1,447,146)
   Transfers for contract benefits
     and terminations.............      (11,245,283)      (10,955,607)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,117,271)      (13,210,573)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        23,922,332       (9,497,993)
NET ASSETS:
   Beginning of year..............       104,196,797       113,694,790
                                    ----------------  ----------------
   End of year....................  $    128,119,129  $    104,196,797
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     84

 The accompanying notes are an integral part of these financial statements.

                                     85

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                 LMPVET QS
                                       VARIABLE CONSERVATIVE GROWTH          LMPVET QS VARIABLE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        231,473  $        400,599  $         76,828  $        996,052
   Net realized gains (losses)....         1,174,358         1,604,788         4,222,890         5,663,427
   Change in unrealized gains
     (losses) on investments......         3,541,263       (4,061,458)         9,773,725      (14,026,648)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,947,094       (2,056,071)        14,073,443       (7,367,169)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            68,913           196,353           404,636           654,945
   Net transfers (including
     fixed account)...............         (352,229)           327,139           152,365         (216,321)
   Contract charges...............         (426,929)         (470,143)         (844,343)         (920,536)
   Transfers for contract benefits
     and terminations.............       (3,528,012)       (5,084,764)      (11,580,074)       (9,791,066)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,238,257)       (5,031,415)      (11,867,416)      (10,272,978)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           708,837       (7,087,486)         2,206,027      (17,640,147)
NET ASSETS:
   Beginning of year..............        33,045,053        40,132,539        71,918,076        89,558,223
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     33,753,890  $     33,045,053  $     74,124,103  $     71,918,076
                                    ================  ================  ================  ================

                                                LMPVET QS                     LMPVIT WESTERN ASSET
                                        VARIABLE MODERATE GROWTH         VARIABLE GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            326  $          3,273  $      3,231,046  $      3,166,796
   Net realized gains (losses)....            27,049            54,660       (1,072,656)       (1,103,797)
   Change in unrealized gains
     (losses) on investments......            71,376         (105,442)         7,857,796       (6,633,498)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            98,751          (47,509)        10,016,186       (4,570,499)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,117                --         6,673,147         5,585,164
   Net transfers (including
     fixed account)...............               642             1,713           431,848         1,804,505
   Contract charges...............             (232)             (296)         (949,939)         (904,804)
   Transfers for contract benefits
     and terminations.............          (42,437)         (210,483)       (9,736,457)       (9,233,724)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (37,910)         (209,066)       (3,581,401)       (2,748,859)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            60,841         (256,575)         6,434,785       (7,319,358)
NET ASSETS:
   Beginning of year..............           547,294           803,869        80,253,026        87,572,384
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        608,135  $        547,294  $     86,687,811  $     80,253,026
                                    ================  ================  ================  ================

                                       MFS(R) VIT INVESTORS TRUST           MFS(R) VIT NEW DISCOVERY
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (21)  $           (26)  $          (116)  $          (112)
   Net realized gains (losses)....               198             1,155             1,943             1,714
   Change in unrealized gains
     (losses) on investments......               613           (1,294)             1,130           (1,928)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               790             (165)             2,957             (326)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                --
   Net transfers (including
     fixed account)...............                --                --             (441)             2,929
   Contract charges...............                --                --                --                --
   Transfers for contract benefits
     and terminations.............               (3)           (3,230)           (3,006)           (1,219)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......               (3)           (3,230)           (3,447)             1,710
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............               787           (3,395)             (490)             1,384
NET ASSETS:
   Beginning of year..............             2,648             6,043             7,947             6,563
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          3,435  $          2,648  $          7,457  $          7,947
                                    ================  ================  ================  ================

                                            MFS(R) VIT RESEARCH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (139)  $          (151)
   Net realized gains (losses)....             2,665             4,184
   Change in unrealized gains
     (losses) on investments......             3,389           (5,181)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             5,915           (1,148)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (1,333)             (678)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (1,333)             (678)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............             4,582           (1,826)
NET ASSETS:
   Beginning of year..............            19,274            21,100
                                    ----------------  ----------------
   End of year....................  $         23,856  $         19,274
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     86

 The accompanying notes are an integral part of these financial statements.

                                     87

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                  MORGAN
                                     STANLEY VIF GLOBAL INFRASTRUCTURE        NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,305  $          7,597   $           (52)  $           (50)
   Net realized gains (losses)....            24,957            14,820                371               572
   Change in unrealized gains
     (losses) on investments......            92,234          (69,920)              1,117             (935)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           124,496          (47,503)              1,436             (413)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,100             3,025                 --                --
   Net transfers (including
     fixed account)...............            29,363             6,537                 --                --
   Contract charges...............             (113)             (119)                 --                --
   Transfers for contract benefits
     and terminations.............          (52,588)          (45,017)                (2)               (3)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (22,238)          (35,574)                (2)               (3)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............           102,258          (83,077)              1,434             (416)
NET ASSETS:
   Beginning of year..............           462,118           545,195              5,089             5,505
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $        564,376  $        462,118   $          6,523  $          5,089
                                    ================  ================   ================  ================

                                                 PIMCO VIT
                                      COMMODITYREALRETURN(R) STRATEGY         PIMCO VIT DYNAMIC BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         10,251  $          2,253  $          6,500  $          5,830
   Net realized gains (losses)....          (18,587)           (5,559)            10,000             3,675
   Change in unrealized gains
     (losses) on investments......            43,182          (66,127)             1,478          (13,072)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            34,846          (69,433)            17,978           (3,567)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,300             2,700                --             1,336
   Net transfers (including
     fixed account)...............             7,905             5,480            83,080            42,724
   Contract charges...............              (43)              (49)              (79)              (66)
   Transfers for contract benefits
     and terminations.............          (15,926)          (26,852)          (47,930)          (57,629)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (6,764)          (18,721)            35,071          (13,635)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            28,082          (88,154)            53,049          (17,202)
NET ASSETS:
   Beginning of year..............           375,089           463,243           546,932           564,134
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        403,171  $        375,089  $        599,981  $        546,932
                                    ================  ================  ================  ================

                                                 PIMCO VIT
                                           EMERGING MARKETS BOND             PIONEER VCT MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         25,031  $         23,711  $      (182,767)  $      (596,306)
   Net realized gains (losses)....             2,885           (3,166)         3,226,538         5,632,080
   Change in unrealized gains
     (losses) on investments......            75,574          (78,997)         9,919,089      (18,355,064)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           103,490          (58,452)        12,962,860      (13,319,290)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            13,936             3,207           927,245         1,361,526
   Net transfers (including
     fixed account)...............          (40,933)             7,731             1,696         2,365,298
   Contract charges...............              (87)             (102)         (615,916)         (655,786)
   Transfers for contract benefits
     and terminations.............          (96,667)          (46,839)       (7,193,546)       (8,281,154)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (123,751)          (36,003)       (6,880,521)       (5,210,116)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (20,261)          (94,455)         6,082,339      (18,529,406)
NET ASSETS:
   Beginning of year..............           827,015           921,470        50,850,983        69,380,389
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        806,754  $        827,015  $     56,933,322  $     50,850,983
                                    ================  ================  ================  ================

                                      PIONEER VCT REAL ESTATE SHARES
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            566  $          1,941
   Net realized gains (losses)....            55,377            18,597
   Change in unrealized gains
     (losses) on investments......           (2,874)          (41,198)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            53,069          (20,660)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               507               555
   Net transfers (including
     fixed account)...............          (17,441)             2,718
   Contract charges...............           (3,442)           (3,242)
   Transfers for contract benefits
     and terminations.............          (24,642)          (11,990)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (45,018)          (11,959)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............             8,051          (32,619)
NET ASSETS:
   Beginning of year..............           211,095           243,714
                                    ----------------  ----------------
   End of year....................  $        219,146  $        211,095
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     88

 The accompanying notes are an integral part of these financial statements.

                                     89

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                  T. ROWE PRICE
                                                GOVERNMENT MONEY                 T. ROWE PRICE GROWTH STOCK
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2019              2018                2019              2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           1,903  $           1,059  $        (55,458)  $        (59,385)
   Net realized gains (losses)......                 --                 --            478,322            957,143
   Change in unrealized gains
     (losses) on investments........                 16               (16)          1,633,451          (989,532)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,919              1,043          2,056,315           (91,774)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --            204,802            225,757
   Net transfers (including
     fixed account).................             19,235                 --          (214,825)          (268,886)
   Contract charges.................               (63)               (75)              (964)            (1,017)
   Transfers for contract benefits
     and terminations...............            (7,154)          (210,390)          (744,173)          (660,287)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......             12,018          (210,465)          (755,160)          (704,433)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             13,937          (209,422)          1,301,155          (796,207)
NET ASSETS:
   Beginning of year................            179,949            389,371          7,200,178          7,996,385
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         193,886  $         179,949  $       8,501,333  $       7,200,178
                                      =================  =================  =================  =================

                                                 T. ROWE PRICE                       TAP 1919 VARIABLE
                                              INTERNATIONAL STOCK              SOCIALLY RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2019              2018               2019               2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           7,866  $           2,454  $         (1,221)  $           (772)
   Net realized gains (losses)......              6,885             27,076              8,431             15,166
   Change in unrealized gains
     (losses) on investments........            103,414          (105,877)             33,263           (19,785)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            118,165           (76,347)             40,473            (5,391)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             20,136             20,174                 --                 --
   Net transfers (including
     fixed account).................                 --                 --            (1,653)             30,491
   Contract charges.................               (50)               (70)               (84)               (83)
   Transfers for contract benefits
     and terminations...............           (33,085)           (15,504)            (8,561)            (4,213)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......           (12,999)              4,600           (10,298)             26,195
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            105,166           (71,747)             30,175             20,804
NET ASSETS:
   Beginning of year................            445,745            517,492            167,444            146,640
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         550,911  $         445,745  $         197,619  $         167,444
                                      =================  =================  =================  =================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     90

 The accompanying notes are an integral part of these financial statements.

                                     91

                 BRIGHTHOUSE SEPARATE ACCOUNT A
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Separate Account A (the "Separate Account"), a separate account of
Brighthouse Life Insurance Company (the "Company"), was established by the
Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on
May 29, 1980 to support MLI-USA's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc., a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4,
2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of
MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of
1940, as amended, and is subject to the rules and regulations of the U.S.
Securities and Exchange Commission, as well as the Delaware Department of
Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each
Sub-Account invests in shares of the corresponding fund, portfolio or series
(with the same name) of registered investment management companies (the
"Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                           ("LMPVIT")
American Funds Insurance Series(R) ("American Funds(R)")     MFS(R) Variable Insurance Trust ("MFS(R) VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")          Morgan Stanley Variable Insurance Fund, Inc.
Brighthouse Funds Trust I ("BHFTI")*                           ("Morgan Stanley VIF")
Brighthouse Funds Trust II ("BHFTII")*                       Neuberger Berman Equity Funds ("Neuberger
Deutsche DWS Variable Series I ("DWS")                         Berman")
Federated Insurance Series ("Federated")                     PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust         T. Rowe Price Government Money Fund, Inc.
   ("FTVIPT")                                                T. Rowe Price Growth Stock Fund, Inc.
Ivy Variable Insurance Portfolios ("Ivy VIP")                T. Rowe Price International Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           The Alger Portfolios ("Alger")
Legg Mason Partners Variable Equity Trust                    Trust for Advised Portfolios ("TAP")
   ("LMPVET")
* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2.  LIST OF SUB-ACCOUNTS

A. Purchase payments, less any applicable charges applied to the Separate
Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2019:

Alger Small Cap Growth Sub-Account                     BHFTI AB Global Dynamic Allocation Sub-Account
American Funds(R) Bond Sub-Account (a)                 BHFTI AB International Bond Sub-Account (b)
American Funds(R) Global Growth Sub-Account (a)        BHFTI American Funds(R) Balanced Allocation
American Funds(R) Global Small Capitalization            Sub-Account
   Sub-Account (a)                                     BHFTI American Funds(R) Growth Allocation
American Funds(R) Growth Sub-Account                     Sub-Account
American Funds(R) Growth-Income Sub-Account (a)

                                     92

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

BHFTI American Funds(R) Growth Sub-Account               BHFTI Victory Sycamore Mid Cap Value Sub-Account
BHFTI American Funds(R) Moderate Allocation              BHFTI Wells Capital Management Mid Cap Value
   Sub-Account                                             Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI Western Asset Management Government
BHFTI BlackRock Global Tactical Strategies                 Income Sub-Account
   Sub-Account                                           BHFTII Baillie Gifford International Stock
BHFTI BlackRock High Yield Sub-Account (a)                 Sub-Account (a)
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse Balanced Plus Sub-Account              BHFTII BlackRock Capital Appreciation
BHFTI Brighthouse Small Cap Value Sub-Account (a)          Sub-Account (a)
BHFTI Brighthouse/Aberdeen Emerging Markets              BHFTII BlackRock Ultra-Short Term Bond
   Equity Sub-Account                                      Sub-Account (a)
BHFTI Brighthouse/Artisan International Sub-Account      BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Eaton Vance Floating Rate              BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Return Sub-Account                                    BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Brighthouse/Templeton International Bond             Sub-Account (a)
   Sub-Account                                           BHFTII Brighthouse/Dimensional International Small
BHFTI Brighthouse/Wellington Large Cap Research            Company Sub-Account
   Sub-Account (a)                                       BHFTII Brighthouse/Wellington Core Equity
BHFTI Clarion Global Real Estate Sub-Account               Opportunities Sub-Account (a)
BHFTI Harris Oakmark International Sub-Account (a)       BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI Invesco Balanced-Risk Allocation Sub-Account       BHFTII Jennison Growth Sub-Account (a)
BHFTI Invesco Comstock Sub-Account                       BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI Invesco Global Equity Sub-Account                  BHFTII Loomis Sayles Small Cap Growth
BHFTI Invesco Small Cap Growth Sub-Account (a)             Sub-Account
BHFTI JPMorgan Core Bond Sub-Account                     BHFTII MetLife Aggregate Bond Index Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII MetLife Mid Cap Stock Index Sub-Account (a)
   Sub-Account                                           BHFTII MetLife MSCI EAFE(R) Index Sub-Account (a)
BHFTI JPMorgan Small Cap Value Sub-Account (a)           BHFTII MetLife Russell 2000(R) Index Sub-Account (a)
BHFTI Loomis Sayles Global Allocation Sub-Account        BHFTII MetLife Stock Index Sub-Account (a)
BHFTI Loomis Sayles Growth Sub-Account (a)               BHFTII MFS(R) Total Return Sub-Account (a)
BHFTI MetLife Multi-Index Targeted Risk                  BHFTII MFS(R) Value Sub-Account (a)
   Sub-Account                                           BHFTII Neuberger Berman Genesis Sub-Account (a)
BHFTI MFS(R) Research International Sub-Account (a)      BHFTII T. Rowe Price Large Cap Growth
BHFTI Morgan Stanley Discovery Sub-Account (a)             Sub-Account (a)
BHFTI PanAgora Global Diversified Risk Sub-Account       BHFTII T. Rowe Price Small Cap Growth
BHFTI PIMCO Inflation Protected Bond Sub-Account           Sub-Account (a)
BHFTI PIMCO Total Return Sub-Account (a)                 BHFTII Van Eck Global Natural Resources
BHFTI Schroders Global Multi-Asset Sub-Account             Sub-Account
BHFTI SSGA Emerging Markets Enhanced Index               BHFTII Western Asset Management Strategic Bond
   Sub-Account (b)                                         Opportunities Sub-Account (a)
BHFTI SSGA Growth and Income ETF Sub-Account             BHFTII Western Asset Management U.S. Government
BHFTI SSGA Growth ETF Sub-Account                          Sub-Account (a)
BHFTI T. Rowe Price Large Cap Value Sub-Account (a)      BlackRock Global Allocation V.I. Sub-Account
BHFTI T. Rowe Price Mid Cap Growth Sub-Account           DWS CROCI(R) International VIP Sub-Account
BHFTI TCW Core Fixed Income Sub-Account                  Federated High Income Bond Sub-Account

                                     93

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)

Federated Kaufman Sub-Account                            LMPVET ClearBridge Variable Dividend Strategy
Fidelity(R) VIP Asset Manager Sub-Account                   Sub-Account (a)
Fidelity(R) VIP Contrafund Sub-Account (a)               LMPVET ClearBridge Variable Large Cap Growth
Fidelity(R) VIP Equity-Income Sub-Account                   Sub-Account
Fidelity(R) VIP FundsManager 50% Sub-Account             LMPVET ClearBridge Variable Large Cap Value
Fidelity(R) VIP FundsManager 60% Sub-Account                Sub-Account
Fidelity(R) VIP Government Money Market                  LMPVET ClearBridge Variable Small Cap Growth
   Sub-Account (a)                                          Sub-Account (a)
Fidelity(R) VIP Growth Sub-Account                       LMPVET QS Variable Conservative Growth
Fidelity(R) VIP Index 500 Sub-Account                       Sub-Account
Fidelity(R) VIP Mid Cap Sub-Account                      LMPVET QS Variable Growth Sub-Account
Fidelity(R) VIP Overseas Sub-Account                     LMPVET QS Variable Moderate Growth Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   LMPVIT Western Asset Variable Global High Yield
FTVIPT Franklin Mutual Shares VIP Sub-Account               Bond Sub-Account (a)
FTVIPT Franklin Small Cap Value VIP Sub-Account          MFS(R) VIT Investors Trust Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 MFS(R) VIT New Discovery Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             MFS(R) VIT Research Sub-Account
Invesco Oppenheimer V.I. Government Money                Morgan Stanley VIF Global Infrastructure Sub-Account
   Sub-Account                                           Neuberger Berman Genesis Sub-Account
Invesco Oppenheimer V.I. Main Street Small Cap           PIMCO VIT Commodity RealReturn(R) Strategy
   Sub-Account                                              Sub-Account
Invesco Oppenheimer V.I. Main Street Sub-Account         PIMCO VIT Dynamic Bond Sub-Account
Invesco V.I. American Franchise Sub-Account              PIMCO VIT Emerging Markets Bond Sub-Account
Invesco V.I. Core Equity Sub-Account                     Pioneer VCT Mid Cap Value Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           Pioneer VCT Real Estate Shares Sub-Account
Invesco V.I. International Growth Sub-Account (a)        T. Rowe Price Government Money Sub-Account
Ivy VIP Asset Strategy Sub-Account                       T. Rowe Price Growth Stock Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            T. Rowe Price International Stock Sub-Account
   Sub-Account (a)                                       TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Appreciation                    Sub-Account
   Sub-Account (a)
(a) This Sub-Account may invest in two or more share classes within the underlying fund, portfolio or series of the Trusts.
(b) This Sub-Account began operations during the period ended December 31,
    2019.

B. The following Sub-Accounts had no net assets as of December 31, 2019:

Federated Managed Volatility II Sub-Account
Invesco Oppenheimer V.I. Global Strategic Income Sub-Account
Invesco Oppenheimer V.I. Total Return Bond Sub-Account
Invesco V.I. Growth and Income Sub-Account
Janus Henderson Global Research Sub-Account

3.  PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31,
2019:

Oppenheimer VA Global Multi-Alternatives Sub-Account

                                     94

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  PORTFOLIO CHANGES -- (CONCLUDED)

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                              New Name

BHFTI Clearbridge Aggressive Growth Portfolio            BHFTI Loomis Sayles Growth Portfolio
BHFTI Fidelity Institutional Asset Management(R)         BHFTI Western Asset Management Government
   Government Income Portfolio                             Income Portfolio
BHFTI Loomis Sayles Global Markets Portfolio             BHFTI Loomis Sayles Global Allocation Portfolio
BHFTI Morgan Stanley Mid Cap Growth Portfolio            BHFTI Morgan Stanley Discovery Portfolio
BHFTI Oppenheimer Global Equity Portfolio                BHFTI Invesco Global Equity Portfolio
Oppenheimer VA Global Strategic Income Portfolio         Invesco Oppenheimer V.I. Global Strategic Income
                                                           Portfolio
Oppenheimer VA Government Money Portfolio                Invesco Oppenheimer V.I. Government Money Portfolio
Oppenheimer VA Main Street Portfolio                     Invesco Oppenheimer V.I. Main Street Portfolio
Oppenheimer VA Main Street Small Cap Portfolio           Invesco Oppenheimer V.I. Main Street Small Cap
                                                           Portfolio
Oppenheimer VA Total Return Bond Portfolio               Invesco Oppenheimer V.I. Total Return Bond Portfolio
TRUST NAME CHANGE:

Former Name                                             New Name

Oppenheimer Variable Account Funds                      AIM Variable Insurance Funds (Invesco Variable
                                                          Insurance Funds)

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the
Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The
Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

                                     95

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the
Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the
Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable
Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts.
     In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

                                     96

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed
      Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                  0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                              0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                                0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                                0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                             1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                      1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                                       0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the
      Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the
      Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

                                     97

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                         0.75%
     ------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     ------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain Contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other
Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain
Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.15% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC
("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                                     98

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------

     Alger Small Cap Growth Sub-Account.........................      2,020,735       52,130,768         3,443,836        5,786,055
     American Funds(R) Bond Sub-Account.........................     11,365,528      121,608,733        13,246,858       20,092,512
     American Funds(R) Global Growth Sub-Account................      9,335,906      224,293,266        23,983,675       49,565,222
     American Funds(R) Global Small Capitalization Sub-Account..      4,055,166       83,694,034         8,352,856       18,237,038
     American Funds(R) Growth Sub-Account.......................      8,661,385      534,198,207        77,680,089      124,010,392
     American Funds(R) Growth-Income Sub-Account................      7,849,684      325,988,058        57,253,208       56,002,060
     BHFTI AB Global Dynamic Allocation Sub-Account.............    223,363,879    2,304,975,826       153,598,009      335,540,463
     BHFTI AB International Bond Sub-Account (a)................        147,652        1,534,730         1,637,694          103,261
     BHFTI American Funds(R) Balanced Allocation Sub-Account....    315,335,943    2,921,290,219       289,622,032      282,979,629
     BHFTI American Funds(R) Growth Allocation Sub-Account......    191,906,583    1,679,992,405       196,554,864      183,719,938
     BHFTI American Funds(R) Growth Sub-Account.................     84,742,774      794,788,779       153,280,367       48,906,366
     BHFTI American Funds(R) Moderate Allocation Sub-Account....    150,216,428    1,405,761,603       118,034,673      131,781,036
     BHFTI AQR Global Risk Balanced Sub-Account.................    224,423,059    2,285,056,609        61,231,116      271,444,324
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....    415,248,528    4,093,802,746         8,861,930      532,741,837
     BHFTI BlackRock High Yield Sub-Account.....................     40,009,268      312,323,424        80,440,640       14,620,222
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........     44,756,632      491,342,813        72,386,669       60,974,220
     BHFTI Brighthouse Balanced Plus Sub-Account................    646,902,575    6,719,797,622       168,050,185      739,264,249
     BHFTI Brighthouse Small Cap Value Sub-Account..............     14,346,792      204,567,021        23,253,220       25,416,668
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................     33,145,814      320,870,463         7,275,348       50,069,640
     BHFTI Brighthouse/Artisan International Sub-Account........         26,130          253,160             4,268           44,431
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....      8,628,351       88,489,819        17,249,560        6,269,788
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................     14,921,256      146,100,857        17,364,819       14,416,686
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................      3,419,532       37,917,823         4,353,477        2,587,065
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................      1,072,201       12,311,995         2,025,897        1,896,446
     BHFTI Clarion Global Real Estate Sub-Account...............     17,931,679      205,360,158         7,503,060       39,559,151
     BHFTI Harris Oakmark International Sub-Account.............     43,038,400      593,821,376        67,104,595       67,561,239
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........     91,652,060      932,170,461         2,912,576      103,531,458
     BHFTI Invesco Comstock Sub-Account.........................     47,490,919      584,557,805        95,872,366       72,096,500
     BHFTI Invesco Global Equity Sub-Account....................      2,404,494       44,910,186         7,550,110        9,372,927
     BHFTI Invesco Small Cap Growth Sub-Account.................     27,697,595      369,201,161        64,098,990       25,396,613
     BHFTI JPMorgan Core Bond Sub-Account.......................     32,225,209      334,914,534        36,939,768       27,618,153
     BHFTI JPMorgan Global Active Allocation Sub-Account........     97,024,684    1,078,511,089        34,146,427      129,711,257
     BHFTI JPMorgan Small Cap Value Sub-Account.................      1,429,194       20,672,084         3,094,445        1,848,202
     BHFTI Loomis Sayles Global Allocation Sub-Account..........      9,071,497      120,941,122        20,876,092       17,404,283
     BHFTI Loomis Sayles Growth Sub-Account.....................     24,054,126      274,824,786        60,252,631       52,697,017
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........     73,826,885      866,566,511        32,936,692       81,810,679
     BHFTI MFS(R) Research International Sub-Account............     19,213,658      210,559,537        17,117,876       31,502,697
     BHFTI Morgan Stanley Discovery Sub-Account.................     12,573,081      180,119,804        55,439,205       57,665,914
     BHFTI PanAgora Global Diversified Risk Sub-Account.........     12,061,984      129,398,287        18,602,319       15,216,052
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........     55,456,740      594,377,444        28,287,063       61,705,115
     BHFTI PIMCO Total Return Sub-Account.......................    112,455,531    1,315,369,293        76,682,199      153,370,352
     BHFTI Schroders Global Multi-Asset Sub-Account.............     70,254,860      821,178,318        13,535,995      122,304,929
     BHFTI SSGA Emerging Markets Enhanced Index
       Sub-Account (a)..........................................         84,025          804,630           807,011            2,518
     BHFTI SSGA Growth and Income ETF Sub-Account...............    100,323,820    1,104,800,439        87,465,171      120,441,480
     BHFTI SSGA Growth ETF Sub-Account..........................     35,658,111      383,870,371        38,893,063       49,837,531
     BHFTI T. Rowe Price Large Cap Value Sub-Account............     23,493,608      664,053,651       102,828,450       74,946,456
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............     49,950,255      462,328,063        90,077,569       56,035,335
     BHFTI TCW Core Fixed Income Sub-Account....................         26,649          270,089            36,901           80,038

(a)  For the period April 29, 2019 to December 31, 2019.

                                     99

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------

     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........     12,143,943      205,150,637        10,562,241        31,265,016
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................      9,948,575      125,831,614         4,817,246        20,062,050
     BHFTI Western Asset Management Government Income
       Sub-Account..............................................     47,128,420      503,466,811        43,422,098        75,357,763
     BHFTII Baillie Gifford International Stock Sub-Account.....     16,767,877      164,497,893        16,411,769        33,792,544
     BHFTII BlackRock Bond Income Sub-Account...................        882,576       93,084,167        23,484,277         7,873,260
     BHFTII BlackRock Capital Appreciation Sub-Account..........      1,263,668       48,832,259        27,125,425         4,876,640
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........      2,768,297      278,338,563        69,243,068        79,437,733
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........     11,724,997      126,300,899        34,786,360        18,755,661
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........    271,894,211    3,232,001,278       229,490,094       421,845,347
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........    475,148,206    5,929,958,970       588,279,752       695,083,732
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........    399,679,796    5,426,801,623       619,299,644       632,531,218
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......        779,783      167,672,543        22,781,425        19,129,109
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................      5,435,534       73,170,964         9,714,876         8,216,217
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................     21,847,898      639,474,911        91,448,558       137,398,124
     BHFTII Frontier Mid Cap Growth Sub-Account.................      2,153,363       65,613,990        12,510,330         9,682,080
     BHFTII Jennison Growth Sub-Account.........................     33,547,192      444,502,655        84,403,490        66,422,004
     BHFTII Loomis Sayles Small Cap Core Sub-Account............         55,354       13,246,896         1,568,964         1,641,414
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         18,749          245,448            72,436           145,956
     BHFTII MetLife Aggregate Bond Index Sub-Account............     28,897,718      311,498,647        36,852,843        33,831,992
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............      9,115,250      147,726,265        24,712,708        16,052,420
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account..............      8,550,264      104,310,902        10,292,350        13,707,918
     BHFTII MetLife Russell 2000(R) Index Sub-Account...........      8,244,078      140,500,943        27,758,711        17,260,899
     BHFTII MetLife Stock Index Sub-Account.....................     12,573,242      484,762,273        90,134,251        81,867,617
     BHFTII MFS(R) Total Return Sub-Account.....................        218,305       33,330,661         3,920,576         6,910,128
     BHFTII MFS(R) Value Sub-Account............................     18,197,553      270,999,718        32,355,227        31,731,725
     BHFTII Neuberger Berman Genesis Sub-Account................      6,448,017      105,108,849        20,503,221        12,961,191
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........     15,611,084      334,810,058        74,880,146        19,399,030
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........        649,748       12,746,061         2,887,122         1,977,266
     BHFTII VanEck Global Natural Resources Sub-Account.........      8,348,525       92,930,551         9,315,364         5,687,995
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................     69,672,251      905,528,880        67,758,935       129,412,903
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................     19,149,023      228,119,329        18,708,567        26,826,507
     BlackRock Global Allocation V.I. Sub-Account...............      1,089,664       15,365,432         8,426,838           659,587
     DWS CROCI(R) International VIP Sub-Account.................      1,480,362       13,488,730           466,926           880,222
     Federated High Income Bond Sub-Account.....................            333            2,268               125                29
     Federated Kaufman Sub-Account..............................          3,515           54,124             6,380             1,023
     Fidelity(R) VIP Asset Manager Sub-Account..................      4,046,575       61,371,468         3,972,711         8,228,565
     Fidelity(R) VIP Contrafund Sub-Account.....................     16,159,129      458,001,867        75,038,923        82,916,809
     Fidelity(R) VIP Equity-Income Sub-Account..................        177,649        3,919,025           358,430           686,443
     Fidelity(R) VIP FundsManager 50% Sub-Account...............    296,527,591    3,495,224,416       426,411,300       776,835,241
     Fidelity(R) VIP FundsManager 60% Sub-Account...............    211,614,817    2,118,760,459       387,803,862       392,967,337
     Fidelity(R) VIP Government Money Market Sub-Account........     16,263,312       16,263,312         1,665,634         2,888,886
     Fidelity(R) VIP Growth Sub-Account.........................      2,433,268      113,204,477        11,772,080        20,427,586
     Fidelity(R) VIP Index 500 Sub-Account......................        204,442       29,384,798         2,150,264         7,121,005
     Fidelity(R) VIP Mid Cap Sub-Account........................     11,969,194      359,646,878        47,719,051        36,455,218
     Fidelity(R) VIP Overseas Sub-Account.......................        179,368        3,356,959           318,273           521,147
     FTVIPT Franklin Income VIP Sub-Account.....................     14,180,182      213,925,082        17,415,545        28,137,474
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............      5,969,794      107,127,009        12,993,799        16,490,210

(a)  For the period April 29, 2019 to December 31, 2019.

                                     100

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2019             DECEMBER 31, 2019
                                                                   -------------------------------   ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------     -------------   -------------   --------------

     FTVIPT Franklin Small Cap Value VIP Sub-Account.............      7,756,621       126,508,777      21,923,547       15,140,501
     FTVIPT Templeton Foreign VIP Sub-Account....................      4,665,358        68,123,848       4,274,378        3,841,118
     FTVIPT Templeton Global Bond VIP Sub-Account................     11,607,929       209,597,388      16,140,765       17,788,607
     Invesco Oppenheimer V.I. Government Money Sub-Account.......          2,951             2,951              51              176
     Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account..      4,298,791        82,465,821      10,419,803       13,734,582
     Invesco Oppenheimer V.I. Main Street Sub-Account............            575            13,994           2,615              216
     Invesco V.I. American Franchise Sub-Account.................             45             2,580             387               48
     Invesco V.I. Core Equity Sub-Account........................          3,703           110,245          14,954           10,985
     Invesco V.I. Equity and Income Sub-Account..................     34,550,908       522,410,250      58,428,455       69,201,906
     Invesco V.I. International Growth Sub-Account...............      6,073,551       173,683,042      17,741,428       41,143,501
     Ivy VIP Asset Strategy Sub-Account..........................         31,825           288,717          54,302           62,425
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account...............................................     11,166,061       239,587,422      17,786,254       36,741,406
     LMPVET ClearBridge Variable Appreciation Sub-Account........      9,426,503       286,172,719      44,170,658       74,469,780
     LMPVET ClearBridge Variable Dividend Strategy Sub-Account...     10,676,365       142,556,398      21,845,960       29,031,479
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account...............................................         79,777         1,629,842         261,242          638,662
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.....        356,061         6,587,113       1,739,824        1,249,767
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account...............................................      4,688,203        97,172,606      20,255,892       12,358,520
     LMPVET QS Variable Conservative Growth Sub-Account..........      2,268,409        29,693,246       1,486,453        4,749,321
     LMPVET QS Variable Growth Sub-Account.......................      5,294,581        68,447,541       5,118,162       13,156,747
     LMPVET QS Variable Moderate Growth Sub-Account..............         43,847           535,240          38,487           53,813
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account...............................................     11,985,914        93,071,099      11,267,494       11,617,755
     MFS(R) VIT Investors Trust Sub-Account......................            104             2,269             206               43
     MFS(R) VIT New Discovery Sub-Account........................            368             6,743           1,326            3,670
     MFS(R) VIT Research Sub-Account.............................            809            18,557           2,403            1,637
     Morgan Stanley VIF Global Infrastructure Sub-Account........         70,024           541,587         111,750          100,775
     Neuberger Berman Genesis Sub-Account........................            111             4,789             356               54
     PIMCO VIT CommodityRealReturn(R) Strategy Sub-Account.......         63,296           466,743          83,235           79,730
     PIMCO VIT Dynamic Bond Sub-Account..........................         57,748           591,490         116,270           65,843
     PIMCO VIT Emerging Markets Bond Sub-Account.................         61,167           771,106          59,526          158,236
     Pioneer VCT Mid Cap Value Sub-Account.......................      3,123,060        56,989,368       4,973,633        8,429,996
     Pioneer VCT Real Estate Shares Sub-Account..................         19,228           274,356          77,697           54,625
     T. Rowe Price Government Money Sub-Account..................        193,891           193,891          22,872            8,930
     T. Rowe Price Growth Stock Sub-Account......................        115,901         5,188,186         311,767          985,822
     T. Rowe Price International Stock Sub-Account...............         29,555           444,211          32,023           35,145
     TAP 1919 Variable Socially Responsive Balanced Sub-Account..          6,536           175,846           9,227           13,327

(a)  For the period April 29, 2019 to December 31, 2019.

                                     101

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                     ALGER SMALL CAP GROWTH           AMERICAN FUNDS(R) BOND        AMERICAN FUNDS(R) GLOBAL GROWTH
                                           SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------  --------------------------------  --------------------------------
                                      2019             2018             2019            2018             2019             2018
                                 ---------------  --------------  ---------------  ---------------  --------------  ---------------

Units beginning of year........        2,688,052       2,933,840        7,204,717        7,338,385       6,019,155        6,214,664
Units issued and transferred
   from other funding options..           65,408         369,515        1,283,999        1,380,319         464,476          793,900
Units redeemed and transferred
   to other funding options....        (271,203)       (615,303)      (1,405,833)      (1,513,987)     (1,050,224)        (989,409)
                                 ---------------  --------------  ---------------  ---------------  --------------  ---------------
Units end of year..............        2,482,257       2,688,052        7,082,883        7,204,717       5,433,407        6,019,155
                                 ===============  ==============  ===============  ===============  ==============  ===============

                                        AMERICAN FUNDS(R)
                                   GLOBAL SMALL CAPITALIZATION      AMERICAN FUNDS(R) GROWTH       AMERICAN FUNDS(R) GROWTH-INCOME
                                           SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
                                 ------------------------------  -------------------------------  ---------------------------------
                                      2019            2018            2019             2018             2019            2018
                                 --------------  --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year........       2,457,371       2,697,437        1,952,191       2,352,201        2,624,423        2,282,271
Units issued and transferred
   from other funding options..         137,538         211,151           31,505          35,932          690,522          695,804
Units redeemed and transferred
   to other funding options....       (423,956)       (451,217)        (327,334)       (435,942)        (342,260)        (353,652)
                                 --------------  --------------  ---------------  --------------  ---------------  ---------------
Units end of year..............       2,170,953       2,457,371        1,656,362       1,952,191        2,972,685        2,624,423
                                 ==============  ==============  ===============  ==============  ===============  ===============

                                                                      BHFTI AB
                                            BHFTI AB                INTERNATIONAL      BHFTI AMERICAN FUNDS(R)
                                    GLOBAL DYNAMIC ALLOCATION           BOND             BALANCED ALLOCATION
                                           SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                 --------------------------------  --------------  -------------------------------
                                       2019            2018           2019 (a)           2019            2018
                                 ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year........      212,871,321      234,041,870              --      203,079,308     220,323,596
Units issued and transferred
   from other funding options..        2,296,524        5,033,116         159,652        9,780,218      13,046,913
Units redeemed and transferred
   to other funding options....     (23,392,660)     (26,203,665)        (10,642)     (23,879,253)    (30,291,201)
                                 ---------------  ---------------  --------------  ---------------  --------------
Units end of year..............      191,775,185      212,871,321         149,010      188,980,273     203,079,308
                                 ===============  ===============  ==============  ===============  ==============

                                     BHFTI AMERICAN FUNDS(R)                   BHFTI                   BHFTI AMERICAN FUNDS(R)
                                        GROWTH ALLOCATION            AMERICAN FUNDS(R) GROWTH            MODERATE ALLOCATION
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019             2018            2019             2018            2019             2018
                                 --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year........     113,490,991      122,012,392      72,677,305       73,869,010      101,025,606     111,929,949
Units issued and transferred
   from other funding options..       5,872,013        7,871,252       9,470,430       14,488,104        5,138,290       4,434,950
Units redeemed and transferred
   to other funding options....    (14,542,082)     (16,392,653)    (11,752,821)     (15,679,809)     (12,046,827)    (15,339,293)
                                 --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year..............     104,820,922      113,490,991      70,394,914       72,677,305       94,117,069     101,025,606
                                 ==============  ===============  ==============  ===============  ===============  ==============

                                             BHFTI AQR                     BHFTI BLACKROCK
                                       GLOBAL RISK BALANCED          GLOBAL TACTICAL STRATEGIES        BHFTI BLACKROCK HIGH YIELD
                                            SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  --------------------------------  -------------------------------
                                       2019             2018            2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------  --------------  ---------------

Units beginning of year........      182,066,578      202,498,724      353,756,093      388,316,355       8,357,441        8,401,774
Units issued and transferred
   from other funding options..        2,017,350        3,567,226        3,977,511        6,393,453       3,320,428        1,892,652
Units redeemed and transferred
   to other funding options....     (22,056,039)     (23,999,372)     (38,726,046)     (40,953,715)     (1,627,848)      (1,936,985)
                                 ---------------  ---------------  ---------------  ---------------  --------------  ---------------
Units end of year..............      162,027,889      182,066,578      319,007,558      353,756,093      10,050,021        8,357,441
                                 ===============  ===============  ===============  ===============  ==============  ===============

                                               BHFTI                             BHFTI
                                 BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE BALANCED PLUS
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 ---------------------------------  -------------------------------
                                       2019             2018             2019             2018
                                  ---------------  ---------------  --------------  ---------------

Units beginning of year........        27,764,232       30,589,042     503,167,035      528,210,748
Units issued and transferred
   from other funding options..         1,115,616        1,603,629      16,479,991       29,410,004
Units redeemed and transferred
   to other funding options....       (3,365,258)      (4,428,439)    (56,103,414)     (54,453,717)
                                  ---------------  ---------------  --------------  ---------------
Units end of year..............        25,514,590       27,764,232     463,543,612      503,167,035
                                  ===============  ===============  ==============  ===============

                                              BHFTI
                                   BRIGHTHOUSE SMALL CAP VALUE
                                           SUB-ACCOUNT
                                 --------------------------------
                                       2019            2018
                                 ---------------  ---------------

Units beginning of year........        7,365,900        8,335,979
Units issued and transferred
   from other funding options..          546,670          543,727
Units redeemed and transferred
   to other funding options....      (1,165,751)      (1,513,806)
                                 ---------------  ---------------
Units end of year..............        6,746,819        7,365,900
                                 ===============  ===============

                                   BHFTI BRIGHTHOUSE/ABERDEEN          BHFTI BRIGHTHOUSE/                BHFTI BRIGHTHOUSE/
                                     EMERGING MARKETS EQUITY          ARTISAN INTERNATIONAL           EATON VANCE FLOATING RATE
                                           SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
                                 ------------------------------  -------------------------------  --------------------------------
                                      2019            2018            2019             2018             2019             2018
                                 --------------  --------------  --------------  ---------------  ---------------  ---------------

Units beginning of year........      35,052,942      35,923,134          30,041           28,148        6,426,630        5,324,129
Units issued and transferred
   from other funding options..       2,250,629       6,165,444             159            3,009        1,875,253        2,521,694
Units redeemed and transferred
   to other funding options....     (6,167,437)     (7,035,636)         (3,717)          (1,116)      (1,198,911)      (1,419,193)
                                 --------------  --------------  --------------  ---------------  ---------------  ---------------
Units end of year..............      31,136,134      35,052,942          26,483           30,041        7,102,972        6,426,630
                                 ==============  ==============  ==============  ===============  ===============  ===============

                                   BHFTI BRIGHTHOUSE/FRANKLIN        BHFTI BRIGHTHOUSE/TEMPLETON      BHFTI BRIGHTHOUSE/WELLINGTON
                                    LOW DURATION TOTAL RETURN            INTERNATIONAL BOND                LARGE CAP RESEARCH
                                           SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  --------------------------------  -------------------------------
                                      2019             2018             2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------  ---------------  --------------

Units beginning of year........       14,147,915       15,198,406        2,637,613        3,032,605          754,715         825,196
Units issued and transferred
   from other funding options..        2,738,353        2,636,228          346,120          221,615           13,815          22,090
Units redeemed and transferred
   to other funding options....      (2,705,410)      (3,686,719)        (378,722)        (616,607)         (84,872)        (92,571)
                                 ---------------  ---------------  ---------------  ---------------  ---------------  --------------
Units end of year..............       14,180,858       14,147,915        2,605,011        2,637,613          683,658         754,715
                                 ===============  ===============  ===============  ===============  ===============  ==============

(a) For the period April 29, 2019 to December 31, 2019.

                                     102

                                     103

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                              BHFTI                            BHFTI                             BHFTI
                                   CLARION GLOBAL REAL ESTATE      HARRIS OAKMARK INTERNATIONAL    INVESCO BALANCED-RISK ALLOCATION
                                           SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------  -------------------------------  ---------------------------------
                                      2019             2018            2019             2018             2019             2018
                                 ---------------  --------------  --------------  ---------------   ---------------  --------------

Units beginning of year........       12,065,705      13,335,708      21,052,149       20,719,834       765,263,861     827,358,429
Units issued and transferred
   from other funding options..          549,465       1,017,953       2,043,711        3,890,204        28,218,482      50,321,588
Units redeemed and transferred
   to other funding options....      (2,233,419)     (2,287,956)     (3,716,809)      (3,557,889)      (99,189,630)   (112,416,156)
                                 ---------------  --------------  --------------  ---------------   ---------------  --------------
Units end of year..............       10,381,751      12,065,705      19,379,051       21,052,149       694,292,713     765,263,861
                                 ===============  ==============  ==============  ===============   ===============  ==============

                                                                               BHFTI                            BHFTI
                                     BHFTI INVESCO COMSTOCK            INVESCO GLOBAL EQUITY          INVESCO SMALL CAP GROWTH
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  ------------------------------
                                      2019             2018            2019             2018            2019            2018
                                 ---------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year........       29,425,080      32,917,318       1,691,467        1,939,475       9,018,510       9,589,654
Units issued and transferred
   from other funding options..        2,435,536       2,261,945          51,949           88,496       1,193,447       1,573,020
Units redeemed and transferred
   to other funding options....      (4,837,600)     (5,754,183)       (291,206)        (336,504)     (1,499,076)     (2,144,164)
                                 ---------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..............       27,023,016      29,425,080       1,452,210        1,691,467       8,712,881       9,018,510
                                 ===============  ==============  ==============  ===============  ==============  ==============

                                                                          BHFTI JPMORGAN                        BHFTI
                                    BHFTI JPMORGAN CORE BOND         GLOBAL ACTIVE ALLOCATION         JPMORGAN SMALL CAP VALUE
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  ------------------------------
                                      2019             2018            2019             2018            2019            2018
                                 --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year........      28,609,283       30,860,383     870,005,941      828,047,798         940,191       1,032,660
Units issued and transferred
   from other funding options..       4,910,846        4,176,590      27,693,283      154,818,543          84,368          55,857
Units redeemed and transferred
   to other funding options....     (4,960,214)      (6,427,690)   (107,085,852)    (112,860,400)       (117,202)       (148,326)
                                 --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year..............      28,559,915       28,609,283     790,613,372      870,005,941         907,357         940,191
                                 ==============  ===============  ==============  ===============  ==============  ==============

                                              BHFTI                             BHFTI                       BHFTI METLIFE
                                 LOOMIS SAYLES GLOBAL ALLOCATION        LOOMIS SAYLES GROWTH          MULTI-INDEX TARGETED RISK
                                           SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                 --------------------------------  ------------------------------  -------------------------------
                                      2019             2018             2019            2018            2019             2018
                                 --------------  ---------------   --------------  --------------  ---------------  --------------

Units beginning of year........       7,006,931        7,449,959       23,583,660      27,853,512      594,369,348     602,325,151
Units issued and transferred
   from other funding options..         765,951          818,562        1,534,246       1,653,771       30,755,420      61,553,063
Units redeemed and transferred
   to other funding options....     (1,198,134)      (1,261,590)      (4,024,220)     (5,923,623)     (66,572,947)    (69,508,866)
                                 --------------  ---------------   --------------  --------------  ---------------  --------------
Units end of year..............       6,574,748        7,006,931       21,093,686      23,583,660      558,551,821     594,369,348
                                 ==============  ===============   ==============  ==============  ===============  ==============

                                          BHFTI MFS(R)                        BHFTI                        BHFTI PANAGORA
                                     RESEARCH INTERNATIONAL         MORGAN STANLEY DISCOVERY           GLOBAL DIVERSIFIED RISK
                                           SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
                                 ------------------------------  -------------------------------  --------------------------------
                                      2019            2018             2019            2018             2019            2018
                                 --------------  --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year........      13,932,370      14,986,140        9,448,933      11,326,489      106,655,491      128,771,774
Units issued and transferred
   from other funding options..         841,809       1,408,933          995,358       1,047,701       22,357,791        9,716,981
Units redeemed and transferred
   to other funding options....     (2,210,833)     (2,462,703)      (2,517,705)     (2,925,257)     (21,569,257)     (31,833,264)
                                 --------------  --------------  ---------------  --------------  ---------------  ---------------
Units end of year..............      12,563,346      13,932,370        7,926,586       9,448,933      107,444,025      106,655,491
                                 ==============  ==============  ===============  ==============  ===============  ===============

                                           BHFTI PIMCO                                                     BHFTI SCHRODERS
                                    INFLATION PROTECTED BOND         BHFTI PIMCO TOTAL RETURN            GLOBAL MULTI-ASSET
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019            2018             2019             2018            2019             2018
                                 --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year........      40,080,372       43,727,125      76,540,109       83,642,926      679,440,347     442,077,911
Units issued and transferred
   from other funding options..       3,439,641        4,374,269       7,975,106        9,505,039       14,576,316     375,830,386
Units redeemed and transferred
   to other funding options....     (6,454,141)      (8,021,022)    (13,274,743)     (16,607,856)     (92,108,731)   (138,467,950)
                                 --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year..............      37,065,872       40,080,372      71,240,472       76,540,109      601,907,932     679,440,347
                                 ==============  ===============  ==============  ===============  ===============  ==============

                                    BHFTI SSGA
                                     EMERGING
                                      MARKETS               BHFTI SSGA
                                  ENHANCED INDEX       GROWTH AND INCOME ETF            BHFTI SSGA GROWTH ETF
                                    SUB-ACCOUNT             SUB-ACCOUNT                      SUB-ACCOUNT
                                 ---------------  -------------------------------  -------------------------------
                                     2019 (a)          2019             2018            2019             2018
                                 ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year........               --      70,665,371       78,213,763      24,904,386       28,040,270
Units issued and transferred
   from other funding options..           85,661       1,839,714        2,423,048         884,861        1,630,444
Units redeemed and transferred
   to other funding options....            (861)     (7,672,447)      (9,971,440)     (3,128,088)      (4,766,328)
                                 ---------------  --------------  ---------------  --------------  ---------------
Units end of year..............           84,800      64,832,638       70,665,371      22,661,159       24,904,386
                                 ===============  ==============  ===============  ==============  ===============

                                              BHFTI                            BHFTI
                                  T. ROWE PRICE LARGE CAP VALUE    T. ROWE PRICE MID CAP GROWTH      BHFTI TCW CORE FIXED INCOME
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                       2019            2018             2019            2018             2019            2018
                                 ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year........        9,073,593      10,083,649       19,662,128      22,282,585           30,719          34,566
Units issued and transferred
   from other funding options..          547,777         836,376        1,848,957       1,999,060            2,684           2,856
Units redeemed and transferred
   to other funding options....      (1,317,218)     (1,846,432)      (3,562,905)     (4,619,517)          (7,318)         (6,703)
                                 ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year..............        8,304,152       9,073,593       17,948,180      19,662,128           26,085          30,719
                                 ===============  ==============  ===============  ==============  ===============  ==============

(a) For the period April 29, 2019 to December 31, 2019.

                                     104

                                     105

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                          BHFTI VICTORY                 BHFTI WELLS CAPITAL              BHFTI WESTERN ASSET
                                     SYCAMORE MID CAP VALUE          MANAGEMENT MID CAP VALUE       MANAGEMENT GOVERNMENT INCOME
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  --------------------------------
                                       2019            2018            2019             2018            2019             2018
                                 ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year........        5,527,899       6,509,324       5,031,010        5,092,444       47,610,656      52,602,412
Units issued and transferred
   from other funding options..          264,714         421,989         191,641          874,015        6,935,756       6,041,394
Units redeemed and transferred
   to other funding options....        (894,432)     (1,403,414)       (853,612)        (935,449)     (10,390,902)    (11,033,150)
                                 ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year..............        4,898,181       5,527,899       4,369,039        5,031,010       44,155,510      47,610,656
                                 ===============  ==============  ==============  ===============  ===============  ==============

                                         BHFTII BAILLIE                                                    BHFTII BLACKROCK
                                   GIFFORD INTERNATIONAL STOCK      BHFTII BLACKROCK BOND INCOME         CAPITAL APPRECIATION
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  -------------------------------  -------------------------------
                                       2019            2018             2019             2018            2019             2018
                                 ---------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year........       18,628,820       19,385,638       1,262,721        1,210,717       12,135,301         510,906
Units issued and transferred
   from other funding options..          884,515        3,089,235         443,268          269,116       20,221,354      12,277,614
Units redeemed and transferred
   to other funding options....      (3,222,562)      (3,846,053)       (234,713)        (217,112)      (3,702,996)       (653,219)
                                 ---------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year..............       16,290,773       18,628,820       1,471,276        1,262,721       28,653,659      12,135,301
                                 ===============  ===============  ==============  ===============  ===============  ==============

                                         BHFTII BLACKROCK                       BHFTII
                                       ULTRA-SHORT TERM BOND        BRIGHTHOUSE ASSET ALLOCATION 20
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  ---------------------------------
                                       2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........       28,914,668       28,762,874        7,342,533        6,959,208
Units issued and transferred
   from other funding options..       11,555,241       14,146,935        2,619,672        2,773,172
Units redeemed and transferred
   to other funding options....     (13,060,473)     (13,995,141)      (1,749,157)      (2,389,847)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............       27,409,436       28,914,668        8,213,048        7,342,533
                                 ===============  ===============  ===============  ===============

                                              BHFTII                             BHFTII
                                  BRIGHTHOUSE ASSET ALLOCATION 40    BRIGHTHOUSE ASSET ALLOCATION 60
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                 ---------------------------------  --------------------------------
                                       2019             2018              2019            2018
                                 ---------------  ---------------   ---------------  ---------------

Units beginning of year........      202,906,702      233,277,672       329,067,375      369,390,513
Units issued and transferred
   from other funding options..        3,622,853        3,319,688         8,434,530        6,602,677
Units redeemed and transferred
   to other funding options....     (25,964,740)     (33,690,658)      (40,564,093)     (46,925,815)
                                 ---------------  ---------------   ---------------  ---------------
Units end of year..............      180,564,815      202,906,702       296,937,812      329,067,375
                                 ===============  ===============   ===============  ===============

                                             BHFTII                  BHFTII BRIGHTHOUSE/ARTISAN
                                 BRIGHTHOUSE ASSET ALLOCATION 80            MID CAP VALUE
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                      2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........      289,237,581      320,858,282        6,972,807        7,979,852
Units issued and transferred
   from other funding options..        3,134,347        6,439,520          377,961          416,969
Units redeemed and transferred
   to other funding options....     (31,993,527)     (38,060,221)        (964,041)      (1,424,014)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............      260,378,401      289,237,581        6,386,727        6,972,807
                                 ===============  ===============  ===============  ===============

                                 BHFTII BRIGHTHOUSE/DIMENSIONAL      BHFTII BRIGHTHOUSE/WELLINGTON               BHFTII
                                   INTERNATIONAL SMALL COMPANY         CORE EQUITY OPPORTUNITIES         FRONTIER MID CAP GROWTH
                                           SUB-ACCOUNT                        SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  --------------------------------  ------------------------------
                                      2019             2018              2019            2018             2019            2018
                                 ---------------  --------------   ---------------  ---------------  --------------  --------------

Units beginning of year........        2,801,946       2,741,436        22,089,432       26,398,229       2,592,967       2,948,860
Units issued and transferred
   from other funding options..          358,877         777,861           920,562          774,169         296,838         254,869
Units redeemed and transferred
   to other funding options....        (526,137)       (717,351)       (3,866,399)      (5,082,966)       (512,281)       (610,762)
                                 ---------------  --------------   ---------------  ---------------  --------------  --------------
Units end of year..............        2,634,686       2,801,946        19,143,595       22,089,432       2,377,524       2,592,967
                                 ===============  ==============   ===============  ===============  ==============  ==============

                                                                               BHFTII                           BHFTII
                                     BHFTII JENNISON GROWTH         LOOMIS SAYLES SMALL CAP CORE    LOOMIS SAYLES SMALL CAP GROWTH
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  --------------------------------  -------------------------------
                                      2019             2018             2019            2018             2019             2018
                                 ---------------  --------------  ---------------  ---------------  --------------  ---------------

Units beginning of year........       16,632,803      18,321,429          208,357          215,634          12,889           14,487
Units issued and transferred
   from other funding options..        1,429,659       3,165,531            7,431           15,540           1,200            2,463
Units redeemed and transferred
   to other funding options....      (2,992,933)     (4,854,157)         (26,661)         (22,817)         (5,655)          (4,061)
                                 ---------------  --------------  ---------------  ---------------  --------------  ---------------
Units end of year..............       15,069,529      16,632,803          189,127          208,357           8,434           12,889
                                 ===============  ==============  ===============  ===============  ==============  ===============

                                             BHFTII                           BHFTII                           BHFTII
                                  METLIFE AGGREGATE BOND INDEX      METLIFE MID CAP STOCK INDEX      METLIFE MSCI EAFE(R) INDEX
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019            2018             2019            2018             2019            2018
                                 --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year........      20,516,851       21,705,738       4,807,176        5,121,934       8,638,406        8,636,458
Units issued and transferred
   from other funding options..       4,096,556        4,011,610         667,158          772,111       1,068,543        1,471,651
Units redeemed and transferred
   to other funding options....     (4,984,670)      (5,200,497)       (933,669)      (1,086,869)     (1,786,328)      (1,469,703)
                                 --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year..............      19,628,737       20,516,851       4,540,665        4,807,176       7,920,621        8,638,406
                                 ==============  ===============  ==============  ===============  ==============  ===============

                                             BHFTII
                                  METLIFE RUSSELL 2000(R) INDEX    BHFTII METLIFE STOCK INDEX      BHFTII MFS(R) TOTAL RETURN
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -------------------------------  ------------------------------  ------------------------------
                                      2019            2018             2019            2018            2019            2018
                                 --------------  --------------   --------------  --------------  --------------  --------------

Units beginning of year........       4,827,070       4,832,284       21,350,722      22,657,750         547,628         607,860
Units issued and transferred
   from other funding options..         909,092       1,071,304        2,875,646       3,884,794          33,888          32,811
Units redeemed and transferred
   to other funding options....     (1,077,538)     (1,076,518)      (4,334,623)     (5,191,822)        (99,813)        (93,043)
                                 --------------  --------------   --------------  --------------  --------------  --------------
Units end of year..............       4,658,624       4,827,070       19,891,745      21,350,722         481,703         547,628
                                 ==============  ==============   ==============  ==============  ==============  ==============

(a) For the period April 29, 2019 to December 31, 2019.

                                     106

                                     107

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                              BHFTII                           BHFTII
                                       BHFTII MFS(R) VALUE           NEUBERGER BERMAN GENESIS      T. ROWE PRICE LARGE CAP GROWTH
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019             2018            2019             2018            2019             2018
                                 --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year........       9,345,345       10,064,425       4,313,161        4,920,073      16,833,803       16,507,642
Units issued and transferred
   from other funding options..         941,941        1,313,891         404,291          320,327       4,026,895        4,597,720
Units redeemed and transferred
   to other funding options....     (1,548,524)      (2,032,971)       (659,695)        (927,239)     (3,185,241)      (4,271,559)
                                 --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year..............       8,738,762        9,345,345       4,057,757        4,313,161      17,675,457       16,833,803
                                 ==============  ===============  ==============  ===============  ==============  ===============

                                                                                                               BHFTII
                                             BHFTII                        BHFTII VANECK              WESTERN ASSET MANAGEMENT
                                 T. ROWE PRICE SMALL CAP GROWTH      GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  ------------------------------
                                      2019             2018            2019             2018            2019            2018
                                 --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year........         312,692          336,378       6,884,892        7,083,667      29,089,667      31,331,458
Units issued and transferred
   from other funding options..          25,750           51,229       1,692,497        1,309,071       2,417,442       3,488,138
Units redeemed and transferred
   to other funding options....        (45,674)         (74,915)     (1,186,880)      (1,507,846)     (5,053,635)     (5,729,929)
                                 --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year..............         292,768          312,692       7,390,509        6,884,892      26,453,474      29,089,667
                                 ==============  ===============  ==============  ===============  ==============  ==============

                                      BHFTII WESTERN ASSET
                                   MANAGEMENT U.S. GOVERNMENT     BLACKROCK GLOBAL ALLOCATION V.I.
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------  ---------------------------------
                                      2019             2018             2019             2018
                                 --------------  ---------------  ---------------  ---------------

Units beginning of year........      12,864,119       13,730,177          327,579          128,262
Units issued and transferred
   from other funding options..       2,035,671        2,157,907          376,254          235,612
Units redeemed and transferred
   to other funding options....     (2,611,263)      (3,023,965)         (67,301)         (36,295)
                                 --------------  ---------------  ---------------  ---------------
Units end of year..............      12,288,527       12,864,119          636,532          327,579
                                 ==============  ===============  ===============  ===============

                                          DWS CROCI(R)
                                        INTERNATIONAL VIP            FEDERATED HIGH INCOME BOND            FEDERATED KAUFMAN
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  ------------------------------  --------------------------------
                                      2019             2018             2019            2018             2019             2018
                                 ---------------  ---------------  --------------  --------------  ---------------  ---------------

Units beginning of year........        1,189,127        1,302,718             168             168            5,211            5,219
Units issued and transferred
   from other funding options..           40,464           59,066              --             336               --            5,211
Units redeemed and transferred
   to other funding options....        (107,084)        (172,657)              --           (336)               --          (5,219)
                                 ---------------  ---------------  --------------  --------------  ---------------  ---------------
Units end of year..............        1,122,507        1,189,127             168             168            5,211            5,211
                                 ===============  ===============  ==============  ==============  ===============  ===============

                                  FIDELITY(R) VIP ASSET MANAGER
                                           SUB-ACCOUNT
                                 --------------------------------
                                       2019            2018
                                 ---------------  ---------------

Units beginning of year........        3,584,269        4,080,387
Units issued and transferred
   from other funding options..           60,653          384,874
Units redeemed and transferred
   to other funding options....        (450,791)        (880,992)
                                 ---------------  ---------------
Units end of year..............        3,194,131        3,584,269
                                 ===============  ===============

                                   FIDELITY(R) VIP CONTRAFUND       FIDELITY(R) VIP EQUITY-INCOME
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                      2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........       18,483,447       20,143,633          188,322          216,963
Units issued and transferred
   from other funding options..          973,254        2,042,711              386          197,453
Units redeemed and transferred
   to other funding options....      (2,688,312)      (3,702,897)         (26,666)        (226,094)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............       16,768,389       18,483,447          162,042          188,322
                                 ===============  ===============  ===============  ===============

                                 FIDELITY(R) VIP FUNDSMANAGER 50%   FIDELITY(R) VIP FUNDSMANAGER 60%
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                 ---------------------------------  ---------------------------------
                                       2019             2018              2019             2018
                                  ---------------  ---------------   ---------------  ---------------

Units beginning of year........       275,172,032      316,884,820       161,436,447      191,801,626
Units issued and transferred
   from other funding options..           365,596          472,401           413,773          433,342
Units redeemed and transferred
   to other funding options....      (47,152,561)     (42,185,189)      (24,416,169)     (30,798,521)
                                  ---------------  ---------------   ---------------  ---------------
Units end of year..............       228,385,067      275,172,032       137,434,051      161,436,447
                                  ===============  ===============   ===============  ===============

                                         FIDELITY(R) VIP
                                     GOVERNMENT MONEY MARKET          FIDELITY(R) VIP GROWTH
                                           SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  ------------------------------
                                      2019             2018            2019            2018
                                 ---------------  --------------  --------------  --------------

Units beginning of year........        2,554,414       2,578,960       5,216,221       5,678,425
Units issued and transferred
   from other funding options..          270,304         581,291          75,898         886,033
Units redeemed and transferred
   to other funding options....        (464,513)       (605,837)       (564,287)     (1,348,237)
                                 ---------------  --------------  --------------  --------------
Units end of year..............        2,360,205       2,554,414       4,727,832       5,216,221
                                 ===============  ==============  ==============  ==============

                                    FIDELITY(R) VIP INDEX 500         FIDELITY(R) VIP MID CAP         FIDELITY(R) VIP OVERSEAS
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  ------------------------------  --------------------------------
                                      2019             2018            2019            2018             2019             2018
                                 ---------------  --------------  --------------  --------------  ---------------  ---------------

Units beginning of year........        1,773,192       1,974,819       5,255,869       5,822,703          290,819          307,530
Units issued and transferred
   from other funding options..            3,178           4,366         506,604         356,491           11,403          325,096
Units redeemed and transferred
   to other funding options....        (173,348)       (205,993)       (876,036)       (923,325)         (36,889)        (341,807)
                                 ---------------  --------------  --------------  --------------  ---------------  ---------------
Units end of year..............        1,603,022       1,773,192       4,886,437       5,255,869          265,333          290,819
                                 ===============  ==============  ==============  ==============  ===============  ===============

                                                                               FTVIPT
                                    FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                       2019             2018             2019            2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........        3,323,429        3,717,519        3,418,001        3,858,849
Units issued and transferred
   from other funding options..          199,290          219,389          131,633          197,548
Units redeemed and transferred
   to other funding options....        (523,276)        (613,479)        (550,429)        (638,396)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............        2,999,443        3,323,429        2,999,205        3,418,001
                                 ===============  ===============  ===============  ===============

                                             FTVIPT
                                  FRANKLIN SMALL CAP VALUE VIP
                                           SUB-ACCOUNT
                                 --------------------------------
                                      2019             2018
                                 ---------------  ---------------

Units beginning of year........        6,690,072        7,335,249
Units issued and transferred
   from other funding options..          522,275          448,461
Units redeemed and transferred
   to other funding options....      (1,247,671)      (1,093,638)
                                 ---------------  ---------------
Units end of year..............        5,964,676        6,690,072
                                 ===============  ===============

(a) For the period April 29, 2019 to December 31, 2019.

                                     108

                                     109

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                                FTVIPT
                                  FTVIPT TEMPLETON FOREIGN VIP         TEMPLETON GLOBAL BOND VIP
                                           SUB-ACCOUNT                        SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                      2019              2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........        1,992,730        1,993,298       10,293,632       10,914,647
Units issued and transferred
   from other funding options..          223,256          256,457        1,097,963        1,242,122
Units redeemed and transferred
   to other funding options....        (226,765)        (257,025)      (1,739,179)      (1,863,137)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............        1,989,221        1,992,730        9,652,416       10,293,632
                                 ===============  ===============  ===============  ===============

                                     INVESCO OPPENHEIMER V.I.          INVESCO OPPENHEIMER V.I.
                                         GOVERNMENT MONEY                MAIN STREET SMALL CAP
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                       2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........              585              613        2,862,403        3,322,847
Units issued and transferred
   from other funding options..               --            1,170          242,292          216,778
Units redeemed and transferred
   to other funding options....             (25)          (1,198)        (550,558)        (677,222)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............              560              585        2,554,137        2,862,403
                                 ===============  ===============  ===============  ===============

                                     INVESCO OPPENHEIMER V.I.
                                            MAIN STREET             INVESCO V.I. AMERICAN FRANCHISE
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  ---------------------------------
                                       2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........            1,395           11,112              227            1,440
Units issued and transferred
   from other funding options..               --           11,025               --            2,812
Units redeemed and transferred
   to other funding options....               --         (20,742)               --          (4,025)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............            1,395            1,395              227              227
                                 ===============  ===============  ===============  ===============

                                     INVESCO V.I. CORE EQUITY      INVESCO V.I. EQUITY AND INCOME
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                      2019              2018            2019              2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........           16,354           17,258       23,855,831       25,769,702
Units issued and transferred
   from other funding options..                2           34,057        1,400,961        1,947,016
Units redeemed and transferred
   to other funding options....          (1,246)         (34,961)      (3,609,968)      (3,860,887)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............           15,110           16,354       21,646,824       23,855,831
                                 ===============  ===============  ===============  ===============

                                 INVESCO V.I. INTERNATIONAL GROWTH        IVY VIP ASSET STRATEGY
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                 ----------------------------------  ---------------------------------
                                       2019             2018               2019             2018
                                 ----------------  ---------------   ---------------  ----------------

Units beginning of year........         7,312,222        7,575,169            16,591            19,310
Units issued and transferred
   from other funding options..           235,464          876,815             2,292               444
Units redeemed and transferred
   to other funding options....       (1,325,380)      (1,139,762)           (3,422)           (3,163)
                                 ----------------  ---------------   ---------------  ----------------
Units end of year..............         6,222,306        7,312,222            15,461            16,591
                                 ================  ===============   ===============  ================

                                        LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                    VARIABLE AGGRESSIVE GROWTH           VARIABLE APPRECIATION
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  ---------------------------------
                                      2019              2018             2019              2018
                                 ---------------  ---------------  ----------------  ---------------

Units beginning of year........       10,306,862       10,637,575         8,114,870        7,854,907
Units issued and transferred
   from other funding options..        1,026,239        1,238,938         1,185,383        1,509,071
Units redeemed and transferred
   to other funding options....      (1,591,018)      (1,569,651)       (1,325,294)      (1,249,108)
                                 ---------------  ---------------  ----------------  ---------------
Units end of year..............        9,742,083       10,306,862         7,974,959        8,114,870
                                 ===============  ===============  ================  ===============

                                       LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                   VARIABLE DIVIDEND STRATEGY        VARIABLE LARGE CAP GROWTH        VARIABLE LARGE CAP VALUE
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                       2019            2018            2019             2018            2019             2018
                                 ---------------  --------------  ---------------  --------------  --------------  ---------------

Units beginning of year........        7,795,080       8,474,807           69,686         101,448         232,863          248,434
Units issued and transferred
   from other funding options..          607,269         702,784            4,418           4,206          43,312           19,346
Units redeemed and transferred
   to other funding options....      (1,405,517)     (1,382,511)         (16,203)        (35,968)        (40,739)         (34,917)
                                 ---------------  --------------  ---------------  --------------  --------------  ---------------
Units end of year..............        6,996,832       7,795,080           57,901          69,686         235,436          232,863
                                 ===============  ==============  ===============  ==============  ==============  ===============

                                       LMPVET CLEARBRIDGE              LMPVET QS VARIABLE
                                    VARIABLE SMALL CAP GROWTH          CONSERVATIVE GROWTH           LMPVET QS VARIABLE GROWTH
                                           SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                 ------------------------------  -------------------------------  -------------------------------
                                      2019            2018             2019            2018            2019             2018
                                 --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year........       3,317,005       3,504,028        1,337,369       1,529,846        3,186,503       3,596,291
Units issued and transferred
   from other funding options..         575,731         592,622           21,659          45,265           62,277          69,629
Units redeemed and transferred
   to other funding options....       (480,646)       (779,645)        (178,355)       (237,742)        (527,826)       (479,417)
                                 --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year..............       3,412,090       3,317,005        1,180,673       1,337,369        2,720,954       3,186,503
                                 ==============  ==============  ===============  ==============  ===============  ==============

                                              LMPVET                    LMPVIT WESTERN ASSET
                                    QS VARIABLE MODERATE GROWTH    VARIABLE GLOBAL HIGH YIELD BOND
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                       2019            2018             2019             2018
                                 ---------------  ---------------  ---------------  --------------

Units beginning of year........           25,741           34,884        3,297,946       3,326,625
Units issued and transferred
   from other funding options..              339              230          493,871         541,902
Units redeemed and transferred
   to other funding options....          (1,927)          (9,373)        (531,395)       (570,581)
                                 ---------------  ---------------  ---------------  --------------
Units end of year..............           24,153           25,741        3,260,422       3,297,946
                                 ===============  ===============  ===============  ==============

                                    MFS(R) VIT INVESTORS TRUST        MFS(R) VIT NEW DISCOVERY           MFS(R) VIT RESEARCH
                                            SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                 --------------------------------  ------------------------------  --------------------------------
                                       2019            2018             2019            2018             2019            2018
                                 ---------------  ---------------  --------------  --------------  ---------------  ---------------

Units beginning of year........              273              581             493             395            1,848            1,908
Units issued and transferred
   from other funding options..               --              273               5             739               --            2,275
Units redeemed and transferred
   to other funding options....               --            (581)           (167)           (641)            (103)          (2,335)
                                 ---------------  ---------------  --------------  --------------  ---------------  ---------------
Units end of year..............              273              273             331             493            1,745            1,848
                                 ===============  ===============  ==============  ==============  ===============  ===============

                                       MORGAN STANLEY VIF
                                      GLOBAL INFRASTRUCTURE
                                           SUB-ACCOUNT
                                 ------------------------------
                                      2019            2018
                                 --------------  --------------

Units beginning of year........          37,631          40,450
Units issued and transferred
   from other funding options..           5,551           2,575
Units redeemed and transferred
   to other funding options....         (6,831)         (5,394)
                                 --------------  --------------
Units end of year..............          36,351          37,631
                                 ==============  ==============

(a) For the period April 29, 2019 to December 31, 2019.

                                     110

                                     111

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                             PIMCO VIT                         PIMCO VIT
                                    NEUBERGER BERMAN GENESIS      COMMODITYREALRETURN(R) STRATEGY            DYNAMIC BOND
                                           SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------  --------------------------------  -------------------------------
                                      2019             2018             2019            2018             2019             2018
                                 --------------  ---------------   --------------  --------------   --------------  ---------------

Units beginning of year........             181              181           61,287          64,010           53,631           55,031
Units issued and transferred
   from other funding options..              --               --           11,473           3,472            9,783            9,680
Units redeemed and transferred
   to other funding options....              --               --         (12,634)         (6,195)          (6,329)         (11,080)
                                 --------------  ---------------   --------------  --------------   --------------  ---------------
Units end of year..............             181              181           60,126          61,287           57,085           53,631
                                 ==============  ===============   ==============  ==============   ==============  ===============

                                           PIMCO VIT
                                     EMERGING MARKETS BOND          PIONEER VCT MID CAP VALUE     PIONEER VCT REAL ESTATE SHARES
                                          SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 ------------------------------  -------------------------------  -------------------------------
                                      2019            2018            2019             2018             2019            2018
                                 --------------  --------------  --------------  ---------------   --------------  --------------

Units beginning of year........          79,304          82,983       1,148,743        1,243,008            7,520           7,888
Units issued and transferred
   from other funding options..           2,681           8,585          69,303          117,141              207             837
Units redeemed and transferred
   to other funding options....        (13,658)        (12,264)       (199,610)        (211,406)          (1,488)         (1,205)
                                 --------------  --------------  --------------  ---------------   --------------  --------------
Units end of year..............          68,327          79,304       1,018,436        1,148,743            6,239           7,520
                                 ==============  ==============  ==============  ===============   ==============  ==============

                                 T. ROWE PRICE GOVERNMENT MONEY        T. ROWE PRICE GROWTH STOCK
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                 ---------------------------------  ---------------------------------
                                      2019              2018              2019             2018
                                 ---------------  ---------------   ----------------  ---------------

Units beginning of year........           10,481           22,810             34,907           38,028
Units issued and transferred
   from other funding options..            1,118            3,033              1,426            1,624
Units redeemed and transferred
   to other funding options....            (416)         (15,362)            (4,547)          (4,745)
                                 ---------------  ---------------   ----------------  ---------------
Units end of year..............           11,183           10,481             31,786           34,907
                                 ===============  ===============   ================  ===============

                                                                            TAP 1919 VARIABLE
                                 T. ROWE PRICE INTERNATIONAL STOCK    SOCIALLY RESPONSIVE BALANCED
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                 ----------------------------------  --------------------------------
                                       2019             2018              2019              2018
                                 ---------------  ----------------   ---------------  ---------------

Units beginning of year........           26,491            26,224             3,756            3,165
Units issued and transferred
   from other funding options..            1,051             1,056                 6              734
Units redeemed and transferred
   to other funding options....          (1,714)             (789)             (201)            (143)
                                 ---------------  ----------------   ---------------  ---------------
Units end of year..............           25,828            26,491             3,561            3,756
                                 ===============  ================   ===============  ===============

(a) For the period April 29, 2019 to December 31, 2019.

                                     112

                                     113

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series for the respective stated periods in the five years ended December 31, 2019:

                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      -----------  ----------------  --------------

  Alger Small Cap Growth        2019    2,482,257     23.09 - 23.76      57,974,899
     Sub-Account                2018    2,688,052     18.10 - 18.60      49,200,272
                                2017    2,933,840     18.10 - 18.57      53,660,724
                                2016    3,200,478     14.26 - 14.61      46,089,499
                                2015    3,508,832     13.61 - 13.92      48,208,209

  American Funds(R) Bond        2019    7,082,883     10.37 - 21.58     125,217,632
     Sub-Account                2018    7,204,717      9.68 - 19.92     124,089,879
                                2017    7,338,385      9.95 - 20.26     135,763,632
                                2016    7,293,353      9.80 - 19.73     132,721,070
                                2015    8,159,989     16.20 - 19.35     146,511,985

  American Funds(R) Global      2019    5,433,407     20.23 - 69.88     300,888,587
     Growth Sub-Account         2018    6,019,155     15.27 - 52.13     259,695,866
                                2017    6,214,664     17.14 - 57.83     313,542,010
                                2016    6,980,723     13.31 - 44.38     277,038,594
                                2015    7,480,782     34.27 - 44.51     300,649,358

  American Funds(R) Global      2019    2,170,953     17.69 - 58.11     105,538,846
     Small Capitalization       2018    2,457,371     13.72 - 44.58      94,290,816
     Sub-Account                2017    2,697,437     15.67 - 50.28     119,807,921
                                2016    2,939,876     12.70 - 40.30     106,488,578
                                2015    3,123,694     12.77 - 39.82     113,155,266

  American Funds(R) Growth      2019    1,656,362   312.46 - 518.46     697,847,684
     Sub-Account                2018    1,952,191   244.49 - 400.00     639,631,254
                                2017    2,352,201   250.83 - 404.60     785,751,753
                                2016    2,741,584   200.05 - 318.18     724,894,313
                                2015    3,075,557   186.96 - 293.21     754,095,254

  American Funds(R)             2019    2,972,685    22.18 - 323.61     392,698,921
     Growth-Income Sub-Account  2018    2,624,423    17.95 - 258.85     348,945,965
                                2017    2,282,271    18.66 - 265.93     403,461,557
                                2016    2,163,637    15.56 - 219.23     363,982,389
                                2015    2,179,793   126.48 - 198.34     358,450,579

  BHFTI AB Global Dynamic       2019  191,775,185     13.69 - 15.53   2,854,590,240
     Allocation Sub-Account     2018  212,871,321     11.87 - 13.27   2,720,841,165
                                2017  234,041,870     13.06 - 14.39   3,260,338,788
                                2016  252,960,506     11.77 - 12.78   3,143,878,353
                                2015  263,678,991     11.63 - 12.45   3,205,371,897

  BHFTI AB International        2019      149,010     10.38 - 10.41       1,548,814
     Bond Sub-Account
     (Commenced 4/29/2019)

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  Alger Small Cap Growth        2019         --        1.25 - 1.40         27.54 - 27.73
     Sub-Account                2018         --        1.25 - 1.40           0.02 - 0.17
                                2017         --        1.25 - 1.40         26.95 - 27.14
                                2016         --        1.25 - 1.40           4.76 - 4.92
                                2015         --        1.25 - 1.40       (4.66) - (4.52)

  American Funds(R) Bond        2019       2.53        0.95 - 1.90           7.14 - 8.32
     Sub-Account                2018       2.35        0.95 - 1.90       (2.66) - (1.66)
                                2017       1.93        0.95 - 1.90           1.45 - 2.69
                                2016       1.64        0.95 - 1.90         (1.68) - 1.97
                                2015       1.68        0.95 - 1.90       (1.61) - (0.67)

  American Funds(R) Global      2019       1.07        0.90 - 2.30         32.20 - 34.06
     Growth Sub-Account         2018       0.65        0.90 - 2.30      (11.12) - (9.86)
                                2017       0.64        0.90 - 2.30         28.49 - 30.30
                                2016       0.91        0.90 - 2.30         (1.67) - 2.43
                                2015       0.99        0.90 - 2.30           4.51 - 5.98

  American Funds(R) Global      2019       0.15        0.89 - 1.90         28.90 - 30.35
     Small Capitalization       2018       0.08        0.89 - 1.90     (12.41) - (11.34)
     Sub-Account                2017       0.43        0.89 - 1.90         23.39 - 24.78
                                2016       0.25        0.89 - 1.90           0.18 - 2.23
                                2015         --        0.89 - 1.90       (6.47) - (0.62)

  American Funds(R) Growth      2019       0.72        0.89 - 2.30         27.80 - 29.61
     Sub-Account                2018       0.41        0.89 - 2.30       (2.53) - (1.14)
                                2017       0.49        0.89 - 2.30         25.38 - 27.16
                                2016       0.76        0.89 - 2.30           7.00 - 8.52
                                2015       0.58        0.89 - 2.30           4.43 - 5.91

  American Funds(R)             2019       1.62        0.89 - 2.30         23.27 - 25.02
     Growth-Income Sub-Account  2018       1.36        0.89 - 2.30       (4.03) - (2.66)
                                2017       1.38        0.89 - 2.30         19.61 - 21.30
                                2016       1.47        0.89 - 2.30          6.81 - 10.53
                                2015       1.28        0.89 - 2.30         (0.85) - 0.56

  BHFTI AB Global Dynamic       2019       3.45        0.90 - 2.35         15.33 - 17.02
     Allocation Sub-Account     2018       1.66        0.90 - 2.35       (9.14) - (7.81)
                                2017       1.48        0.90 - 2.35         10.99 - 12.60
                                2016       1.58        0.90 - 2.35         (0.62) - 2.67
                                2015       3.28        0.90 - 2.35       (1.76) - (0.32)

  BHFTI AB International        2019         --        1.15 - 1.55           3.79 - 4.07
     Bond Sub-Account
     (Commenced 4/29/2019)

                                     114

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------

  BHFTI American Funds(R)        2019   188,980,273    15.59 - 18.47   3,247,960,104
     Balanced Allocation         2018   203,079,308    13.35 - 15.59   2,963,267,735
     Sub-Account                 2017   220,323,596    14.29 - 16.44   3,411,543,507
                                 2016   234,371,003    12.52 - 14.20   3,152,567,972
                                 2015   246,263,553    11.89 - 13.29   3,117,922,583

  BHFTI American Funds(R)        2019   104,820,922    16.71 - 19.80   1,920,984,751
     Growth Allocation           2018   113,490,991    13.84 - 16.16   1,707,533,593
     Sub-Account                 2017   122,012,392    15.03 - 17.30   1,978,846,627
                                 2016   128,517,470    12.68 - 14.39   1,744,990,829
                                 2015   137,469,623    11.92 - 13.12   1,740,439,216

  BHFTI American Funds(R)        2019    70,394,914     2.47 - 25.92     896,578,462
     Growth Sub-Account          2018    72,677,305     1.92 - 20.08     701,041,738
                                 2017    73,869,010     1.96 - 20.37     747,840,737
                                 2016    77,428,972     1.55 - 16.08     654,182,440
                                 2015    77,730,599     1.44 - 14.88     640,713,098

  BHFTI American Funds(R)        2019    94,117,069    14.40 - 17.06   1,496,155,462
     Moderate Allocation         2018   101,025,606    12.69 - 14.82   1,402,819,681
     Sub-Account                 2017   111,929,949    13.45 - 15.48   1,633,368,044
                                 2016   121,315,385    12.19 - 13.83   1,590,453,756
                                 2015   126,162,585    11.66 - 13.04   1,567,578,863

  BHFTI AQR Global Risk          2019   162,027,889    11.35 - 13.13   2,073,668,948
     Balanced Sub-Account        2018   182,066,578     9.61 - 11.07   1,970,551,063
                                 2017   202,498,724    10.43 - 11.96   2,373,211,858
                                 2016   221,364,216     9.79 - 11.01   2,395,534,199
                                 2015   241,508,750     9.10 - 10.21   2,431,541,679

  BHFTI BlackRock Global         2019   319,007,558    13.29 - 15.07   4,609,258,546
     Tactical Strategies         2018   353,756,093    11.28 - 12.61   4,296,443,283
     Sub-Account                 2017   388,316,355    12.44 - 13.71   5,151,909,115
                                 2016   421,174,334    11.24 - 12.21   4,999,248,698
                                 2015   445,213,023    11.02 - 11.80   5,128,182,508

  BHFTI BlackRock High Yield     2019    10,050,021    18.69 - 36.43     309,535,208
     Sub-Account                 2018     8,357,441    16.49 - 32.01     223,555,426
                                 2017     8,401,774    17.21 - 33.25     232,649,098
                                 2016     8,860,074    16.19 - 31.14     231,879,405
                                 2015     9,031,674    14.40 - 27.56     210,920,401

  BHFTI Brighthouse Asset        2019    25,514,590    19.96 - 24.87     570,646,937
     Allocation 100 Sub-Account  2018    27,764,232    16.03 - 19.68     494,626,348
                                 2017    30,589,042    18.25 - 22.08     615,557,354
                                 2016    33,538,308    15.19 - 18.13     557,780,998
                                 2015    37,143,227    14.27 - 16.78     575,818,048

  BHFTI Brighthouse Balanced     2019   463,543,612    15.42 - 17.49   7,769,299,827
     Plus Sub-Account            2018   503,167,035    12.78 - 14.28   6,920,717,677
                                 2017   528,210,748    14.12 - 15.56   7,952,160,029
                                 2016   536,906,397    12.22 - 13.27   6,925,324,483
                                 2015   552,214,291    11.54 - 12.35   6,663,424,002

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  BHFTI American Funds(R)        2019       1.80        0.90 - 2.35         16.75 - 18.46
     Balanced Allocation         2018       1.46        0.90 - 2.35       (6.55) - (5.17)
     Sub-Account                 2017       1.49        0.90 - 2.35         14.15 - 15.81
                                 2016       1.62        0.90 - 2.35           2.90 - 6.84
                                 2015       1.40        0.90 - 2.35       (4.60) - (0.37)

  BHFTI American Funds(R)        2019       1.69        0.90 - 2.35          7.66 - 22.53
     Growth Allocation           2018       1.21        0.90 - 2.35       (7.97) - (6.62)
     Sub-Account                 2017       1.24        0.90 - 2.35         18.54 - 20.26
                                 2016       1.30        0.90 - 2.35           6.43 - 7.98
                                 2015       1.31        1.10 - 2.35       (5.94) - (0.25)

  BHFTI American Funds(R)        2019       0.43        0.95 - 2.35         27.31 - 29.11
     Growth Sub-Account          2018       0.39        0.95 - 2.35       (2.82) - (0.54)
                                 2017       0.40        0.95 - 2.35         24.94 - 26.70
                                 2016       0.29        0.95 - 2.35           6.57 - 8.32
                                 2015       0.87        0.95 - 2.35           1.76 - 5.48

  BHFTI American Funds(R)        2019       1.97        0.90 - 2.35         13.46 - 15.12
     Moderate Allocation         2018       1.72        0.90 - 2.35       (5.67) - (4.29)
     Sub-Account                 2017       1.76        0.90 - 2.35         10.35 - 11.96
                                 2016       1.91        0.90 - 2.35           2.00 - 6.05
                                 2015       1.49        0.90 - 2.35       (3.52) - (0.45)

  BHFTI AQR Global Risk          2019       2.95        0.90 - 2.35         17.13 - 18.84
     Balanced Sub-Account        2018       0.38        0.90 - 2.35       (8.54) - (7.19)
                                 2017       1.71        0.90 - 2.35           7.26 - 8.82
                                 2016         --        0.90 - 2.35           2.44 - 7.98
                                 2015       5.51        0.90 - 2.35     (11.67) - (10.38)

  BHFTI BlackRock Global         2019       0.19        0.90 - 2.35         17.82 - 19.54
     Tactical Strategies         2018       1.43        0.90 - 2.35       (9.35) - (8.02)
     Sub-Account                 2017       0.67        0.90 - 2.35         10.68 - 12.30
                                 2016       1.45        0.90 - 2.35           0.63 - 3.50
                                 2015       1.55        0.90 - 2.35         (2.43) - 0.11

  BHFTI BlackRock High Yield     2019       5.84        0.90 - 2.35         12.19 - 13.82
     Sub-Account                 2018       4.89        0.90 - 2.35       (5.14) - (3.75)
                                 2017       5.44        0.90 - 2.35           5.26 - 6.80
                                 2016       6.73        0.90 - 2.35          7.19 - 12.96
                                 2015       8.07        0.90 - 2.35       (6.28) - (4.91)

  BHFTI Brighthouse Asset        2019       1.51        0.90 - 2.35         24.52 - 26.34
     Allocation 100 Sub-Account  2018       1.02        0.90 - 2.35     (12.17) - (10.88)
                                 2017       1.24        0.90 - 2.35         20.09 - 21.84
                                 2016       2.26        0.90 - 2.35           5.06 - 8.00
                                 2015       1.29        0.90 - 2.35       (4.28) - (1.06)

  BHFTI Brighthouse Balanced     2019       2.02        0.90 - 2.35         20.70 - 22.46
     Plus Sub-Account            2018       1.67        0.90 - 2.35       (9.53) - (8.20)
                                 2017       1.55        0.90 - 2.35         15.59 - 17.27
                                 2016       2.86        0.90 - 2.35           2.21 - 7.39
                                 2015       2.10        0.90 - 2.35       (6.32) - (4.95)

                                     115

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------

  BHFTI Brighthouse Small Cap     2019     6,746,819    29.25 - 39.11     223,578,730
     Value Sub-Account            2018     7,365,900    23.25 - 30.57     192,491,868
                                  2017     8,335,979    28.09 - 36.28     261,043,042
                                  2016     9,362,462    25.74 - 32.69     266,605,506
                                  2015    10,725,811    20.08 - 25.07     236,287,986

  BHFTI Brighthouse/Aberdeen      2019    31,136,134    10.68 - 13.02     371,895,857
     Emerging Markets Equity      2018    35,052,942     9.05 - 10.98     352,166,192
     Sub-Account                  2017    35,923,134    10.80 - 13.09     427,076,715
                                  2016    39,351,974     8.62 - 10.44     370,235,661
                                  2015    42,624,617      7.91 - 9.58     365,167,198

  BHFTI Brighthouse/Artisan       2019        26,483    12.19 - 12.68         331,019
     International Sub-Account    2018        30,041      9.53 - 9.85         292,278
     (Commenced 11/19/2014 and    2017        28,148    10.88 - 11.16         310,982
     began transactions in 2015)  2016        27,485      8.41 - 8.57         233,690
                                  2015        12,794      9.42 - 9.54         121,159

  BHFTI Brighthouse/Eaton         2019     7,102,972    11.35 - 13.06      87,577,609
     Vance Floating Rate          2018     6,426,630    10.86 - 12.32      74,905,336
     Sub-Account                  2017     5,324,129    11.09 - 12.39      62,558,849
                                  2016     5,632,610    10.95 - 12.06      64,827,675
                                  2015     5,985,329    10.26 - 11.01      64,028,918

  BHFTI Brighthouse/Franklin      2019    14,180,858     9.45 - 10.62     142,348,646
     Low Duration Total Return    2018    14,147,915     9.23 - 10.24     137,799,742
     Sub-Account                  2017    15,198,406     9.34 - 10.29     149,708,177
                                  2016    14,680,889     9.44 - 10.25     144,974,836
                                  2015    16,246,958     9.37 - 10.03     157,983,094

  BHFTI Brighthouse/Templeton     2019     2,605,011    11.56 - 13.00      31,904,131
     International Bond           2018     2,637,613    11.66 - 12.97      32,416,554
     Sub-Account                  2017     3,032,605    11.78 - 12.96      37,465,324
                                  2016     3,153,303    11.87 - 13.07      39,493,620
                                  2015     3,361,116    12.07 - 13.08      42,349,271

  BHFTI Brighthouse/Wellington    2019       683,658    20.66 - 27.06      16,100,585
     Large Cap Research           2018       754,715    16.04 - 20.73      13,723,171
     Sub-Account                  2017       825,196    17.51 - 22.35      16,261,679
                                  2016       931,137    14.70 - 18.51      15,301,423
                                  2015     1,013,512    13.89 - 17.26      15,616,983

  BHFTI Clarion Global Real       2019    10,381,751    18.98 - 86.54     231,318,465
     Estate Sub-Account           2018    12,065,705    15.57 - 70.00     219,199,553
                                  2017    13,335,708    17.45 - 77.36     269,483,256
                                  2016    14,214,001    16.13 - 70.52     263,186,597
                                  2015    15,477,002    16.37 - 70.58     288,549,595

  BHFTI Harris Oakmark            2019    19,379,051    24.91 - 33.47     572,263,373
     International Sub-Account    2018    21,052,149    20.42 - 27.13     506,604,107
                                  2017    20,719,834    27.40 - 36.00     665,787,548
                                  2016    23,007,569    21.43 - 27.85     576,095,441
                                  2015    25,339,005    20.23 - 25.80     595,542,818

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTI Brighthouse Small Cap     2019       0.89         0.89 - 2.35        25.79 - 27.92
     Value Sub-Account            2018      1.05          0.89 - 2.35    (17.21) - (15.73)
                                  2017      0.91          0.89 - 2.35         9.11 - 10.99
                                  2016      1.06          0.89 - 2.35        28.21 - 30.39
                                  2015      0.10          0.89 - 2.35      (7.61) - (6.05)

  BHFTI Brighthouse/Aberdeen      2019       1.66         0.90 - 2.35        17.94 - 19.67
     Emerging Markets Equity      2018      2.60          0.90 - 2.35    (16.19) - (14.95)
     Sub-Account                  2017      1.09          0.90 - 2.35        25.36 - 27.18
                                  2016      0.97          0.90 - 2.35       (0.57) - 10.50
                                  2015      1.79          0.90 - 2.35     (15.82) - (2.68)

  BHFTI Brighthouse/Artisan       2019       1.22         0.90 - 1.60        27.83 - 28.73
     International Sub-Account    2018      1.31          0.90 - 1.60    (12.33) - (11.71)
     (Commenced 11/19/2014 and    2017      1.14          0.90 - 1.60        29.26 - 30.16
     began transactions in 2015)  2016      0.99          0.90 - 1.60    (10.71) - (10.09)
                                  2015      0.60          0.90 - 1.60      (9.11) - (4.55)

  BHFTI Brighthouse/Eaton         2019       4.54         0.90 - 2.35          1.11 - 6.07
     Vance Floating Rate          2018      3.45          0.90 - 2.35      (2.03) - (0.59)
     Sub-Account                  2017      3.80          0.90 - 2.35          1.28 - 2.75
                                  2016      4.01          0.90 - 2.35          6.73 - 8.29
                                  2015      3.64          1.10 - 2.35      (3.14) - (1.92)

  BHFTI Brighthouse/Franklin      2019       3.37         0.90 - 2.25          1.06 - 3.70
     Low Duration Total Return    2018      1.79          0.90 - 2.25      (1.81) - (0.47)
     Sub-Account                  2017      1.40          0.90 - 2.35        (1.02) - 0.43
                                  2016      2.90          0.90 - 2.35          0.74 - 2.21
                                  2015      3.12          0.90 - 2.35      (2.93) - (1.51)

  BHFTI Brighthouse/Templeton     2019       8.19         0.95 - 2.05        (0.89) - 0.21
     International Bond           2018        --          0.95 - 2.05        (1.06) - 0.04
     Sub-Account                  2017        --          0.95 - 2.05      (1.89) - (0.80)
                                  2016        --          0.95 - 2.20      (1.32) - (0.08)
                                  2015      8.17          0.95 - 2.15        (6.20) - 0.75

  BHFTI Brighthouse/Wellington    2019       0.99         0.90 - 2.30        28.84 - 30.52
     Large Cap Research           2018      0.88          0.90 - 2.30      (8.44) - (7.24)
     Sub-Account                  2017      0.95          0.90 - 2.30        19.17 - 20.75
                                  2016      2.26          0.90 - 2.30          5.83 - 7.22
                                  2015      0.78          0.90 - 2.30          2.08 - 3.48

  BHFTI Clarion Global Real       2019       3.07         0.90 - 2.35        21.91 - 23.69
     Estate Sub-Account           2018      5.96          0.90 - 2.35     (10.78) - (9.47)
                                  2017      3.44          0.90 - 2.35          8.18 - 9.76
                                  2016      2.07          0.90 - 2.35      (4.89) - (0.03)
                                  2015      3.81          0.90 - 2.35        (3.69) - 3.43

  BHFTI Harris Oakmark            2019       2.21         0.90 - 2.35        21.63 - 23.40
     International Sub-Account    2018      1.71          0.90 - 2.35    (25.75) - (24.66)
                                  2017      1.62          0.90 - 2.35        27.41 - 29.26
                                  2016      2.14          0.90 - 2.35          5.67 - 7.21
                                  2015      3.01          0.95 - 2.35      (6.74) - (3.92)

                                     116

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------

  BHFTI Invesco Balanced-Risk  2019   694,292,713     1.21 - 13.50     926,602,213
     Allocation Sub-Account    2018   765,263,861     1.07 - 11.82     895,562,846
                               2017   827,358,429     1.17 - 12.75   1,045,419,886
                               2016   818,076,929     1.09 - 11.62     940,598,161
                               2015   749,414,346     1.00 - 10.52     777,069,714

  BHFTI Invesco Comstock       2019    27,023,016    19.48 - 33.08     669,146,877
     Sub-Account               2018    29,425,080    15.96 - 26.72     594,306,823
                               2017    32,917,318    18.60 - 30.71     772,000,432
                               2016    36,743,760    16.14 - 26.27     742,413,375
                               2015    39,951,458    14.08 - 22.61     699,284,637

  BHFTI Invesco Global Equity  2019     1,452,210    31.45 - 43.31      55,615,823
     Sub-Account               2018     1,691,467    24.46 - 33.22      49,942,988
                               2017     1,939,475    28.83 - 38.59      66,931,947
                               2016     2,333,207    21.57 - 28.48      59,761,246
                               2015     2,520,098    22.02 - 28.67      65,266,488

  BHFTI Invesco Small Cap      2019     8,712,881    32.88 - 44.05     328,897,224
     Growth Sub-Account        2018     9,018,510    27.06 - 35.66     277,369,783
                               2017     9,589,654    30.46 - 39.44     328,908,162
                               2016    10,669,549    24.88 - 31.68     296,393,238
                               2015    11,537,860    22.84 - 28.61     291,887,925

  BHFTI JPMorgan Core Bond     2019    28,559,915    10.49 - 12.00     333,208,483
     Sub-Account               2018    28,609,283     9.85 - 11.23     313,000,009
                               2017    30,860,383    10.01 - 11.38     342,738,205
                               2016    31,064,359     9.84 - 11.16     339,144,828
                               2015    31,401,600     9.78 - 11.06     340,682,787

  BHFTI JPMorgan Global        2019   790,613,372     1.38 - 15.38   1,190,492,743
     Active Allocation         2018   870,005,941     1.21 - 13.28   1,135,038,317
     Sub-Account               2017   828,047,798     1.33 - 14.44   1,175,046,012
                               2016   848,098,850     1.17 - 12.50   1,042,207,011
                               2015   828,919,735     1.16 - 12.26   1,000,785,200

  BHFTI JPMorgan Small Cap     2019       907,357    21.60 - 25.61      21,252,730
     Value Sub-Account         2018       940,191    18.49 - 21.68      18,754,326
                               2017     1,032,660    21.94 - 25.42      24,296,172
                               2016     1,141,302    21.67 - 24.82      26,376,632
                               2015     1,287,553    16.94 - 19.19      23,133,878

  BHFTI Loomis Sayles Global   2019     6,574,748    22.18 - 26.87     162,833,245
     Allocation Sub-Account    2018     7,006,931    17.81 - 21.27     138,105,130
                               2017     7,449,959    19.27 - 22.83     157,610,283
                               2016     8,505,955    16.04 - 18.73     148,612,417
                               2015     9,530,128    15.68 - 17.95     161,399,211

  BHFTI Loomis Sayles Growth   2019    21,093,686   15.93 - 269.23     400,838,028
     Sub-Account               2018    23,583,660   13.06 - 220.81     367,812,591
                               2017    27,853,512   14.25 - 240.67     473,171,845
                               2016    31,716,282   12.20 - 205.91     461,921,010
                               2015    35,697,833   12.04 - 203.07     513,586,109

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------

  BHFTI Invesco Balanced-Risk  2019         --        0.90 - 2.35         12.60 - 14.25
     Allocation Sub-Account    2018       1.17        0.90 - 2.35       (8.62) - (7.28)
                               2017       3.74        0.90 - 2.35           7.45 - 9.02
                               2016       0.15        0.90 - 2.35          4.88 - 10.72
                               2015       2.83        0.90 - 2.35       (6.43) - (0.67)

  BHFTI Invesco Comstock       2019       2.12        0.90 - 2.35         22.05 - 23.84
     Sub-Account               2018       0.63        0.90 - 2.35     (14.21) - (12.95)
                               2017       2.27        0.90 - 2.35         15.29 - 16.97
                               2016       2.53        0.90 - 2.35         12.17 - 16.25
                               2015       2.88        0.90 - 2.35       (8.16) - (6.81)

  BHFTI Invesco Global Equity  2019       0.80        0.90 - 2.30         28.58 - 30.39
     Sub-Account               2018       0.99        0.90 - 2.30     (15.13) - (13.93)
                               2017       0.90        0.90 - 2.30         33.64 - 35.51
                               2016       0.92        0.90 - 2.30       (2.05) - (0.67)
                               2015       0.94        0.90 - 2.30         (1.50) - 3.00

  BHFTI Invesco Small Cap      2019         --        0.89 - 2.35         21.52 - 23.53
     Growth Sub-Account        2018         --        0.89 - 2.35      (11.17) - (9.59)
                               2017         --        0.89 - 2.35         22.43 - 24.50
                               2016         --        0.89 - 2.35          8.71 - 10.73
                               2015       0.01        0.89 - 2.35       (3.99) - (2.29)

  BHFTI JPMorgan Core Bond     2019       4.46        0.90 - 2.35           5.70 - 7.25
     Sub-Account               2018       2.76        0.90 - 2.35       (2.31) - (0.88)
                               2017       2.47        0.90 - 2.20           1.07 - 2.39
                               2016       2.78        0.90 - 2.20           0.01 - 1.31
                               2015       2.33        0.90 - 2.20       (1.70) - (0.01)

  BHFTI JPMorgan Global        2019       2.74        0.90 - 2.35         14.20 - 15.87
     Active Allocation         2018       1.63        0.90 - 2.35       (9.36) - (8.02)
     Sub-Account               2017       2.52        0.90 - 2.35         13.96 - 15.61
                               2016       2.12        0.90 - 2.35           0.12 - 1.98
                               2015       2.71        0.90 - 2.35         (1.45) - 0.82

  BHFTI JPMorgan Small Cap     2019       1.33        0.90 - 2.30         16.81 - 18.08
     Value Sub-Account         2018       1.31        0.90 - 2.30     (15.73) - (14.68)
                               2017       1.32        0.90 - 2.30           1.27 - 2.39
                               2016       1.84        0.90 - 2.30         27.88 - 29.34
                               2015       1.35        0.90 - 2.30       (9.36) - (1.13)

  BHFTI Loomis Sayles Global   2019       1.49        0.95 - 2.35         24.56 - 26.32
     Allocation Sub-Account    2018       1.84        0.95 - 2.35       (7.60) - (6.29)
                               2017       1.39        0.90 - 2.35         20.12 - 21.87
                               2016       1.67        0.90 - 2.35           1.78 - 3.84
                               2015       1.59        0.95 - 2.35         (1.12) - 0.27

  BHFTI Loomis Sayles Growth   2019       0.81        0.90 - 2.35         20.70 - 22.46
     Sub-Account               2018       0.58        0.90 - 2.35       (9.23) - (7.90)
                               2017       0.72        0.90 - 2.35         15.67 - 17.35
                               2016       0.40        0.90 - 2.35           0.30 - 1.76
                               2015       0.23        0.90 - 2.35       (6.27) - (4.69)

                                     117

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------

  BHFTI MetLife Multi-Index          2019   558,551,821     1.46 - 15.59     994,447,972
     Targeted Risk Sub-Account       2018   594,369,348     1.22 - 12.95     878,288,064
                                     2017   602,325,151     1.33 - 14.11     977,135,322
                                     2016   583,908,748     1.18 - 12.35     847,575,021
                                     2015   435,062,012     1.15 - 11.96     633,831,341

  BHFTI MFS(R) Research              2019    12,563,346    17.18 - 24.33     247,942,953
     International Sub-Account       2018    13,932,370    13.70 - 19.07     217,709,174
                                     2017    14,986,140    16.30 - 22.33     276,582,465
                                     2016    16,956,442    13.02 - 17.53     247,879,900
                                     2015    18,156,340    13.44 - 17.81     271,985,758

  BHFTI Morgan Stanley               2019     7,926,586     4.94 - 45.52     257,885,194
     Discovery Sub-Account           2018     9,448,933     3.57 - 32.70     222,695,855
                                     2017    11,326,489     3.28 - 29.88     246,048,488
                                     2016    12,770,536     2.37 - 21.48     201,153,118
                                     2015    12,648,258     2.62 - 23.62     220,460,412

  BHFTI PanAgora Global              2019   107,444,025     1.23 - 13.20     141,728,174
     Diversified Risk Sub-Account    2018   106,655,491     1.03 - 10.94     117,135,727
                                     2017   128,771,774     1.14 - 11.97     154,256,858
                                     2016    95,787,147     1.04 - 10.75     102,757,891
                                     2015    21,772,279      0.95 - 9.78      21,123,770

  BHFTI PIMCO Inflation              2019    37,065,872    13.05 - 16.62     550,130,631
     Protected Bond Sub-Account      2018    40,080,372    12.34 - 15.49     557,952,618
                                     2017    43,727,125    12.95 - 16.02     633,944,947
                                     2016    43,749,123    12.81 - 15.62     622,764,700
                                     2015    46,098,333    12.49 - 15.01     634,902,757

  BHFTI PIMCO Total Return           2019    71,240,472    13.58 - 22.29   1,325,242,938
     Sub-Account                     2018    76,540,109    12.67 - 20.69   1,331,823,874
                                     2017    83,642,926    12.85 - 20.87   1,482,270,883
                                     2016    84,045,933    12.44 - 20.10   1,446,213,216
                                     2015    91,772,688    12.26 - 19.72   1,561,823,561

  BHFTI Schroders Global             2019   601,907,932     1.41 - 15.69     921,743,626
     Multi-Asset Sub-Account         2018   679,440,347     1.19 - 13.04     867,708,307
                                     2017   442,077,911     1.34 - 14.41     628,730,158
                                     2016   459,001,172     1.20 - 12.75     577,424,821
                                     2015   467,251,015     1.16 - 12.20     562,872,602

  BHFTI SSGA Emerging                2019        84,800    10.25 - 10.28         871,325
     Markets Enhanced Index
     Sub-Account
     (Commenced 4/29/2019)

  BHFTI SSGA Growth and              2019    64,832,638    16.47 - 20.25   1,205,892,186
     Income ETF Sub-Account          2018    70,665,371    14.09 - 17.08   1,115,176,743
                                     2017    78,213,763    15.44 - 18.44   1,340,474,908
                                     2016    85,949,744    13.64 - 16.06   1,290,390,224
                                     2015    93,774,991    13.20 - 15.32   1,349,807,450

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------

  BHFTI MetLife Multi-Index          2019       2.14        0.90 - 2.20         19.06 - 20.62
     Targeted Risk Sub-Account       2018       1.75        0.90 - 2.20       (9.22) - (8.02)
                                     2017       1.46        0.90 - 2.25         12.98 - 14.51
                                     2016       1.29        0.90 - 2.25           0.17 - 3.43
                                     2015       1.20        0.90 - 2.25       (3.41) - (2.10)

  BHFTI MFS(R) Research              2019       1.35        0.89 - 2.35         25.33 - 27.55
     International Sub-Account       2018       1.98        0.89 - 2.35     (16.01) - (14.57)
                                     2017       1.74        0.89 - 2.35         25.19 - 27.37
                                     2016       2.00        0.89 - 2.35       (3.18) - (1.55)
                                     2015       2.71        0.89 - 2.35       (4.06) - (2.37)

  BHFTI Morgan Stanley               2019         --        0.89 - 2.30         36.94 - 39.23
     Discovery Sub-Account           2018         --        0.89 - 2.30           7.63 - 9.43
                                     2017       0.15        0.89 - 2.30         36.74 - 39.12
                                     2016         --        0.89 - 2.30      (10.54) - (2.08)
                                     2015         --        0.89 - 2.30       (7.18) - (5.63)

  BHFTI PanAgora Global              2019       3.24        0.90 - 2.20         19.34 - 20.90
     Diversified Risk Sub-Account    2018         --        0.90 - 2.20       (9.61) - (8.42)
                                     2017         --        0.90 - 2.20         10.15 - 11.59
                                     2016       3.34        0.90 - 2.20          2.13 - 10.13
                                     2015       0.55        1.10 - 2.20       (7.53) - (6.51)

  BHFTI PIMCO Inflation              2019       3.39        0.90 - 2.35           3.20 - 7.30
     Protected Bond Sub-Account      2018       1.59        0.90 - 2.35       (4.69) - (3.29)
                                     2017       1.56        0.90 - 2.35           1.07 - 2.54
                                     2016         --        0.90 - 2.35           2.55 - 4.04
                                     2015       4.95        0.90 - 2.35       (5.36) - (3.98)

  BHFTI PIMCO Total Return           2019       2.89        0.89 - 2.35           5.94 - 7.72
     Sub-Account                     2018       1.36        0.89 - 2.35       (2.56) - (0.86)
                                     2017       1.75        0.89 - 2.35           2.08 - 3.85
                                     2016       2.59        0.89 - 2.35           0.23 - 1.94
                                     2015       5.26        0.89 - 2.35       (2.32) - (0.45)

  BHFTI Schroders Global             2019       1.47        0.90 - 2.35         18.67 - 20.40
     Multi-Asset Sub-Account         2018       1.69        0.90 - 2.35     (11.54) - (10.24)
                                     2017       0.79        0.90 - 2.35         11.65 - 13.27
                                     2016       1.40        0.90 - 2.35           0.71 - 4.71
                                     2015       1.00        0.90 - 2.35       (3.18) - (1.77)

  BHFTI SSGA Emerging                2019         --        1.30 - 1.65           2.53 - 2.78
     Markets Enhanced Index
     Sub-Account
     (Commenced 4/29/2019)

  BHFTI SSGA Growth and              2019       2.32        0.90 - 2.35         16.83 - 18.54
     Income ETF Sub-Account          2018       2.32        0.90 - 2.35       (8.70) - (7.36)
                                     2017       2.43        0.90 - 2.35         13.18 - 14.82
                                     2016       2.37        0.90 - 2.35           1.90 - 4.84
                                     2015       2.30        0.90 - 2.35       (4.24) - (2.84)

                                     118

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ----------------  -------------

  BHFTI SSGA Growth ETF        2019    22,661,159     16.95 - 20.84    431,106,427
     Sub-Account               2018    24,904,386     14.17 - 17.18    392,931,024
                               2017    28,040,270     15.90 - 18.99    492,240,056
                               2016    30,512,706     13.61 - 16.02    454,752,008
                               2015    32,991,663     13.03 - 15.12    467,274,058

  BHFTI T. Rowe Price Large    2019     8,304,152    54.61 - 210.76    730,034,657
     Cap Value Sub-Account     2018     9,073,593    44.13 - 167.68    635,360,934
                               2017    10,083,649    49.66 - 185.82    785,052,972
                               2016    11,082,070    43.41 - 159.87    747,778,790
                               2015    12,150,155    38.27 - 138.81    715,850,738

  BHFTI T. Rowe Price Mid Cap  2019    17,948,180     24.32 - 30.23    502,499,480
     Growth Sub-Account        2018    19,662,128     18.99 - 23.33    425,595,931
                               2017    22,282,585     19.87 - 23.52    500,453,764
                               2016    25,320,043     16.30 - 19.10    462,783,968
                               2015    27,786,712     15.70 - 18.22    485,654,167

  BHFTI TCW Core Fixed Income  2019        26,085     10.52 - 10.87        278,387
     Sub-Account               2018        30,719      9.86 - 10.12        305,946
     (Commenced 5/1/2015)      2017        34,566     10.02 - 10.21        348,809
                               2016        29,430      9.90 - 10.02        292,738
                               2015         7,421       9.84 - 9.87         73,169

  BHFTI Victory Sycamore Mid   2019     4,898,181      2.27 - 53.19    226,484,316
     Cap Value Sub-Account     2018     5,527,899      1.78 - 41.61    201,225,901
                               2017     6,509,324      2.00 - 46.73    267,404,967
                               2016     7,068,224      1.84 - 43.07    268,931,465
                               2015     7,308,379      1.61 - 37.62    244,281,850

  BHFTI Wells Capital          2019     4,369,039     26.25 - 32.95    129,231,837
     Management Mid Cap Value  2018     5,031,010     19.83 - 24.53    111,542,477
     Sub-Account               2017     5,092,444     23.42 - 28.55    132,288,989
                               2016     5,715,456     21.64 - 26.00    136,116,482
                               2015     6,513,771     19.57 - 23.18    139,196,313

  BHFTI Western Asset          2019    44,155,510     10.52 - 11.93    505,216,508
     Management Government     2018    47,610,656     10.02 - 11.20    513,955,358
     Income Sub-Account        2017    52,602,412     10.26 - 11.31    576,103,640
                               2016    59,975,014     10.24 - 11.12    648,755,946
                               2015    60,149,269     10.35 - 11.07    651,039,693

  BHFTII Baillie Gifford       2019    16,290,773      6.19 - 21.01    223,852,473
     International Stock       2018    18,628,820      4.72 - 16.05    196,377,713
     Sub-Account               2017    19,385,638      5.77 - 19.59    250,476,859
                               2016    22,804,816      4.33 - 14.68    221,819,744
                               2015    24,846,295      4.17 - 14.13    233,411,516

  BHFTII BlackRock Bond        2019     1,471,276     49.00 - 86.39     94,609,213
     Income Sub-Account        2018     1,262,721     45.72 - 79.37     74,443,334
                               2017     1,210,717     47.04 - 80.37     72,493,090
                               2016     1,269,349     46.30 - 77.89     74,475,330
                               2015     1,196,294     46.01 - 76.20     69,045,344

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------

  BHFTI SSGA Growth ETF        2019       1.95        0.90 - 2.35          6.77 - 21.35
     Sub-Account               2018       2.03        0.90 - 2.35      (10.88) - (9.57)
                               2017       2.10        0.90 - 2.35         16.87 - 18.57
                               2016       2.14        0.90 - 2.35           4.40 - 5.92
                               2015       2.00        0.90 - 2.35       (4.58) - (3.19)

  BHFTI T. Rowe Price Large    2019       2.13        0.89 - 2.35         23.58 - 25.69
     Cap Value Sub-Account     2018       1.84        0.89 - 2.35      (11.28) - (9.76)
                               2017       2.07        0.89 - 2.35         14.24 - 16.23
                               2016       2.83        0.89 - 2.35          8.67 - 15.17
                               2015       1.58        0.89 - 2.35         (5.83) - 3.48

  BHFTI T. Rowe Price Mid Cap  2019       0.03        1.15 - 2.35         28.02 - 29.57
     Growth Sub-Account        2018         --        1.15 - 2.35       (4.48) - (1.94)
                               2017         --        1.30 - 2.35         21.85 - 23.14
                               2016         --        1.30 - 2.35           3.75 - 4.84
                               2015         --        1.30 - 2.35           4.20 - 5.30

  BHFTI TCW Core Fixed Income  2019       3.40        0.90 - 1.60           6.67 - 7.42
     Sub-Account               2018       2.30        0.90 - 1.60       (1.53) - (0.83)
     (Commenced 5/1/2015)      2017       1.56        0.90 - 1.60           1.19 - 1.90
                               2016       0.71        0.90 - 1.60           0.59 - 1.29
                               2015         --        1.10 - 1.60       (1.56) - (0.10)

  BHFTI Victory Sycamore Mid   2019       1.08        0.90 - 2.35         25.99 - 27.83
     Cap Value Sub-Account     2018       0.57        0.90 - 2.35     (12.25) - (10.96)
                               2017       0.91        0.90 - 2.35           6.94 - 8.50
                               2016       0.63        0.90 - 2.35          9.67 - 14.47
                               2015       0.45        0.90 - 2.35      (11.10) - (6.76)

  BHFTI Wells Capital          2019       0.66        0.90 - 2.35         32.38 - 34.32
     Management Mid Cap Value  2018       0.94        0.90 - 2.35     (15.32) - (14.07)
     Sub-Account               2017       1.06        0.90 - 2.35           8.22 - 9.80
                               2016       0.83        0.90 - 2.35         10.55 - 12.17
                               2015       0.64        0.90 - 2.35      (11.23) - (4.37)

  BHFTI Western Asset          2019       2.76        0.90 - 2.35           5.00 - 6.53
     Management Government     2018       2.79        0.90 - 2.35       (2.40) - (0.97)
     Income Sub-Account        2017       2.18        0.90 - 2.35           0.22 - 1.68
                               2016       2.11        0.90 - 2.35         (2.68) - 0.41
                               2015       2.27        0.90 - 2.35       (1.90) - (0.47)

  BHFTII Baillie Gifford       2019       1.08        1.10 - 2.25         10.25 - 30.98
     International Stock       2018       0.92        1.10 - 2.25     (19.05) - (18.10)
     Sub-Account               2017       1.00        1.10 - 2.25         31.90 - 33.42
                               2016       1.38        1.10 - 2.25           2.71 - 3.91
                               2015       1.43        1.10 - 2.25       (4.35) - (0.24)

  BHFTII BlackRock Bond        2019       3.53        0.89 - 2.30           7.17 - 8.85
     Income Sub-Account        2018       3.17        0.89 - 2.30         (2.79) - 0.93
                               2017       2.97        0.89 - 2.30           1.59 - 3.18
                               2016       2.96        0.89 - 2.30         (1.22) - 2.21
                               2015       3.55        0.89 - 2.30       (1.84) - (0.30)

                                     119

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        -----------  ----------------  --------------

  BHFTII BlackRock Capital        2019   28,653,659      1.24 - 97.26      52,690,823
     Appreciation Sub-Account     2018   12,135,301      0.95 - 73.87      26,500,659
                                  2017      510,906     22.58 - 72.77      16,273,783
                                  2016      584,767     17.21 - 54.82      14,098,982
                                  2015      579,182     17.56 - 55.26      14,301,142

  BHFTII BlackRock                2019   27,409,436      2.29 - 25.55     281,759,907
     Ultra-Short Term Bond        2018   28,914,668      2.28 - 25.31     290,964,126
     Sub-Account                  2017   28,762,874      2.27 - 25.15     293,895,134
                                  2016   33,915,071      2.28 - 25.22     343,711,226
                                  2015   39,040,662      2.31 - 25.42     398,590,779

  BHFTII Brighthouse Asset        2019    8,213,048     14.01 - 17.34     129,092,090
     Allocation 20 Sub-Account    2018    7,342,533     13.11 - 15.66     104,881,125
                                  2017    6,959,208     13.76 - 16.22     103,669,768
                                  2016    7,192,154     13.15 - 15.31     101,585,600
                                  2015    4,782,874     12.86 - 14.78      65,568,612

  BHFTII Brighthouse Asset        2019  180,564,815     15.32 - 19.09   3,134,940,152
     Allocation 40 Sub-Account    2018  202,906,702     13.57 - 16.83   3,095,758,853
                                  2017  233,277,672     14.53 - 17.77   3,782,892,946
                                  2016  266,351,270     13.44 - 16.21   3,966,089,283
                                  2015  297,958,878     12.97 - 15.25   4,248,132,666

  BHFTII Brighthouse Asset        2019  296,937,812     17.35 - 25.27   5,744,541,741
     Allocation 60 Sub-Account    2018  329,067,375     14.86 - 21.42   5,413,952,175
                                  2017  369,390,513     16.19 - 23.09   6,576,710,655
                                  2016  407,551,536     14.43 - 20.37   6,424,608,702
                                  2015  446,107,386     13.78 - 19.25   6,667,289,010

  BHFTII Brighthouse Asset        2019  260,378,401     18.44 - 27.86   5,359,706,005
     Allocation 80 Sub-Account    2018  289,237,581     15.24 - 22.79   4,888,889,937
                                  2017  320,858,282     16.97 - 25.11   5,997,031,325
                                  2016  353,810,551     14.56 - 21.32   5,638,281,052
                                  2015  388,323,652     13.77 - 19.96   5,814,030,390

  BHFTII Brighthouse/Artisan      2019    6,386,727     22.94 - 71.75     172,066,907
     Mid Cap Value Sub-Account    2018    6,972,807     19.02 - 58.50     154,625,972
                                  2017    7,979,852     22.49 - 68.00     207,336,567
                                  2016    9,275,939     20.44 - 60.81     217,144,062
                                  2015   10,052,598     17.04 - 49.89     194,979,851

  BHFTII                          2019    2,634,686     23.06 - 26.96      65,932,849
     Brighthouse/Dimensional      2018    2,801,946     19.18 - 22.11      57,864,977
     International Small Company  2017    2,741,436     24.71 - 28.09      72,337,511
     Sub-Account                  2016    2,814,983     19.38 - 21.73      57,869,934
                                  2015    3,198,853     18.74 - 20.72      63,108,799

  BHFTII Brighthouse/Wellington   2019   19,143,595     26.20 - 94.36     769,677,407
     Core Equity Opportunities    2018   22,089,432      6.76 - 72.71     689,411,811
     Sub-Account                  2017   26,398,229      6.84 - 73.43     831,306,119
                                  2016   29,665,645      5.82 - 62.22     787,903,717
                                  2015   26,356,637     17.28 - 58.48     527,700,755

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII BlackRock Capital        2019       0.09        0.89 - 2.30         29.83 - 31.67
     Appreciation Sub-Account     2018       0.09        0.89 - 2.30         (4.75) - 1.51
                                  2017       0.09        0.89 - 2.30         30.89 - 32.75
                                  2016         --        0.89 - 2.30       (2.19) - (0.80)
                                  2015         --        0.89 - 2.30           0.83 - 5.34

  BHFTII BlackRock                2019       1.52        0.90 - 2.35         (0.49) - 1.02
     Ultra-Short Term Bond        2018       0.76        0.90 - 2.35         (0.82) - 0.70
     Sub-Account                  2017       0.09        0.90 - 2.35       (1.70) - (0.21)
                                  2016         --        0.90 - 2.35       (2.21) - (0.75)
                                  2015         --        0.90 - 2.35       (2.32) - (0.27)

  BHFTII Brighthouse Asset        2019       2.10        0.90 - 2.35          9.14 - 10.74
     Allocation 20 Sub-Account    2018       2.15        0.90 - 2.20       (4.74) - (3.49)
                                  2017       2.00        0.90 - 2.20           4.61 - 5.98
                                  2016       3.21        0.90 - 2.20           0.66 - 3.59
                                  2015       1.92        0.90 - 2.20       (2.75) - (0.55)

  BHFTII Brighthouse Asset        2019       2.17        0.90 - 2.35         12.91 - 14.56
     Allocation 40 Sub-Account    2018       1.99        0.90 - 2.35       (6.63) - (5.26)
                                  2017       1.97        0.90 - 2.35           8.08 - 9.65
                                  2016       3.55        0.90 - 2.35           1.95 - 5.14
                                  2015       0.28        0.90 - 2.35       (3.37) - (0.68)

  BHFTII Brighthouse Asset        2019       1.94        0.90 - 2.35         16.65 - 18.35
     Allocation 60 Sub-Account    2018       1.64        0.90 - 2.35       (8.32) - (6.97)
                                  2017       1.72        0.90 - 2.35         12.07 - 13.71
                                  2016       3.15        0.90 - 2.35           3.07 - 6.15
                                  2015       0.54        0.90 - 2.35       (3.56) - (0.67)

  BHFTII Brighthouse Asset        2019       1.75        0.90 - 2.35         20.85 - 22.62
     Allocation 80 Sub-Account    2018       1.31        0.90 - 2.35      (10.26) - (8.94)
                                  2017       1.54        0.90 - 2.35         16.40 - 18.10
                                  2016       2.95        0.90 - 2.35           4.56 - 7.17
                                  2015       0.33        0.90 - 2.35       (3.98) - (0.84)

  BHFTII Brighthouse/Artisan      2019       0.53        0.89 - 2.35         20.57 - 22.65
     Mid Cap Value Sub-Account    2018       0.39        0.89 - 2.35     (15.44) - (11.05)
                                  2017       0.51        0.89 - 2.35          9.93 - 11.82
                                  2016       0.88        0.89 - 2.35         19.80 - 21.88
                                  2015       0.94        0.89 - 2.35     (11.76) - (10.24)

  BHFTII                          2019       1.03        0.90 - 2.30          7.88 - 21.93
     Brighthouse/Dimensional      2018       2.51        0.90 - 2.30     (22.38) - (21.28)
     International Small Company  2017       1.97        0.90 - 2.30         27.49 - 29.28
     Sub-Account                  2016       1.92        0.90 - 2.30           3.42 - 4.88
                                  2015       1.67        0.90 - 2.30           0.83 - 4.81

  BHFTII Brighthouse/Wellington   2019       1.52        0.89 - 2.35         27.73 - 29.78
     Core Equity Opportunities    2018       1.67        0.89 - 2.35         (2.58) - 2.35
     Sub-Account                  2017       1.46        0.89 - 2.35         16.17 - 18.02
                                  2016       1.71        0.89 - 2.35           0.63 - 6.39
                                  2015       1.65        0.89 - 2.35         (0.11) - 4.18

                                     120

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------

  BHFTII Frontier Mid Cap         2019     2,377,524   26.50 - 113.55      71,039,365
     Growth Sub-Account           2018     2,592,967    20.42 - 86.47      59,173,615
                                  2017     2,948,860    22.22 - 25.66      72,637,850
                                  2016     3,317,626    18.21 - 20.80      66,475,159
                                  2015     3,809,398    17.73 - 20.04      73,654,799

  BHFTII Jennison Growth          2019    15,069,529     8.00 - 40.97     536,292,750
     Sub-Account                  2018    16,632,803     6.11 - 31.20     453,769,065
                                  2017    18,321,429     6.17 - 31.45     507,080,287
                                  2016    21,756,762     4.56 - 23.16     447,002,555
                                  2015    23,988,437     4.61 - 23.40     501,066,353

  BHFTII Loomis Sayles Small      2019       189,127    62.31 - 84.80      13,626,406
     Cap Core Sub-Account         2018       208,357    50.91 - 68.47      12,183,847
                                  2017       215,634    58.74 - 78.05      14,483,333
                                  2016       241,747    52.28 - 68.64      14,400,635
                                  2015       250,951    44.97 - 58.33      12,750,644

  BHFTII Loomis Sayles Small      2019         8,434    27.34 - 30.58         239,196
     Cap Growth Sub-Account       2018        12,889    21.94 - 24.39         299,873
                                  2017        14,487    22.21 - 24.55         344,057
                                  2016        15,428    17.80 - 19.55         292,623
                                  2015        18,203    17.03 - 18.60         328,707

  BHFTII MetLife Aggregate        2019    19,628,737     1.93 - 21.00     312,536,476
     Bond Index Sub-Account       2018    20,516,851     1.80 - 19.50     294,247,365
                                  2017    21,705,738     1.82 - 19.71     313,384,800
                                  2016    21,606,441     1.79 - 19.26     308,498,975
                                  2015    18,032,558     1.77 - 18.98     245,107,645

  BHFTII MetLife Mid Cap          2019     4,540,665     4.07 - 44.58     162,973,154
     Stock Index Sub-Account      2018     4,807,176     3.28 - 35.71     136,815,747
                                  2017     5,121,934     3.74 - 40.63     166,303,833
                                  2016     5,338,539     3.27 - 35.35     151,623,612
                                  2015     5,111,469     2.75 - 29.62     121,483,288

  BHFTII MetLife MSCI EAFE(R)     2019     7,920,621     1.84 - 20.38     119,450,654
     Index Sub-Account            2018     8,638,406     1.53 - 16.86     104,406,755
                                  2017     8,636,458     1.80 - 19.76     122,285,606
                                  2016     9,185,190     1.46 - 15.96     104,406,669
                                  2015     8,770,551     1.46 - 15.89      99,902,951

  BHFTII MetLife Russell 2000(R)  2019     4,658,624     3.97 - 44.45     162,234,535
     Index Sub-Account            2018     4,827,070     3.20 - 35.70     134,269,548
                                  2017     4,832,284     3.64 - 40.46     152,382,147
                                  2016     5,131,926     3.22 - 35.60     143,701,523
                                  2015     5,516,806     2.69 - 29.61     129,529,499

  BHFTII MetLife Stock Index      2019    19,891,745   11.35 - 128.00     676,951,950
     Sub-Account                  2018    21,350,722     8.76 - 98.47     561,844,816
                                  2017    22,657,750    9.30 - 104.14     639,076,662
                                  2016    25,218,819     7.75 - 86.45     594,986,915
                                  2015    25,649,785     7.03 - 78.11     553,515,934

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII Frontier Mid Cap         2019         --        1.15 - 2.35         29.75 - 31.32
     Growth Sub-Account           2018         --        1.15 - 2.35       (8.10) - (3.60)
                                  2017         --        1.30 - 2.35         22.04 - 23.33
                                  2016         --        1.30 - 2.35           2.72 - 3.80
                                  2015         --        1.30 - 2.35           0.22 - 1.28

  BHFTII Jennison Growth          2019       0.21        0.90 - 2.35         29.42 - 31.31
     Sub-Account                  2018       0.12        0.90 - 2.35       (2.22) - (0.79)
                                  2017       0.09        0.90 - 2.35         33.82 - 35.76
                                  2016       0.03        0.90 - 2.35       (2.45) - (0.98)
                                  2015       0.02        0.90 - 2.35           3.00 - 9.55

  BHFTII Loomis Sayles Small      2019         --        1.10 - 2.30         22.38 - 23.86
     Cap Core Sub-Account         2018         --        1.10 - 2.30     (13.33) - (12.27)
                                  2017       0.06        1.10 - 2.30         12.35 - 13.70
                                  2016       0.07        1.10 - 2.30         16.27 - 17.67
                                  2015         --        1.10 - 2.30       (3.98) - (2.67)

  BHFTII Loomis Sayles Small      2019         --        0.90 - 1.50         24.63 - 25.38
     Cap Growth Sub-Account       2018         --        0.90 - 1.50       (1.22) - (0.62)
                                  2017         --        0.90 - 1.50         24.80 - 25.55
                                  2016         --        0.90 - 1.50           4.47 - 5.10
                                  2015         --        0.90 - 1.50         (0.08) - 0.52

  BHFTII MetLife Aggregate        2019       2.94        0.89 - 2.35           5.83 - 7.67
     Bond Index Sub-Account       2018       2.82        0.89 - 2.25       (2.72) - (1.06)
                                  2017       2.68        0.89 - 2.25           0.65 - 2.35
                                  2016       2.73        0.89 - 2.35         (2.09) - 1.44
                                  2015       2.67        0.89 - 2.35       (2.38) - (0.46)

  BHFTII MetLife Mid Cap          2019       1.17        0.89 - 2.35         22.62 - 24.83
     Stock Index Sub-Account      2018       1.05        0.89 - 2.35     (13.63) - (11.95)
                                  2017       1.21        0.89 - 2.35         12.93 - 14.92
                                  2016       1.06        0.89 - 2.35         17.29 - 19.37
                                  2015       0.97        0.89 - 2.35       (7.24) - (2.52)

  BHFTII MetLife MSCI EAFE(R)     2019       2.49        0.89 - 2.25         18.87 - 20.85
     Index Sub-Account            2018       2.81        0.89 - 2.25     (16.05) - (14.68)
                                  2017       2.51        0.89 - 2.25         21.78 - 23.80
                                  2016       2.41        0.89 - 2.25         (1.28) - 0.44
                                  2015       3.14        0.89 - 2.25       (9.98) - (1.36)

  BHFTII MetLife Russell 2000(R)  2019       0.94        0.89 - 2.35         22.29 - 24.51
     Index Sub-Account            2018       0.88        0.89 - 2.35     (13.28) - (11.76)
                                  2017       1.01        0.89 - 2.35         11.65 - 13.66
                                  2016       1.07        0.89 - 2.35         18.12 - 20.21
                                  2015       1.00        0.89 - 2.35       (9.86) - (3.68)

  BHFTII MetLife Stock Index      2019       1.97        0.89 - 2.90         27.29 - 29.99
     Sub-Account                  2018       1.62        0.89 - 2.90       (7.43) - (2.52)
                                  2017       1.60        0.89 - 2.90         17.95 - 20.47
                                  2016       1.84        0.89 - 2.90          8.35 - 10.68
                                  2015       1.57        0.89 - 2.90         (3.80) - 2.90

                                     121

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------

  BHFTII MFS(R) Total Return     2019       481,703   60.25 - 101.99      37,334,056
     Sub-Account                 2018       547,628    51.32 - 85.49      35,831,790
                                 2017       607,860    55.73 - 91.35      42,885,568
                                 2016       645,393    50.82 - 81.96      41,309,025
                                 2015       710,775    47.72 - 75.73      42,319,194

  BHFTII MFS(R) Value            2019     8,738,762    18.13 - 38.93     295,741,854
     Sub-Account                 2018     9,345,345    14.28 - 30.25     247,115,760
                                 2017    10,064,425    16.28 - 34.01     301,209,781
                                 2016    11,015,597    14.16 - 29.18     284,625,248
                                 2015    10,866,190    12.69 - 25.81     249,890,569

  BHFTII Neuberger Berman        2019     4,057,757    26.64 - 43.90     130,962,055
     Genesis Sub-Account         2018     4,313,161    21.08 - 34.16     109,306,453
                                 2017     4,920,073    23.20 - 36.94     136,037,963
                                 2016     5,470,799    20.57 - 32.20     133,113,538
                                 2015     6,339,117    17.77 - 27.37     131,949,869

  BHFTII T. Rowe Price Large     2019    17,675,457   14.64 - 102.68     348,694,167
     Cap Growth Sub-Account      2018    16,833,803    11.33 - 79.82     259,939,693
                                 2017    16,507,642    11.60 - 81.98     261,127,419
                                 2016    17,003,069     8.79 - 62.34     203,478,587
                                 2015    19,853,858     8.76 - 62.33     233,448,817

  BHFTII T. Rowe Price Small     2019       292,768    42.20 - 63.57      14,900,772
     Cap Growth Sub-Account      2018       312,692    32.46 - 48.17      12,116,876
                                 2017       336,378    35.58 - 52.00      14,148,515
                                 2016       373,919    29.67 - 42.70      12,987,892
                                 2015       373,434    27.19 - 38.55      11,814,560

  BHFTII VanEck Global           2019     7,390,509     8.99 - 10.11      71,212,820
     Natural Resources           2018     6,884,892      8.17 - 9.10      59,956,248
     Sub-Account                 2017     7,083,667    11.74 - 12.93      88,061,334
                                 2016     6,924,892    12.08 - 13.17      88,041,249
                                 2015     8,336,502      8.59 - 9.26      74,871,874

  BHFTII Western Asset           2019    26,453,474     3.95 - 42.60     958,728,263
     Management Strategic Bond   2018    29,089,667    24.90 - 37.54     937,917,920
     Opportunities Sub-Account   2017    31,331,458    26.57 - 39.37   1,066,892,358
                                 2016    32,852,094    25.20 - 36.70   1,050,068,498
                                 2015         6,545    27.92 - 31.04         195,310

  BHFTII Western Asset           2019    12,288,527    14.59 - 21.02     225,818,066
     Management U.S. Government  2018    12,864,119    14.12 - 20.05     226,871,420
     Sub-Account                 2017    13,730,177    14.36 - 20.09     244,111,008
                                 2016    14,126,610    14.46 - 19.94     250,345,183
                                 2015    15,069,560    14.65 - 19.92     268,298,667

  BlackRock Global Allocation    2019       636,532    22.54 - 26.48      15,778,245
     V.I. Sub-Account            2018       327,579    19.51 - 22.69       6,984,006
                                 2017       128,262    22.44 - 24.78       2,999,343
                                 2016       123,935    20.06 - 21.99       2,582,039
                                 2015        77,369    19.63 - 21.37       1,566,871

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  BHFTII MFS(R) Total Return     2019       2.21        0.89 - 2.30         17.40 - 19.30
     Sub-Account                 2018       2.15        0.89 - 2.30       (7.92) - (6.41)
                                 2017       2.39        0.89 - 2.30          9.68 - 11.45
                                 2016       2.77        0.89 - 2.30           6.50 - 8.23
                                 2015       2.49        0.89 - 2.30       (2.62) - (1.04)

  BHFTII MFS(R) Value            2019       1.74        0.89 - 2.35         26.83 - 28.98
     Sub-Account                 2018       1.31        0.89 - 2.35     (12.34) - (10.85)
                                 2017       1.88        0.89 - 2.35         14.86 - 16.96
                                 2016       2.08        0.89 - 2.35         11.45 - 13.38
                                 2015       2.49        0.89 - 2.35         (2.68) - 2.26

  BHFTII Neuberger Berman        2019       0.02        0.89 - 2.35         26.40 - 28.53
     Genesis Sub-Account         2018       0.12        0.89 - 2.35       (9.16) - (7.54)
                                 2017       0.20        0.89 - 2.35         12.81 - 14.73
                                 2016       0.23        0.89 - 2.35         15.64 - 17.63
                                 2015       0.18        0.89 - 2.35       (1.95) - (0.31)

  BHFTII T. Rowe Price Large     2019       0.19        0.89 - 2.35         27.56 - 29.83
     Cap Growth Sub-Account      2018       0.21        0.89 - 2.35       (3.46) - (1.82)
                                 2017       0.09        0.89 - 2.35         30.39 - 32.68
                                 2016         --        0.89 - 2.35         (0.83) - 0.86
                                 2015         --        0.89 - 2.35         (3.16) - 9.80

  BHFTII T. Rowe Price Small     2019       0.02        0.89 - 2.15         30.01 - 31.98
     Cap Growth Sub-Account      2018       0.05        0.89 - 2.15       (8.78) - (7.38)
                                 2017       0.17        0.89 - 2.15         19.94 - 21.80
                                 2016       0.15        0.89 - 2.15          9.11 - 10.75
                                 2015       0.08        0.89 - 2.15         (8.44) - 1.80

  BHFTII VanEck Global           2019       0.35        1.10 - 2.15          9.96 - 11.12
     Natural Resources           2018         --        1.10 - 2.15     (30.38) - (29.64)
     Sub-Account                 2017         --        1.10 - 2.15       (2.85) - (1.82)
                                 2016       0.59        1.10 - 2.15         40.68 - 42.17
                                 2015       0.21        1.10 - 2.15     (34.19) - (33.49)

  BHFTII Western Asset           2019       4.82        0.89 - 2.35         11.58 - 13.47
     Management Strategic Bond   2018       5.30        0.89 - 2.35       (6.27) - (4.65)
     Opportunities Sub-Account   2017       3.85        0.89 - 2.35           5.43 - 7.27
                                 2016       2.28        0.89 - 2.35           3.36 - 7.33
                                 2015       3.26        1.10 - 1.60       (3.56) - (2.23)

  BHFTII Western Asset           2019       2.52        0.90 - 2.35           3.32 - 4.83
     Management U.S. Government  2018       2.06        0.90 - 2.35       (1.65) - (0.21)
     Sub-Account                 2017       2.43        0.90 - 2.35         (0.68) - 0.77
                                 2016       2.39        0.90 - 2.35         (1.94) - 0.12
                                 2015       2.04        0.90 - 2.35       (2.02) - (0.40)

  BlackRock Global Allocation    2019       1.65        0.90 - 1.90         15.54 - 16.70
     V.I. Sub-Account            2018       1.44        0.90 - 1.90       (9.05) - (7.53)
                                 2017       1.29        0.90 - 1.60         11.91 - 12.69
                                 2016       1.55        0.90 - 1.60           2.16 - 2.87
                                 2015       2.16        0.90 - 1.60       (5.15) - (0.44)

                                     122

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------

  DWS CROCI(R) International    2019     1,122,507      7.95 - 9.70      10,880,644
     VIP Sub-Account            2018     1,189,127      6.59 - 8.07       9,594,320
                                2017     1,302,718      7.77 - 9.56      12,446,509
                                2016     1,416,905      6.42 - 7.94      11,250,311
                                2015     1,563,760      7.92 - 7.99      12,496,599

  Federated High Income Bond    2019           168            12.86           2,163
     Sub-Account                2018           168            11.39           1,915
                                2017           168            11.94           2,008
                                2016         2,435            11.32          27,574
                                2015         2,503            10.00          25,030

  Federated Kaufman             2019         5,211            15.26          79,542
     Sub-Account                2018         5,211            11.57          60,276
                                2017         5,219            11.30          58,964
                                2016         5,331             8.93          47,589
                                2015         5,491             8.73          47,958

  Fidelity(R) VIP Asset         2019     3,194,131    19.14 - 20.76      61,629,331
     Manager Sub-Account        2018     3,584,269    16.41 - 17.71      59,276,315
                                2017     4,080,387    17.58 - 18.88      72,267,994
                                2016     4,493,375    15.61 - 16.70      70,694,332
                                2015     4,920,853    15.35 - 16.34      76,132,122

  Fidelity(R) VIP Contrafund    2019    16,768,389    9.33 - 110.40     595,706,150
     Sub-Account                2018    18,483,447     7.22 - 84.79     516,822,732
                                2017    20,143,633     7.85 - 91.54     625,750,850
                                2016    21,259,478     6.55 - 75.90     573,685,439
                                2015    21,653,047     6.17 - 71.00     581,923,231

  Fidelity(R) VIP               2019       162,042            26.06       4,222,728
     Equity-Income Sub-Account  2018       188,322            20.74       3,905,060
                                2017       216,963            22.93       4,975,328
                                2016       230,181            20.60       4,741,279
                                2015       280,187            17.70       4,959,137

  Fidelity(R) VIP               2019   228,385,067    15.79 - 16.12   3,641,358,822
     FundsManager 50%           2018   275,172,032    13.67 - 13.93   3,795,963,053
     Sub-Account                2017   316,884,820    14.72 - 14.98   4,703,906,420
                                2016   339,562,460    13.13 - 13.34   4,491,693,357
                                2015   340,402,591    12.86 - 13.05   4,406,702,675

  Fidelity(R) VIP               2019   137,434,051    15.58 - 15.87   2,158,471,132
     FundsManager 60%           2018   161,436,447    13.20 - 13.42   2,146,738,120
     Sub-Account                2017   191,801,626    14.40 - 14.62   2,781,261,557
                                2016   250,989,708    12.56 - 12.74   3,173,600,531
                                2015   299,646,067    12.24 - 12.39   3,688,709,449

  Fidelity(R) VIP Government    2019     2,360,205      6.78 - 7.71      16,263,289
     Money Market Sub-Account   2018     2,554,414      6.74 - 7.62      17,486,552
                                2017     2,578,960     6.72 - 10.03      17,602,157
                                2016     2,758,925     6.77 - 10.16      18,955,221
                                2015     5,764,747     6.85 - 10.34      49,654,013

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  DWS CROCI(R) International    2019       3.04        0.89 - 1.40         20.08 - 20.69
     VIP Sub-Account            2018      1.06         0.89 - 1.40     (15.59) - (15.16)
                                2017      7.00         0.89 - 1.40         20.27 - 20.89
                                2016     10.65         0.89 - 1.40       (0.66) - (0.15)
                                2015      4.14         1.35 - 1.40       (6.80) - (6.75)

  Federated High Income Bond    2019       6.03               1.40                 12.95
     Sub-Account                2018      7.96                1.40                (4.64)
                                2017     22.71                1.40                  5.46
                                2016      6.17                1.40                 13.22
                                2015      5.62                1.40                (3.93)

  Federated Kaufman             2019         --               1.40                 31.96
     Sub-Account                2018        --                1.40                  2.39
                                2017        --                1.40                 26.55
                                2016        --                1.40                  2.22
                                2015        --                1.40                  4.90

  Fidelity(R) VIP Asset         2019       1.71        0.89 - 1.40         16.61 - 17.20
     Manager Sub-Account        2018      1.62         0.89 - 1.40       (6.67) - (6.19)
                                2017      1.84         0.89 - 1.40         12.52 - 13.10
                                2016      1.45         0.89 - 1.40           1.64 - 2.16
                                2015      1.53         0.89 - 1.40       (1.25) - (0.75)

  Fidelity(R) VIP Contrafund    2019       0.36        0.89 - 2.25         28.53 - 30.41
     Sub-Account                2018      0.60         0.89 - 2.25       (8.58) - (7.21)
                                2017      0.91         0.89 - 2.25         19.06 - 20.80
                                2016      0.74         0.89 - 2.25           5.15 - 7.05
                                2015      0.94         0.89 - 2.25       (1.68) - (0.22)

  Fidelity(R) VIP               2019       1.96               1.40                 25.67
     Equity-Income Sub-Account  2018      2.21                1.40                (9.57)
                                2017      1.70                1.40                 11.33
                                2016      2.16                1.40                 16.38
                                2015      3.11                1.40                (5.30)

  Fidelity(R) VIP               2019       1.60        1.90 - 2.05         15.50 - 15.67
     FundsManager 50%           2018      1.34         1.90 - 2.05       (7.14) - (7.00)
     Sub-Account                2017      1.14         1.90 - 2.05         12.14 - 12.31
                                2016      1.24         1.90 - 2.05           2.11 - 2.26
                                2015      1.25         1.90 - 2.05       (1.89) - (1.75)

  Fidelity(R) VIP               2019       1.47        1.90 - 2.05         18.04 - 18.22
     FundsManager 60%           2018      1.16         1.90 - 2.05       (8.35) - (8.21)
     Sub-Account                2017      0.99         1.90 - 2.05         14.62 - 14.79
                                2016      1.14         1.90 - 2.05           2.66 - 2.82
                                2015      1.05         1.90 - 2.05       (1.63) - (1.48)

  Fidelity(R) VIP Government    2019       2.00        0.89 - 1.40           0.60 - 1.11
     Money Market Sub-Account   2018      1.64         0.89 - 1.40           0.23 - 0.75
                                2017      0.67         0.89 - 2.05       (1.39) - (0.22)
                                2016      0.18         0.89 - 2.05       (1.85) - (0.68)
                                2015      0.02         0.89 - 2.05       (2.02) - (0.86)

                                     123

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31
                                    ---------------------------------------------
                                                    UNIT VALUE
                                                     LOWEST TO           NET
                                        UNITS       HIGHEST ($)      ASSETS ($)
                                    -----------  ----------------  --------------

  Fidelity(R) VIP Growth      2019    4,727,832     40.25 - 43.52     192,447,150
     Sub-Account              2018    5,216,221     30.39 - 32.69     160,226,256
                              2017    5,678,425     30.88 - 33.04     177,086,628
                              2016    6,179,280     23.17 - 24.67     144,530,563
                              2015    6,842,558     23.31 - 24.69     160,925,919

  Fidelity(R) VIP Index 500   2019    1,603,022     40.39 - 44.22      65,492,854
     Sub-Account              2018    1,773,192     31.52 - 33.96      55,902,972
                              2017    1,974,819     33.45 - 35.88      66,077,861
                              2016    2,222,100     27.86 - 29.74      61,915,726
                              2015    2,464,560     25.24 - 26.83      62,224,177

  Fidelity(R) VIP Mid Cap     2019    4,886,437     69.72 - 85.13     380,021,877
     Sub-Account              2018    5,255,869     57.69 - 69.78     336,722,689
                              2017    5,822,703     68.99 - 82.66     444,177,834
                              2016    6,382,115     58.33 - 69.23     409,695,192
                              2015    6,898,177     53.12 - 62.44     401,284,587

  Fidelity(R) VIP Overseas    2019      265,333     14.85 - 16.89       4,148,762
     Sub-Account              2018      290,819     11.76 - 13.38       3,608,965
                              2017      307,530     13.96 - 15.91       4,543,644
                              2016      333,151     10.84 - 12.36       3,832,068
                              2015      376,022     11.55 - 13.19       4,615,792

  FTVIPT Franklin Income VIP  2019    2,999,443     57.34 - 85.72     225,606,636
     Sub-Account              2018    3,323,429     50.53 - 74.56     218,572,330
                              2017    3,717,519     54.01 - 78.66     259,462,703
                              2016    4,031,843     50.36 - 72.41     260,175,136
                              2015    4,415,184     45.17 - 64.11     253,302,116

  FTVIPT Franklin Mutual      2019    2,999,205     33.25 - 41.44     112,291,753
     Shares VIP Sub-Account   2018    3,418,001     27.65 - 34.13     105,943,384
                              2017    3,858,849     30.99 - 37.89     133,542,917
                              2016    4,164,982     29.15 - 35.30     134,905,092
                              2015    4,536,450     25.60 - 30.71     128,211,487

  FTVIPT Franklin Small Cap   2019    5,964,676     18.03 - 45.97     116,737,127
     Value VIP Sub-Account    2018    6,690,072      1.59 - 36.86     104,045,294
                              2017    7,335,249      1.85 - 42.86     131,376,313
                              2016    7,878,700      1.69 - 39.24     128,270,987
                              2015    8,783,442      1.31 - 13.07     110,998,636

  FTVIPT Templeton Foreign    2019    1,989,221     14.43 - 34.12      64,988,370
     VIP Sub-Account          2018    1,992,730     13.05 - 30.84      58,848,718
                              2017    1,993,298     15.72 - 37.10      70,683,455
                              2016    2,245,781     13.71 - 32.34      68,504,762
                              2015    2,282,942     13.03 - 30.69      66,002,305

  FTVIPT Templeton Global     2019    9,652,416     17.50 - 20.91     185,378,619
     Bond VIP Sub-Account     2018   10,293,632     17.46 - 20.70     196,643,947
                              2017   10,914,647     17.44 - 20.50     207,536,185
                              2016   11,303,555     17.42 - 20.30     213,840,331
                              2015   11,945,145     17.38 - 19.91     222,633,715

                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------

  Fidelity(R) VIP Growth      2019       0.26        0.89 - 1.40         32.45 - 33.12
     Sub-Account              2018       0.24        0.89 - 1.40       (1.56) - (1.06)
                              2017       0.22        0.89 - 1.40         33.26 - 33.94
                              2016       0.04        0.89 - 1.40       (0.60) - (0.09)
                              2015       0.25        0.89 - 1.40           5.68 - 6.23

  Fidelity(R) VIP Index 500   2019       1.94        0.89 - 1.40         29.52 - 30.19
     Sub-Account              2018       1.82        0.89 - 1.35       (5.78) - (5.34)
                              2017       1.77        0.89 - 1.35         20.09 - 20.64
                              2016       1.44        0.89 - 1.35         10.36 - 10.87
                              2015       1.93        0.89 - 1.35         (0.02) - 0.44

  Fidelity(R) VIP Mid Cap     2019       0.67        0.95 - 1.90         20.85 - 22.01
     Sub-Account              2018       0.40        0.95 - 1.90     (16.39) - (15.58)
                              2017       0.49        0.95 - 1.90         18.28 - 19.40
                              2016       0.31        0.95 - 1.90          6.93 - 10.87
                              2015       0.25        0.95 - 1.90       (3.48) - (2.56)

  Fidelity(R) VIP Overseas    2019       1.70        1.15 - 1.40         25.99 - 26.31
     Sub-Account              2018       1.54        1.15 - 1.40     (16.00) - (15.79)
                              2017       1.41        1.15 - 1.40         28.48 - 28.80
                              2016       1.38        1.15 - 1.40       (6.38) - (6.15)
                              2015       1.31        1.15 - 1.40           2.18 - 2.44

  FTVIPT Franklin Income VIP  2019       5.37        0.95 - 2.25         13.48 - 14.96
     Sub-Account              2018       4.83        0.95 - 2.25       (6.45) - (5.21)
                              2017       4.13        0.95 - 2.25           7.24 - 8.64
                              2016       4.98        0.95 - 2.25          8.00 - 12.95
                              2015       4.62        0.95 - 2.25       (9.12) - (7.93)

  FTVIPT Franklin Mutual      2019       1.79        0.95 - 1.90         20.27 - 21.41
     Shares VIP Sub-Account   2018       2.34        0.95 - 1.90      (10.79) - (9.93)
                              2017       2.23        0.95 - 1.90           6.31 - 7.33
                              2016       1.98        0.95 - 1.90         10.51 - 14.96
                              2015       3.00        0.95 - 1.90       (6.73) - (5.84)

  FTVIPT Franklin Small Cap   2019       1.06        0.95 - 1.80         24.09 - 25.15
     Value VIP Sub-Account    2018       0.89        0.95 - 1.80     (14.44) - (13.70)
                              2017       0.52        0.95 - 1.80           8.68 - 9.61
                              2016       0.82        0.95 - 1.80         19.18 - 28.96
                              2015       0.63        0.95 - 1.75       (8.99) - (8.26)

  FTVIPT Templeton Foreign    2019       1.72        1.55 - 2.30          9.97 - 10.80
     VIP Sub-Account          2018       2.63        1.55 - 2.30     (17.38) - (16.75)
                              2017       2.62        1.55 - 2.30         14.05 - 14.90
                              2016       1.95        1.55 - 2.30           4.74 - 5.53
                              2015       3.23        1.55 - 2.30       (8.62) - (7.93)

  FTVIPT Templeton Global     2019       7.08        0.95 - 1.80           0.19 - 1.05
     Bond VIP Sub-Account     2018         --        0.95 - 1.80           0.11 - 0.97
                              2017         --        0.95 - 1.80           0.11 - 0.96
                              2016         --        0.95 - 1.80           1.15 - 2.04
                              2015       7.91        0.95 - 1.75       (5.97) - (5.21)

                                     124

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------

  Invesco Oppenheimer V.I.     2019           560             5.26           2,945
     Government Money          2018           585             5.25           3,069
     Sub-Account               2017           613             5.25           3,219
                               2016           640             5.30           3,396
                               2015           668             5.38           3,592

  Invesco Oppenheimer V.I.     2019     2,554,137    23.91 - 41.67      98,399,913
     Main Street Small Cap     2018     2,862,403    19.17 - 33.35      88,702,351
     Sub-Account               2017     3,322,847    21.68 - 37.64     116,688,023
                               2016     3,684,082    19.26 - 33.36     115,192,944
                               2015     4,053,883    16.54 - 28.62     109,248,990

  Invesco Oppenheimer V.I.     2019         1,395            12.13          16,930
     Main Street Sub-Account   2018         1,395             9.32          12,998
                               2017        11,112            10.26         113,981
                               2016        11,492             8.90         102,246
                               2015        12,936             8.08         104,564

  Invesco V.I. American        2019           227            13.28           3,018
     Franchise Sub-Account     2018           227             9.85           2,238
                               2017         1,440            10.37          14,923
                               2016         1,514             8.25          12,495
                               2015         1,825             8.19          14,936

  Invesco V.I. Core Equity     2019        15,110             8.56         129,391
     Sub-Account               2018        16,354             6.73         110,127
                               2017        17,258             7.54         130,081
                               2016        25,350             6.75         171,207
                               2015        27,589             6.21         171,366

  Invesco V.I. Equity and      2019    21,646,824     8.30 - 29.92     601,877,078
     Income Sub-Account        2018    23,855,831     6.99 - 25.17     560,935,776
                               2017    25,769,702     7.84 - 28.15     681,403,273
                               2016    27,024,285     7.16 - 25.65     654,269,917
                               2015    28,966,281     6.30 - 22.55     619,311,840

  Invesco V.I. International   2019     6,222,306    11.06 - 42.06     233,711,133
     Growth Sub-Account        2018     7,312,222     8.72 - 33.11     217,298,662
                               2017     7,575,169    10.40 - 39.43     269,423,754
                               2016     8,293,250     8.57 - 32.43     243,849,630
                               2015     8,534,492     8.74 - 32.97     256,390,780

  Ivy VIP Asset Strategy       2019        15,461    17.82 - 20.15         302,322
     Sub-Account               2018        16,591    14.87 - 16.73         269,339
                               2017        19,310    15.98 - 17.89         332,996
                               2016        15,823    13.72 - 15.29         233,181
                               2015        20,900    14.31 - 15.87         317,700

  LMPVET ClearBridge Variable  2019     9,742,083    20.98 - 39.17     313,070,784
     Aggressive Growth         2018    10,306,862    17.15 - 31.62     274,064,297
     Sub-Account               2017    10,637,575    19.13 - 34.83     321,469,898
                               2016    10,932,298    16.82 - 30.24     293,536,621
                               2015    11,091,987    16.99 - 30.16     300,878,534

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------

  Invesco Oppenheimer V.I.     2019       1.70                1.40                 0.29
     Government Money          2018       1.34                1.40               (0.06)
     Sub-Account               2017       0.38                1.40               (1.00)
                               2016         --                1.40               (1.38)
                               2015         --                1.40               (1.38)

  Invesco Oppenheimer V.I.     2019         --         0.95 - 1.80        23.88 - 24.94
     Main Street Small Cap     2018       0.06         0.95 - 1.80    (12.14) - (11.39)
     Sub-Account               2017       0.65         0.95 - 1.80        11.88 - 12.84
                               2016       0.25         0.95 - 1.80        12.92 - 16.56
                               2015       0.64         0.95 - 1.75      (7.72) - (6.98)

  Invesco Oppenheimer V.I.     2019       1.06                1.40                30.25
     Main Street Sub-Account   2018       1.18                1.40               (9.17)
                               2017       1.25                1.40                15.29
                               2016       1.14                1.40                10.07
                               2015       0.92                1.40                 1.89

  Invesco V.I. American        2019         --                1.40                34.86
     Franchise Sub-Account     2018         --                1.40               (4.97)
                               2017       0.08                1.40                25.58
                               2016         --                1.40                 0.85
                               2015         --                1.40                 3.55

  Invesco V.I. Core Equity     2019       0.94                1.40                27.17
     Sub-Account               2018       0.90                1.40              (10.66)
                               2017       0.96                1.40                11.61
                               2016       0.76                1.40                 8.73
                               2015       1.05                1.40               (7.08)

  Invesco V.I. Equity and      2019       2.28         0.95 - 1.90        17.75 - 18.87
     Income Sub-Account        2018       1.97         0.95 - 1.90    (11.44) - (10.59)
                               2017       1.45         0.95 - 1.90          8.70 - 9.74
                               2016       1.64         0.95 - 1.90        10.31 - 13.75
                               2015       2.30         0.95 - 1.90      (4.42) - (3.51)

  Invesco V.I. International   2019       1.26         0.95 - 1.80        25.95 - 27.03
     Growth Sub-Account        2018       1.81         0.95 - 1.80    (16.73) - (16.01)
                               2017       1.24         0.95 - 1.80        20.54 - 21.57
                               2016       1.17         0.95 - 1.80      (4.75) - (1.64)
                               2015       1.28         0.95 - 1.75      (4.31) - (3.54)

  Ivy VIP Asset Strategy       2019       2.05         1.10 - 1.60        19.85 - 20.45
     Sub-Account               2018       1.73         1.10 - 1.60      (6.95) - (6.48)
                               2017       1.66         1.10 - 1.60        16.40 - 16.98
                               2016       0.56         1.10 - 1.60      (4.11) - (3.63)
                               2015       0.36         1.10 - 1.60      (9.80) - (9.35)

  LMPVET ClearBridge Variable  2019       0.93         0.95 - 2.30        22.23 - 23.89
     Aggressive Growth         2018       0.58         0.95 - 2.30     (10.44) - (9.22)
     Sub-Account               2017       0.49         0.95 - 2.30        13.65 - 15.19
                               2016       0.65         0.95 - 2.30        (1.10) - 4.06
                               2015       0.35         0.95 - 2.30      (3.97) - (2.66)

                                     125

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------

  LMPVET ClearBridge Variable     2019     7,974,959    15.07 - 92.27     440,731,484
     Appreciation Sub-Account     2018     8,114,870    11.85 - 71.73     393,172,143
                                  2017     7,854,907    12.31 - 73.70     452,130,395
                                  2016     7,615,066    10.51 - 62.23     405,981,554
                                  2015     7,746,928    41.76 - 57.24     400,323,007

  LMPVET ClearBridge Variable     2019     6,996,832    20.21 - 35.10     225,020,223
     Dividend Strategy            2018     7,795,080    15.72 - 26.97     193,406,499
     Sub-Account                  2017     8,474,807    16.91 - 28.66     224,472,939
                                  2016     8,906,934    14.51 - 24.31     200,725,348
                                  2015     9,391,848    12.92 - 21.38     186,422,315

  LMPVET ClearBridge Variable     2019        57,901    38.19 - 43.97       2,392,450
     Large Cap Growth             2018        69,686    29.52 - 33.77       2,215,534
     Sub-Account                  2017       101,448    30.17 - 34.28       3,261,658
                                  2016       121,433    23.83 - 27.67       3,173,371
                                  2015       156,000    22.70 - 26.15       3,887,858

  LMPVET ClearBridge Variable     2019       235,436    28.47 - 33.92       7,569,792
     Large Cap Value Sub-Account  2018       232,863    22.61 - 26.72       5,902,416
                                  2017       248,434    25.39 - 29.77       7,016,572
                                  2016       342,723    22.62 - 26.31       8,591,571
                                  2015       333,277    20.49 - 23.64       7,518,321

  LMPVET ClearBridge Variable     2019     3,412,090    20.24 - 51.30     128,119,129
     Small Cap Growth             2018     3,317,005    16.28 - 40.82     104,196,797
     Sub-Account                  2017     3,504,028    16.06 - 39.84     113,694,790
                                  2016     3,770,232    13.20 - 32.37     102,811,126
                                  2015     3,817,761    21.51 - 30.88     101,595,917

  LMPVET QS Variable              2019     1,180,673    25.32 - 31.48      33,753,890
     Conservative Growth          2018     1,337,369    21.99 - 27.08      33,045,053
     Sub-Account                  2017     1,529,846    23.45 - 28.60      40,132,539
                                  2016     1,657,879    21.04 - 25.43      38,835,887
                                  2015     1,731,301    19.96 - 23.89      38,239,774

  LMPVET QS Variable Growth       2019     2,720,954    24.17 - 30.05      74,124,103
     Sub-Account                  2018     3,186,503    20.10 - 24.75      71,918,076
                                  2017     3,596,291    22.28 - 27.17      89,558,223
                                  2016     3,963,257    19.02 - 22.99      83,823,213
                                  2015     4,234,141    17.87 - 21.39      83,641,315

  LMPVET QS Variable Moderate     2019        24,153    23.68 - 25.96         608,135
     Growth Sub-Account           2018        25,741    20.04 - 21.88         547,294
                                  2017        34,884    21.80 - 23.70         803,869
                                  2016        45,938    19.03 - 20.61         921,078
                                  2015        67,619    17.96 - 19.37       1,277,408

  LMPVIT Western Asset            2019     3,260,422    18.58 - 31.22      86,687,811
     Variable Global High Yield   2018     3,297,946    16.59 - 27.55      80,253,026
     Bond Sub-Account             2017     3,326,625    17.63 - 28.95      87,572,384
                                  2016     3,567,957    16.56 - 26.90      87,930,944
                                  2015     4,003,585    18.50 - 23.49      86,641,483

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  LMPVET ClearBridge Variable     2019       1.32        0.95 - 2.30         26.91 - 28.64
     Appreciation Sub-Account     2018       1.22        0.95 - 2.30       (3.99) - (2.68)
                                  2017       1.18        0.95 - 2.30         16.84 - 18.42
                                  2016       1.32        0.95 - 2.30           4.49 - 8.73
                                  2015       1.17        0.95 - 2.30         (0.71) - 0.64

  LMPVET ClearBridge Variable     2019       1.32        0.95 - 2.30         28.60 - 30.17
     Dividend Strategy            2018       1.38        0.95 - 2.30       (7.03) - (5.90)
     Sub-Account                  2017       1.35        0.95 - 2.30         16.47 - 17.89
                                  2016       1.44        0.95 - 2.30          6.86 - 13.69
                                  2015       1.65        0.95 - 2.30       (6.48) - (5.34)

  LMPVET ClearBridge Variable     2019       0.34        1.50 - 2.15         29.35 - 30.19
     Large Cap Growth             2018       0.26        1.50 - 2.15       (2.12) - (1.48)
     Sub-Account                  2017       0.22        1.50 - 2.15         23.10 - 23.90
                                  2016       0.48        1.50 - 2.30           4.95 - 5.79
                                  2015       0.43        1.50 - 2.30           7.30 - 8.16

  LMPVET ClearBridge Variable     2019       1.73        1.50 - 2.30         25.95 - 26.96
     Large Cap Value Sub-Account  2018       1.50        1.50 - 2.30     (10.96) - (10.24)
                                  2017       1.28        1.50 - 2.30         12.23 - 13.13
                                  2016       1.62        1.50 - 2.30         10.43 - 11.32
                                  2015       1.41        1.50 - 2.30       (5.08) - (4.31)

  LMPVET ClearBridge Variable     2019         --        0.95 - 2.30         23.99 - 25.67
     Small Cap Growth             2018         --        0.95 - 2.30           1.07 - 2.45
     Sub-Account                  2017         --        0.95 - 2.30         21.45 - 23.09
                                  2016         --        0.95 - 2.30           3.40 - 9.41
                                  2015         --        0.95 - 2.30       (6.55) - (5.28)

  LMPVET QS Variable              2019       2.05        0.95 - 1.90         15.16 - 16.26
     Conservative Growth          2018       2.43        0.95 - 1.90       (6.21) - (5.31)
     Sub-Account                  2017       2.35        0.95 - 1.90         11.42 - 12.48
                                  2016       2.42        0.95 - 1.90           5.41 - 6.42
                                  2015       1.95        0.95 - 1.90       (3.05) - (2.12)

  LMPVET QS Variable Growth       2019       1.48        0.95 - 1.90         20.27 - 21.42
     Sub-Account                  2018       2.54        0.95 - 1.90       (9.78) - (8.92)
                                  2017       1.79        0.95 - 1.90         17.10 - 18.21
                                  2016       1.45        0.95 - 1.90           6.46 - 7.47
                                  2015       1.33        0.95 - 1.90       (4.07) - (3.16)

  LMPVET QS Variable Moderate     2019       1.68        1.50 - 1.90         18.16 - 18.64
     Growth Sub-Account           2018       2.09        1.50 - 1.90       (8.05) - (7.68)
                                  2017       1.91        1.50 - 1.90         14.54 - 14.99
                                  2016       1.85        1.50 - 1.90           5.96 - 6.39
                                  2015       1.47        1.50 - 1.90       (3.64) - (3.25)

  LMPVIT Western Asset            2019       5.23        0.95 - 2.30         11.78 - 13.30
     Variable Global High Yield   2018       5.15        0.95 - 2.30       (6.12) - (4.83)
     Bond Sub-Account             2017       5.18        0.95 - 2.30           6.19 - 7.63
                                  2016       6.08        0.95 - 2.30          8.61 - 14.51
                                  2015       5.96        0.95 - 2.30       (7.98) - (6.73)

                                     126

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------

  MFS(R) VIT Investors Trust     2019           273            12.57           3,435
     Sub-Account                 2018           273             9.69           2,648
                                 2017           581            10.40           6,043
                                 2016         1,033             8.55           8,827
                                 2015         1,112             7.98           8,875

  MFS(R) VIT New Discovery       2019           331            22.54           7,457
     Sub-Account                 2018           493            16.13           7,947
                                 2017           395            16.60           6,563
                                 2016         3,102            13.29          41,234
                                 2015         3,178            12.36          39,288

  MFS(R) VIT Research            2019         1,745            13.67          23,856
     Sub-Account                 2018         1,848            10.43          19,274
                                 2017         1,908            11.06          21,100
                                 2016         2,377             9.09          21,608
                                 2015         3,091             8.48          26,211

  Morgan Stanley VIF Global      2019        36,351    14.59 - 16.09         564,376
     Infrastructure Sub-Account  2018        37,631    11.59 - 12.72         462,118
                                 2017        40,450    12.79 - 14.46         545,195
                                 2016        41,674    11.55 - 12.97         503,939
                                 2015        32,371    10.20 - 11.38         345,685

  Neuberger Berman Genesis       2019           181            36.12           6,523
     Sub-Account                 2018           181            28.18           5,089
                                 2017           181            30.49           5,505
                                 2016           246            26.63           6,564
                                 2015           317            22.76           7,222

  PIMCO VIT                      2019        60,126      6.60 - 6.77         403,171
     CommodityRealReturn(R)      2018        61,287      6.04 - 6.17         375,089
     Strategy Sub-Account        2017        64,010      7.17 - 7.28         463,243
                                 2016        64,637      7.15 - 7.22         464,850
                                 2015        39,333      6.34 - 6.37         250,085

  PIMCO VIT Dynamic Bond         2019        57,085    10.38 - 10.65         599,981
     Sub-Account                 2018        53,631    10.08 - 10.29         546,932
                                 2017        55,031    10.17 - 10.33         564,134
                                 2016        56,423      9.87 - 9.98         560,051
                                 2015        29,245      9.61 - 9.66         281,863

  PIMCO VIT Emerging Markets     2019        68,327    11.55 - 11.91         806,754
     Bond Sub-Account            2018        79,304    10.26 - 10.51         827,015
                                 2017        82,983    10.98 - 11.17         921,470
                                 2016        62,989    10.18 - 10.29         645,743
                                 2015        44,282      9.16 - 9.21         406,796

  Pioneer VCT Mid Cap Value      2019     1,018,436    48.69 - 62.43      56,933,322
     Sub-Account                 2018     1,148,743    38.76 - 49.20      50,850,983
                                 2017     1,243,008    49.10 - 61.71      69,380,389
                                 2016     1,342,318    44.36 - 55.19      67,321,539
                                 2015     1,461,366    38.92 - 47.94      63,990,328

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  MFS(R) VIT Investors Trust     2019       0.69               1.40                 29.75
     Sub-Account                 2018      0.57                1.40                (6.81)
                                 2017      0.61                1.40                 21.64
                                 2016      0.86                1.40                  7.08
                                 2015      0.92                1.40                (1.18)

  MFS(R) VIT New Discovery       2019         --               1.40                 39.73
     Sub-Account                 2018        --                1.40                (2.85)
                                 2017        --                1.40                 24.90
                                 2016        --                1.40                  7.54
                                 2015        --                1.40                (3.25)

  MFS(R) VIT Research            2019       0.77               1.40                 31.10
     Sub-Account                 2018      0.70                1.40                (5.71)
                                 2017      1.34                1.40                 21.66
                                 2016      0.78                1.40                  7.22
                                 2015      0.73                1.40                (0.60)

  Morgan Stanley VIF Global      2019       2.58        1.10 - 1.60         25.84 - 26.47
     Infrastructure Sub-Account  2018      2.79         1.10 - 1.60       (9.36) - (8.90)
                                 2017      2.19         0.90 - 1.60         10.76 - 11.54
                                 2016      2.10         0.90 - 1.60         13.14 - 13.94
                                 2015      1.43         0.90 - 1.60     (15.25) - (12.01)

  Neuberger Berman Genesis       2019       0.01               0.89                 28.18
     Sub-Account                 2018      0.01                0.89                (7.57)
                                 2017      0.08                0.89                 14.48
                                 2016      0.06                0.89                 17.01
                                 2015      0.05                0.89                (0.74)

  PIMCO VIT                      2019       3.99        1.10 - 1.60           9.22 - 9.77
     CommodityRealReturn(R)      2018      1.82         1.10 - 1.60     (15.70) - (15.27)
     Strategy Sub-Account        2017     10.97         1.10 - 1.60           0.32 - 0.82
                                 2016      0.90         1.10 - 1.60         12.80 - 13.37
                                 2015      2.13         1.10 - 1.60     (27.09) - (26.72)

  PIMCO VIT Dynamic Bond         2019       2.48        1.10 - 1.60           2.96 - 3.48
     Sub-Account                 2018      2.37         1.10 - 1.60       (0.88) - (0.38)
                                 2017      1.41         1.10 - 1.60           3.04 - 3.55
                                 2016      1.42         1.10 - 1.60           2.77 - 3.28
                                 2015      4.52         1.10 - 1.60       (3.52) - (3.04)

  PIMCO VIT Emerging Markets     2019       4.12        0.95 - 1.60         12.61 - 13.34
     Bond Sub-Account            2018      3.82         0.95 - 1.60       (6.53) - (5.92)
                                 2017      4.77         0.95 - 1.60           7.81 - 8.51
                                 2016      4.97         0.95 - 1.60         11.18 - 11.91
                                 2015      5.03         1.10 - 1.60       (4.08) - (3.60)

  Pioneer VCT Mid Cap Value      2019       1.07        0.95 - 1.95         25.61 - 26.87
     Sub-Account                 2018      0.46         0.95 - 1.95     (21.06) - (20.26)
                                 2017      0.62         0.95 - 1.95         10.70 - 11.80
                                 2016      0.47         0.95 - 1.95         10.51 - 15.13
                                 2015      0.55         0.95 - 1.95       (8.16) - (7.24)

                                     127

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------

  Pioneer VCT Real Estate      2019         6,239    33.27 - 38.50         219,146
     Shares Sub-Account        2018         7,520    26.52 - 30.46         211,095
                               2017         7,888    29.25 - 33.35         243,714
                               2016         8,268    28.88 - 32.67         252,027
                               2015         8,230    27.82 - 31.25         240,901

  T. Rowe Price Government     2019        11,183            17.34         193,886
     Money Sub-Account         2018        10,481            17.17         179,949
                               2017        22,810            17.07         389,371
                               2016        31,086            17.14         532,685
                               2015        28,754            17.29         497,039

  T. Rowe Price Growth Stock   2019        31,786           267.45       8,501,333
     Sub-Account               2018        34,907           206.26       7,200,178
                               2017        38,028           210.28       7,996,385
                               2016        40,267           158.76       6,392,650
                               2015        44,692           157.95       7,058,976

  T. Rowe Price International  2019        25,828            21.33         550,911
     Stock Sub-Account         2018        26,491            16.83         445,745
                               2017        26,224            19.73         517,492
                               2016        24,670            15.53         383,175
                               2015        27,270            15.32         417,754

  TAP 1919 Variable Socially   2019         3,561    51.50 - 57.53         197,619
     Responsive Balanced       2018         3,756    41.43 - 46.09         167,444
     Sub-Account               2017         3,165    42.63 - 47.23         146,640
                               2016         3,566    37.21 - 41.07         143,946
                               2015         5,634    35.70 - 39.24         215,832

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------

  Pioneer VCT Real Estate      2019       1.87        1.20 - 1.95        25.44 - 26.39
     Shares Sub-Account        2018       2.45        1.20 - 1.95      (9.33) - (8.65)
                               2017       2.29        1.20 - 1.95          1.31 - 2.07
                               2016       3.27        1.20 - 1.95          3.78 - 4.56
                               2015       2.06        1.20 - 1.95          2.50 - 3.27

  T. Rowe Price Government     2019       1.86               0.89                 0.98
     Money Sub-Account         2018       1.39               0.89                 0.58
                               2017       0.49               0.89               (0.38)
                               2016       0.02               0.89               (0.87)
                               2015       0.01               0.89               (0.88)

  T. Rowe Price Growth Stock   2019       0.20               0.89                29.66
     Sub-Account               2018       0.16               0.89               (1.91)
                               2017       0.24               0.89                32.45
                               2016       0.07               0.89                 0.51
                               2015         --               0.89                 9.87

  T. Rowe Price International  2019       2.44               0.89                26.76
     Stock Sub-Account         2018       1.39               0.89              (14.73)
                               2017       1.54               0.89                27.05
                               2016       1.14               0.89                 1.39
                               2015       0.80               0.89               (1.65)

  TAP 1919 Variable Socially   2019       0.96        1.50 - 1.90        24.32 - 24.82
     Responsive Balanced       2018       1.12        1.50 - 1.90      (2.82) - (2.42)
     Sub-Account               2017       1.00        1.50 - 1.90        14.55 - 15.01
                               2016       0.88        1.50 - 1.90          4.24 - 4.65
                               2015       1.19        1.50 - 1.90      (3.56) - (3.18)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the fund, portfolio or series of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

9. SUBSEQUENT EVENTS

The impact of the coronavirus ("COVID-19") outbreak on the future financial performance of the Separate Account's investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain, cannot be predicted and are not included in the results presented. If the financial markets and/or the overall economy are impacted for an extended period, the
Separate Account's future investment results may be materially adversely affected.

                                     128
                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2019 and 2018 and for the Years Ended December 31, 2019, 2018 and
  2017:

Notes to the Consolidated Financial Statements

Financial Statement Schedules at December 31, 2019 and 2018 and for the Years Ended December 31, 2019,
  2018 and 2017:

                                      1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance
Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse
Life Insurance Company and subsidiaries (the "Company") as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules
(collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Company in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 4, 2020

We have served as the Company's auditor since 2005.

                                      2

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                                2019       2018
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $63,083 and $59,672, respectively).......................................................  $ 69,977   $ 61,348
Equity securities, at estimated fair value................................................       147        140
Mortgage loans (net of valuation allowances of $64 and $56, respectively).................    15,664     13,596
Policy loans..............................................................................       875      1,001
Limited partnerships and limited liability companies......................................     2,379      2,290
Short-term investments, principally at estimated fair value...............................     1,482         --
Other invested assets, principally at estimated fair value................................     3,224      3,037
                                                                                           ---------  ---------
   Total investments......................................................................    93,748     81,412
Cash and cash equivalents.................................................................     2,493      3,494
Accrued investment income.................................................................       663        704
Premiums, reinsurance and other receivables...............................................    14,287     13,113
Deferred policy acquisition costs and value of business acquired..........................     4,809      5,086
Current income tax recoverable............................................................        21          1
Other assets..............................................................................       464        509
Separate account assets...................................................................    99,668     91,511
                                                                                           ---------  ---------
   Total assets...........................................................................  $216,153   $195,830
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 39,081   $ 35,588
Policyholder account balances.............................................................    45,121     39,330
Other policy-related balances.............................................................     2,801      2,728
Payables for collateral under securities loaned and other transactions....................     4,374      5,047
Long-term debt............................................................................       844        434
Current income tax payable................................................................        --          2
Deferred income tax liability.............................................................     1,301        944
Other liabilities.........................................................................     4,484      3,455
Separate account liabilities..............................................................    99,668     91,511
                                                                                           ---------  ---------
   Total liabilities......................................................................   197,674    179,039
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,899)    (3,090)
Accumulated other comprehensive income (loss).............................................     3,215        718
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    18,464     16,776
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    18,479     16,791
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $216,153   $195,830
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                                      3

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                              2019     2018     2017
                                                                                           -------  -------  -------
Revenues
Premiums.................................................................................. $   847   $  869  $   828
Universal life and investment-type product policy fees....................................   2,982    3,190    3,156
Net investment income.....................................................................   3,486    3,235    2,973
Other revenues............................................................................     266      287      336
Net investment gains (losses).............................................................      92     (204)     (27)
Net derivative gains (losses).............................................................  (2,046)     745   (1,468)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   5,627    8,122    5,798
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,538    3,180    3,594
Interest credited to policyholder account balances........................................   1,031    1,047    1,076
Amortization of deferred policy acquisition costs and value of business acquired..........     395    1,011      916
Other expenses............................................................................   1,809    1,763    1,833
                                                                                           -------  -------  -------
 Total expenses...........................................................................   6,773    7,001    7,419
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................  (1,146)   1,121   (1,621)
Provision for income tax expense (benefit)................................................    (338)     153     (738)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................    (808)     968     (883)
Less: Net income (loss) attributable to noncontrolling interests..........................       1        1       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company..................... $  (809)  $  967  $  (883)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      4

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                   2019     2018     2017
                                                                                                -------  -------  -------
Net income (loss)..............................................................................  $ (808) $   968    $(883)
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets...................................   3,167   (1,355)     590
Unrealized gains (losses) on derivatives.......................................................     (21)      22     (166)
Foreign currency translation adjustments.......................................................      12       (4)       9
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................   3,158   (1,337)     433
Income tax (expense) benefit related to items of other comprehensive income (loss).............    (661)     297      156
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................   2,497   (1,040)     589
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................   1,689      (72)    (294)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1        1       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................  $1,688  $   (73)   $(294)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      5

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........      $75      $18,461     $(2,919)       $ 1,248         $16,865             $--   $16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax..................                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........       75       19,073      (3,090)           718          16,776              15    16,791
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                              (809)                          (809)              1      (808)
Other comprehensive income (loss),
 net of income tax..................                                            2,497           2,497                     2,497
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2019........      $75      $19,073     $(3,899)       $ 3,215         $18,464             $15   $18,479
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                                      6

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                  2019       2018       2017
                                                                                             ---------  ---------  ---------
Cash flows from operating activities
Net income (loss)...........................................................................  $   (808)  $    968   $   (883)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Amortization of premiums and accretion of discounts associated with investments, net.......      (275)      (259)      (271)
 (Gains) losses on investments, net.........................................................       (92)       204         27
 (Gains) losses on derivatives, net.........................................................     2,592       (102)     3,084
 (Income) loss from equity method investments, net of dividends and distributions...........        70        (66)       (50)
 Interest credited to policyholder account balances.........................................     1,031      1,047      1,076
 Universal life and investment-type product policy fees.....................................    (2,982)    (3,190)    (3,156)
 Change in accrued investment income........................................................        85       (177)       (80)
 Change in premiums, reinsurance and other receivables......................................      (739)      (224)        55
 Change in deferred policy acquisition costs and value of business acquired, net............        25        689        660
 Change in income tax.......................................................................      (326)     1,111         --
 Change in other assets.....................................................................     1,947      2,077      2,201
 Change in future policy benefits and other policy-related balances.........................     1,696      1,386      1,522
 Change in other liabilities................................................................        63         94       (314)
 Other, net.................................................................................        51         63         75
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) operating activities.........................................     2,338      3,621      3,946
                                                                                             ---------  ---------  ---------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................................................    13,358     15,621     16,409
 Equity securities..........................................................................        57         22         97
 Mortgage loans.............................................................................     1,528        793        761
 Limited partnerships and limited liability companies.......................................       302        274        339
Purchases of:
 Fixed maturity securities..................................................................   (16,406)   (16,427)   (17,811)
 Equity securities..........................................................................       (22)        (2)        (2)
 Mortgage loans.............................................................................    (3,609)    (3,890)    (2,044)
 Limited partnerships and limited liability companies.......................................      (463)      (358)      (531)
Cash received in connection with freestanding derivatives...................................     2,040      1,802      1,859
Cash paid in connection with freestanding derivatives.......................................    (2,638)    (2,938)    (3,829)
Issuance of loan to affiliate...............................................................        --         (2)        --
Sale of operating joint venture interest to a former affiliate..............................        --         --         42
Net change in policy loans..................................................................       126        105        (14)
Net change in short-term investments........................................................    (1,470)       269      1,057
Net change in other invested assets.........................................................        36        (17)       (16)
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) investing activities.........................................  $ (7,161)  $ (4,748)  $ (3,683)
                                                                                             ---------  ---------  ---------

       See accompanying notes to the consolidated financial statements.

                                      7

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                    2019     2018     2017
                                                                                 -------  -------  -------
Cash flows from financing activities
Policyholder account balances:
 Deposits....................................................................... $ 7,111  $ 5,899  $ 4,381
 Withdrawals....................................................................  (2,773)  (3,400)  (3,114)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................    (673)     889   (3,139)
Long-term debt issued...........................................................     412      228       --
Long-term debt repaid...........................................................      (2)      (9)     (13)
Return of capital...............................................................      --       --   (3,425)
Capital contribution............................................................      --       --    1,300
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................      --       --      202
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................    (203)    (303)    (149)
Other, net......................................................................     (50)     (46)      --
                                                                                 -------  -------  -------
Net cash provided by (used in) financing activities.............................   3,822    3,258   (3,957)
                                                                                 -------  -------  -------
Change in cash, cash equivalents and restricted cash............................  (1,001)   2,131   (3,694)
Cash, cash equivalents and restricted cash, beginning of year...................   3,494    1,363    5,057
                                                                                 -------  -------  -------
Cash, cash equivalents and restricted cash, end of year......................... $ 2,493  $ 3,494  $ 1,363
                                                                                 =======  =======  =======
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest....................................................................... $    30  $     3  $    81
                                                                                 =======  =======  =======
 Income tax..................................................................... $     3  $  (891) $  (684)
                                                                                 =======  =======  =======
Non-cash transactions:
 Transfer of fixed maturity securities to former affiliate...................... $    --  $    --  $   293
                                                                                 =======  =======  =======
 Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $    --  $    --  $   293
                                                                                 =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      8

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a
Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("BH Holdings"), which is a direct wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF" together with its subsidiaries and affiliates, "Brighthouse Financial").

   BLIC offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and
Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife, Inc. (together with its subsidiaries and affiliates,
"MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). In connection with the
Separation, 80.8% of MetLife, Inc.'s interest in BHF was distributed to holders of MetLife, Inc.'s common stock. On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result,
MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of
  Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and limited liability companies ("LLCs") in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in limited partnerships and LLCs when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The
  Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as may be discussed when applicable in the Notes to the
  Consolidated Financial Statements.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, and expenses as appropriate to the respective product type.

                                      9

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      For traditional long-duration insurance contracts (term, whole life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency.
   To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees.
   The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances.
   Revenues from such contracts consist of asset-based investment management fees, cost of insurance charges, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder, except for non-level insurance charges which are deferred and amortized over the life of the contracts.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees'
  compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non-participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition
  (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

                                      10

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the
  Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income.
  When expected future gross profits are below those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

     The Company also has intangible assets representing deferred sales inducements ("DSI") and the value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination.
  The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and former related party reinsurers. Cessions under reinsurance agreements do not discharge the
  Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

                                      11

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring the occurrence of specific insurable event, or the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving policyholder behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs")
  and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

                                      12

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability.
  The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked Annuities

     The Company issues and assumes through reinsurance index-linked annuities.
  The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach.
  Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as
   available-for-sale ("AFS") and are reported at their estimated fair value.
   Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities
   ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured
   Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured
   Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                                      13

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Limited Partnerships and LLCs

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value.
   The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives"
   below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to
   100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The
   Company is liable to return to the counterparties the cash collateral received.

                                      14

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

      The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised;
   (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

   Embedded Derivatives

      The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include:
   variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity
   GMIBs. Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.
   Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

      See "-- Variable Annuity Guarantees," "-- Index-Linked Annuities" and "--
   Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

                                      15

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse
  Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards
  Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes
  ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies
  ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances.
  When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

                                      16

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New
   England Life Insurance Company ("NELICO"), an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The
Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. There were no ASUs adopted during 2019 that had a material impact on the Company's financial statements.

                                      17

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   ASUs issued but not yet adopted as of December 31, 2019 are summarized in the table below.

Standard                             Description                 Effective Date     Impact on Financial Statements
--------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial  The amendments to Topic 944 will       January 1, 2022     The Company is in the early
Services - Insurance    result in significant changes to the                       stages of evaluating the new
(Topic 944): Targeted   accounting for long-duration                               guidance and therefore is
Improvements to the     insurance contracts. These changes                         unable to estimate the impact to
Accounting for Long-    (1) require all guarantees that                            its financial statements. The
Duration Contracts      qualify as market risk benefits to be                      most significant impact is
                        measured at fair value, (2) require                        expected to be the measurement
                        more frequent updating of assumptions                      of liabilities for variable
                        and modify existing discount rate                          annuity guarantees.
                        requirements for certain insurance
                        liabilities, (3) modify the methods
                        of amortization for DAC, and
                        (4) require new qualitative and
                        quantitative disclosures around
                        insurance contract asset and
                        liability balances and the judgments,
                        assumptions and methods used to
                        measure those balances. The market
                        risk benefit guidance is required to
                        be applied on a retrospective basis,
                        while the changes to guidance for
                        insurance liabilities and DAC may be
                        applied to existing carrying amounts
                        on the effective date or on a
                        retrospective basis.
--------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial  The amendments to Topic 326 replace    January 1, 2020     The adoption of this new
Instruments - Credit    the incurred loss impairment           using the modified  guidance will not have a
Losses (Topic 326):     methodology for certain financial      retrospective       material impact on the
Measurement of Credit   instruments with one that reflects     method (with        Company's financial
Losses on Financial     expected credit losses based on        early adoption      statements.
Instruments             historical loss information, current   permitted
                        conditions, and reasonable and         beginning
                        supportable forecasts. The new         January 1, 2019)
                        guidance also requires that an OTTI
                        on a debt security will be recognized
                        as an allowance going forward, such
                        that improvements in expected future
                        cash flows after an impairment will
                        no longer be reflected as a
                        prospective yield adjustment through
                        net investment income, but rather a
                        reversal of the previous impairment
                        and recognized through realized
                        investment gains and losses.
--------------------------------------------------------------------------------------------------------------------

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off.
In addition, the Company reports certain of its results of operations in
Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes long-term care and workers' compensation business reinsured through 100%
  quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

                                      18

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results.
Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to
Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the
Company's primary businesses principally by excluding the impact of market volatility, which could distort trends.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   .   Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   .   Certain variable annuity GMIB fees ("GMIB Fees") and amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses).

   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   .   Amounts associated with benefits related to GMIBs ("GMIB Costs");

   .   Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   .   Amortization of DAC and VOBA related to: (i) net investment gains
       (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB
       Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   The segment accounting policies are the same as those used to prepare the
Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

                                      19

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   Set forth in the tables below are the operating results with respect to the
Company's segments, as well as Corporate & Other, for the years ended
December 31, 2019, 2018 and 2017 and at December 31, 2019 and 2018.

                                                                                            Operating Results
                                                                         -------------------------------------------------------
                                                                                                           Corporate
 Year Ended December 31, 2019                                            Annuities    Life      Run-off     & Other        Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Pre-tax adjusted earnings............................................... $    1,233 $     239 $     (580) $     (234) $      658
Provision for income tax expense (benefit)..............................        230        49       (126)       (112)         41
                                                                         ---------- --------- ----------  ----------  ----------
Post-tax adjusted earnings..............................................      1,003       190       (454)       (122)        617
Less: Net income (loss) attributable to noncontrolling interests........         --        --         --           1           1
                                                                         ---------- --------- ----------  ----------  ----------
 Adjusted earnings...................................................... $    1,003 $     190 $     (454) $     (123)        616
                                                                         ========== ========= ==========  ==========
Adjustments for:
Net investment gains (losses)...........................................                                                      92
Net derivative gains (losses)...........................................                                                  (2,046)
Other adjustments to net income (loss)..................................                                                     150
Provision for income tax (expense) benefit..............................                                                     379
                                                                                                                      ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                              $     (809)
                                                                                                                      ==========
Interest revenue........................................................ $    1,798 $     376 $    1,265  $       53
Interest expense........................................................ $       -- $      -- $       --  $       60

                                                                                                           Corporate
 Balance at December 31, 2019                                            Annuities    Life      Run-off     & Other     Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Total assets............................................................ $  152,740 $  16,389 $   35,132  $   11,892  $  216,153
Separate account assets................................................. $   95,524 $   2,043 $    2,101  $       --  $   99,668
Separate account liabilities............................................ $   95,524 $   2,043 $    2,101  $       --  $   99,668

                                      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2018                                          Annuities     Life      Run-off     & Other        Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,179 $     211  $      (58) $     (229) $     1,103
Provision for income tax expense (benefit)............................        201        43         (14)        (73)         157
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        978       168         (44)       (156)         946
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --           1            1
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      978 $     168  $      (44) $     (157)         945
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                      (204)
Net derivative gains (losses).........................................                                                       745
Other adjustments to net income (loss)................................                                                      (523)
Provision for income tax (expense) benefit............................                                                         4
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $       967
                                                                                                                     ===========
Interest revenue...................................................... $    1,523 $     373  $    1,309  $       44
Interest expense...................................................... $       -- $      --  $       --  $        6

                                                                                                          Corporate
 Balance at December 31, 2018                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Total assets.......................................................... $  137,079 $  14,928  $   32,390  $   11,433  $   195,830
Separate account assets............................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511
Separate account liabilities.......................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2017                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,230 $     (68) $     (466) $     (114) $       582
Provision for income tax expense (benefit)............................        323       (30)       (172)        338          459
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        907       (38)       (294)       (452)         123
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --          --           --
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      907 $     (38) $     (294) $     (452)         123
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                       (27)
Net derivative gains (losses).........................................                                                    (1,468)
Other adjustments to net income (loss)................................                                                      (708)
Provision for income tax (expense) benefit............................                                                     1,197
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $      (883)
                                                                                                                     ===========
Interest revenue...................................................... $    1,263 $     300  $    1,399  $      142
Interest expense...................................................... $       -- $      (4) $       23  $       39

                                      21

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2019          2018         2017
                                                                       ------------  ------------ ------------
                                                                                    (In millions)
Annuities............................................................. $      4,062  $      3,921 $      3,721
Life..................................................................        1,115         1,160        1,036
Run-off...............................................................        2,009         2,112        2,148
Corporate & Other.....................................................          145           147          250
Adjustments...........................................................       (1,704)          782       (1,357)
                                                                       ------------  ------------ ------------
   Total.............................................................. $      5,627  $      8,122 $      5,798
                                                                       ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product group:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2019         2018         2017
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,522 $      2,662 $      2,729
Life insurance products...............................................        1,561        1,677        1,587
Other products........................................................           12            7            4
                                                                       ------------ ------------ ------------
   Total.............................................................. $      4,095 $      4,346 $      4,320
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2019, 2018 and 2017.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed
MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South
Carolina, MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse
Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of
Delaware ("BRCD"), and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion.
The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution
Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost.
The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                                      22

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2019          2018
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      43,731 $      37,266
Life..................................................................         7,507         7,336
Run-off...............................................................        28,064        25,447
Corporate & Other.....................................................         7,701         7,597
                                                                       ------------- -------------
   Total.............................................................. $      87,003 $      77,646
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from
3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole life insurance uses an interest assumption based upon non-forfeiture interest rate of 4% and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole life insurance represented 3% of the Company's life insurance in-force at both December 31,
2019 and 2018, and 38% of gross traditional life insurance premiums for each of the years ended December 31, 2019, 2018 and 2017.

   The liability for future policyholder benefits for long-term disability
(included in the Life segment) and long-term care insurance (included in the
Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%.
Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 6%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8.

   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                                      23

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                               Universal and
                                                                  Variable
                                 Variable Annuity Contracts    Life Contracts
                               ------------------------------  --------------
                                                                 Secondary
                                    GMDBs           GMIBs        Guarantees         Total
                               --------------  --------------  --------------  --------------
                                                        (In millions)
Direct
Balance at January 1, 2017.... $        1,106  $        2,206  $        3,540  $        6,852
Incurred guaranteed benefits..            367             344             692           1,403
Paid guaranteed benefits......            (57)             --              --             (57)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,416           2,550           4,232           8,198
Incurred guaranteed benefits..            183             358             483           1,024
Paid guaranteed benefits......            (56)             --              --             (56)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,543           2,908           4,715           9,166
Incurred guaranteed benefits..            142             168             874           1,184
Paid guaranteed benefits......            (89)             --              --             (89)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,596  $        3,076  $        5,589  $       10,261
                               ==============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2017.... $          (45) $          (19) $        1,105  $        1,041
Incurred guaranteed benefits..             94             (28)           (159)            (93)
Paid guaranteed benefits......            (55)             --              --             (55)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..             (6)            (47)            946             893
Incurred guaranteed benefits..             48              (3)             18              63
Paid guaranteed benefits......            (54)             --              --             (54)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..            (12)            (50)            964             902
Incurred guaranteed benefits..             84              (1)            119             202
Paid guaranteed benefits......            (87)             --              --             (87)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $          (15) $          (51) $        1,083  $        1,017
                               ==============  ==============  ==============  ==============
Net
Balance at January 1, 2017.... $        1,151  $        2,225  $        2,435  $        5,811
Incurred guaranteed benefits..            273             372             851           1,496
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,422           2,597           3,286           7,305
Incurred guaranteed benefits..            135             361             465             961
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,555           2,958           3,751           8,264
Incurred guaranteed benefits..             58             169             755             982
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,611  $        3,127  $        4,506  $        9,244
                               ==============  ==============  ==============  ==============

                                      24

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2019                                     2018
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................    $     100,034        $     57,069         $     92,794        $     53,330
Separate account value....................    $      95,430        $     56,027         $     88,065        $     52,225
Net amount at risk........................    $       6,617 (4)    $      4,495 (5)     $     10,945 (4)    $      3,903 (5)
Average attained age of contract holders..         69 years            69 years             69 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2019          2018
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       5,957 $       6,099
      Net amount at risk (6).................. $      71,124 $      73,131
      Average attained age of policyholders...      66 years      65 years

      Variable Life Contracts
      Total account value (3)................. $       1,133 $         954
      Net amount at risk (6).................. $      12,082 $      13,040
      Average attained age of policyholders...      45 years      45 years
-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                                      25

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2019          2018
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                  Balanced........ $      62,266 $      58,258
                  Equity..........        25,580        22,292
                  Bond............         7,729         7,592
                  Money Market....            16            17
                                   ------------- -------------
                      Total....... $      95,591 $      88,159
                                   ============= =============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During each of the years ended December 31, 2019, 2018 and 2017, the Company issued no funding agreements and repaid $6 million. At December 31,
2019 and 2018, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $134 million and $136 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank
("FHLB") of Atlanta and holds common stock in certain regional banks in the
FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2019 and 2018 were $39 million and $64 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both
December 31, 2019 and 2018 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the
FHLBs.

   In February 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize
Brighthouse Life Insurance Company's obligations under the funding agreements.
Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life
Insurance Company's liabilities to Farmer Mac. At December 31, 2019, there were no borrowings under this funding agreement program.

                                      26

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2019          2018          2017
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      4,518  $      5,015  $      5,667
Capitalizations.......................................................          365           319           256
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................          220          (370)          127
All other amortization................................................         (586)         (535)         (958)
                                                                       ------------  ------------  ------------
   Total amortization.................................................         (366)         (905)         (831)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................         (190)           89           (77)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,327         4,518         5,015
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          568           608           672
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................           (1)           (1)           (9)
All other amortization................................................          (28)         (105)          (76)
                                                                       ------------  ------------  ------------
 Total amortization...................................................          (29)         (106)          (85)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................          (57)           66            21
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          482           568           608
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      4,809  $      5,086  $      5,623
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate &
Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2019         2018
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,168 $      4,357
Life..................................................................          539          613
Run-off...............................................................            5            5
Corporate & Other.....................................................           97          111
                                                                       ------------ ------------
   Total.............................................................. $      4,809 $      5,086
                                                                       ============ ============

                                      27

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      391  $      411  $      432
Capitalization........................................................          2           2           2
Amortization..........................................................        (36)        (39)        (12)
Unrealized investment gains (losses)..................................          5          17         (11)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      362  $      391  $      411
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $       91  $      105  $      120
Amortization..........................................................        (13)        (14)        (15)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       78  $       91  $      105
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      182  $      169  $      155
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2020.................................................................. $        69 $        12
2021.................................................................. $        61 $        10
2022.................................................................. $        53 $         9
2023.................................................................. $        46 $         8
2024.................................................................. $        41 $         7

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by NELICO, former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                                      28

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by
NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The
Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case-by-case basis, the
Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2019, the Company had $6.7 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements. Additionally, the Company is indemnified for losses and certain other payment obligations it might incur with respect to such reinsured long-term care insurance business.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process.
Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2019 and 2018, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.4 billion and
$5.0 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2019 and 2018, respectively.

   At December 31, 2019, the Company had $13.5 billion of net ceded reinsurance recoverables with third-parties. Of this total, $11.7 billion, or 87%, were with the Company's five largest ceded reinsurers, including $4.0 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2018, the
Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including $3.8 billion of net ceded reinsurance recoverables which were unsecured.

                                      29

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2019       2018       2017
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,597    $ 1,640    $ 1,731
Reinsurance assumed...................................................        15         12         13
Reinsurance ceded.....................................................      (765)      (783)      (916)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   847    $   869    $   828
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,432    $ 3,617    $ 3,653
Reinsurance assumed...................................................        79        101        103
Reinsurance ceded.....................................................      (529)      (528)      (600)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 2,982    $ 3,190    $ 3,156
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   244    $   262    $   260
Reinsurance assumed...................................................         3          2         29
Reinsurance ceded.....................................................        19         23         47
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   266    $   287    $   336
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 5,267    $ 4,724    $ 5,080
Reinsurance assumed...................................................        70         75         89
Reinsurance ceded.....................................................    (1,799)    (1,619)    (1,575)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,538    $ 3,180    $ 3,594
                                                                       =========  =========  =========
Other expenses
Direct other expenses.................................................   $ 1,839    $ 1,812    $ 1,835
Reinsurance assumed...................................................       (10)        (4)        19
Reinsurance ceded.....................................................       (20)       (45)       (21)
                                                                       ---------  ---------  ---------
 Net other expenses...................................................   $ 1,809    $ 1,763    $ 1,833
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                December 31,
                                                   -----------------------------------------------------------------------
                                                                  2019                                2018
                                                   ---------------------------------- ------------------------------------
                                                                              Total                                Total
                                                                             Balance                              Balance
                                                    Direct   Assumed  Ceded   Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- -------- ------- -------- -------- --------  -------- --------
                                                                                (In millions)
Assets
Premiums, reinsurance and other receivables....... $    420   $   39 $13,828 $ 14,287 $    384  $    60  $ 12,669 $ 13,113
Liabilities
Policyholder account balances..................... $ 42,062   $3,059 $    -- $ 45,121 $ 37,586  $ 1,744  $     -- $ 39,330
Other policy-related balances..................... $  1,126   $1,675 $    -- $  2,801 $  1,051  $ 1,677  $     -- $  2,728
Other liabilities................................. $  3,410   $   11 $ 1,063 $  4,484 $  2,804  $    (4) $    655 $  3,455

                                      30

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were
$2.0 billion and $1.4 billion at December 31, 2019 and 2018, respectively. The deposit liabilities on reinsurance were $2.4 billion and $1.4 billion at
December 31, 2019 and 2018, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain
MetLife, Inc. subsidiaries, including Metropolitan Life Insurance Company
("MLIC"), Metropolitan Tower Life Insurance Company, MetLife Reinsurance
Company of Vermont and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................       $  5       $   7       $  13
Reinsurance ceded.....................................................         --        (201)       (537)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................       $  5       $(194)      $(524)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................       $  6       $  51       $ 103
Reinsurance ceded.....................................................         --           1         (14)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........       $  6       $  52       $  89
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................       $  3       $   2       $  29
Reinsurance ceded.....................................................         --          18          44
                                                                       ----------  ----------  ----------
 Net other revenues...................................................       $  3       $  20       $  73
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................       $ 34       $  52       $  87
Reinsurance ceded.....................................................         --        (178)       (420)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................       $ 34       $(126)      $(333)
                                                                       ==========  ==========  ==========
Other expenses
Reinsurance assumed...................................................       $(32)      $ (13)      $  18
Reinsurance ceded.....................................................         --          (5)         --
                                                                       ----------  ----------  ----------
 Net other expenses...................................................       $(32)      $ (18)      $  18
                                                                       ==========  ==========  ==========

                                      31

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                    December 31,
                                                                       ---------------------------------------
                                                                               2019                2018
                                                                       -------------------- ------------------
                                                                         Assumed      Ceded   Assumed    Ceded
                                                                       ---------  --------- ---------  -------
                                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 26        $--      $ 21      $--
Liabilities
Policyholder account balances.........................................      $443        $--      $386      $--
Other policy-related balances.........................................      $ 11        $--      $ 14      $--
Other liabilities.....................................................      $(21)       $--      $(38)     $--

   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $443 million and $386 million at December 31, 2019 and 2018, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($53) million, $53 million and $67 million for the years ended
December 31, 2019, 2018 and 2017, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of
$68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were less than $1 million and ($126) million for the years ended December 31, 2018 and 2017, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million.
The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were $110 million for the year ended December 31,
2017. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017.
The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to
MLIC. This recapture resulted in a decrease in cash and cash equivalents of
$150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. There were no deposit assets on related party reinsurance at both December 31, 2019 and 2018. The deposit liabilities on related party reinsurance were $164 million and $174 million at December 31,
2019 and 2018, respectively.

                                      32

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2019                             December 31, 2018
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities:
U.S. corporate......  $ 27,841 $ 2,815      $ 65  $  --   $ 30,591  $ 23,902 $   816  $    659  $  --   $ 24,059
Foreign corporate...     9,017     736        67     --      9,686     8,044     157       306     --      7,895
RMBS................     8,600     440        14     (4)     9,030     8,309     246       122     (2)     8,435
U.S. government and
 agency.............     5,396   1,848        --     --      7,244     7,503   1,251       110     --      8,644
CMBS................     5,460     263         9     --      5,714     5,177      42        87     (1)     5,133
State and political
 subdivision........     3,326     687         2     --      4,011     3,202     399        15     --      3,586
ABS.................     1,940      21        11     --      1,950     2,120      13        22     --      2,111
Foreign government..     1,503     250         2     --      1,751     1,415     101        31     --      1,485
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 63,083 $ 7,060      $170  $  (4)  $ 69,977  $ 59,672 $ 3,025  $  1,352  $  (3)  $ 61,348
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========
--------

(1) Noncredit OTTI losses included in accumulated other comprehensive income
    (loss) ("AOCI") in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities.

     The Company held no non-income producing fixed maturity securities at
  December 31, 2019. The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at
  December 31, 2018.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2019:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,682  $      6,815  $      12,485 $      26,101 $    16,000 $    63,083
Estimated fair value.......... $      1,691  $      7,038  $      13,343 $      31,211 $    16,694 $    69,977

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                                      33

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                           December 31, 2019                             December 31, 2018
                               --------------------------------------------- ------------------------------------------------
                                                    Equal to or Greater than                      Equal to or Greater than 12
                               Less than 12 Months       12 Months           Less than 12 Months         Months
                               -------------------- ------------------------ -------------------- ---------------------------
                               Estimated   Gross    Estimated     Gross      Estimated   Gross    Estimated       Gross
                                 Fair    Unrealized   Fair      Unrealized     Fair    Unrealized   Fair        Unrealized
                                 Value     Losses     Value       Losses       Value     Losses     Value         Losses
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
                                                              (Dollars in millions)
Fixed maturity securities:
U.S. corporate................  $  1,931  $      43  $    320    $      22   $  10,450   $    465 $    2,290    $      194
Foreign corporate.............       577         12       510           55       3,916        199        746           107
RMBS..........................       802          6       346            4       1,550         21      2,567            99
U.S. government and agency....        14         --        --           --         359          7      1,355           103
CMBS..........................       552          7       171            2       2,264         52        800            34
State and political
 subdivision..................       120          2         8           --         346          7        158             8
ABS...........................       358          2       676            9       1,407         21         70             1
Foreign government............        65          2        --           --         520         25        132             6
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
 Total fixed maturity
   securities.................  $  4,419  $      74  $  2,031    $      92   $  20,812   $    797 $    8,118    $      552
                               ========= ========== =========   ==========   ========= ========== ==========    ==========
 Total number of securities
   in an unrealized loss
   position...................       686                  297                    2,988                 1,022
                               =========            =========                =========            ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS
Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the
  Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security;
  or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                                      34

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the
  Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2019.

     Gross unrealized losses on fixed maturity securities decreased
  $1.2 billion during the year ended December 31, 2019 to $166 million. The decrease in gross unrealized losses for the year ended December 31, 2019, was primarily attributable to decreasing longer-term interest rates and narrowing credit spreads.

     At December 31, 2019, $9 million of the total $166 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                          December 31,
                                         -----------------------------------------------
                                                  2019                    2018
                                         ----------------------- -----------------------
                                          Carrying      % of      Carrying      % of
                                           Value        Total      Value        Total
                                         ----------- ----------- ----------- -----------
                                                      (Dollars in millions)
Mortgage loans:
Commercial.............................. $     9,694       61.9% $     8,502       62.6%
Agricultural............................       3,326        21.2       2,874        21.1
Residential.............................       2,708        17.3       2,276        16.7
                                         ----------- ----------- ----------- -----------
 Subtotal (1)...........................      15,728       100.4      13,652       100.4
Valuation allowances (2)................        (64)       (0.4)        (56)       (0.4)
                                         ----------- ----------- ----------- -----------
 Total mortgage loans, net.............. $    15,664      100.0% $    13,596      100.0%
                                         =========== =========== =========== ===========
----------

(1) Purchases of mortgage loans from third parties were $962 million and
    $1.9 billion for the years ended December 31, 2019 and 2018, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation
    (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price.
   A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                                      35

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       -------------------------------------             % of      Fair       % of
                           1.20x   1.00x - 1.20x    < 1.00x     Total    Total    Value       Total
                       ---------- --------------- ---------- --------- -------- ----------- --------
                                                   (Dollars in millions)
December 31, 2019
Loan-to-value ratios:
Less than 65%.........     $8,300            $272       $158    $8,730    90.1%     $ 9,142    90.2%
65% to 75%............        746              26          8       780      8.0         805      8.0
76% to 80%............        184              --         --       184      1.9         184      1.8
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $9,230            $298       $166    $9,694   100.0%     $10,131   100.0%
                       ========== =============== ========== ========= ======== =========== ========
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89       $ 34    $7,567    89.0%     $ 7,642    89.0%
65% to 75%............        762              --         24       786      9.2         797      9.3
76% to 80%............        141              --          8       149      1.8         145      1.7
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $8,347            $ 89       $ 66    $8,502   100.0%     $ 8,584   100.0%
                       ========== =============== ========== ========= ======== =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                               -----------------------------------------
                                       2019                 2018
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                 Investment   Total   Investment   Total
                               ------------ ------- ------------ -------
                                         (Dollars in millions)
        Loan-to-value ratios:
        Less than 65%.........       $3,130   94.1%       $2,551   88.8%
        65% to 75%............          196     5.9          322    11.2
        76% to 80%............           --      --            1      --
                               ------------ ------- ------------ -------
            Total.............       $3,326  100.0%       $2,874  100.0%
                               ============ ======= ============ =======

      The estimated fair value of agricultural mortgage loans was $3.4 billion and $2.9 billion at December 31, 2019 and 2018, respectively.

                                      36

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         ---------------------------------------------------------------------
                                        2019                               2018
                         ---------------------------------- ----------------------------------
                           Recorded Investment   % of Total   Recorded Investment   % of Total
                         --------------------- ------------ --------------------- ------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............                $2,671        98.6%                $2,240        98.4%
Nonperforming...........                    37          1.4                    36          1.6
                         --------------------- ------------ --------------------- ------------
    Total...............                $2,708       100.0%                $2,276       100.0%
                         ===================== ============ ===================== ============

     The estimated fair value of residential mortgage loans was $2.8 billion and $2.3 billion at December 31, 2019 and 2018, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2019 and 2018. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans --
  90 days. The Company had no commercial mortgage loans past due or in nonaccrual status at either December 31, 2019 or 2018. Agricultural mortgage loans past due and in nonaccrual status totaled $21 million at December 31,
  2019. The Company had less than $1 million past due and no agricultural mortgage loans in nonaccrual status at December 31, 2018. Residential mortgage loans past due and in nonaccrual status totaled $37 million and
  $36 million at December 31, 2019 and 2018, respectively. During the years ended December 31, 2019 and 2018, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over
90% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and
FHLB stock.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                                      37

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................  $ 6,894    $1,679   $ 4,724
Equity securities...........................................       --        --        39
Derivatives.................................................      232       253       231
Other.......................................................      (15)      (15)       (8)
                                                             --------  --------  --------
 Subtotal...................................................    7,111     1,917     4,986
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................   (2,691)     (885)   (2,370)
DAC, VOBA and DSI...........................................     (332)      (90)     (262)
                                                             --------  --------  --------
 Subtotal...................................................   (3,023)     (975)   (2,632)
Deferred income tax benefit (expense).......................     (859)     (198)     (494)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................  $ 3,229    $  744   $ 1,860
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $   744   $ 1,860   $ 1,277
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax.......................       --       (79)       --
                                                             --------  --------  --------
Balance at January 1,.......................................      744     1,781     1,277
Unrealized investment gains (losses) during the year........    5,194    (2,990)    1,939
Unrealized investment gains (losses) relating to:
Future policy benefits......................................   (1,806)    1,485    (1,448)
DAC, VOBA and DSI...........................................     (242)      172       (67)
Deferred income tax benefit (expense).......................     (661)      296       159
                                                             --------  --------  --------
Balance at December 31,.....................................  $ 3,229   $   744   $ 1,860
                                                             ========  ========  ========
Change in net unrealized investment gains (losses)..........  $ 2,485   $(1,037)  $   583
                                                             ========  ========  ========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both
December 31, 2019 and 2018.

                                      38

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2019       2018
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $2,031     $3,056
 Estimated fair value.......................................     $2,996     $3,628
Cash collateral received from counterparties (2)............     $3,074     $3,646
Security collateral received from counterparties (3)........     $   --     $   55
Reinvestment portfolio -- estimated fair value..............     $3,174     $3,658
-------------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2019                      December 31, 2018
                                         -------------------------------------- --------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          -----------------------------
                                                     1 Month  1 to 6                        1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)  or Less    Months     Total
                                         ---------  --------  -------  -------- ---------  --------  -------  --------
                                                                      (In millions)
U.S. government and agency..............    $1,279    $1,094     $701    $3,074    $1,474    $1,823     $349    $3,646
-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2019 was $1.2 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, non-agency RMBS and U.S. government and agency securities) with 54% invested in agency RMBS, cash and cash equivalents and U.S. government and agency securities at December 31, 2019. If the securities on loan or the reinvestment portfolio become less liquid, the
Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the
Company.

                                      39

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................  $ 9,345  $ 8,172
Invested assets held in trust (reinsurance agreements) (2)................................    4,561    3,455
Invested assets pledged as collateral (3).................................................    3,640    3,340
                                                                                           -------- --------
 Total invested assets on deposit, held in trust and pledged as collateral................  $17,546  $14,967
                                                                                           ======== ========
-------------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policyholder liabilities, of which $69 million and $55 million of the assets on deposit balance represents restricted cash at December 31, 2019 and 2018, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $124 million and $87 million of the assets held in trust balance represents restricted cash at
    December 31, 2019 and 2018, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the
Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $926 million and $1.1 billion at December 31, 2019 and 2018, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $761 million and
$860 million at December 31, 2019 and 2018, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $44 million and
$62 million for the years ended December 31, 2019 and 2018, respectively.
Purchases of PCI investments were insignificant in both of the years ended
December 31, 2019 and 2018.

Collectively Significant Equity Method Investments

   The Company holds investments in limited partnerships and LLCs consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.4 billion at December 31, 2019. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of
$1.5 billion at December 31, 2019. The Company's investments in limited partnerships and LLCs are generally of a passive nature in that the Company does not participate in the management of the entities.

                                      40

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss)
for each of the years ended 2019, 2018, and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2019, 2018 and 2017. Aggregate total assets of these entities totaled $403.6 billion and $344.6 billion at December 31, 2019 and 2018, respectively. Aggregate total liabilities of these entities totaled
$52.7 billion and $30.1 billion at December 31, 2019 and 2018, respectively.
Aggregate net income (loss) of these entities totaled $33.3 billion,
$33.3 billion and $36.2 billion for the years ended December 31, 2019, 2018 and
2017, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at December 31, 2019 or 2018.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and
  Structured Securities, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the
  Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the
  VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "--
  Fixed Maturity Securities AFS" for information on these securities.

  Limited Partnerships and LLCs

     The Company holds investments in certain limited partnerships and LLCs which are VIEs. These ventures include limited partnerships, LLCs, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in Note 14.

                                      41

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

     The carrying amount and maximum exposure to loss related to the VIEs in which the Company concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2019                     2018
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,959     $12,317      $12,848     $12,848
Limited partnerships and LLCs...............................        1,892       3,065        1,743       3,130
                                                             ------------ ----------- ------------ -----------
   Total....................................................      $14,851     $15,382      $14,591     $15,978
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2019       2018       2017
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,627     $2,499     $2,347
Equity securities...........................................          8          7          9
Mortgage loans..............................................        676        538        450
Policy loans................................................         46         62         49
Limited partnerships and LLCs (1)...........................        220        258        235
Cash, cash equivalents and short-term investments...........         72         26         30
Other.......................................................         38         38         28
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,687      3,428      3,148
Less: Investment expenses...................................        201        193        175
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,486     $3,235     $2,973
                                                             ========== ========== ==========
-------------

(1) Includes net investment income pertaining to other limited partnership interests of $181 million, $211 million and $182 million for the years ended December 31, 2019, 2018 and 2017, respectively.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                                      42

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Fixed maturity securities.................................................................     $ 87     $(178)     $(26)
Equity securities.........................................................................       17       (16)       22
Mortgage loans............................................................................      (10)      (13)       (9)
Limited partnerships and LLCs.............................................................        7        40        (7)
Other.....................................................................................       (9)      (37)       (7)
                                                                                           --------  --------  --------
   Total net investment gains (losses)....................................................     $ 92     $(204)     $(27)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2019        2018        2017
                                                             ----------  ----------  ----------
                                                                        (In millions)
Proceeds....................................................     $8,541     $11,159     $11,974
                                                             ==========  ==========  ==========
Gross investment gains......................................     $  232     $   101     $    58
Gross investment losses.....................................       (145)       (279)        (84)
                                                             ----------  ----------  ----------
   Net investment gains (losses)............................     $   87     $  (178)    $   (26)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   All of the transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value and amortized cost of invested assets transferred to former affiliates was
$292 million and $294 million, respectively, for the year ended December 31,
2017. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was ($2) million for the year ended December 31,
2017.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets.
This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife
Investment Management, LLC (formerly known as MetLife Investment Advisors,
LLC), which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million and $93 million for the years ended
December 31, 2018 and 2017, respectively.

                                      43

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate, credit and equity market.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties
("OTC-bilateral").

  Interest Rate Derivatives

     Interest rate swaps: The Company uses interest rate swaps to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate swaps are used in non-qualifying hedging relationships.

     Interest rate caps: The Company uses interest rate caps to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

     Swaptions: The Company uses swaptions to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Swaptions are used in non-qualifying hedging relationships. Swaptions are included in interest rate options.

     Interest rate forwards: The Company uses interest rate forwards to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate forwards are used in cash flow and non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

     Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

     Foreign currency forwards: The Company uses foreign currency forwards to hedge currency exposure on its invested assets. Foreign currency forwards are used in non-qualifying hedging relationships.

  Credit Derivatives

     Credit default swaps: The Company uses credit default swaps to create synthetic credit investments to replicate credit exposure that is more economically attractive than what is available in the market or otherwise unavailable (written credit protection), or to reduce credit loss exposure on certain assets that the Company owns (purchased credit protection). Credit default swaps are used in non-qualifying hedging relationships.

  Equity Derivatives

     Equity index options: The Company uses equity index options primarily to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Additionally, the Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.

     Equity total return swaps: The Company uses equity total return swaps to hedge minimum guarantees embedded in certain variable annuity products against adverse changes equity markets. Equity total return swaps are used in non-qualifying hedging relationships.

                                      44

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

     Equity variance swaps: The Company uses equity variance swaps to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. Equity variance swaps are used in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives held at:

                                                                                      December 31,
                                                             --------------------------------------------------------------
                                                                          2019                            2018
                                                             ------------------------------- ------------------------------
                                                                        Estimated Fair Value           Estimated Fair Value
                                                                        --------------------           --------------------
                                                               Gross                          Gross
                                                              Notional                       Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate forwards.... Interest rate                     $      420 $     22    $     -- $      -- $     --    $     --
Foreign currency swaps.... Foreign currency exchange rate         2,701      176          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
 Total qualifying hedges...................................       3,121      198          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps....... Interest rate                          7,559      878          29    10,747      528         558
Interest rate caps........ Interest rate                          3,350        2          --     3,350       21          --
Interest rate futures..... Interest rate                             --       --          --        53       --          --
Interest rate options..... Interest rate                         29,750      782         187    17,168      168          61
Interest rate forwards.... Interest rate                          5,418       94         114        --       --          --
Foreign currency swaps.... Foreign currency exchange rate         1,040       94          15     1,398       99          18
Foreign currency forwards. Foreign currency exchange rate           138       --           1       125       --          --
Credit default swaps --
 purchased................ Credit                                    18       --          --        98        3          --
Credit default swaps --
 written.................. Credit                                 1,613       36          --     1,798       14           3
Equity futures............ Equity market                             --       --          --       169       --          --
Equity index options...... Equity market                         51,509      850       1,728    45,815    1,372       1,207
Equity variance swaps..... Equity market                          2,136       69          69     5,574       80         232
Equity total return swaps. Equity market                          7,723        2         367     3,920      280           3
                                                             ---------- -------- ----------- --------- -------- -----------
 Total non-designated or non-qualifying derivatives........     110,254    2,807       2,510    90,215    2,565       2,082
                                                             ---------- -------- ----------- --------- -------- -----------
Embedded derivatives:
Ceded guaranteed minimum
 income benefits.......... Other                                    N/A      217          --       N/A      228          --
Direct index-linked
 annuities................ Other                                    N/A       --       2,253       N/A       --         488
Direct guaranteed minimum
 benefits................. Other                                    N/A       --       1,548       N/A       --       1,546
Assumed guaranteed
 minimum benefits......... Other                                    N/A       --         442       N/A       --         386
Assumed index-linked
 annuities................ Other                                    N/A       --         339       N/A       --          96
                                                             ---------- -------- ----------- --------- -------- -----------
 Total embedded derivatives................................         N/A      217       4,582       N/A      228       2,516
                                                             ---------- -------- ----------- --------- -------- -----------
 Total.....................................................  $  113,375 $  3,222    $  7,119 $  92,676 $  2,993    $  4,628
                                                             ========== ======== =========== ========= ======== ===========

                                      45

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2019 and 2018. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the
Company's exposure to various risks and generally do not qualify for hedge accounting because they do not meet the criteria required under portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities and generally do not qualify for hedge accounting because they do not meet the criteria of being "highly effective" as outlined in ASC 815; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship.

   The following tables present the amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items presented in net derivative gains (losses):

                                                                     Year Ended December 31, 2019
                                                 ---------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                      Gains          Recognized                              of Gains
                                                     (Losses)          for           Net        Policyholder (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and  deferred
                                                   Derivatives        Items         Income        Claims       in AOCI
                                                 ----------------  ------------  ------------ -------------- ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate derivatives.......................          $    31          $ --           $ 2            $--       $25
Foreign currency exchange rate derivatives......               25           (29)           32             --        12
                                                 ----------------  ------------  ------------ -------------- ---------
  Total cash flow hedges........................               56           (29)           34             --        37
                                                 ----------------  ------------  ------------ -------------- ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................            1,589            --            --             --        --
Foreign currency exchange rate derivatives......               22            (3)           --             --        --
Credit derivatives..............................               44            --            --             --        --
Equity derivatives..............................           (2,476)           --            --             --        --
Embedded derivatives............................           (1,249)           --            --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total non-qualifying hedges...................           (2,070)           (3)           --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total.........................................          $(2,014)         $(32)          $34            $--       $37
                                                 ================  ============  ============ ============== =========

                                      46

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                      Gains          Recognized                               of Gains
                                                     (Losses)          for           Net        Policyholder  (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and   deferred
                                                   Derivatives        Items         Income        Claims        in AOCI
                                                 ----------------  ------------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives.......................     $        (12)    $      12     $       1     $       --    $    --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total fair value hedges.......................              (12)           12             1             --         --
                                                 ----------------  ------------  ------------ --------------  ---------
Cash flow hedges:
Interest rate derivatives.......................              129            (1)            5             --         (5)
Foreign currency exchange rate derivatives......               --            (1)           26             --        161
                                                 ----------------  ------------  ------------ --------------  ---------
  Total cash flow hedges........................              129            (2)           31             --        156
                                                 ----------------  ------------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................             (659)           --            --             --         --
Foreign currency exchange rate derivatives......               81            (7)           --             --         --
Credit derivatives..............................               (7)           --            --             --         --
Equity derivatives..............................              631            --            --             --         --
Embedded derivatives............................              579            --            --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total non-qualifying hedges...................              625            (7)           --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total.........................................     $        742     $       3     $      32     $       (8)   $   156
                                                 ================  ============  ============ ==============  =========

                                      47

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                              Year Ended December 31, 2017
                                                        -----------------------------------------------------------------------
                                                                              Net
                                                                           Derivative
                                                              Net            Gains
                                                           Derivative       (Losses)                                   Amount
                                                             Gains          Recognized                                of Gains
                                                            (Losses)          for           Net         Policyholder  (Losses)
                                                          Recognized for     Hedged       Investment   Benefits and   deferred
                                                          Derivatives        Items         Income         Claims        in AOCI
                                                        ----------------  ------------  ------------  --------------  ---------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives..............................     $          2     $      (2)   $        2     $        --    $    --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total fair value hedges...............................                2            (2)            2              --         --
                                                        ----------------  ------------  ------------  --------------  ---------
Cash flow hedges:
Interest rate derivatives..............................               --            --             6              --          1
Foreign currency exchange rate derivatives.............                8            (9)           19              --       (153)
                                                        ----------------  ------------  ------------  --------------  ---------
 Total cash flow hedges................................                8            (9)           25              --       (152)
                                                        ----------------  ------------  ------------  --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives..............................              (58)           --            --              10         --
Foreign currency exchange rate derivatives.............              (83)          (32)           --              --         --
Credit derivatives.....................................               34            --            --              --         --
Equity derivatives.....................................           (2,565)           --            (1)           (335)        --
Embedded derivatives...................................            1,237            --            --             (16)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total non-qualifying hedges...........................           (1,435)          (32)           (1)           (341)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total.................................................     $     (1,425)    $     (43)   $       26     $      (341)   $  (152)
                                                        ================  ============  ============  ==============  =========

   At December 31, 2019 and 2018, the balance in AOCI associated with cash flow hedges was $232 million and $253 million, respectively.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the
Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation.

                                      48

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2019                                   2018
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
 Credit Obligations (1)                    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $11         $  615          2.5        $ 8         $  689          2.0
Baa.....................................         25            998          5.1          3          1,109          5.0
                                         ---------- --------------              ---------- --------------
 Total..................................        $36         $1,613          4.1        $11         $1,798          3.9
                                         ========== ==============              ========== ==============
----------

(1) The Company has written credit protection on both single name and index references. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

   The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                             Gross Amounts Not Offset on the
                                               Consolidated Balance Sheets
                                             ------------------------------
                                                                                          Securities
                                                                Collateral                Collateral      Net Amount
                                Gross Amount    Financial       Received/                 Received/     After Securities
                                Recognized    Instruments (1)   Pledged (2)   Net Amount  Pledged (3)     Collateral
                               ------------- ----------------  ------------  ----------- ------------  -----------------
                                                                     (In millions)
December 31, 2019
Derivative assets.............        $3,046          $(1,458)      $(1,100)      $  488      $  (487)               $ 1
Derivative liabilities........        $2,522          $(1,458)      $    --       $1,064      $(1,061)               $ 3
December 31, 2018
Derivative assets.............        $2,820          $(1,671)      $(1,053)      $   96      $   (83)               $13
Derivative liabilities........        $2,104          $(1,671)      $    --       $  433      $  (433)               $--
----------

(1) Represents amounts subject to an enforceable master netting agreement or similar agreement.

                                      49

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

(2) The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.

(3) Securities collateral received by the Company is not recorded on the balance sheet. Amounts do not include excess of collateral pledged or received.

   The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

   The following table presents the aggregate estimated fair value of derivatives in a net liability position containing such credit contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments.

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Estimated fair value of derivatives in a net liability position (1).......................   $1,064     $433
Estimated Fair Value of Collateral Provided (2)
Fixed maturity securities.................................................................   $1,473     $797
----------

(1) After taking into consideration the existence of netting agreements.

(2) Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract.
    As a result, if the credit contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately.

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2  Quoted prices in markets that are not
                         active or inputs that are observable
                         either directly or indirectly. These
                         inputs can include quoted prices for
                         similar assets or liabilities other
                         than quoted prices in Level 1, quoted
                         prices in markets that are not
                         active, or other significant inputs
                         that are observable or can be derived
                         principally from or corroborated by
                         observable market data for
                         substantially the full term of the
                         assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

                                      50

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                               December 31, 2019
                                                             -----------------------------------------------------
                                                                    Fair Value Hierarchy
                                                             -----------------------------------
                                                                                                   Total Estimated
                                                                 Level 1     Level 2     Level 3    Fair Value
                                                             ----------- ----------- ----------- -----------------
                                                                                 (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................      $   --    $ 30,266      $  325          $ 30,591
Foreign corporate...........................................          --       9,554         132             9,686
RMBS........................................................          --       8,986          44             9,030
U.S. government and agency..................................       1,542       5,702          --             7,244
CMBS........................................................          --       5,714          --             5,714
State and political subdivision.............................          --       3,938          73             4,011
ABS.........................................................          --       1,877          73             1,950
Foreign government..........................................          --       1,751          --             1,751
                                                             ----------- ----------- ----------- -----------------
 Total fixed maturity securities............................       1,542      67,788         647            69,977
                                                             ----------- ----------- ----------- -----------------
Equity securities...........................................          14         125           8               147
Short-term investments......................................       1,004         473           5             1,482
Derivative assets: (1)
Interest rate...............................................          --       1,778          --             1,778
Foreign currency exchange rate..............................          --         265           5               270
Credit......................................................          --          25          11                36
Equity market...............................................          --         850          71               921
                                                             ----------- ----------- ----------- -----------------
 Total derivative assets....................................          --       2,918          87             3,005
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within asset host contracts (2)........          --          --         217               217
Separate account assets.....................................         180      99,485           3            99,668
                                                             ----------- ----------- ----------- -----------------
 Total assets...............................................      $2,740    $170,789      $  967          $174,496
                                                             =========== =========== =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate...............................................      $   --    $    330      $   --          $    330
Foreign currency exchange rate..............................          --          43          --                43
Equity market...............................................          --       2,093          71             2,164
                                                             ----------- ----------- ----------- -----------------
 Total derivative liabilities...............................          --       2,466          71             2,537
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within liability host contracts (2)....          --          --       4,582             4,582
                                                             ----------- ----------- ----------- -----------------
 Total liabilities..........................................      $   --    $  2,466      $4,653          $  7,119
                                                             =========== =========== =========== =================

                                      51

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                                                     December 31, 2018
                                                                  -------------------------------------------------------
                                                                          Fair Value Hierarchy
                                                                  -------------------------------------
                                                                                                          Total Estimated
                                                                      Level 1       Level 2     Level 3    Fair Value
                                                                  ----------- ------------- ----------- -----------------
                                                                                       (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................      $   --      $ 23,740      $  319          $ 24,059
Foreign corporate................................................          --         7,503         392             7,895
RMBS.............................................................          --         8,429           6             8,435
U.S. government and agency.......................................       2,334         6,310          --             8,644
CMBS.............................................................          --         5,004         129             5,133
State and political subdivision..................................          --         3,512          74             3,586
ABS..............................................................          --         2,072          39             2,111
Foreign government...............................................          --         1,485          --             1,485
                                                                  ----------- ------------- ----------- -----------------
 Total fixed maturity securities.................................       2,334        58,055         959            61,348
                                                                  ----------- ------------- ----------- -----------------
Equity securities................................................          13           124           3               140
Derivative assets: (1)
Interest rate....................................................          --           717          --               717
Foreign currency exchange rate...................................          --           288          11               299
Credit...........................................................          --            10           7                17
Equity market....................................................          --         1,634          98             1,732
                                                                  ----------- ------------- ----------- -----------------
 Total derivative assets.........................................          --         2,649         116             2,765
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within asset host contracts (2).............          --            --         228               228
Separate account assets..........................................         217        91,293           1            91,511
                                                                  ----------- ------------- ----------- -----------------
 Total assets....................................................      $2,564      $152,121      $1,307          $155,992
                                                                  =========== ============= =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate....................................................      $   --      $    619      $   --          $    619
Foreign currency exchange rate...................................          --            48          --                48
Credit...........................................................          --             2           1                 3
Equity market....................................................          --         1,205         237             1,442
                                                                  ----------- ------------- ----------- -----------------
 Total derivative liabilities....................................          --         1,874         238             2,112
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within liability host contracts (2).........          --            --       2,516             2,516
                                                                  ----------- ------------- ----------- -----------------
 Total liabilities...............................................      $   --      $  1,874      $2,754          $  4,628
                                                                  =========== ============= =========== =================
-------------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

                                      52

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors
   regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31,
   2019.

  Determination of Fair Value

   Fixed Maturity Securities

      The fair values for actively traded marketable bonds, primarily U.S.
   government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

                                      53

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

   Equity Securities and Short-term Investments

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as
   Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach.
   Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and
   OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.
   Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and
   OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its
   OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                                      54

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly- traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices.
   The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers Into or Out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.
   Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                                      55

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable
  Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                        December 31, 2019   December 31, 2018
                                                                      ------------------- -------------------
                                                                                                                  Impact of
                                                                                                               Increase in Input
                                  Valuation         Significant                                                 on Estimated
                                  Techniques     Unobservable Inputs         Range               Range           Fair Value
                               ----------------- -------------------- ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates       0.02%   -   11.31%  0.02%   -   11.31% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates           0.25%   -   16.00%  0.25%   -   16.00% Decrease (2)
                                                 Utilization rates     0.00%   -   25.00%  0.00%   -   25.00% Increase (3)
                                                 Withdrawal rates      0.25%   -   10.00%  0.25%   -   10.00% (4)
                                                 Long-term equity     16.24%   -   21.65% 16.50%   -   22.00% Increase (5)
                                                     volatilities
                                                 Nonperformance        0.54%   -    1.99%  1.91%   -    2.66% Decrease (6)
                                                     risk spread
-------------

(1) Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease)
    in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3;
  therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher
  (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                                      56

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

     The following tables summarize the change of all assets and (liabilities)
  measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                                                                                   Net
                                                 State and                                            Net        Embedded
                                     Structured  Political     Foreign     Equity     Short-term   Derivatives  Derivatives
                      Corporate (1) Securities   Subdivision  Government  Securities  Investments     (2)          (3)
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------
                                                                       (In millions)

 Balance,
 January 1,
 2018...............       $  1,937    $  1,222         $ --        $  5      $  124        $  14       $(279)     $(2,007)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................              1           2            1          --          --           --          152          571

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............           (32)         (6)          (1)          --          --           --            9           --

 Purchases
 (7)................             71          42           --          --           1           --            3           --

 Sales
 (7)................          (197)        (91)          (1)         (5)         (3)         (14)          (7)           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --           --        (852)

 Transfers
 into
 Level 3
 (8)................            414           9           75          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................        (1,483)     (1,004)           --          --       (119)           --           --           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2018...............            711         174           74          --           3           --        (122)      (2,288)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................             --           1            1          --          --           --         (12)      (1,249)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............             15           2          (1)          --          --           --          (1)           --

 Purchases
 (7)................            342          68           --          --           5            5           --           --

 Sales
 (7)................          (150)        (25)          (1)          --          --           --           --           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --          155        (828)

 Transfers
 into
 Level 3
 (8)................             24          42           --          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................          (485)       (145)           --          --          --           --          (4)           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2019...............       $    457    $    117         $ 73        $ --      $    8        $   5       $   16     $(4,365)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................       $      1    $     23         $ --        $ --      $   --        $  --       $ (52)     $  1,300
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................       $    (2)    $    (1)         $  1        $ --      $    1        $  --       $  148     $    268
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................       $     --    $     --         $  1        $ --      $   --        $  --       $ (10)     $(1,504)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................       $    (3)    $     28         $ --        $ --      $  (3)        $  --       $   92     $  1,233

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............       $    127    $     52         $ --        $ --      $   --        $  --       $   --     $     --

                     ------------

                      Separate
                       Account
                      Assets (4)
                     -----------

 Balance,
 January 1,
 2018...............        $  5

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           1

 Sales
 (7)................         (1)

 Issuances
 (7)................          --

 Settlements
 (7)................         (1)

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (3)
                     -----------

 Balance,
 December 31,
 2018...............           1

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           3

 Sales
 (7)................          --

 Issuances
 (7)................          --

 Settlements
 (7)................          --

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (1)
                     -----------

 Balance,
 December 31,
 2019...............        $  3
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................        $ --
                     ===========

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................        $ --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............        $ --

                                      57

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

----------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).
    Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.
    Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2019
                                             ----------------------------------------------
                                                         Fair Value Hierarchy
                                                       -------------------------
                                                                                   Total
                                             Carrying                            Estimated
                                              Value    Level 1 Level 2  Level 3  Fair Value
                                             --------- ------- ------- --------- ----------
                                                             (In millions)
Assets
Mortgage loans.............................. $  15,664 $    -- $    -- $  16,291  $  16,291
Policy loans................................ $     875 $    -- $   479 $     504  $     983
Other invested assets....................... $      51 $    -- $    39 $      12  $      51
Premiums, reinsurance and other receivables. $   2,053 $    -- $    41 $   2,427  $   2,468
Liabilities
Policyholder account balances............... $  15,474 $    -- $    -- $  15,576  $  15,576
Long-term debt.............................. $     844 $    -- $    39 $     903  $     942
Other liabilities........................... $     943 $    -- $   169 $     777  $     946
Separate account liabilities................ $   1,186 $    -- $ 1,186 $      --  $   1,186

                                      58

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                             December 31, 2018
                                              ------------------------------------------------
                                                            Fair Value Hierarchy
                                                         --------------------------
                                                                                      Total
                                               Carrying                             Estimated
                                                Value    Level 1 Level 2  Level 3   Fair Value
                                              ---------- ------- ------- ---------- ----------
                                                               (In millions)
Assets
Mortgage loans............................... $   13,596 $    -- $    -- $   13,761 $   13,761
Policy loans................................. $    1,001 $    -- $   619 $      452 $    1,071
Other invested assets........................ $       77 $    -- $    64 $       13 $       77
Premiums, reinsurance and other receivables.. $    1,426 $    -- $    31 $    1,501 $    1,532
Liabilities
Policyholder account balances................ $   15,183 $    -- $    -- $   13,732 $   13,732
Long-term debt............................... $      434 $    -- $    38 $      380 $      418
Other liabilities............................ $      395 $    -- $    54 $      323 $      377
Separate account liabilities................. $    1,025 $    -- $ 1,025 $       -- $    1,025

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                          December 31,
                                                                                        -----------------
                                                              Interest Rate    Maturity     2019     2018
                                                             --------------  ---------- -------- --------
                                                                                          (In millions)
Surplus note -- affiliated..................................          8.070%       2059     $412     $ --
Surplus note -- affiliated..................................          8.150%       2058      200      200
Surplus note -- affiliated..................................          7.800%       2058      200      200
Other long-term debt -- unaffiliated (1)....................          7.028%       2030       32       34
                                                                                        -------- --------
 Total long-term debt.......................................                                $844     $434
                                                                                        ======== ========
----------

(1) Represents non-recourse debt of a subsidiary for which creditors have no access, subject to customary exceptions, to the general assets of the
    Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2019 were
$2 million in each of 2020, 2021, 2022, 2023 and 2024 and $834 million thereafter.

   Interest expense related to long-term debt of $60 million, $6 million and
$58 million for the years ended December 31, 2019, 2018 and 2017, respectively, is included in other expenses, of which $58 million, $4 million and
$35 million, respectively, was associated with affiliated debt.

Surplus Notes

   On March 25, 2019, Brighthouse Life Insurance Company issued a $412 million surplus note due March 2059 to BH Holdings, which bears interest at a fixed rate of 8.07%, payable annually. Payments of interest and principal on this surplus note may be made only with the prior approval of the Delaware
Department of Insurance.

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058
Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21,
2018, with the prior approval of the Commonwealth of Massachusetts Division of
Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via
a non-cash extraordinary dividend. Payments of interest and principal on the
December 2058 Surplus Note may be made only with the prior approval of the
Delaware Department of Insurance.

                                      59

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September
2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September
2058 Surplus Note may be made only with the prior approval of the Delaware
Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc.
totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and
6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At
  December 31, 2019, there were no borrowings under this facility and there was
  $10.0 billion of funding available under this arrangement. For the years ended December 31, 2019, 2018 and 2017, the Company recognized commitment fees of $41 million, $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to
  $2.0 billion. The Repurchase Facility has a term beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse
  Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2019, there were no borrowings under the
  Repurchase Facility. For the years ended December 31, 2019 and 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the years ended December 31, 2019, 2018 and 2017, the Company received cash capital contributions totaling $0, $0 and $1.3 billion, respectively, from BH Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc.
This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with
MetLife, Inc. (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life
Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

                                      60

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose
RBC requirements that were developed by the National Association of Insurance
Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action.
The minimum level of TAC before corrective action commences is twice ACL RBC.
The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and
BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                    Years Ended December 31,
                                                                                --------------------------------
Company                                                      State of Domicile     2019        2018       2017
-----------------------------------------------------------  -----------------  ----------  ---------  ---------
                                                                                          (In millions)
Brighthouse Life Insurance Company..........................         Delaware   $    1,074  $  (1,104) $    (425)
Brighthouse Life Insurance Company of NY....................         New York   $     (139) $      19  $      22

   Statutory capital and surplus was as follows at:

                                                                 December 31,
                                                             ---------------------
Company                                                         2019       2018
-----------------------------------------------------------  ---------- ----------
                                                                 (In millions)
Brighthouse Life Insurance Company.......................... $    8,746 $    6,731
Brighthouse Life Insurance Company of NY.................... $      579 $      279

   The Company has a reinsurance subsidiary, BRCD which reinsures risks including level premium term life and ULSG assumed from other Brighthouse
Financial life insurance subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $9.0 billion and $8.7 billion for the years ended
December 31, 2019 and 2018, respectively.

   The statutory net income (loss) of BRCD was ($316) million, ($1.1) billion and ($1.6) billion for the years ended December 31, 2019, 2018 and 2017, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $572 million and $557 million at
December 31, 2019 and 2018, respectively.

                                      61

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by certain of the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                 2020       2019      2018      2017
                                                             ------------ --------- --------- ---------
                                                              Permitted
                                                               Without
Company                                                      Approval (1) Paid (2)  Paid (2)  Paid (2)
-------                                                      ------------ --------- --------- ---------
                                                                           (In millions)
Brighthouse Life Insurance Company..........................    $   2,066 $      -- $      -- $      --
Brighthouse Life Insurance Company of NY....................    $      -- $      28 $      -- $      --
----------

(1) Reflects dividend amounts that may be paid during 2020 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2020, some or all of such dividends may require regulatory approval. See Note 16.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is
permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities.
Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware
Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as
"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the
Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under BRCD's plan of operations, no dividend or distribution may be made by
BRCD without the prior approval of the Delaware Commissioner. On December 30,
2019, the Delaware Commissioner approved an extraordinary dividend of
$600 million payable to Brighthouse Life Insurance Company (see Note 16).
During the years ended December 31, 2018 and 2017, BRCD paid extraordinary cash dividends of $0 and $535 million, respectively. During the years ended
December 31, 2019, 2018 and 2017, BRCD paid cash dividends of $1 million,
$2 million and $0, respectively, to its preferred shareholders.

                                      62

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                 Unrealized                           Foreign
                                                              Investment Gains    Unrealized Gains   Currency
                                                              (Losses), Net of      (Losses) on     Translation
                                                             Related Offsets (1)    Derivatives     Adjustments     Total
                                                             -------------------  ----------------  -----------  ----------
                                                                                      (In millions)
Balance at December 31, 2016................................      $        1,019     $         258    $     (29) $    1,248
OCI before reclassifications................................                 529              (152)           9         386
Deferred income tax benefit (expense).......................                (206)               54           (3)       (155)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               1,342               160          (23)      1,479
Amounts reclassified from AOCI..............................                  61               (14)          --          47
Deferred income tax benefit (expense) (2)...................                 306                 5           --         311
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 367                (9)          --         358
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2017................................               1,709               151          (23)      1,837
 Cumulative effect of change in accounting principle and
   other, net of income tax.................................                 (79)               --           --         (79)
                                                             -------------------  ----------------  -----------  ----------
Balance, January 1, 2018....................................               1,630               151          (23)      1,758
OCI before reclassifications................................              (1,534)              156           (4)     (1,382)
Deferred income tax benefit (expense).......................                 327                54            1         382
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........                 423               361          (26)        758
Amounts reclassified from AOCI..............................                 179              (134)          --          45
Deferred income tax benefit (expense).......................                 (38)              (47)          --         (85)
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 141              (181)          --         (40)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2018................................                 564               180          (26)        718
OCI before reclassifications................................               3,224                37           12       3,273
Deferred income tax benefit (expense).......................                (677)               (8)          --        (685)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               3,111               209          (14)      3,306
Amounts reclassified from AOCI..............................                 (57)              (58)          --        (115)
Deferred income tax benefit (expense).......................                  12                12           --          24
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 (45)              (46)          --         (91)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2019................................      $        3,066     $         163    $     (14) $    3,215
                                                             ===================  ================  ===========  ==========
-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Cuts and Job Act (the "Tax
    Act") related to unrealized investments gains (losses), net of related offsets.

                                      63

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
AOCI Components                                                 Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2019       2018      2017
                                                                --------   --------  --------
                                                                        (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses).......................     $ 94      $(178)    $ (15) Net investment gains (losses)
Net unrealized investment gains (losses).......................       --          1         1  Net investment income
Net unrealized investment gains (losses).......................      (37)        (2)      (47) Net derivative gains (losses)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), before income tax...       57       (179)      (61)
Income tax (expense) benefit...................................      (12)        38      (306)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), net of income tax...       45       (141)     (367)
                                                                --------   --------  --------
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps............................................       31         98        --  Net derivative gains (losses)
Interest rate swaps............................................        2          3         3  Net investment income
Interest rate forwards.........................................       --         31        --  Net derivative gains (losses)
Interest rate forwards.........................................       --          2         3  Net investment income
Foreign currency swaps.........................................       25         --         8  Net derivative gains (losses)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, before income tax.........       58        134        14
Income tax (expense) benefit...................................      (12)        47        (5)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, net of income tax.........       46        181         9
                                                                --------   --------  --------
 Total reclassifications, net of income tax....................     $ 91      $  40     $(358)
                                                                ========   ========  ========

                                      64

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the
Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the
Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees of $240 million,
$255 million and $264 million for the years ended December 31, 2019, 2018 and
2017, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2019       2018       2017
                                                                                 ---------- ---------- ----------
                                                                                          (In millions)
Compensation....................................................................     $  304     $  278     $  263
Contracted services and other labor costs.......................................        252        194        130
Transition services agreements..................................................        237        268        295
Establishment costs.............................................................         76        131        116
Premium and other taxes, licenses and fees......................................         43         64         58
Separate account fees...........................................................          3          2          3
Volume related costs, excluding compensation, net of DAC capitalization.........        591        595        687
Interest expense on debt........................................................         60          6         56
Other...........................................................................        243        225        225
                                                                                 ---------- ---------- ----------
   Total other expenses.........................................................     $1,809     $1,763     $1,833
                                                                                 ========== ========== ==========

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                                      65

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $ (35)      $(178)    $   368
Foreign...............................................................         --          --          18
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        (35)       (178)        386
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................       (303)        331      (1,124)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (303)        331      (1,124)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)      $ 153     $  (738)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Tax provision at statutory rate.......................................      $(241)       $235      $ (567)
Tax effect of:
Excess loss account - Separation from MetLife (1).....................         --          (2)      1,088
Rate revaluation due to tax reform (2)................................         --          --        (696)
Dividend received deduction (3).......................................        (38)        (40)       (116)
Prior year tax........................................................         --          (1)         (4)
Tax credits...........................................................        (29)        (24)        (29)
Release of valuation allowance........................................         --         (11)         --
Goodwill impairment...................................................         --          --        (288)
Sale of subsidiary....................................................         --          --        (136)
Other, net............................................................        (30)         (4)         10
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)       $153      $ (738)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         30%         14%         46%
                                                                       ==========  ==========  ==========
-------------

(1) For the year ended December 31, 2017, the Company recognized a non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the
    Separation. MetLife, Inc. is responsible for this obligation through the
    Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act.

(3) For the year ended December 31, 2018, the Tax Act changed the dividend received deduction amount applicable to insurance companies to a 70%
    company share and a 50% dividend received deduction for eligible dividends.
    The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate.

                                      66

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ----------------------
                                                                                                 2019        2018
                                                                                           ----------  ----------
                                                                                                (In millions)
Deferred income tax assets:
Investments, including derivatives (1)....................................................    $   213      $   44
Net operating loss carryforwards..........................................................      1,082       1,025
Tax credit carryforwards..................................................................        105          58
Employee benefits.........................................................................          4           4
Intangibles...............................................................................         97         159
Other.....................................................................................         18          --
                                                                                           ----------  ----------
 Total deferred income tax assets.........................................................      1,519       1,290
Deferred income tax liabilities:
Policyholder liabilities and receivables (1)..............................................      1,307       1,386
Net unrealized investment gains...........................................................        858         198
DAC.......................................................................................        655         633
Other.....................................................................................         --          17
                                                                                           ----------  ----------
 Total deferred income tax liabilities....................................................      2,820       2,234
                                                                                           ----------  ----------
 Net deferred income tax asset (liability)................................................    $(1,301)     $ (944)
                                                                                           ==========  ==========
-------------

(1) The Company reclassified certain components of the 2018 net deferred income tax asset (liability) upon completion of a Separation related deferred tax basis study in 2019. Total deferred income tax assets and total deferred income tax liabilities increased by $44 million at December 31, 2018 as compared to the amounts previously presented. There was no change in total net deferred income tax asset (liability) resulting from these reclassifications at December 31, 2018.

   The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2019.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,034
Indefinite................................................................................              2,119
                                                                                           ------------------
                                                                                                       $5,153
                                                                                           ==================

                                      67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2019.

                                                                   Tax Credit Carryforwards
                                                             ------------------------------------
                                                             General Business
                                                                 Credits      Foreign Tax Credits
                                                             ---------------- -------------------
                                                                        (In millions)
Expiration
2020-2024...................................................              $--                 $18
2025-2029...................................................               --                  70
2030-2034...................................................               --                  --
2035-2039...................................................               17                  --
Indefinite..................................................               --                  --
                                                             ---------------- -------------------
                                                                          $17                 $88
                                                             ================ ===================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              Years Ended December 31,
                                                             --------------------------
                                                                 2019     2018     2017
                                                             -------- -------- --------
                                                                    (In millions)
Balance at January 1,.......................................      $34      $22     $ 38
Additions for tax positions of prior years..................       --       12       --
Reductions for tax positions of prior years.................       --       --       (4)
Additions for tax positions of current year.................       --       --        3
Reductions for tax positions of current year................       --       --       (2)
Settlements with tax authorities............................       --       --      (13)
                                                             -------- -------- --------
Balance at December 31,.....................................      $34      $34     $ 22
                                                             ======== ======== ========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................      $34      $34     $ 22
                                                             ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended
December 31, 2019, 2018 and 2017.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's consolidated financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with
MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

                                      68

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return.
The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the
Tax Separation Agreement governs the allocation between MetLife and the Company of the responsibility for the taxes of the MetLife group. The Tax Separation
Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October
2017, MetLife paid $723 million to the Company under the Tax Separation
Agreement. At December 31, 2017, the current income tax recoverable included
$857 million related to this agreement. In November 2018, MetLife paid
$894 million to the Company under the Tax Separation Agreement. In November
2019, the Company paid MetLife $2 million under the Tax Separation Agreement.
At December 31, 2019, the current income tax recoverable included a
$115 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.
  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31,
  2019.

   Matters as to Which an Estimate Can Be Made

     For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of
  December 31, 2019, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to
  $10 million.

   Matters as to Which an Estimate Cannot Be Made

     For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

                                      69

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

   Sales Practices Claims

     Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The
  Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Group Annuity Class Action

     Leroy and Geraldine Atkins v. Brighthouse Life Insurance Company,
  Brighthouse Financial, Inc., et al. (U.S. District Court, District of Nevada,
  filed November 18, 2019). Plaintiffs have filed a purported class action lawsuit against Brighthouse Life Insurance Company, Brighthouse Financial,
  Inc., MetLife, Inc. and Metropolitan Life Insurance Company relating to the pension closeout business. Plaintiffs allege that annuity benefits were due but have not been paid. Plaintiffs also allege they were not able to obtain information as to the group annuity contract and the benefit other than what was on a benefit election form. Plaintiffs seek to represent a class of all annuitants and their designated beneficiaries who were due annuity payments pursuant to group annuity contracts purchased from defendants by sponsors of employer provided defined benefit plans. Plaintiffs allege the defendants failed to timely contact, notify and pay overdue annuity benefits and interest to retirees. The complaint alleges breach of contract, breach of the implied covenant of good faith and fair dealing
  (contract and tort), unjust enrichment, conversion and breach of fiduciary duty. The Company intends to vigorously defend the matter.

   Summary

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought.
  Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $206 million and $492 million at December 31, 2019 and 2018, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond
  Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.8 billion and $1.9 billion at December 31, 2019 and 2018, respectively.

                                      70

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from
$6 million to $122 million, with a cumulative maximum of $127 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $1 million and $2 million at
December 31, 2019 and 2018, respectively, for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and had previous arrangements with MetLife for services necessary to conduct its activities. Certain of the MetLife services have continued, however, MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. See Note 1 for information regarding the MetLife Divestiture and Note 11 for amounts related to transition services from MetLife.

   The Company has related party reinsurance, and investment, debt and equity transactions (see Notes 6, 7 , 10 and 11). Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse Services currently provides, and previously MetLife provided, certain services to the Company, each using an allocation methodology under certain agreements for such services. These services include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable.
  Costs incurred under these arrangements with Brighthouse Services as well as with MetLife prior to the MetLife Divestiture, were $1.1 billion,
  $1.1 billion and $1.0 billion for the years ended December 31, 2019, 2018 and
  2017, respectively, and were recorded in other expenses. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $220 million, $234 million and
  $241 million for the years ended December 31, 2019, 2018 and 2017, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($43) million and ($50) million at December 31,
  2019 and 2018, respectively.

                                      71

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)

     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife.
  The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $21 million and $68 million under this arrangement for the years ended December 31, 2019 and 2018, respectively.

  Broker-Dealer Transactions

     The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate. The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was
  $205 million, $216 million and $224 million for the years ended December 31,
  2019, 2018 and 2017, respectively. Commission expenses incurred related to these transactions and recorded in other expenses was $815 million,
  $771 million and $642 million for the years ended December 31, 2019, 2018 and
  2017, respectively. The Company also had related party fee income receivables of $18 million and $17 million at December 31, 2019 and 2018, respectively.

16. Subsequent Events

Dividend Transactions

   On February 20, 2020, BRCD, with the explicit permission of the Delaware
Commissioner received on December 30, 2019, paid a $600 million extraordinary dividend to Brighthouse Life Insurance Company.

   On February 19, 2020, Brighthouse Life Insurance Company declared a
$300 million ordinary cash dividend payable to BH Holdings. Such dividend has not been paid as of March 4, 2020.

                                      72

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2019

                                 (In millions)

                                                                                               Amount at
                                                          Cost or           Estimated Fair     Which Shown on
                                                       Amortized Cost (1)      Value         Balance Sheet
Types of Investments                               ---------------------- ---------------- ------------------
Fixed maturity securities:
Bonds:
U.S. government and agency........................                $ 5,396          $ 7,244            $ 7,244
State and political subdivision...................                  3,326            4,011              4,011
Public utilities..................................                  3,270            3,703              3,703
Foreign government................................                  1,503            1,751              1,751
All other corporate bonds.........................                 33,243           36,215             36,215
                                                   ---------------------- ---------------- ------------------
 Total bonds......................................                 46,738           52,924             52,924
Mortgage-backed and asset-backed securities.......                 16,000           16,694             16,694
Redeemable preferred stock........................                    345              359                359
                                                   ---------------------- ---------------- ------------------
 Total fixed maturity securities..................                 63,083           69,977             69,977
                                                   ---------------------- ---------------- ------------------
Equity securities:
 Non-redeemable preferred stock...................                    127              129                129
Common stock:
 Industrial, miscellaneous and all other..........                     10               15                 15
 Public utilities.................................                     --                3                  3
                                                   ---------------------- ---------------- ------------------
 Total equity securities..........................                    137              147                147
                                                   ---------------------- ---------------- ------------------
Mortgage loans....................................                 15,664                              15,664
Policy loans......................................                    875                                 875
Limited partnerships and LLCs.....................                  2,379                               2,379
Short-term investments............................                  1,482                               1,482
Other invested assets.............................                  3,224                               3,224
                                                   ----------------------                  ------------------
 Total investments................................                $86,844                             $93,748
                                                   ======================                  ==================
-------------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for limited partnerships and
    LLCs, cost represents original cost adjusted for equity in earnings and distributions.

                                      73

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                       2019        2018
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $53,793 and $51,281, respectively)............................   $ 59,754    $ 52,926
Equity securities available-for-sale, at estimated fair value...................        124         121
Mortgage loans (net of valuation allowances of $61 and $55, respectively).......     15,038      13,147
Policy loans....................................................................        875       1,001
Limited partnerships and limited liability companies............................      2,379       2,290
Short-term investments, principally at estimated fair value.....................      1,431          --
Investment in subsidiaries......................................................      5,980       5,098
Other invested assets, at estimated fair value..................................      2,970       2,848
                                                                                 ----------  ----------
 Total investments..............................................................     88,551      77,431
Cash and cash equivalents.......................................................      2,273       3,185
Accrued investment income.......................................................        585         636
Premium, reinsurance and other receivable.......................................     13,727      13,046
Receivable from subsidiaries....................................................      9,505       8,001
Deferred policy acquisition costs and value of business acquired................      4,340       4,572
Deferred income tax receivable..................................................      1,147       1,086
Other assets, principally at estimated fair value...............................        424         461
Separate account assets.........................................................     94,992      87,243
                                                                                 ----------  ----------
 Total assets...................................................................   $215,544    $195,661
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 38,306    $ 34,900
Policyholder account balances...................................................     43,119      37,935
Other policy-related balances...................................................      3,383       3,325
Payables for collateral under securities loaned and other transactions..........      4,289       5,024
Long-term debt..................................................................        812         400
Current income tax payable......................................................         30           2
Other liabilities...............................................................     12,149      10,056
Separate account liabilities....................................................     94,992      87,243
                                                                                 ----------  ----------
 Total liabilities..............................................................    197,080     178,885
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,899)     (3,090)
Accumulated other comprehensive income (loss)...................................      3,215         718
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     18,464      16,776
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $215,544    $195,661
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                                      74

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................  $   452    $  437   $   283
Universal life and investment-type product policy fees....................................    2,559     2,738     2,774
Equity in earnings of subsidiaries........................................................      808      (277)    1,221
Net investment income.....................................................................    3,086     2,885     2,613
Other revenues............................................................................      341       398       402
Net investment gains (losses).............................................................       88      (165)       (7)
Net derivative gains (losses).............................................................   (2,928)    1,335    (1,425)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    4,406     7,351     5,861
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,623     2,388     2,862
Interest credited to policyholder account balances........................................      869       881       909
Amortization of deferred policy acquisition costs and value of business acquired..........      337       952       310
Other expenses............................................................................    1,920     1,925     1,848
                                                                                           --------  --------  --------
 Total expenses...........................................................................    5,749     6,146     5,929
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................   (1,343)    1,205       (68)
Provision for income tax expense (benefit)................................................     (534)      238       815
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  (809)   $  967   $  (883)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................  $ 1,688    $  (73)  $  (294)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                                      75

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                             2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,160  $  2,774  $  3,460
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   12,009    14,909    14,667
 Equity securities........................................................................       57        19       119
 Mortgage loans...........................................................................    1,434       840       704
 Limited partnerships and limited liability companies.....................................      302       254       333
Purchases of:
 Fixed maturity securities................................................................  (14,179)  (14,697)  (16,287)
 Equity securities........................................................................      (22)       (2)       (2)
 Mortgage loans...........................................................................   (3,337)   (3,896)   (2,017)
 Limited partnerships and limited liability companies.....................................     (463)     (358)     (531)
Cash received in connection with freestanding derivatives.................................    1,933     1,795     1,858
Cash paid in connection with freestanding derivatives.....................................   (2,597)   (2,879)   (3,829)
Sale of operating joint venture interest to a former affiliate............................       --        --        67
Returns of capital and dividends from subsidiaries........................................       54        25       551
Capital contributions to subsidiaries.....................................................      (75)       --       (83)
Net change in policy loans................................................................      126       105       (14)
Net change in short-term investments......................................................   (1,418)      269       711
Net change in other invested assets.......................................................       23        44       (41)
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (6,153)   (3,572)   (3,794)
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    6,117     5,064     3,845
 Withdrawals..............................................................................   (2,503)   (3,124)   (2,360)
Net change in payables for collateral under securities loaned and other transactions......     (735)      871    (3,136)
Long-term debt issued.....................................................................      412       228        --
Capital contributions.....................................................................       --        --     1,300
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --        --       202
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (203)     (303)     (149)
Other, net................................................................................       (7)       (2)       --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    3,081     2,734      (298)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................     (912)    1,936      (632)
Cash, cash equivalents and restricted cash, beginning of year.............................    3,185     1,249     1,881
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  2,273  $  3,185  $  1,249
                                                                                           ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest................................................................................. $     28  $     --  $     12
                                                                                           ========  ========  ========
 Income tax............................................................................... $     --  $   (168) $   (421)
                                                                                           ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from affiliate..................................... $     --  $    417  $     --
                                                                                           ========  ========  ========
 Transfer of fixed maturity securities to former affiliate................................ $     --  $     --  $    293
                                                                                           ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions... $     --  $     --  $    293
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                                      76

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company
(the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company.
Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2019, Brighthouse Life Insurance Company paid a cash capital contribution of $75 million to BHNY and received a cash dividend of $28 million from BHNY. On December 30, 2019, the Delaware
Commissioner approved an extraordinary dividend of $600 million payable from
BRCD to Brighthouse Life Insurance Company. Such dividend is included in receivable from subsidiaries at December 31, 2019. See Note 16 of the Notes to
the Consolidated Financial Statements.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which
$75 million was paid to BHNY, and received cash dividends from subsidiaries of
$544 million, of which $535 million was received from BRCD.

                                      77

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2019 and 2018

                                 (In millions)

                                                              Future Policy
                                                     DAC    Benefits and Other  Policyholder
                                                     and      Policy-Related      Account         Unearned        Unearned
 Segment                                               VOBA      Balances        Balances     Premiums (1), (2)  Revenue (1)
-------------------------------------------------  -------- ------------------ ------------- ------------------ ------------
 2019
 Annuities........................................   $4,168            $ 8,921       $34,810                $--         $ 86
 Life.............................................      539              5,070         2,437                 12           45
 Run-off..........................................        5             20,191         7,873                 --          151
 Corporate & Other................................       97              7,700             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $4,809            $41,882       $45,121                $18         $282
                                                   ======== ================== ============= ================== ============
 2018
 Annuities........................................   $4,357            $ 8,666       $28,600                $--         $ 88
 Life.............................................      613              4,802         2,534                 13           18
 Run-off..........................................        5             17,252         8,195                 --          107
 Corporate & Other................................      111              7,596             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $5,086            $38,316       $39,330                $19         $213
                                                   ======== ================== ============= ================== ============
-------------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                                      78

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of   Other
 Segment                              Product Policy Fees   Income (1)    Account Balances    DAC and VOBA    Expenses
----------------------------------  --------------------- ------------ -------------------- --------------- ----------
 2019
 Annuities.........................                $2,291       $1,786               $1,429          $  328     $1,125
 Life..............................                   728          374                  646              53        177
 Run-off...........................                   720        1,273                2,436              --        200
 Corporate & Other.................                    90           53                   58              14        307
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,829       $3,486               $4,569          $  395     $1,809
                                    ===================== ============ ==================== =============== ==========
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901     $1,052
 Life..............................                   774          371                  637              93        214
 Run-off...........................                   777        1,311                1,923              --        202
 Corporate & Other.................                    98           44                   64              17        295
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $4,059       $3,235               $4,227          $1,011     $1,763
                                    ===================== ============ ==================== =============== ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141     $1,035
 Life..............................                   713          285                  681             186        237
 Run-off...........................                   715        1,358                1,788             570        278
 Corporate & Other.................                   108           92                   61              19        283
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,984       $2,973               $4,670          $  916     $1,833
                                    ===================== ============ ==================== =============== ==========
-------------

(1) See Note 2 of the Notes to the Consolidated Financial Statements for the
    basis of allocation of net investment income.

                                      79

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2019, 2018 and 2017

                             (Dollars in millions)

                                                                                     % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount   Assumed to Net
                               -------------- --------- ----------- ------------ ----------------
2019
Life insurance in-force.......       $534,106  $167,676      $8,884     $375,314              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,375  $    548      $   15     $    842              1.8%
Accident & health insurance...            222       217          --            5              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,597  $    765      $   15     $    847              1.8%
                               ============== ========= =========== ============
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868              1.4%
Accident & health insurance...            225       224          --            1              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869              1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462              2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824              1.6%
Accident & health insurance...            231       227          --            4              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828              1.6%
                               ============== ========= =========== ============
-------------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2019, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.7 billion, respectively, and life insurance premiums of $0 and $5 million, respectively.
For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of
$17.1 billion and $9.0 billion, respectively, and life insurance premiums of
$537 million and $13 million, respectively.

                                      80

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The financial statements of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2019.
3. Statements of Operations for the year ended December 31, 2019.
4. Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018.
5. Notes to the Financial Statements.
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Consolidated Balance Sheets as of December 31, 2019 and 2018.
3. Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2019, 2018 and 2017.
5. Consolidated Statements of Equity for the years ended December 31, 2019, 2018 and 2017.
6. Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017.
7. Notes to the Consolidated Financial Statements.
8. Financial Statement Schedules.
b. Exhibits
1.	(i)	Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
	(ii)	Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
	(iii)	Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the establishment of the Separate Account (adopted September 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
2.	Not Applicable.
3.	(i) (a)	Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 24, 2009). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.
	(i) (b)	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.

(i) (c)	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(ii)	Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.
(iii)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.
4.	(i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract (7010 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(ii)	Death Benefit Rider - (Principal Protection) (Form 7015 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(iii)	Death Benefit Rider - (Annual Step-Up) (Form 7017 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(iiv)	Additional Death Benefit Rider - (Earnings Preservation Benefit) (Form 7019 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(v)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (Form 7021 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(vi)	Terminal Illness Rider (Form 7022 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(vii)	Unisex Annuity Rates Rider (Form 7027 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(viii)	Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.
(ix)	Individual Retirement Annuity Endorsement 8023.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(x)	Roth Individual Retirement Annuity Endorsement 8024.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xi)	401(a)/403(a) Plan Endorsement 8025.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xii)	Tax Sheltered Annuity Endorsement 8026.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xiii)	Simple Individual Retirement Annuity Endorsement 8276 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(xiv)	Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05). Incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos. 333-125753 and 811-03365) filed electronically on June 13, 2005.
(xv)	Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB] 8028-4 (11/05). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.
(xvi)	Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.
(xvii)	Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.
(xviii)	Form of Contract Schedule [LWG I, et al.] 8028-5 (6/06). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.
(xvix)	Form of Contract Schedule [M & E] 8028-1 (2/07) – PEIV. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-137968 and 811-03365) filed electronically on December 22, 2006.
(xx)	Fixed Account Rider 8012 (11/00). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.
(xxi)	Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.
(xxii)	Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(xxiii)	Non-qualified Annuity Endorsement MLIU-NQ (11/04) – I. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(xxiv)	Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
5.	Form of Variable Annuity Application 8401 (6/11) APPPE4 Nov 2014. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
6.	(i)	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(ii)	Copy of the Bylaws of the Company. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(iii)	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective December 6, 2016). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
7.	(i)	Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.

(ii)	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.
8.	(i) (a)	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 11-01-05). Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.
(i) (b)	First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(i) (c)	Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(i) (d)	Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(ii)(a)	Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07). Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.v
(ii) (b)	Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(iii) (a)	Fund Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective 10-01-99). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(iii) (b)	Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.
(iii) (c)	Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(iii) (d)	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(iii) (e)	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.

(iii) (f)	Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(iv) (a)	Participation agreement Among AIM Variable Insurance Funds, A I M Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 10-1-00) and Amendments (effective 05-01-03, 03-31-05, 03-31-08). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(iv) (b)	Amendment to Participation Agreement Among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2011.
(iv) (c)	Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2011.
(iv) (d)	Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(iv) (e)	Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(v) (a)	Amended and Restated Participation Agreement Among Fidelity(R) Variable Insurance Products Fund, Fidelity Distributors Corporation and The Travelers Insurance Company (effective 05-01-01) and Amendments (effective 05-01-03 and 12-08-04). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(v) (b)	Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.
(v) (c)	Amendment to Participation Agreement with Fidelity(R) Variable Insurance Products Funds (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(v) (d)	Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 5, 2017.
(v) (e)	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(vi) (a)	Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 05-01-04) and Amendment No. 1 (effective 05-02-05). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349

and 811-09215) filed electronically on April 9, 2009.
(vi) (b)	Amendment No. 5 to the Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 10-05-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.
(vi) (c)	Participation Agreement Addendum Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 05-01-11). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(vi) (d)	Amendment to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 01-15-13). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 3, 2013.
(vi) (e)	Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(vi) (f)	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(vi) (g)	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(vii) (a)	Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut (effective 01-01-09). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(vii) (b)	Amendment to Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.
(vii) (c)	Amendment to Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(vii) (d)	Amendment to Participation Agreement among Brighthouse Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed electronically on April 3, 2020.
(viii) (a)	Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 01-01-02) and Amendment Nos. 1-4 (effective 05-01-03, 05-03-04, 05-02-05, 04-28-08). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective

Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(viii) (b)	Amendment to the Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., MetLife Insurance Company of Connecticut, et al. (effective 05-01-10). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 18 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 5, 2012.
(viii) (c)	Amendment to Participation Agreement with Oppenheimer Variable Account Funds (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(viii) (d)	Seventh Amendment to Participation Agreement among Brighthouse Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (effective March 6, 2017). Incorporated herein by reference to Brighthouse Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 25 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 25, 2018.
(ix) (a)	Participation Agreement Among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 01-01-02) and Amendment Nos. 1 and 2 (effective 05-02-03 and 04-28-08). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(ix) (b)	Amendment No. 3 to the Participation Agreement Among Pioneer Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 05-01-11). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 22 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 4, 2012.
(ix) (c)	Amendment to Participation Agreement with Pioneer Variable Contracts Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
(x)	Participation Agreement Among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(xi)	Participation Agreement Among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
9.	Opinion of Counsel. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)
11.	Not Applicable.
12.	Not Applicable.
13.	Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Conor E. Murphy, John L. Rosenthal, Edward A. Spehar and Lynn A. Dumais (Filed herewith.)
ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Eric T. Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

James Hamalainen 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Gregory Illson 11225 North Community House Road Charlotte, NC 28277	Vice President

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Marie Pennington 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Mark Reilly 11225 North Community House Road Charlotte, NC 28277	Vice President
Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

James Wiviott 334 Madison Avenue Morristown, NJ 07960	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of Brighthouse Life Insurance Company (“BLIC” or the “Company”) under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2019
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2019.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS
As of January 31, 2020, there were 349,808 owners of qualified contracts and 145,229 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).
ITEM 28.	INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

James Wiviott 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$649,095,230	$0	$0	$0
ITEM 30.	LOCATION OF ACCOUNTS AND RECORDS
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Pursuant to a transitional services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to MetLife Services and Solutions, LLC for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $17,566,025, and for the period ended September 30, 2019 was $24,623,448. Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period October 1, 2019 and ended December 31, 2019 was $4,810,371.
ITEM 32.	UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 8th day of April, 2020.
BRIGHTHOUSE SEPARATE ACCOUNT A (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Gregory E. Illson
Gregory E. Illson Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Gregory E. Illson
Gregory E. Illson Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 8, 2020.
/s/ Eric T. Steigerwalt* Eric T. Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles J. Lambert* Myles J. Lambert	Director and Vice President
/s/ Conor E. Murphy* Conor E. Murphy	Director and Vice President
/s/ John L. Rosenthal* John L. Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 8, 2020
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13.	Powers of Attorney